                                                           OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833

                         MainStay VP Series Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York                        10010
--------------------------------------------------------------------------------
(Address of principal executive offices)                   (Zip Code)

     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 973-394-4437

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended September 30, 2004 is filed herewith.

PORTFOLIO HOLDINGS
As of September 30, 2004 (unaudited)

                                                   SHARES / PRINCIPAL
                                                         AMOUNT           MARKET VALUE         % NET ASSETS
AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                         16,110           $    831,599                 1.00%
General Dynamics Corp.                                      640           $     65,343                 0.08%
                                                                          ------------         ------------
TOTAL AEROSPACE & DEFENSE                                                 $    896,942                 1.08%
                                                                          ------------         ------------

AIR FREIGHT & LOGISTICS
FedEx Corp.                                               2,347           $    201,115                 0.24%
United Parcel Service, Inc. Class B                       8,869           $    673,333                 0.81%
                                                                          ------------         ------------
TOTAL AIR FREIGHT & LOGISTICS                                             $    874,448                 1.05%
                                                                          ------------         ------------

AIRLINES
Delta Air Lines, Inc. (a)                                 2,447           $      8,051                 0.01%
Southwest Airlines Co.                                    6,652           $     90,600                 0.11%
                                                                          ------------         ------------
TOTAL AIRLINES                                                            $     98,651                 0.12%
                                                                          ------------         ------------

AUTOMOBILES
Ford Motor Co.                                          122,476           $  1,720,791                 2.06%
                                                                          ------------         ------------
TOTAL AUTOMOBILES                                                         $  1,720,791                 2.06%
                                                                          ------------         ------------

BEVERAGES
Adolph Coors Co. Class B                                  7,100           $    482,231                 0.58%
                                                                          ------------         ------------
TOTAL BEVERAGES                                                           $    482,231                 0.58%
                                                                          ------------         ------------

BIOTECHNOLOGY
Amgen, Inc.                                               1,850           $    104,858                 0.13%
                                                                          ------------         ------------
TOTAL BIOTECHNOLOGY                                                       $    104,858                 0.13%
                                                                          ------------         ------------

CAPITAL MARKETS
Bank of New York Co., Inc. (The)                            272           $      7,934                 0.01%
Raymond James Financial, Inc.                             7,156           $    172,602                 0.21%
                                                                          ------------         ------------
TOTAL CAPITAL MARKETS                                                     $    180,536                 0.22%
                                                                          ------------         ------------

                                                  SHARES / PRINCIPAL
                                                        AMOUNT            MARKET VALUE         % NET ASSETS
CHEMICALS
Monsanto Co.                                            43,533            $  1,585,472                 1.90%
                                                                          ------------         ------------
TOTAL CHEMICALS                                                           $  1,585,472                 1.90%
                                                                          ------------         ------------

COMMERCIAL BANKS
Bank of America Corp.                                   91,604            $  3,969,200                 4.75%
National City Corp.                                      7,579            $    292,700                 0.35%
Wachovia Corp.                                          19,711            $    925,432                 1.11%
Wells Fargo & Co.                                       12,409            $    739,948                 0.89%
                                                                          ------------         ------------
TOTAL COMMERCIAL BANKS                                                    $  5,927,280                 7.10%
                                                                          ------------         ------------

COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                           35,779            $    772,827                 0.92%
                                                                          ------------         ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                      $    772,827                 0.92%
                                                                          ------------         ------------

COMMUNICATIONS EQUIPMENT
Aspect Communications Corp. (a)                          5,502            $     54,634                 0.07%
Cisco Systems, Inc. (a)                                 17,897            $    323,936                 0.39%
Harris Corp.                                               799            $     43,897                 0.05%
Motorola, Inc.                                          55,540            $  1,001,943                 1.20%
                                                                          ------------         ------------
TOTAL COMMUNICATIONS EQUIPMENT                                            $  1,424,410                 1.71%
                                                                          ------------         ------------

COMPUTERS & PERIPHERALS
Hewlett-Packard Co.                                     55,382            $  1,038,410                 1.24%
International Business Machines Corp.                   27,795            $  2,383,141                 2.85%
                                                                          ------------         ------------
TOTAL COMPUTERS & PERIPHERALS                                             $  3,421,551                 4.09%
                                                                          ------------         ------------

CONSUMER FINANCE
Capital One Financial Corp.                              1,434            $    105,972                 0.13%
                                                                          ------------         ------------
TOTAL CONSUMER FINANCE                                                    $    105,972                 0.13%
                                                                          ------------         ------------

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                         19,300            $    851,516                 1.02%
JPMorgan Chase & Co.                                    69,986            $  2,780,547                 3.33%
                                                                          ------------         ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                      $  3,632,063                 4.35%
                                                                          ------------         ------------

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                            12,426            $    682,311                 0.82%
AT&T Corp.                                               7,145            $    102,315                 0.12%
BellSouth Corp.                                         29,678            $    804,867                 0.96%
SBC Communications, Inc.                                26,656            $    691,725                 0.83%

                                                  SHARES / PRINCIPAL
                                                        AMOUNT            MARKET VALUE         % NET ASSETS
Sprint Corp. (FON Group)                                10,186            $    205,044                 0.25%
Verizon Communications, Inc.                            22,763            $    896,406                 1.07%
                                                                          ------------         ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              $  3,382,668                 4.05%
                                                                          ------------         ------------

ELECTRIC UTILITIES
CenterPoint Energy, Inc.                                74,501            $    771,833                 0.92%
Edison International                                    17,233            $    456,846                 0.55%
FirstEnergy Corp.                                       19,549            $    803,073                 0.96%
FPL Group, Inc.                                          2,386            $    163,012                 0.20%
Great Plains Energy, Inc.                               10,072            $    293,599                 0.35%
OGE Energy Corp.                                        12,477            $    314,792                 0.38%
                                                                          ------------         ------------
TOTAL ELECTRIC UTILITIES                                                  $  2,803,155                 3.36%
                                                                          ------------         ------------

ELECTRONIC EQUIPMENT & Instruments
Arrow Electronics, Inc. (a)                             15,310            $    345,702                 0.41%
Ingram Micro, Inc. (a)                                  14,487            $    233,241                 0.28%
Tech Data Corp. (a)                                        796            $     30,685                 0.04%
                                                                          ------------         ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  $    609,628                 0.73%
                                                                          ------------         ------------

FOOD & STAPLES RETAILING
SUPERVALU, Inc.                                         41,946            $  1,155,613                 1.38%
                                                                          ------------         ------------
TOTAL FOOD & STAPLES RETAILING                                            $  1,155,613                 1.38%
                                                                          ------------         ------------

FOOD PRODUCTS
Corn Products International, Inc.                       11,461            $    528,351                 0.63%
Pilgrim's Pride Corp. Class B (a)                        1,962            $     53,132                 0.06%
Tyson Foods, Inc.                                       50,709            $    812,358                 0.97%
                                                                          ------------         ------------
TOTAL FOOD PRODUCTS                                                       $  1,393,841                 1.66%
                                                                          ------------         ------------

GAS UTILITIES
Nicor, Inc.                                              6,796            $    249,413                 0.30%
UGI Corp.                                                1,607            $     59,876                 0.07%
                                                                          ------------         ------------
TOTAL GAS UTILITIES                                                       $    309,289                 0.37%
                                                                          ------------         ------------

HEALTH CARE EQUIPMENT & SUPPLIES
Applera Corp. Applied Biosystems Group                  18,842            $    355,548                 0.43%
Becton, Dickinson & Co.                                  9,980            $    515,966                 0.62%
                                                                          ------------         ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    $    871,514                 1.05%
                                                                          ------------         ------------

                                                   SHARES / PRINCIPAL
                                                         AMOUNT           MARKET VALUE         % NET ASSETS
HEALTH CARE PROVIDERS & SERVICES
AmerisourceBergen Corp.                                  32,740           $  1,758,464                 2.10%
CIGNA Corp.                                              24,375           $  1,697,230                 2.03%
Humana, Inc. (a)                                          3,157           $     63,077                 0.08%
PacifiCare Health Systems, Inc. (a)                       4,512           $    165,590                 0.20%
                                                                          ------------         ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                    $  3,684,361                 4.41%
                                                                          ------------         ------------

HOTELS, RESTAURANTS & LEISURE

McDonald's Corp.                                         21,027           $    589,385                 0.71%
                                                                          ------------         ------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                       $    589,385                 0.71%
                                                                          ------------         ------------

HOUSEHOLD DURABLES
Black & Decker Corp. (The)                                6,400           $    495,615                 0.59%
Whirlpool Corp.                                          16,021           $    962,703                 1.15%
                                                                          ------------         ------------
TOTAL HOUSEHOLD DURABLES                                                  $  1,458,318                 1.74%
                                                                          ------------         ------------

HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                     10,414           $    672,641                 0.80%
Procter & Gamble Co. (The)                               18,023           $    975,404                 1.17%
                                                                          ------------         ------------
TOTAL HOUSEHOLD PRODUCTS                                                  $  1,648,045                 1.97%
                                                                          ------------         ------------

INDUSTRIAL CONGLOMERATES
General Electric Co.                                     20,648           $    693,360                 0.83%
Tyco International Ltd.                                  22,675           $    695,217                 0.83%
                                                                          ------------         ------------
TOTAL INDUSTRIAL CONGLOMERATES                                            $  1,388,577                 1.66%
                                                                          ------------         ------------

INSURANCE
ACE, Ltd.                                                28,346           $  1,135,544                 1.36%
American Financial Group, Inc.                            4,484           $    134,027                 0.16%
Aon Corp.                                                23,288           $    669,297                 0.80%
Fidelity National Financial, Inc.                         1,572           $     59,893                 0.07%
First American Corp.                                     27,591           $    850,629                 1.02%
St. Paul Travelers Cos., Inc. (The)                       3,384           $    111,876                 0.13%
W. R. Berkley Corp.                                      13,648           $    575,398                 0.69%
                                                                          ------------         ------------
TOTAL INSURANCE                                                           $  3,536,664                 4.23%
                                                                          ------------         ------------

INTERNET SOFTWARE & SERVICES
EarthLink, Inc. (a)                                      72,294           $    744,629                 0.89%
United Online, Inc. (a)                                  21,875           $    210,439                 0.25%
VeriSign, Inc. (a)                                       11,008           $    218,841                 0.26%
                                                                          ------------         ------------
TOTAL INTERNET SOFTWARE & SERVICES                                        $  1,173,909                 1.40%
                                                                          ------------         ------------

                                                   SHARES / PRINCIPAL
                                                         AMOUNT           MARKET VALUE         % NET ASSETS
IT SERVICES
Computer Sciences Corp. (a)                              21,086           $    993,153                 1.19%
Sabre Holdings Corp.                                     14,369           $    352,469                 0.42%
                                                                          ------------         ------------
TOTAL IT SERVICES                                                         $  1,345,622                 1.61%
                                                                          ------------         ------------

LEISURE EQUIPMENT & Products
Eastman Kodak Co.                                        42,978           $  1,384,747                 1.66%
                                                                          ------------         ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                        $  1,384,747                 1.66%
                                                                          ------------         ------------

MACHINERY

SPX Corp.                                                11,139           $    394,321                 0.47%
                                                                          ------------         ------------
TOTAL MACHINERY                                                           $    394,321                 0.47%
                                                                          ------------         ------------

MEDIA
Regal Entertainment Group                                20,062           $    383,184                 0.46%
Time Warner, Inc. (a)                                    88,332           $  1,425,678                 1.71%
Viacom, Inc. Class B                                      9,543           $    320,262                 0.38%
Walt Disney Co. (The)                                    55,606           $  1,253,914                 1.50%
                                                                          ------------         ------------
TOTAL MEDIA                                                               $  3,383,038                 4.05%
                                                                          ------------         ------------

METALS & MINING
Phelps Dodge Corp.                                        1,683           $    154,886                 0.19%
                                                                          ------------         ------------
TOTAL METALS & MINING                                                     $    154,886                 0.19%
                                                                          ------------         ------------

MULTILINE RETAIL
Federated Department Stores, Inc.                        21,367           $    970,704                 1.16%
Kmart Holding Corp. (a)                                   1,456           $    127,356                 0.15%
May Department Stores Co. (The)                          54,207           $  1,389,329                 1.66%
                                                                          ------------         ------------
TOTAL MULTILINE RETAIL                                                    $  2,487,389                 2.97%
                                                                          ------------         ------------

MULTI-UTILITIES & UNREGULATED POWER
Constellation Energy Group, Inc.                          4,844           $    192,984                 0.23%
National Fuel Gas Co.                                     2,413           $     68,360                 0.08%
                                                                          ------------         ------------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                 $    261,344                 0.31%
                                                                          ------------         ------------

OIL & GAS
ChevronTexaco Corp.                                      82,356           $  4,417,580                 5.29%
ConocoPhillips                                           10,348           $    857,332                 1.03%

                                                   SHARES / PRINCIPAL
                                                         AMOUNT           MARKET VALUE         % NET ASSETS
ExxonMobil Corp.                                          9,741           $    470,781                 0.56%
Marathon Oil Corp.                                        4,309           $    177,875                 0.21%
Sunoco, Inc.                                             12,877           $    952,641                 1.14%
                                                                          ------------         ------------
TOTAL OIL & GAS                                                           $  6,876,209                 8.23%
                                                                          ------------         ------------

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                    15,340           $    551,475                 0.66%
Louisiana-Pacific Corp.                                  17,545           $    455,292                 0.54%
Potlatch Corp.                                            7,905           $    370,031                 0.44%
Rayonier, Inc.                                            6,642           $    300,483                 0.36%
Weyerhaeuser Co.                                          6,534           $    434,379                 0.52%
                                                                          ------------         ------------
TOTAL PAPER & FOREST PRODUCTS                                             $  2,111,660                 2.52%
                                                                          ------------         ------------

PHARMACEUTICALS
Bristol-Myers Squibb Co.                                 49,555           $  1,172,964                 1.40%
Johnson & Johnson                                        48,350           $  2,723,555                 3.26%
Kos Pharmaceuticals, Inc. (a)                             1,093           $     38,921                 0.05%
Merck & Co., Inc.                                        56,095           $  1,851,135                 2.22%
Pfizer, Inc.                                             51,849           $  1,586,583                 1.90%
                                                                          ------------         ------------
TOTAL PHARMACEUTICALS                                                     $  7,373,158                 8.83%
                                                                          ------------         ------------

REAL ESTATE
CBL & Associates Properties, Inc.                        16,277           $    992,084                 1.19%
Colonial Properties Trust                                 6,245           $    251,175                 0.30%
Equity Office Properties Trust                           24,041           $    655,118                 0.78%
                                                                          ------------         ------------
TOTAL REAL ESTATE                                                         $  1,898,377                 2.27%
                                                                          ------------         ------------

ROAD & RAIL
Burlington Northern Santa Fe Corp.                        2,840           $    108,800                 0.13%
CSX Corp.                                                 1,546           $     51,327                 0.06%
Norfolk Southern Corp.                                    2,991           $     88,952                 0.11%
Union Pacific Corp.                                       2,170           $    127,162                 0.15%
                                                                          ------------         ------------
TOTAL ROAD & RAIL                                                         $    376,241                 0.45%
                                                                          ------------         ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.                                              84,019           $  1,685,419                 2.02%
                                                                          ------------         ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                            $  1,685,419                 2.02%
                                                                          ------------         ------------

SOFTWARE
Microsoft Corp.                                          80,337           $  2,221,318                 2.66%
                                                                          ------------         ------------
TOTAL SOFTWARE                                                            $  2,221,318                 2.66%
                                                                          ------------         ------------

                                                   SHARES / PRINCIPAL
                                                         AMOUNT           MARKET VALUE         % NET ASSETS
SPECIALTY RETAIL
Barnes & Noble, Inc. (a)                                 19,422           $    718,614                 0.86%
Blockbuster, Inc.                                        37,769           $    286,667                 0.34%
Sherwin-Williams Co. (The)                                6,401           $    281,388                 0.34%
                                                                          ------------         ------------
TOTAL SPECIALTY RETAIL                                                    $  1,286,669                 1.54%
                                                                          ------------         ------------

THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                              46,103           $  1,815,996                 2.17%
Flagstar Bancorp, Inc.                                    6,461           $    137,490                 0.16%
                                                                          ------------         ------------
TOTAL THRIFTS & MORTGAGE FINANCE                                          $  1,953,486                 2.33%
                                                                          ------------         ------------

TOBACCO
Altria Group, Inc.                                       17,071           $    803,019                 0.96%
Reynolds American, Inc.                                  16,535           $  1,125,042                 1.35%
                                                                          ------------         ------------
TOTAL TOBACCO                                                             $  1,928,061                 2.31%
                                                                          ------------         ------------

WIRELESS TELECOMMUNICATION SERVICES
Nextel Communications, Inc. (a)                          11,170           $    266,292                 0.32%
                                                                          ------------         ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 $    266,292                 0.32%
                                                                          ------------         ------------
TOTAL COMMON STOCK                                                        $ 82,621,236                98.90%
                                                                          ------------         ------------

CONVERTIBLE PREFERRED STOCK
AUTOMOBILES
Ford Motor Co. Captital Trust II 6.50%                    2,850           $    148,998                 0.18%
General Motors Corp. 5.25% Series B                       3,691           $     88,251                 0.11%
                                                                          ------------         ------------
TOTAL AUTOMOBILES                                                         $    237,249                 0.29%
                                                                          ------------         ------------

OFFICE ELECTRONICS
Xerox Corp. 6.25%                                         1,250           $    159,063                 0.19%
                                                                          ------------         ------------
TOTAL OFFICE ELECTRONICS                                                  $    159,063                 0.19%
                                                                          ------------         ------------
TOTAL CONVERTIBLE PREFERRED STOCK                                         $    396,312                 0.48%
                                                                          ------------         ------------
TOTAL INVESTMENTS                                                         $ 83,017,548 (c)            99.38%
                                                                          ------------         ------------
  (COST $80,674,951)(b)

Cash and Other Assets Less Liabilities                                    $    540,481                 0.62%
                                                                          ------------         ------------
NET ASSETS                                                                $ 83,558,029               100.00%
                                                                          ============         ============

(a)  NON-INCOME PRODUCING SECURITY.

(b)  THE COST FOR FEDERAL INCOME TAX PURPOSES IS $82,129,420.

(c) AT SEPTEMBER 30, 2004 NET UNREALIZED APPRECIATION WAS $888,128 BASED ON COST FOR FEDERAL INCOME TAX PURPOSES. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL INVESTMENTS ON WHICH THERE WAS AN EXCESS OF MARKET VALUE OVER COST OF $7,377,021 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL INVESTMENTS ON WHICH THERE WAS AN EXCESS OF COST OVER MARKET VALUE OF $6,488,893.

PORTFOLIO HOLDINGS

As of September 30, 2004
(unaudited)

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT           MARKET VALUE        % NET ASSETS
MAINSTAY VP BOND PORTFOLIO
COMMON STOCK
DIVERSIFIED TELECOMMUNICATION SERVICES
MCI, Inc.                                                                  23,757       $     397,930                0.08%
                                                                                        -------------       -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                            $     397,930                0.08%
                                                                                        -------------       -------------
TOTAL COMMON STOCK                                                                      $     397,930                0.08%
                                                                                        -------------       -------------

CORPORATE ASSET-BACKED
CONSUMER FINANCE
American Express Master Trust Series 2002-2 Class A                 $   5,000,000       $   5,002,322                1.04%
  1.81%, due 5/15/06
MBNA Credit Card Master Note Trust Series 2003-A2 Class A2 (c)      $   5,000,000       $   5,003,466                1.04%
  1.81%, due 8/15/08
                                                                                        -------------       -------------
TOTAL CONSUMER FINANCE                                                                  $  10,005,788                2.08%
                                                                                       -------------       -------------
DIVERSIFIED FINANCIAL SERVICES
Bank One Issuance Trust Series 2003-A2 Class A2 (c)                 $   5,000,000       $   5,003,276                1.04%
  1.81%, due 10/15/08
                                                                                        -------------       -------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                    $   5,003,276                1.04%
                                                                                        -------------       -------------
TOTAL CORPORATE ASSET-BACKED                                                            $  15,009,064                3.12%
                                                                                        -------------       -------------

CORPORATE BONDS
AEROSPACE & DEFENSE
Raytheon Co.                                                        $   3,000,000       $   3,088,812                0.64%
  6.50%, due 7/15/05
                                                                                        -------------       -------------
TOTAL AEROSPACE & DEFENSE                                                               $   3,088,812                0.64%
                                                                                        -------------       -------------

AUTOMOBILES
DaimlerChrysler North America Holdings, Inc.                        $   3,000,000       $   3,376,698                0.70%
  7.20%, due 9/1/09
DaimlerChrysler North America Holdings, Inc.                        $   1,000,000       $   1,162,650                0.24%
  8.00%, due 6/15/10

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT           MARKET VALUE        % NET ASSETS
Ford Motor Co.                                                      $   1,500,000       $   1,470,795                0.31%
  7.45%, due 7/16/31
General Motors Corp.                                                $   2,000,000       $   2,087,774                0.43%
  7.125%, due 7/15/13
General Motors Corp.                                                $   2,000,000       $   2,123,544                0.44%
  8.375%, due 7/15/33
                                                                                        -------------       -------------
TOTAL AUTOMOBILES                                                                       $  10,221,461                2.12%
                                                                                        -------------       -------------

BEVERAGES
Coca-Cola Enterprises, Inc.                                         $   1,000,000       $   1,320,121                0.27%
  8.50%, due 2/1/22
                                                                                        -------------       -------------
TOTAL BEVERAGES                                                                         $   1,320,121                0.27%
                                                                                        -------------       -------------

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                                     $   4,000,000       $   4,226,712                0.88%
  5.70%, due 9/1/12
JPMorgan Chase & Co.                                                $   2,000,000       $   2,244,870                0.47%
  6.625%, due 3/15/12
Morgan (J.P.) & Co., Inc.                                           $   2,000,000       $   1,973,156                0.41%
  3.50%, due 3/15/09
Morgan Stanley                                                      $   2,000,000       $   2,241,108                0.47%
  6.75%, due 4/15/11
                                                                                        -------------       -------------
TOTAL CAPITAL MARKETS                                                                   $  10,685,846                2.23%
                                                                                        -------------       -------------

COMMERCIAL BANKS
Bank of America Corp.                                               $   2,000,000       $   2,349,502                0.49%
  7.80%, due 2/15/10
Bank One Corp.                                                      $   2,000,000       $   2,043,638                0.42%
  4.125%, due 9/1/07
First Chicago NBD Corp.                                             $   1,750,000       $   1,826,510                0.38%
  6.125%, due 2/15/06
Fleet National Bank                                                 $   5,000,000       $   5,368,970                1.12%
  5.75%, due 1/15/09
National City Corp.                                                 $   1,000,000       $     996,374                0.21%
  3.20%, due 4/1/08
                                                                                        -------------       -------------
TOTAL COMMERCIAL BANKS                                                                  $  12,584,994                2.62%
                                                                                        -------------       -------------

CONSUMER FINANCE
American General Finance Corp. Series G                             $   1,000,000       $   1,052,522                0.22%
  5.375%, due 9/1/09
Capital One Bank                                                    $   1,000,000       $   1,051,462                0.22%
  6.875%, due 2/1/06

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT           MARKET VALUE        % NET ASSETS
Capital One Bank Series BKNT                                        $   2,000,000       $   2,076,234                0.43%
  8.25%, due 6/15/05
Ford Motor Credit Co.                                               $   1,000,000       $   1,027,056                0.21%
  6.25%, due 2/16/06
Household Finance Corp.                                             $   2,500,000       $   2,475,218                0.51%
  4.75%, due 7/15/13
                                                                                        -------------       -------------
TOTAL CONSUMER FINANCE                                                                  $   7,682,492                1.59%
                                                                                        -------------       -------------

DIVERSIFIED FINANCIAL SERVICES
Associates Corp. of North America                                   $   3,000,000       $   3,501,363                0.73%
  6.95%, due 11/1/18
Boeing Capital Corp.                                                $   3,000,000       $   3,177,249                0.66%
  5.75%, due 2/15/07
CIT Group, Inc.                                                     $   2,000,000       $   2,003,016                0.42%
  7.125%, due 10/15/04
CIT Group, Inc.                                                     $   2,000,000       $   2,366,912                0.49%
  7.75%, due 4/2/12
Mellon Funding Corp.                                                $   1,125,000       $   1,254,422                0.26%
  6.40%, due 5/14/11
National Rural Utilities Cooperative Finance Corp.                  $   5,000,000       $   5,044,570                1.05%
  3.875%, due 2/15/08
NiSource Finance Corp.                                              $   3,000,000       $   3,152,385                0.66%
  7.625%, due 11/15/05
Principal Life Global Funding Inc. (a)                              $   3,110,000       $   3,433,462                0.71%
  6.25%, due 2/15/12
                                                                                        -------------       -------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                    $  23,933,379                4.98%
                                                                                        -------------       -------------

DIVERSIFIED TELECOMMUNICATION SERVICES
Bell Atlantic Pennsylvania, Inc.                                    $   1,500,000       $   1,898,392                0.39%
  8.35%, due 12/15/30
BellSouth Corp.                                                     $   1,000,000       $   1,009,324                0.21%
  5.20%, due 9/15/14
Deutsche Telekom International Finance BV                           $   1,000,000       $   1,393,869                0.29%
  9.25%, due 6/1/32
SBC Communications, Inc.                                            $   1,000,000       $   1,023,863                0.21%
  6.45%, due 6/15/34
Sprint Capital Corp.                                                $   1,000,000       $   1,054,463                0.22%
  7.125%, due 1/30/06
Sprint Capital Corp.                                                $   1,000,000       $   1,211,136                0.25%
  8.375%, due 3/15/12
Telecom Italia Capital (a)                                          $   4,750,000       $   4,639,591                0.96%
  6.00%, due 9/30/34
                                                                                        -------------       -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                            $  12,230,638                2.53%
                                                                                        -------------       -------------

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT           MARKET VALUE        % NET ASSETS
ELECTRIC UTILITIES
Arizona Public Service Co.                                          $   1,500,000       $   1,580,952                0.33%
  5.80%, due 6/30/14
Arizona Public Service Co.                                          $   3,000,000       $   3,117,972                0.65%
  7.625%, due 8/1/05
Cleveland Electric Illuminating Co. (The)                           $   1,000,000       $   1,034,764                0.22%
  5.65%, due 12/15/13
Consumers Energy Co. Series J                                       $   1,000,000       $   1,070,948                0.22%
  6.00%, due 2/15/14
DTE Energy Co.                                                      $   1,000,000       $   1,051,549                0.22%
  6.45%, due 6/1/06
FPL Group Capital, Inc.                                             $   2,000,000       $   2,012,556                0.42%
  3.25%, due 4/11/06
Kansas Gas & Electric Co.                                           $   2,000,000       $   2,082,302                0.43%
  6.20%, due 1/15/06
Pepco Holdings, Inc.                                                $   1,000,000       $   1,008,915                0.21%
  3.75%, due 2/15/06
Progress Energy, Inc.                                               $   1,000,000       $   1,046,582                0.22%
  6.125%, due 9/15/33
Progress Energy, Inc.                                               $   2,000,000       $   2,226,718                0.46%
  6.50%, due 7/15/12
Public Service Co. of New Mexico                                    $     500,000       $     507,060                0.11%
  4.40%, due 9/15/08
                                                                                        -------------       -------------
TOTAL ELECTRIC UTILITIES                                                                $  16,740,318                3.49%
                                                                                        -------------       -------------

FOOD & STAPLES RETAILING
Delhaize America, Inc.                                              $   2,500,000       $   2,649,498                0.55%
  7.375%, due 4/15/06
Kroger Co. (The) Series B                                           $   2,000,000       $   2,353,516                0.49%
  7.70%, due 6/1/29
Safeway, Inc.                                                       $   3,000,000       $   3,064,641                0.64%
  5.625%, due 8/15/14
Safeway, Inc.                                                       $   2,125,000       $   2,322,542                0.48%
  6.50%, due 3/1/11
SUPERVALU, Inc.                                                     $   1,000,000       $   1,162,153                0.24%
  7.50%, due 5/15/12
                                                                                        -------------       -------------
TOTAL FOOD & STAPLES RETAILING                                                          $  11,552,350                2.40%
                                                                                        -------------       -------------

FOOD PRODUCTS
ConAgra Foods, Inc.                                                 $   2,000,000       $   2,082,280                0.43%
  7.50%, due 9/15/05
Kellogg Co. Series B                                                $   2,000,000       $   2,252,034                0.47%
  6.60%, due 4/1/11

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT           MARKET VALUE        % NET ASSETS

Unilever Capital Corp.                                              $   3,000,000       $   3,473,730                0.72%
  7.125%, due 11/1/10
                                                                                        -------------       -------------
TOTAL FOOD PRODUCTS                                                                     $   7,808,044                1.62%
                                                                                        -------------       -------------

INSURANCE
Berkshire Hathaway, Inc.                                            $   2,000,000       $   1,997,662                0.42%
  4.625%, due 10/15/13
Prudential Financial, Inc.                                          $   2,750,000       $   2,752,368                0.57%
  5.10%, due 9/20/14
                                                                                        -------------       -------------
TOTAL INSURANCE                                                                         $   4,750,030                0.99%
                                                                                        -------------       -------------

INTERNET & CATALOG RETAIL
IAC/InterActive Corp.                                               $   1,000,000       $   1,094,386                0.23%
  7.00%, due 1/15/13
                                                                                        -------------       -------------
TOTAL INTERNET & CATALOG RETAIL                                                         $   1,094,386                0.23%
                                                                                        -------------       -------------

MACHINERY
Caterpillar, Inc.                                                   $   4,875,000       $   6,005,668                1.25%
  7.30%, due 5/1/31
                                                                                        -------------       -------------
TOTAL MACHINERY                                                                         $   6,005,668                1.25%
                                                                                        -------------       -------------

MEDIA
Clear Channel Communications, Inc.                                  $   5,000,000       $   4,973,740                1.03%
  5.50%, due 9/15/14
Cox Communications, Inc.                                            $   2,260,000       $   2,315,442                0.48%
  6.875%, due 6/15/05
CSC Holdings, Inc.                                                  $   1,500,000       $   1,560,000                0.32%
  7.25%, due 7/15/08
TCI Communications, Inc.                                            $   2,000,000       $   2,179,468                0.45%
  7.125%, due 2/15/28
Time Warner, Inc.                                                   $   2,500,000       $   2,824,090                0.59%
  7.57%, due 2/1/24
Time Warner, Inc.                                                   $   3,000,000       $   3,452,997                0.72%
  7.625%, due 4/15/31
Walt Disney Co. (The)                                               $   1,000,000       $   1,121,926                0.23%
  7.00%, due 3/1/32
Walt Disney Co. (The) Series B                                      $   2,000,000       $   2,107,940                0.44%
  6.75%, due 3/30/06
                                                                                        -------------       -------------
TOTAL MEDIA                                                                             $  20,535,603                4.26%
                                                                                        -------------       -------------

MULTILINE RETAIL
May Department Stores Co. (The) (a)                                 $   1,500,000       $   1,546,008                0.32%
  5.75%, due 7/15/14

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT           MARKET VALUE        % NET ASSETS
                                                                                        -------------       -------------
TOTAL MULTILINE RETAIL                                                                  $   1,546,008                0.32%
                                                                                        -------------       -------------

MULTI-UTILITIES & UNREGULATED POWER
Pacific Electric & Gas Co.                                          $   1,500,000       $   1,526,703                0.32%
  6.05%, due 3/1/34
                                                                                        -------------       -------------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                               $   1,526,703                0.32%
                                                                                        -------------       -------------

OIL & GAS
Duke Energy Field Services Corp.                                    $   2,000,000       $   2,078,212                0.43%
  7.50%, due 8/16/05
                                                                                        -------------       -------------
TOTAL OIL & GAS                                                                         $   2,078,212                0.43%
                                                                                        -------------       -------------

PAPER & FOREST PRODUCTS
Weyerhaeuser Co.                                                    $   1,500,000       $   1,721,234                0.36%
  7.375%, due 3/15/32
                                                                                        -------------       -------------
TOTAL PAPER & FOREST PRODUCTS                                                           $   1,721,234                0.36%
                                                                                        -------------       -------------

REAL ESTATE
Archstone-Smith Trust                                               $   3,305,000       $   3,434,460                0.71%
  8.20%, due 7/3/05
Avalonbay Communities, Inc.                                         $   1,000,000       $   1,100,890                0.23%
  6.625%, due 9/15/11
Kimco Realty Corp. Series A                                         $   1,000,000       $   1,030,946                0.21%
  6.73%, due 6/30/05
Regency Centers LP                                                  $   2,250,000       $   2,621,059                0.55%
  7.95%, due 1/15/11
Rouse Co. (The)                                                     $   1,000,000       $     933,665                0.19%
  3.625%, due 3/15/09
Rouse Co. (The)                                                     $     500,000       $     553,696                0.12%
  8.00%, due 4/30/09
                                                                                        -------------       -------------
TOTAL REAL ESTATE                                                                       $   9,674,716                2.01%
                                                                                        -------------       -------------

ROAD & RAIL
CSX Corp. (c)                                                       $   2,000,000       $   1,999,350                0.42%
  1.994%, due 8/3/06
CSX Corp.                                                           $   2,000,000       $   2,056,112                0.43%
  5.50%, due 8/1/13
Norfolk Southern Corp.                                              $   2,000,000       $   2,446,110                0.51%
  7.80%, due 5/15/27
Norfolk Southern Corp.                                              $   2,000,000       $   2,072,990                0.43%
  8.375%, due 5/15/05
                                                                                        -------------       -------------
TOTAL ROAD & RAIL                                                                       $   8,574,562                1.79%
                                                                                        -------------       -------------

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT           MARKET VALUE        % NET ASSETS
SPECIALTY RETAIL
Erac USA Finance Co. (a)                                            $   2,000,000       $   2,061,962                0.43%
  8.25%, due 5/1/05
                                                                                        -------------       -------------
TOTAL SPECIALTY RETAIL                                                                  $   2,061,962                0.43%
                                                                                        -------------       -------------

THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                                         $   1,500,000       $   1,456,740                0.30%
  4.00%, due 3/22/11
General Electric Capital Corp. Series A                             $   5,000,000       $   5,493,245                1.14%
  6.00%, due 6/15/12
                                                                                        -------------       -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                                        $   6,949,985                1.44%
                                                                                        -------------       -------------
TOTAL CORPORATE BONDS                                                                   $ 184,367,524               38.32%
                                                                                        -------------       -------------

CORPORATE CMOS
DIVERSIFIED FINANCIAL SERVICES
Morgan Stanley Capital I Series 2004-HQ3 Class A4                   $  10,000,000       $  10,042,168                2.09%
  4.80%, due 1/13/41
                                                                                        -------------       -------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                    $  10,042,168                2.09%
                                                                                        -------------       -------------
TOTAL CORPORATE CMOS                                                                    $  10,042,168                2.09%
                                                                                        -------------       -------------

FHLB
Federal Home Loan Bank (b)                                          $   5,000,000       $   5,029,780                1.05%
  3.00%, due 8/15/05
Federal Home Loan Bank                                              $   5,000,000       $   5,040,505                1.05%
  3.25%, due 8/15/05
Federal Home Loan Bank                                              $   5,000,000       $   5,079,360                1.06%
  3.75%, due 8/15/07
Federal Home Loan Bank                                              $   5,000,000       $   4,944,765                1.03%
  2.625%, due 2/16/07
                                                                                        -------------       -------------
TOTAL FHLB                                                                              $  20,094,410                4.19%
                                                                                        -------------       -------------

FHLMC
Federal Home Loan Mortgage Corp.                                    $   4,000,000       $   4,121,248                0.86%
  5.50%, due 11/15/19
Federal Home Loan Mortgage Corp.                                    $   3,059,969       $   3,246,836                0.68%
  7.00%, due 1/1/33

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT           MARKET VALUE        % NET ASSETS
Federal Home Loan Mortgage Corp.                                    $     462,479       $     489,526                0.10%
  6.50%, due 7/1/17
Federal Home Loan Mortgage Corp. (b)                                $  14,000,000       $  14,455,000                3.01%
  6.00%, due 10/15/34
Federal Home Loan Mortgage Corp.                                    $     220,788       $     224,294                0.05%
  5.50%, due 12/1/33
Federal Home Loan Mortgage Corp. (b)                                $  10,000,000       $  10,134,380                2.11%
  5.50%, due 10/15/34
Federal Home Loan Mortgage Corp.                                    $   5,000,000       $   5,146,125                1.07%
  5.00%, due 7/15/14
Federal Home Loan Mortgage Corp.                                    $  17,748,411       $  17,595,026                3.66%
  5.00%, due 6/1/34
Federal Home Loan Mortgage Corp.                                    $   1,121,793       $   1,112,098                0.23%
  5.00%, due 5/1/34
Federal Home Loan Mortgage Corp. (b)                                $   6,000,000       $   5,921,250                1.23%
  5.00%, due 11/13/33
Federal Home Loan Mortgage Corp.                                    $     730,886       $     730,205                0.15%
  4.50%, due 12/1/18
Federal Home Loan Mortgage Corp.                                    $   5,487,449       $   5,675,964                1.18%
  6.00%, due 1/1/33
Federal Home Loan Mortgage Corp.                                    $     154,280       $     154,136                0.03%
  4.50%, due 9/1/18
Federal Home Loan Mortgage Corp. (b)                                $   3,000,000       $   2,919,375                0.61%
  4.00%, due 11/15/18
Federal Home Loan Mortgage Corp.                                    $     997,396       $     996,468                0.21%
  4.50%, due 11/1/18
Federal Home Loan Mortgage Corp.                                    $   4,943,069       $   4,930,074                1.03%
  4.50%, due 5/1/19
Federal Home Loan Mortgage Corp.                                    $     450,464       $     450,045                0.09%
  4.50%, due 6/1/18
Federal Home Loan Mortgage Corp.                                    $   4,917,076       $   4,904,147                1.02%
  4.50%, due 6/1/19
Federal Home Loan Mortgage Corp.                                    $   1,955,199       $   1,950,058                0.41%
  4.50%, due 7/1/19
Federal Home Loan Mortgage Corp.                                    $     224,056       $     223,847                0.05%
  4.50%, due 8/1/18
Federal Home Loan Mortgage Corp.                                    $   1,959,730       $   1,957,906                0.41%
  4.50%, due 1/1/19
                                                                                        -------------       -------------
TOTAL FHLMC                                                                             $  87,338,008               18.19%
                                                                                        -------------       -------------

FNMA

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT           MARKET VALUE        % NET ASSETS
GOVERNMENT AGENCIES
Federal National Mortgage Association                               $     863,952       $     908,184                0.19%
  6.00%, due 2/1/14
Federal National Mortgage Association                               $     338,067       $     350,318                0.07%
  6.00%, due 9/1/32
Federal National Mortgage Association                               $     536,188       $     586,823                0.12%
  8.00%, due 5/1/25
Federal National Mortgage Association                               $     418,248       $     440,093                0.09%
  6.50%, due 1/1/28
Federal National Mortgage Association                               $     346,180       $     364,682                0.08%
  6.50%, due 10/1/27
Federal National Mortgage Association                               $     738,501       $     779,243                0.16%
  6.50%, due 11/1/09
Federal National Mortgage Association                               $     659,966       $     693,557                0.14%
  6.50%, due 6/1/29
Federal National Mortgage Association                               $     689,297       $     732,923                0.15%
  7.00%, due 1/1/28
Federal National Mortgage Association                               $     657,040       $     699,372                0.15%
  7.00%, due 2/1/27
Federal National Mortgage Association                               $     247,490       $     262,615                0.05%
  7.00%, due 4/1/31
Federal National Mortgage Association                               $     297,125       $     323,568                0.07%
  8.00%, due 12/1/29
Federal National Mortgage Association                               $  15,833,195       $  16,077,545                3.34%
  5.50%, due 9/1/33
Federal National Mortgage Association                               $     972,163       $   1,020,429                0.21%
  6.50%, due 12/1/31
Federal National Mortgage Association                               $     396,217       $     425,315                0.09%
  7.50%, due 7/1/28
Federal National Mortgage Association                               $      62,718       $      61,201                0.01%
  4.00%, due 7/1/19
Federal National Mortgage Association                               $   1,874,454       $   1,967,517                0.41%
  6.50%, due 7/1/31
Federal National Mortgage Association                               $     166,212       $     162,191                0.03%
  4.00%, due 3/1/19
Federal National Mortgage Association                               $     481,975       $     470,315                0.10%
  4.00%, due 4/1/19
Federal National Mortgage Association                               $   7,561,081       $   7,660,918                1.59%
  5.50%, due 5/1/33
Federal National Mortgage Association                               $     989,140       $     965,211                0.20%
  4.00%, due 6/1/19
Federal National Mortgage Association                               $   5,000,000       $   5,116,450                1.06%
  4.25%, due 5/15/09

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT           MARKET VALUE        % NET ASSETS
Federal National Mortgage Association                               $   6,334,856       $   6,331,255                1.32%
  4.50%, due 5/1/18
Federal National Mortgage Association (b)                           $   8,000,000       $   8,105,000                1.69%
  5.50%, due 10/15/33
Federal National Mortgage Association                               $   1,943,393       $   2,014,749                0.42%
  5.50%, due 5/1/16
Federal National Mortgage Association (b)                           $   4,864,208       $   4,940,212                1.03%
  5.00%, due 10/15/19
Federal National Mortgage Association                               $   1,267,923       $   1,237,250                0.26%
  4.00%, due 5/1/19
Federal National Mortgage Association                               $     187,526       $     186,032                0.04%
  5.00%, due 5/1/33
Federal National Mortgage Association                               $   3,656,925       $   3,723,111                0.77%
  5.00%, due 6/1/18
Federal National Mortgage Association                               $   2,000,000       $   2,078,518                0.43%
  5.25%, due 8/1/12
Federal National Mortgage Association                               $   7,164,904       $   7,299,567                1.52%
  5.00%, due 1/1/18
                                                                                        -------------       -------------
TOTAL FNMA                                                                              $  75,984,164               15.79%
                                                                                        -------------       -------------

FOREIGN GOVERNMENT TREASURY
FOREIGN GOVERNMENTS
Province of British Columbia                                        $   5,000,000       $   5,174,425                1.08%
  4.625%, due 10/3/06
Province of Manitoba Series EU                                      $   4,000,000       $   4,018,516                0.84%
  2.75%, due 1/17/06
Province of Ontario                                                 $   4,000,000       $   4,292,332                0.89%
  5.50%, due 10/1/08
Province of Quebec                                                  $   2,000,000       $   2,102,170                0.44%
  5.00%, due 7/17/09
Republic of Italy                                                   $   3,000,000       $   2,995,995                0.62%
  2.50%, due 3/31/06
                                                                                        -------------       -------------
TOTAL FOREIGN GOVERNMENTS                                                               $  18,583,438                3.87%
                                                                                        -------------       -------------
TOTAL FOREIGN GOVERNMENT TREASURY                                                       $  18,583,438                3.87%
                                                                                        -------------       -------------

GNMA
Goverment National Mortgage Association                             $     877,055       $     926,293                0.19%
  6.50%, due 4/15/32

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT           MARKET VALUE        % NET ASSETS
Government National Mortgage Association                            $   1,599,192       $   1,688,972                0.35%
  6.50%, due 5/15/32
Government National Mortgage Association                            $     240,318       $     270,878                0.06%
  9.00%, due 4/15/26
Government National Mortgage Association                            $   1,588,665       $   1,677,854                0.35%
  6.50%, due 6/15/32
Government National Mortgage Association                            $   1,518,546       $   1,548,072                0.32%
  5.50%, due 3/15/33
Government National Mortgage Association (b)                        $   4,000,000       $   4,067,500                0.85%
  5.50%, due 10/15/34
Government National Mortgage Association (b)                        $   5,000,000       $   4,971,875                1.03%
  5.00%, due 10/15/34
Government National Mortgage Association                            $     407,780       $     435,055                0.09%
  7.00%, due 7/15/31
Government National Mortgage Association                            $   2,574,189       $   2,624,240                0.55%
  5.50%, due 4/15/33
                                                                                        -------------       -------------
TOTAL GNMA                                                                              $  18,210,739                3.79%
                                                                                        -------------       -------------

U.S. TREASURY BONDS
United States Treasury Bond                                         $   4,906,000       $   5,255,553                1.43%
  5.375%, due 2/15/31
United States Treasury Bond                                         $   3,000,000       $   3,503,202                0.73%
  6.25%, due 8/15/23
                                                                                        -------------       -------------
TOTAL U.S. TREASURY BONDS                                                               $  10,392,410                2.16%
                                                                                        -------------       -------------

U.S. TREASURY NOTES
United States Treasury Note                                         $  13,000,000       $  12,998,986                2.70%
  1.75%, due 12/31/04
United States Treasury Note                                         $   3,100,000       $   3,066,942                0.64%
  2.25%, due 2/15/07
United States Treasury Note                                         $     300,000       $     303,141                0.06%
  4.25%, due 8/15/14
United States Treasury Note                                         $   3,000,000       $   3,197,109                0.66%
  4.875%, due 2/15/12
United States Treasury Note                                         $   1,000,000       $   1,075,117                0.22%
  5.00%, due 2/15/11

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT           MARKET VALUE        % NET ASSETS
United States Treasury Note                                         $   2,000,000       $   2,229,610                0.46%
  5.75%, due 8/15/10
                                                                                        -------------       -------------
TOTAL U.S. TREASURY NOTES                                                               $  22,870,905                4.74%
                                                                                        -------------       -------------

COMMERCIAL PAPER (d)
Caterpillar Financial Services Corp.                                $   5,000,000       $   4,995,461                1.04%
  1.72% due 10/20/04
Citigroup Global Markets Holdings, Inc.                             $   5,000,000       $   4,999,071                1.04%
  1.67% due 10/5/04
Clorox Co. (The)                                                    $   5,000,000       $   4,994,895                1.04%
  1.75% due 10/22/04
Coca-Cola Co., (The)                                                $   5,000,000       $   4,995,698                1.04%
  1.72% due 10/19/04
Farmer Mac                                                          $   3,600,000       $   3,599,135                0.75%
  1.73% due 10/6/04
Federal Home Loan Bank                                              $   5,000,000       $   4,995,433                1.04%
  1.73% due 10/20/04
Federal National Mortgage Association                               $   4,798,000       $   4,781,199                0.99%
  1.80% due 12/10/04
International Bank of Reconstruction & Development                  $     290,000       $     289,458                0.06%
  1.60% due 11/12/04
International Business Machines Corp.                               $   5,000,000       $   4,999,329                1.04%
  1.61% due 10/4/04
International Lease Finance Corp.                                   $   5,000,000       $   4,996,821                1.04%
  1.76% due 10/14/04
JPMorgan Chase & Co.                                                $   5,000,000       $   4,994,165                1.04%
  1.75% due 10/25/04
Morgan Stanley Dean Witter & Co.                                    $   5,000,000       $   4,997,033                1.04%
  1.78% due 10/13/04
National Rural Utilities Cooperative Finance Corp.                  $   5,000,000       $   4,995,912                1.04%
  1.73% due 10/18/04
PACCAR Financial Corp.                                              $   5,000,000       $   5,000,000                1.04%
  1.66% due 10/1/04
UBS Finance (Delaware) LLC                                          $   8,945,000       $   8,945,000                1.86%
  1.88% due 10/1/04
                                                                                        -------------       -------------
TOTAL COMMERCIAL PAPER                                                                  $  72,578,610               15.10%
                                                                                        -------------       -------------

U.S. TREASURY BILLS (d)

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT           MARKET VALUE        % NET ASSETS
United States Treasury Bill                                         $   5,800,000       $   5,798,535                1.21%
  1.515% due 10/7/04
                                                                                        -------------       -------------
TOTAL U.S. TREASURY BILLS                                                               $   5,798,535                1.21%
TOTAL INVESTMENTS
                                                                                        -------------       -------------
   (Cost $533,795,927) (e)                                                              $ 540,034,249              112.65%
                                                                                        -------------       -------------
Liabilities in Excess of Cash and Other Assets                                         $ (60,796,214)             -12.65%
                                                                                        -------------       -------------
NET ASSETS                                                                              $ 479,238,035              100.00%
                                                                                        =============       =============

(a)  May be sold to institutional investors only.

(b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

(c)  Floating rate. Rate shown is the rate in effect at September 30, 2004.

(d)  Segregated as collateral for TBA's.

(e) The cost stated also represents the aggregate coast for federal income tax purposes.

(f) At September 30, 2004 net unrealized appreciation was $6,238,322 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $8,520,079 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,281,757.

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE       % NET ASSETS
MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
L-3 Communications Holdings, Inc.                         220,800      $ 14,793,600               1.59%
United Technologies Corp.                                 190,400      $ 17,779,552               1.90%
                                                                       ------------       ------------
TOTAL AEROSPACE & DEFENSE                                              $ 32,573,152               3.49%
                                                                       ------------       ------------

AIR FREIGHT & LOGISTICS
FedEx Corp.                                               239,200      $ 20,497,048               2.19%
                                                                       ------------       ------------
TOTAL AIR FREIGHT & LOGISTICS                                          $ 20,497,048               2.19%
                                                                       ------------       ------------

AUTOMOBILES
Harley-Davidson, Inc.                                     325,300      $ 19,335,832               2.07%
                                                                       ------------       ------------
TOTAL AUTOMOBILES                                                      $ 19,335,832               2.07%
                                                                       ------------       ------------

BEVERAGES
PepsiCo, Inc.                                             268,100      $ 13,043,065               1.40%
                                                                       ------------       ------------
TOTAL BEVERAGES                                                        $ 13,043,065               1.40%
                                                                       ------------       ------------

BIOTECHNOLOGY
Amgen, Inc. (a)                                           274,600      $ 15,564,328               1.67%
Genentech, Inc. (a)                                        95,000      $  4,979,900               0.53%
Gilead Sciences, Inc.                                     200,000      $  7,476,000               0.80%
                                                                       ------------       ------------
TOTAL BIOTECHNOLOGY                                                    $ 28,020,228               3.00%
                                                                       ------------       ------------

CAPITAL MARKETS
Morgan Stanley & Co.                                      297,000      $ 14,642,100               1.57%
                                                                       ------------       ------------
TOTAL CAPITAL MARKETS                                                  $ 14,642,100               1.57%
                                                                       ------------       ------------

CHEMICALS
Praxair, Inc.                                             420,700      $ 17,980,718               1.92%
                                                                       ------------       ------------
TOTAL CHEMICALS                                                        $ 17,980,718               1.92%
                                                                       ------------       ------------

COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                             667,000      $ 14,407,200               1.54%

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE       % NET ASSETS
                                                                       ------------       ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   $ 14,407,200               1.54%
                                                                       ------------       ------------

COMMUNICATIONS EQUIPMENT
Avaya, Inc. (a)                                           974,200      $ 13,580,348               1.46%
Cisco Systems, Inc. (a)                                   605,000      $ 10,950,500               1.17%
                                                                       ------------       ------------
TOTAL COMMUNICATIONS EQUIPMENT                                         $ 24,530,848               2.63%
                                                                       ------------       ------------

COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                            474,600      $ 16,895,760               1.81%
Hewlett-Packard Co.                                       567,000      $ 10,631,250               1.14%
International Business Machines Corp.                     114,800      $  9,842,952               1.05%
                                                                       ------------       ------------
TOTAL COMPUTERS & PERIPHERALS                                          $ 37,369,962               4.00%
                                                                       ------------       ------------

CONSUMER FINANCE
American Express Co.                                      386,500      $ 19,889,290               2.13%
Capital One Financial Corp.                               220,000      $ 16,258,000               1.74%
                                                                       ------------       ------------
TOTAL CONSUMER FINANCE                                                 $ 36,147,290               3.87%
                                                                       ------------       ------------

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                           336,262      $ 14,835,880               1.59%
                                                                       ------------       ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                   $ 14,835,880               1.59%
                                                                       ------------       ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                            342,300      $  7,383,411               0.79%
                                                                       ------------       ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               $  7,383,411               0.79%
                                                                       ------------       ------------

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                        295,100      $ 12,901,772               1.38%
BJ Services Co. (a)                                       245,900      $ 12,887,619               1.38%
Weatherford International Ltd. (a)                        255,100      $ 13,015,202               1.39%
                                                                       ------------       ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      $ 38,804,593               4.15%
                                                                       ------------       ------------

FOOD & STAPLES RETAILING
Sysco Corp.                                               426,500      $ 12,760,880               1.37%
Walgreen Co.                                              439,400      $ 15,743,702               1.68%
Wal-Mart Stores, Inc.                                     177,500      $  9,443,000               1.01%
                                                                       ------------       ------------
TOTAL FOOD & STAPLES RETAILING                                         $ 37,947,582               4.06%
                                                                       ------------       ------------

HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp. (a)                               385,500      $ 15,315,915               1.64%

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE       % NET ASSETS
Fisher Scientific International, Inc. (a)                 252,800      $ 14,745,824               1.58%
Medtronic, Inc.                                           283,200      $ 14,698,080               1.57%
                                                                       ------------       ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 $ 44,759,819               4.79%
                                                                       ------------       ------------

HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                                     470,400      $ 15,085,728               1.61%
Quest Diagnostics, Inc.                                   138,300      $ 12,200,826               1.31%
UnitedHealth Group, Inc.                                  329,900      $ 24,326,826               2.60%
WellPoint Health Networks, Inc. (a)                       165,000      $ 17,339,850               1.86%
                                                                       ------------       ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 $ 68,953,230               7.38%
                                                                       ------------       ------------

HOUSEHOLD DURABLES
D.R. Horton, Inc.                                         350,800      $ 11,614,988               1.24%
Harman International Industries, Inc.                     109,700      $ 11,820,175               1.27%
Lennar Corp.                                              323,400      $ 15,393,840               1.65%
                                                                       ------------       ------------
TOTAL HOUSEHOLD DURABLES                                               $ 38,829,003               4.16%
                                                                       ------------       ------------

HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.                                     248,100      $ 11,209,158               1.20%
                                                                       ------------       ------------
TOTAL HOUSEHOLD PRODUCTS                                               $ 11,209,158               1.20%
                                                                       ------------       ------------

INDUSTRIAL CONGLOMERATES
3M Co.                                                    195,900      $ 15,666,123               1.68%
General Electric Co.                                      517,700      $ 17,384,366               1.86%
                                                                       ------------       ------------
TOTAL INDUSTRIAL CONGLOMERATES                                         $ 33,050,489               3.54%
                                                                       ------------       ------------

IT SERVICES
First Data Corp.                                          294,500      $ 12,810,750               1.37%
                                                                       ------------       ------------
TOTAL IT SERVICES                                                      $ 12,810,750               1.37%
                                                                       ------------       ------------

MACHINERY
Danaher Corp.                                             364,800      $ 18,706,944               2.00%
Dover Corp.                                               405,500      $ 15,761,785               1.69%
Illinois Tool Works, Inc.                                 197,800      $ 18,429,026               1.97%
                                                                       ------------       ------------
TOTAL MACHINERY                                                        $ 52,897,755               5.66%
                                                                       ------------       ------------

MEDIA
Gannett Co., Inc.                                         148,700      $ 12,455,112               1.33%
Omnicom Group, Inc.                                       197,200      $ 14,407,432               1.54%
                                                                       ------------       ------------
TOTAL MEDIA                                                            $ 26,862,544               2.87%
                                                                       ------------       ------------

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE       % NET ASSETS
MULTILINE RETAIL
Kohl's Corp. (a)                                          332,100      $ 16,003,899               1.71%
Target Corp.                                              355,300      $ 16,077,325               1.72%
                                                                       ------------       ------------
TOTAL MULTILINE RETAIL                                                 $ 32,081,224               3.43%
                                                                       ------------       ------------

PHARMACEUTICALS
Forest Laboratories, Inc. (a)                             100,600      $  4,524,988               0.48%
Johnson & Johnson                                         336,100      $ 18,932,513               2.03%
Pfizer, Inc.                                              586,800      $ 17,956,080               1.92%
Teva Pharmaceutical Industries Ltd. ADR (b) (c)           533,800      $ 13,852,110               1.48%
                                                                       ------------       ------------
TOTAL PHARMACEUTICALS                                                  $ 55,265,691               5.91%
                                                                       ------------       ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices, Inc.                                      204,100      $  7,914,998               0.85%
Applied Materials, Inc. (a)                               430,500      $  7,098,945               0.76%
Intel Corp.                                               426,600      $  8,557,596               0.92%
KLA-Tencor Corp. (a) (b)                                  175,600      $  7,283,888               0.78%
Maxim Integrated Products, Inc.                           158,600      $  6,707,194               0.72%
Texas Instruments, Inc.                                   242,500      $  5,160,400               0.55%
                                                                       ------------       ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                         $ 42,723,021               4.58%
                                                                       ------------       ------------

SOFTWARE
Electronic Arts, Inc. (a)                                 198,000      $  9,106,020               0.97%
Microsoft Corp.                                           506,400      $ 14,001,960               1.50%
Oracle Corp. (a)                                          864,600      $  9,752,688               1.04%
Symantec Corp. (a)                                        352,700      $ 19,356,176               2.07%
VERITAS Software Corp. (a)                                442,300      $  7,872,940               0.84%
                                                                       ------------       ------------
TOTAL SOFTWARE                                                         $ 60,089,784               6.42%
                                                                       ------------       ------------

SPECIALTY RETAIL
Bed Bath & Beyond, Inc. (a)                               409,800      $ 15,207,678               1.63%
Lowe's Cos., Inc.                                         315,400      $ 17,141,990               1.83%
TJX Cos., Inc. (The)                                      653,000      $ 14,392,120               1.54%
                                                                       ------------       ------------
TOTAL SPECIALTY RETAIL                                                 $ 46,741,788               5.00%
                                                                       ------------       ------------

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc.                                               328,200      $ 13,922,244               1.49%
NIKE, Inc.                                                208,200      $ 16,406,160               1.76%
                                                                       ------------       ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                 $ 30,328,404               3.25%
                                                                       ------------       ------------

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE       % NET ASSETS
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp, Inc.                          513,866      $ 10,554,807               1.13%
                                                                       ------------       ------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       $ 10,554,807                1.13%
                                                                       ------------       ------------
TOTAL COMMON STOCK                                                     $924,676,376              98.96%
                                                                       ------------       ------------

COMMERCIAL PAPER
Federal Home Loan Bank                               $  4,650,000      $  4,649,368               0.50%
  1.63% due 10/4/04
Federal National Mortgage Association                $ 10,645,000      $ 10,642,515               1.14%
  1.68% due 10/6/04
UBS Finance (Delaware) LLC                           $  2,845,000      $  2,845,000               0.30%
  1.88% due 10/1/04
                                                                       ------------       ------------
TOTAL COMMERCIAL PAPER                                                 $ 18,136,883               1.94%
                                                                       ------------       ------------
INVESTMENT COMPANY
AIM Institutional Funds Group (d)                    $    667,963      $    667,963               0.07%
                                                                       ------------       ------------
TOTAL INVESTMENT COMPANY                                               $    667,963               0.07%
                                                                       ------------       ------------

MASTER NOTE
Banc of America Securities LLC
  1.9749%, due 10/1/04 (d)                           $  1,140,000      $  1,140,000               0.12%
                                                                       ------------       ------------
TOTAL MASTER NOTE                                                      $  1,140,000               0.12%
                                                                       ------------       ------------

REPURCHASE AGREEMENTS
CS First Boston LLC
  1.9249%, dated 9/30/04
  due 10/1/04
  Proceeds at Maturity
  $3,500,187 (d)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $3,328,653
  and a Market Value
  of $3,570,080)                                     $  3,500,000      $  3,500,000               0.38%
Dresdner Kleinwort Wasserstein Securities LLC
  1.9449%, dated 9/30/04 due 10/1/04
  Proceeds at Maturity $8,000,432 (d)
  (Collateralized by Various Bonds with a
  Principal Amount of $8,415,039 and a Market
  Value of $8,400,503)                               $  8,000,000      $  8,000,000               0.86%

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE       % NET ASSETS
Lehman Brothers, Inc.
  1.9249%, dated 9/30/04
  due 10/1/04
  Proceeds at Maturity
  $2,543,136 (d)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $3,073,185
  and a Market Value
  of $2,624,154)                                     $  2,543,000      $  2,543,000               0.27%
Merrill Lynch & Co., Inc.
  1.9549%, dated 9/30/04
  due 10/1/04
  Proceeds at Maturity
  $5,668,805 (d)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $6,190,372
  and a Market Value
  of $5,951,485)                                     $  5,668,000      $  5,668,000               0.61%
Morgan Stanley & Co.
  1.9249%, dated 9/30/04
  due 10/1/04
  Proceeds at Maturity
  $7,600,406 (d)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $11,326,761
  and a Market Value
  of $8,070,601)                                     $  7,600,000      $  7,600,000               0.81%
                                                                       ------------       ------------
TOTAL REPURCHASE AGREEMENTS                                            $ 27,311,000               2.93%
                                                                       ------------       ------------

TOTAL INVESTMENTS (COST $874,196,073) (e)                              $971,932,222 (f)         104.02%
                                                                       ------------       ------------

LIABILITIES IN EXCESS OF
  CASH AND OTHER ASSETS                                                $(37,582,837)             (4.02%)
                                                                       ------------       ------------
NET ASSETS                                                             $934,349,385             100.00%
                                                                       ============       ============

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR-American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  The cost for federal income tax purposes is $875,491,434.

(f) At September 30, 2004 net unrealized appreciation was $96,440,788, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $139,136,292 and aggregate gross unrealized depreciation for all for all investments on which there was an excess of cost over market value of $42,695,504.

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                       SHARES / PRINCIPAL
                                                             AMOUNT          MARKET VALUE        % NET ASSETS
MAINSTAY VP CASH MANAGEMENT PORTFOLIO
CORPORATE BONDS
American Express Credit Corp. Series B (b)(c)             $   3,500,000      $   3,501,354                1.00%
  1.85%, due 9/30/05
American Express Credit Corp. Series B (b)(c)             $   4,000,000      $   4,000,000                1.15%
  1.736%, due 3/5/08
Bank of America Corp. (c)                                 $   3,515,000      $   3,638,575                1.04%
  7.875%, due 5/16/05
J.P. Morgan Chase & Co. Series C (b)(c)                   $   3,000,000      $   3,006,121                0.86%
  1.86%, due 7/25/05
J.P. Morgan Chase & Co. Series C (b)(c)                   $   4,000,000      $   4,004,387                1.15%
  1.99%, due 2/24/05
Merrill Lynch & Co., Inc. (c)                             $   2,750,000      $   2,764,836                0.79%
  6.00%, due 11/15/04
Metropolitan Life Insurance Co. Series EXL (a)(b)(c)      $   4,000,000      $   4,000,000                1.15%
  1.88%, due 4/28/08
Morgan Stanley (b)(c)                                     $   4,000,000      $   4,005,206                1.15%
  1.88%, due 8/15/05
Wachovia Corp. (c)                                        $   3,000,000      $   3,014,477                0.86%
  6.95%, due 11/1/04
                                                                             -------------       -------------
TOTAL CORPORATE BONDS                                                        $  31,934,956                9.15%
                                                                             -------------       -------------

FHLB
Federal Home Loan Bank                                    $   3,000,000      $   3,000,000                0.86%
  1.60%, due 3/1/05
Federal Home Loan Bank (c)                                $   3,000,000      $   2,999,708                0.86%
  1.36%, due 4/1/05
                                                                             -------------       -------------
TOTAL FHLB                                                                   $   5,999,708                1.72%
                                                                             -------------       -------------

U.S. TREASURY NOTES
United States Treasury Note (c)                           $   3,800,000      $   3,793,703                1.09%
  1.625%, due 3/31/05
United States Treasury Note (c)                           $   2,800,000      $   2,803,553                0.80%
  2.00%, due 11/30/04
United States Treasury Note (c)                           $   8,400,000      $   8,388,963                2.41%
  1.50%, due 2/28/05

                                                       SHARES / PRINCIPAL
                                                             AMOUNT          MARKET VALUE        % NET ASSETS
United States Treasury Note (c)                           $   3,200,000      $   3,218,407                0.92%
  5.875%, due 11/15/04
                                                                             -------------       -------------
TOTAL UNITED STATES TREASURY NOTE                                            $  18,204,626                5.22%
                                                                             -------------       -------------

U.S. TREASURY STRIPS
United States Treasury Strips Series SO                   $   3,225,000      $   3,220,601                0.92%
  (zero coupon), due 11/15/04
                                                                             -------------       -------------
TOTAL U.S. TREASURY STRIPS                                                   $   3,220,601                0.92%
                                                                             -------------       -------------

CERTIFICATE OF DEPOSIT
Barclay's Bank PLC New York (b)(c)(d)                     $   3,000,000      $   2,999,906                0.86%
  1.653%, due 11/8/04
Citibank NA (c)                                           $   3,000,000      $   3,000,000                0.86%
  1.605%, due 10/29/04
Deutsche Bank New York (c)(d)                             $   3,000,000      $   3,000,138                0.86%
  1.25%, due 10/25/04
                                                                             -------------       -------------
TOTAL CERTIFICATE OF DEPOSIT                                                 $   9,000,044                2.58%
                                                                             -------------       -------------

COMMERCIAL PAPER
Abbey National North America LLC                          $   3,000,000      $   2,989,970                0.86%
  1.77%, due 12/8/04
ABN-Amro North America Finance, Inc.                      $   2,900,000      $   2,882,768                0.83%
  1.91%, due 1/21/05
Allianz Finance Corp. (a)                                 $   4,000,000      $   3,996,800                1.15%
  1.574%, due 10/19/04
Allianz Finance Corp. (a)                                 $   2,225,000      $   2,224,536                0.64%
  1.50%, due 10/6/04
American General Finance Corp.                            $   3,000,000      $   2,989,938                0.86%
  1.75%, due 12/9/04
ANZ Delaware, Inc.                                        $   3,375,000      $   3,367,665                0.97%
  1.63%, due 11/18/04
ANZ Delaware, Inc.                                        $   2,800,000      $   2,797,911                0.80%
  1.58%, due 10/18/04
Atlantis One Funding Corp. (a)                            $   4,700,000      $   4,692,480                1.35%
  1.44%, due 11/10/04
Bank of America Corp.                                     $   2,300,000      $   2,290,049                0.66%
  1.75%, due 12/29/04
Citibank NA                                               $   3,000,000      $   3,000,000                0.86%
  (zero coupon), due 11/23/04
Deutsche Bank Financial LLC                               $   3,000,000      $   2,991,145                0.86%
  1.61%, due 12/6/04
Dexia Delaware LLC                                        $   3,350,000      $   3,349,442                0.96%
  1.50%, due 10/5/04

                                                       SHARES / PRINCIPAL
                                                             AMOUNT          MARKET VALUE        % NET ASSETS
European Investment Bank                                  $   4,000,000      $   3,985,643                1.14%
  1.695%, due 12/13/04
European Investment Bank                                  $   2,275,000      $   2,266,466                0.65%
  1.85%, due 12/13/04
Federal Home Loan Bank                                    $   4,350,000      $   4,349,051                1.25%
  1.57%, due 10/6/04
Federal Home Loan Bank                                    $   3,100,000      $   3,096,303                0.89%
  1.59%, due 10/28/04
Federal Home Loan Bank                                    $   4,000,000      $   3,995,407                1.15%
  1.59%, due 10/27/04
Federal Home Loan Bank                                    $   4,000,000      $   3,993,778                1.15%
  1.583%, due 11/5/04
Federal Home Loan Bank                                    $   2,100,000      $   2,092,854                0.60%
  1.75%, due 12/10/04
Federal Home Loan Bank                                    $   4,000,000      $   3,996,129                1.15%
  1.34%, due 10/27/04
Federal Home Loan Bank                                    $   3,000,000      $   2,999,320                0.86%
  1.165%, due 10/8/04
Federal Home Loan Bank                                    $   3,500,000      $   3,496,754                1.00%
  1.59%, due 10/22/04
Federal Home Loan Banks                                   $   4,100,000      $   4,064,703                1.17%
  1.925%, due 3/11/05
Federal Home Loan Banks                                   $   3,500,000      $   3,468,313                0.99%
  1.94%, due 3/18/05
Federal National Mortgage Association                     $   3,000,000      $   2,998,625                0.86%
  1.50%, due 10/12/04
Federal National Mortgage Association                     $   3,800,000      $   3,796,831                1.09%
  1.58%, due 10/20/04
Federal National Mortgage Association                     $   3,200,000      $   3,195,591                0.92%
  1.60%, due 11/1/04
Federal National Mortgage Association                     $   3,000,000      $   2,995,600                0.86%
  1.60%, due 11/3/04
Federal National Mortgage Association                     $   3,450,000      $   3,441,827                0.99%
  1.64%, due 11/22/04
Federal National Mortgage Association                     $   10,000,00      $   9,997,550                2.87%
  1.26%, due 10/8/04
Federal National Mortgage Association                     $   3,100,000      $   3,084,345                0.88%
  1.765%, due 1/12/05
Federal National Mortgage Association                     $   1,600,000      $   1,587,328                0.46%
  1.98%, due 2/22/05
Federal National Mortgage Association                     $   4,000,000      $   3,980,400                1.14%
  1.80%, due 1/7/05
Federal National Mortgage Association                     $   4,000,000      $   3,975,200                1.14%
  1.80%, due 2/2/05

                                                       SHARES / PRINCIPAL
                                                             AMOUNT          MARKET VALUE        % NET ASSETS
Federal National Mortgage Association                     $   4,000,000      $   3,976,542                1.14%
  1.82% ,due 1/25/05
Federal National Mortgage Association                     $   4,125,000      $   4,097,359                1.17%
  1.87%, due 2/7/05
Federal National Mortgage Association                     $   5,465,000      $   5,416,002                1.55%
  2.03%, due 3/9/05
Freddie Mac Discount Note                                 $   4,000,000      $   3,996,675                1.15%
  1.575%, due 10/20/04
Freddie Mac Discount Note                                 $   4,200,000      $   4,182,339                1.20%
  1.74%, due 12/27/04
Freddie Mac Discount Note                                 $   3,300,000      $   3,293,944                0.94%
  1.573%, due 11/12/04
Freddie Mac Discount Note                                 $   2,350,000      $   2,345,136                0.67%
  1.62%, due 11/16/04
Freddie Mac Discount Note                                 $   3,100,000      $   3,096,652                0.89%
  1.555%, due 10/26/04
Freddie Mac Discount Note                                 $   3,750,000      $   3,746,972                1.07%
  1.53%, due 10/20/04
Freddie Mac Discount Note                                 $   2,375,000      $   2,374,414                0.68%
  1.48%, due 10/7/04
Freddie Mac Discount Note                                 $   4,425,000      $   4,417,378                1.27%
  1.59%, due 11/9/04
Freddie Mac Discount Note                                 $   4,400,000      $   4,389,440                1.26%
  1.60%, due 11/24/04
Freddie Mac Discount Note                                 $   3,000,000      $   2,997,482                0.86%
  1.59%, due 10/20/04
Freddie Mac Discount Note                                 $   4,000,000      $   3,984,700                1.14%
  1.70%, due 12/21/04
Freddie Mac Discount Note                                 $     425,000      $     425,000                0.12%
  1.47%, due 10/1/04
Freddie Mac Discount Note                                 $   3,000,000      $   2,973,572                0.85%
  2.02%, due 3/7/05
Freddie Mac Discount Note                                 $   1,325,000      $   1,324,276                0.38%
  1.405%, due 10/15/04
Freddie Mac Discount Note                                 $   3,000,000      $   2,984,615                0.86%
  1.81%, due 1/11/05
Freddie Mac Discount Note                                 $   1,300,000      $   1,293,296                0.37%
  1.82%, due 1/11/05
Freddie Mac Discount Note                                 $   2,800,000      $   2,785,546                0.80%
  1.84%, due 1/10/05
Freddie Mac Discount Note                                 $   3,800,000      $   3,787,893                1.09%
  1.85%, due 12/2/04
Freddie Mac Discount Note                                 $   4,000,000      $   3,996,278                1.15%
  1.34%, due 10/26/04

                                                       SHARES / PRINCIPAL
                                                             AMOUNT          MARKET VALUE        % NET ASSETS
Freddie Mac Discount Note                                 $   4,000,000      $   3,983,280                1.14%
  1.71%, due 12/28/04
General Electric Capital Corp.                            $   2,450,000      $   2,426,609                0.70%
  2.01%, due 3/21/05
General Electric Capital Corp.                            $   3,000,000      $   2,989,658                0.86%
  1.70%, due 12/13/04
Goldman Sachs Group, Inc. (The)                           $   4,000,000      $   3,991,180                1.14%
  1.62%, due 11/19/04
Harvard University                                        $   3,200,000      $   3,178,293                0.91%
  1.85%, due 2/10/05
HBOS Treasury Services                                    $   3,000,000      $   2,998,470                0.86%
  1.53%, due 10/13/04
HBOS Treasury Services                                    $   3,000,000      $   2,988,467                0.86%
  1.73%, due 12/20/04
Ing Funding LLC                                           $   4,000,000      $   3,998,142                1.15%
  1.503%, due 10/12/04
International Bank of Reconstruction & Development        $   4,000,000      $   3,992,533                1.14%
  1.60%, due 11/12/04
KfW International Finance, Inc. (a)                       $   3,000,000      $   3,000,000                0.86%
  1.11%, due 10/1/04
KfW International Finance, Inc. (a)                       $   2,825,000      $   2,800,295                0.80%
  1.98%, due 3/9/05
Lilly (Eli) & Co. (a)                                     $   3,500,000      $   3,498,104                1.00%
  1.50%, due 10/14/04
Lilly (Eli) & Co. (a)                                     $   3,000,000      $   2,999,625                0.86%
  1.50%, due 10/4/04
Lloyds Bank PLC                                           $   3,400,000      $   3,398,674                0.97%
  1.17%, due 10/13/04
Lloyds Bank PLC                                           $   3,000,000      $   2,972,445                0.85%
  1.97%, due 3/17/05
Merrill Lynch & Co., Inc.                                 $   2,700,000      $   2,696,208                0.77%
  1.58%, due 11/2/04
Nationwide Building Society                               $   3,600,000      $   3,597,365                1.03%
  1.55%, due 10/18/04
Pfizer, Inc. (a)                                          $   4,300,000      $   4,285,018                1.23%
  1.695%, due 12/14/04
Pfizer, Inc. (a)                                          $   2,625,000      $   2,621,102                0.75%
  1.62%, due 11/3/04
Prudential Funding LLC                                    $   4,000,000      $   3,974,800                1.14%
  1.80%, due 2/4/05
Prudential Funding LLC                                    $   3,000,000      $   2,988,473                0.86%
  1.82%, due 12/16/04
San Paolo IMI U.S. Financial Co.                          $   4,000,000      $   3,998,387                1.15%
  1.32%, due 10/12/04

                                                       SHARES / PRINCIPAL
                                                             AMOUNT          MARKET VALUE        % NET ASSETS
Santander Hispano Finance Delaware, Inc.                  $   3,000,000      $   2,969,550                0.85%
  2.10%, due 3/24/05
Societe Generale North America                            $   3,150,000      $   3,143,256                0.90%
  1.64%, due 11/17/04
Swiss Re Financial Products (a)                           $   4,000,000      $   3,993,962                1.15%
  1.43%, due 11/8/04
UBS Finance (Delaware) LLC                                $   3,000,000      $   2,993,637                0.86%
  1.66%, due 11/16/04
UBS Finance (Delaware) LLC                                $   3,725,000      $   3,712,799                1.06%
  1.76%, due 12/7/04
                                                                             -------------       -------------
TOTAL COMMERCIAL PAPER                                                       $ 280,506,565               80.47%
                                                                             -------------       -------------
TOTAL INVESTMENTS
   (Cost $348,866,500) (e)                                                   $ 348,866,500              100.06%
                                                                             -------------       -------------

Liabilities in Excess of Cash and Other Assets                               $    (128,980)              -0.06%
                                                                             -------------       -------------
NET ASSETS                                                                   $ 348,737,520              100.00%
                                                                             =============       =============

(a)  May be sold to institutional investors only.

(b)  Floating rate. Rate shown is the rate in effect at September 30, 2004.

(c)  Coupon interest bearing security.

(d) Yankee certificate of deposit (CD) - dollar-denominated CD issued in the United States by foreign banks and corporations.

(e) The cost stated also represents the aggregate cost for federal income tax purposes.

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                         SHARES / PRINCIPAL
                                                              AMOUNT          MARKET VALUE    % NET ASSETS
MAINSTAY VP COMMON STOCK PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                              195,389         $ 10,085,981            1.10%
Goodrich Corp.                                                  5,336         $    167,336            0.02%
Honeywell International, Inc.                                  52,736         $  1,891,113            0.21%
L-3 Communications Holdings, Inc.                               4,740         $    317,580            0.03%
Northrop Grumman Corp.                                         44,565         $  2,376,650            0.26%
Precision Castparts Corp.                                         952         $     57,168            0.01%
Raytheon Co.                                                  119,461         $  4,537,129            0.49%
                                                                              ------------    ------------
TOTAL AEROSPACE & DEFENSE                                                     $ 19,432,957            2.12%
                                                                              ------------    ------------

AIR FREIGHT & LOGISTICS
CNF, Inc.                                                      13,650         $    559,514            0.06%
FedEx Corp.                                                    32,171         $  2,756,734            0.30%
J.B. Hunt Transport Services, Inc.                             21,726         $    806,904            0.09%
Ryder System, Inc.                                             17,602         $    827,998            0.09%
United Parcel Service, Inc. Class B                            37,790         $  2,869,016            0.31%
                                                                              ------------    ------------
TOTAL AIR FREIGHT & LOGISTICS                                                 $  7,820,166            0.85%
                                                                              ------------    ------------

AIRLINES
AirTran Holdings, Inc. (a)                                      1,871         $     18,636            0.00%(b)
Alaska Air Group, Inc. (a)                                      4,854         $    120,282            0.01%
Delta Air Lines, Inc. (a)                                       6,069         $     19,966            0.00%(b)
                                                                              ------------    ------------
TOTAL AIRLINES                                                                $    158,884            0.01%
                                                                              ------------    ------------

AUTO COMPONENTS
Bandag, Inc.                                                    1,556         $     68,153            0.01%
Bandag, Inc. Class A                                              200         $      8,058            0.00%(b)
BorgWarner, Inc.                                                4,969         $    215,107            0.02%
Cooper Tire & Rubber Co.                                       20,044         $    404,288            0.04%
Dana Corp.                                                     40,299         $    712,890            0.08%
Delphi Corp.                                                   71,646         $    665,591            0.07%
Goodyear Tire & Rubber Co. (The) (a)                            8,006         $     85,985            0.01%

                                                         SHARES / PRINCIPAL
                                                              AMOUNT          MARKET VALUE    % NET ASSETS
Johnson Controls, Inc.                                         22,670         $  1,287,882            0.14%
Lear Corp.                                                      3,030         $    164,983            0.02%
Visteon Corp.                                                  35,218         $    281,392            0.03%
                                                                              ------------    ------------
TOTAL AUTO COMPONENTS                                                         $  3,894,329            0.42%
                                                                              ------------    ------------

AUTOMOBILES
Ford Motor Co.                                                494,921         $  6,953,641            0.76%
                                                                              ------------    ------------
TOTAL AUTOMOBILES                                                             $  6,953,641            0.76%
                                                                              ------------    ------------

BEVERAGES
Adolph Coors Co. Class B                                        9,960         $    676,484            0.07%
Brown-Forman Corp.                                              5,444         $    249,335            0.03%
Coca-Cola Co. (The)                                            85,049         $  3,406,212            0.37%
Coca-Cola Enterprises, Inc.                                   120,273         $  2,273,161            0.25%
Constellation Brands, Inc. (a)                                  4,893         $    186,227            0.02%
Pepsi Bottling Group, Inc. (The)                               69,619         $  1,890,155            0.21%
PepsiAmericas, Inc.                                            31,250         $    596,876            0.06%
PepsiCo, Inc.                                                  34,685         $  1,687,425            0.18%
                                                                              ------------    ------------
TOTAL BEVERAGES                                                               $ 10,965,875            1.19%
                                                                              ------------    ------------

BIOTECHNOLOGY
Amgen, Inc. (a)                                                13,672         $    774,930            0.08%
Biogen Idec, Inc. (a)                                          90,613         $  5,542,796            0.60%
Cephalon, Inc. (a)                                              3,381         $    161,950            0.02%
Charles River Laboratories International, Inc. (a)              8,331         $    381,560            0.04%
Gilead Sciences, Inc. (a)                                      19,494         $    728,686            0.08%
Protein Design Labs, Inc. (a)                                   8,541         $    167,234            0.02%
                                                                              ------------    ------------
TOTAL BIOTECHNOLOGY                                                           $  7,757,156            0.84%
                                                                              ------------    ------------

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                                9,837         $    382,757            0.04%
Masco Corp.                                                   103,642         $  3,578,759            0.39%
York International Corp.                                            1         $         32            0.00%(b)
                                                                              ------------    ------------
TOTAL BUILDING PRODUCTS                                                       $  3,961,548            0.43%
                                                                              ------------    ------------

CAPITAL MARKETS
A.G. Edwards, Inc.                                              9,680         $    335,122            0.04%
Bank of New York Co., Inc. (The)                              209,788         $  6,119,515            0.67%
Bear Stearns Cos., Inc. (The)                                   4,713         $    453,249            0.05%
E*TRADE Financial Corp. (a)                                    77,367         $    883,530            0.10%

                                                         SHARES / PRINCIPAL
                                                              AMOUNT          MARKET VALUE    % NET ASSETS
Federated Investors, Inc. Class B                               4,912         $    139,698            0.02%
Janus Capital Group, Inc.                                      21,486         $    292,425            0.03%
LaBranche & Co., Inc. (a)                                       8,049         $     68,014            0.01%
Merrill Lynch & Co., Inc.                                      82,283         $  4,091,110            0.45%
Raymond James Financial, Inc.                                   9,975         $    240,597            0.03%
                                                                              ------------    ------------
TOTAL CAPITAL MARKETS                                                         $ 12,623,260            1.40%
                                                                              ------------    ------------

CHEMICALS
Cabot Corp.                                                    11,140         $    429,668            0.05%
Cytec Industries, Inc.                                          1,766         $     86,446            0.01%
Dow Chemical Co. (The)                                        117,097         $  5,290,442            0.58%
E.I. du Pont de Nemours & Co.                                  27,492         $  1,176,657            0.13%
Eastman Chemical Co.                                           17,437         $    829,129            0.09%
Engelhard Corp.                                                18,020         $    510,866            0.06%
FMC Corp. (a)                                                   9,772         $    474,625            0.05%
IMC Global, Inc. (a)                                           21,509         $    374,041            0.04%
International Flavors & Fragrances, Inc.                            4         $        153            0.00%(b)
Monsanto Co.                                                   71,888         $  2,618,162            0.28%
Phosphate Resource Partners Limited (a)                            25         $         86            0.00%(b)
PPG Industries, Inc.                                           21,504         $  1,317,765            0.14%
Rohm & Haas Co.                                                 1,608         $     69,096            0.01%
                                                                              ------------    ------------
TOTAL CHEMICALS                                                               $ 13,177,136            1.44%
                                                                              ------------    ------------

COMMERCIAL BANKS
Bank of America Corp.                                         392,770         $ 17,018,724            1.85%
BB&T Corp.                                                     81,880         $  3,249,817            0.35%
Fifth Third Bancorp                                            23,458         $  1,154,603            0.13%
First Horizon National Corp.                                   26,212         $  1,136,552            0.12%
First National Bankshares of Florida                          119,012         $  2,921,745            0.32%
Greater Bay Bancorp                                             2,400         $     69,001            0.01%
Hibernia Corp.                                                 14,150         $    373,701            0.04%
Huntington Bancshares, Inc.                                     9,851         $    245,388            0.03%
M&T Bank Corp.                                                  5,969         $    571,235            0.06%
Marshall & Ilsley Corp.                                         3,461         $    139,479            0.02%
National City Corp.                                           232,096         $  8,963,547            0.98%
North Fork Bancorporation, Inc.                                    52         $      2,311            0.00%(b)
Regions Financial Corp.                                        58,616         $  1,937,846            0.21%
SunTrust Banks, Inc.                                           25,575         $  1,800,736            0.20%
TCF Financial Corp.                                            19,230         $    582,477            0.06%

                                                         SHARES / PRINCIPAL
                                                              AMOUNT          MARKET VALUE    % NET ASSETS
U.S. Bancorp                                                  201,784         $  5,831,558            0.63%
Unizan Financial Corp.                                         18,805         $    519,207            0.06%
Wells Fargo & Co.                                             233,908         $ 13,947,936            1.52%
Zions Bancorp                                                      11         $        671            0.00%(b)
                                                                              ------------    ------------
TOTAL COMMERCIAL BANKS                                                        $ 60,466,534            6.59%
                                                                              ------------    ------------

COMMERCIAL SERVICES & SUPPLIES
Allied Waste Industries, Inc. (a)                              86,107         $    762,048            0.08%
Apollo Group, Inc. Class A (a)                                    431         $     31,622            0.00%(b)
Banta Corp.                                                        13         $        517            0.00%(b)
Brink's Co. (The)                                              15,144         $    456,893            0.05%
Cendant Corp.                                                 276,119         $  5,964,170            0.65%
Copart, Inc. (a)                                                8,029         $    151,988            0.02%
Dun & Bradstreet Corp. (The) (a)                                3,278         $    192,419            0.02%
H&R Block, Inc.                                                15,824         $    782,022            0.09%
Korn/Ferry International (a)                                    3,435         $     62,621            0.01%
Pitney Bowes, Inc.                                             52,228         $  2,303,255            0.25%
Republic Services, Inc.                                         7,139         $    212,457            0.02%
Sotheby's Holdings, Inc. (a)                                       12         $        189            0.00%(b)
United Rentals, Inc. (a)                                       20,810         $    330,671            0.04%
Waste Management, Inc.                                         79,591         $  2,176,018            0.24%
                                                                              ------------    ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                          $ 13,426,890            1.47%
                                                                              ------------    ------------

COMMUNICATIONS EQUIPMENT
Advanced Fibre Communications, Inc. (a)                         5,274         $     83,856            0.01%
Andrew Corp. (a)                                                7,134         $     87,321            0.01%
Cisco Systems, Inc. (a)                                       653,859         $ 11,834,848            1.29%
CommScope, Inc. (a)                                            12,366         $    267,107            0.03%
Corning, Inc. (a)                                              56,231         $    623,039            0.07%
Harris Corp.                                                   18,017         $    989,855            0.11%
Lucent Technologies, Inc. (a)                                 446,016         $  1,413,870            0.15%
Motorola, Inc.                                                536,339         $  9,675,555            1.05%
Plantronics, Inc. (a)                                           6,263         $    270,812            0.03%
QUALCOMM, Inc.                                                308,115         $ 12,028,810            1.31%
Tellabs, Inc. (a)                                                 333         $      3,060            0.00%(b)
                                                                              ------------    ------------
TOTAL COMMUNICATIONS EQUIPMENT                                                $ 37,278,133            4.06%
                                                                              ------------    ------------

COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a)                                       32,346         $  1,253,407            0.14%

                                                         SHARES / PRINCIPAL
                                                              AMOUNT          MARKET VALUE    % NET ASSETS
Dell, Inc. (a)                                                 54,144         $  1,927,527            0.21%
Hewlett-Packard Co.                                           427,519         $  8,015,980            0.87%
International Business Machines Corp.                         214,362         $ 18,379,398            2.00%
Lexmark International, Inc. (a)                                 6,592         $    553,793            0.06%
NCR Corp. (a)                                                  17,537         $    869,659            0.09%
Storage Technology Corp. (a)                                   30,136         $    761,236            0.08%
Sun Microsystems, Inc. (a)                                     53,675         $    216,848            0.02%
                                                                              ------------    ------------
TOTAL COMPUTERS & PERIPHERALS                                                 $ 31,977,848            3.47%
                                                                              ------------    ------------

CONSTRUCTION & ENGINEERING
Quanta Services, Inc. (a)                                      16,148         $     97,696            0.01%
                                                                              ------------    ------------
TOTAL CONSTRUCTION & ENGINEERING                                              $     97,696            0.01%
                                                                              ------------    ------------

CONSTRUCTION MATERIALS
Martin Marietta Materials, Inc.                                 2,193         $     99,277            0.01%
Vulcan Materials Co.                                           13,843         $    705,301            0.08%
                                                                              ------------    ------------
TOTAL CONSTRUCTION MATERIALS                                                  $    804,578            0.09%
                                                                              ------------    ------------

CONSUMER FINANCE
AmeriCredit Corp. (a)                                          34,475         $    719,839            0.08%
Capital One Financial Corp.                                    64,080         $  4,735,513            0.52%
MBNA Corp.                                                     21,525         $    542,429            0.06%
MoneyGram International, Inc.                                   4,419         $     75,477            0.01%
Providian Financial Corp. (a)                                  78,781         $  1,224,256            0.13%
                                                                              ------------    ------------
TOTAL CONSUMER FINANCE                                                        $  7,297,514            0.80%
                                                                              ------------    ------------

CONTAINERS & PACKAGING
Ball Corp.                                                     25,282         $    946,306            0.10%
Bemis Co., Inc.                                                 8,428         $    224,016            0.02%
Longview Fibre Co. (a)                                          9,188         $    140,118            0.02%
Pactiv Corp. (a)                                               21,029         $    488,925            0.05%
Sealed Air Corp. (a)                                           15,188         $    703,964            0.08%
Sonoco Products Co.                                            13,330         $    352,445            0.04%
Temple-Inland, Inc.                                            14,947         $  1,003,691            0.11%
                                                                              ------------    ------------
TOTAL CONTAINERS & PACKAGING                                                  $  3,859,465            0.42%
                                                                              ------------    ------------

DISTRIBUTORS
Genuine Parts Co.                                              11,187         $    429,357            0.05%
                                                                              ------------    ------------
TOTAL DISTRIBUTORS                                                            $    429,357            0.05%
                                                                              ------------    ------------

                                                         SHARES / PRINCIPAL
                                                              AMOUNT          MARKET VALUE    % NET ASSETS
DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                               322,401         $ 14,224,333            1.55%
GATX Corp.                                                     13,341         $    355,670            0.04%
JPMorgan Chase & Co.                                          126,107         $  5,010,230            0.55%
Principal Financial Group, Inc.                                71,979         $  2,589,084            0.28%
                                                                              ------------    ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                          $ 22,179,317            2.42%
                                                                              ------------    ------------

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                   45,825         $  2,516,250            0.27%
AT&T Corp.                                                    138,175         $  1,978,665            0.22%
BellSouth Corp.                                               268,622         $  7,285,030            0.79%
CenturyTel, Inc.                                               18,688         $    639,877            0.07%
Cincinnati Bell, Inc. (a)                                      21,849         $     76,252            0.01%
Citizens Communications Co. (a)                                41,914         $    561,229            0.06%
Qwest Communications International, Inc. (a)                  421,214         $  1,402,641            0.15%
SBC Communications, Inc.                                      384,983         $  9,990,309            1.09%
Sprint Corp. (FON Group)                                      343,179         $  6,908,193            0.75%
Verizon Communications, Inc.                                  398,847         $ 15,706,596            1.71%
                                                                              ------------    ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                  $ 47,065,042            5.12%
                                                                              ------------    ------------

ELECTRIC UTILITIES
Allegheny Energy, Inc. (a)                                     28,550         $    455,658            0.05%
Alliant Energy Corp.                                            4,987         $    124,077            0.01%
American Electric Power Co., Inc.                              88,286         $  2,821,620            0.31%
CenterPoint Energy, Inc.                                       83,050         $    860,399            0.09%
DPL, Inc.                                                      11,452         $    235,682            0.03%
Duquesne Light Holdings, Inc.                                  20,580         $    369,617            0.04%
Edison International                                           88,058         $  2,334,416            0.25%
Entergy Corp.                                                  14,886         $    902,240            0.10%
Exelon Corp.                                                   59,044         $  2,166,324            0.24%
FirstEnergy Corp.                                              44,863         $  1,842,971            0.20%
FPL Group, Inc.                                                 8,454         $    577,577            0.06%
Great Plains Energy, Inc.                                       3,128         $     91,181            0.01%
IDACORP, Inc.                                                   8,604         $    250,032            0.03%
Northeast Utilities                                            28,839         $    559,188            0.06%
NSTAR                                                               1         $         49            0.00%(b)
OGE Energy Corp.                                                3,906         $     98,548            0.01%
PG&E Corp. (a)                                                 19,046         $    578,998            0.06%
Pinnacle West Capital Corp.                                    17,875         $    741,814            0.08%

                                                         SHARES / PRINCIPAL
                                                              AMOUNT          MARKET VALUE    % NET ASSETS
PNM Resources, Inc.                                             8,223         $    185,101            0.02%
PPL Corp.                                                      48,509         $  2,288,654            0.25%
Progress Energy, Inc.                                          11,156         $    472,345            0.05%
TECO Energy, Inc.                                               8,571         $    115,966            0.01%
TXU Corp.                                                      84,555         $  4,051,876            0.44%
Xcel Energy, Inc.                                              53,824         $    932,231            0.10%
                                                                              ------------    ------------
TOTAL ELECTRIC UTILITIES                                                      $ 23,056,564            2.50%
                                                                              ------------    ------------

ELECTRICAL EQUIPMENT
AMETEK, Inc.                                                    6,112         $    185,316            0.02%
Emerson Electric Co.                                           19,049         $  1,178,943            0.13%
Hubbell, Inc.                                                  10,425         $    467,353            0.05%
Rockwell Automation, Inc.                                      16,553         $    640,601            0.07%
Thomas & Betts Corp. (a)                                       15,806         $    423,918            0.05%
                                                                              ------------    ------------
TOTAL ELECTRICAL EQUIPMENT                                                    $  2,896,131            0.32%
                                                                              ------------    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                                      1         $         22            0.00%(b)
Arrow Electronics, Inc. (a)                                    15,335         $    346,264            0.04%
Avnet, Inc. (a)                                                 7,715         $    132,080            0.01%
Jabil Circuit, Inc. (a)                                         9,179         $    211,117            0.02%
PerkinElmer, Inc.                                              27,673         $    476,529            0.05%
Sanmina-SCI Corp. (a)                                          33,645         $    237,197            0.03%
Tech Data Corp. (a)                                             2,592         $     99,921            0.01%
Tektronix, Inc.                                                 1,065         $     35,411            0.00%(b)
Thermo Electron Corp. (a)                                      19,880         $    537,157            0.06%
Varian, Inc. (a)                                                1,574         $     59,607            0.01%
Vishay Intertechnology, Inc. (a)                               34,818         $    449,152            0.05%
Waters Corp. (a)                                               21,497         $    948,016            0.10%
                                                                              ------------    ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                      $  3,532,473            0.38%
                                                                              ------------    ------------

ENERGY EQUIPMENT & SERVICES
BJ Services Co.                                                 7,346         $    385,004            0.04%
FMC Technologies, Inc. (a)                                      2,976         $     99,398            0.01%
Hanover Compressor Co. (a)                                      6,688         $     89,953            0.01%
Schlumberger Ltd.                                               2,529         $    170,226            0.02%
Smith International, Inc. (a)                                   4,783         $    290,472            0.03%
Transocean, Inc. (a)                                           14,455         $    517,201            0.06%
                                                                              ------------    ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                             $  1,552,254            0.17%
                                                                              ------------    ------------

                                                         SHARES / PRINCIPAL
                                                              AMOUNT          MARKET VALUE    % NET ASSETS
FOOD & STAPLES RETAILING
Albertson's, Inc.                                              82,667         $  1,978,223            0.22%
BJ's Wholesale Club, Inc. (a)                                   3,160         $     86,395            0.01%
Costco Wholesale Corp.                                         92,049         $  3,825,558            0.42%
Kroger Co. (The) (a)                                          200,553         $  3,112,581            0.34%
Longs Drug Stores Corp.                                            22         $        532            0.00%(b)
Ruddick Corp.                                                   8,343         $    163,857            0.02%
Safeway, Inc. (a)                                             120,241         $  2,321,853            0.25%
SUPERVALU, Inc.                                                36,436         $  1,003,812            0.11%
Wal-Mart Stores, Inc.                                         268,547         $ 14,286,701            1.55%
Whole Foods Market, Inc.                                        8,328         $    714,459            0.08%
Winn-Dixie Stores, Inc.                                        23,000         $     71,069            0.01%
                                                                              ------------    ------------
TOTAL FOOD & STAPLES RETAILING                                                $ 27,565,040            3.01%
                                                                              ------------    ------------

FOOD PRODUCTS
Archer-Daniels-Midland Co.                                     28,811         $    489,211            0.05%
ConAgra Foods, Inc.                                            72,191         $  1,856,030            0.20%
H.J. Heinz Co.                                                 15,773         $    568,142            0.06%
Hershey Foods Corp.                                            11,859         $    553,934            0.06%
Hormel Foods Corp.                                             12,600         $    337,428            0.04%
Kellogg Co.                                                    36,267         $  1,547,151            0.17%
Sara Lee Corp.                                                213,532         $  4,881,342            0.53%
Smithfield Foods, Inc. (a)                                     15,099         $    377,475            0.04%
Tyson Foods, Inc.                                              95,398         $  1,528,276            0.17%
                                                                              ------------    ------------
TOTAL FOOD PRODUCTS                                                           $ 12,138,989            1.32%
                                                                              ------------    ------------

GAS UTILITIES
KeySpan Corp.                                                  14,318         $    561,266            0.06%
Kinder Morgan, Inc.                                            22,231         $  1,396,552            0.15%
Nicor, Inc.                                                     9,219         $    338,339            0.04%
NiSource, Inc.                                                 23,529         $    494,344            0.05%
Sempra Energy                                                  40,452         $  1,463,958            0.16%
                                                                              ------------    ------------
TOTAL GAS UTILITIES                                                           $  4,254,459            0.46%
                                                                              ------------    ------------

HEALTH CARE EQUIPMENT & SUPPLIES
Applera Corp. Applied Biosystems Group                         31,764         $    599,387            0.07%
Bausch & Lomb, Inc.                                            14,285         $    949,239            0.10%
Baxter International, Inc.                                      7,732         $    248,661            0.03%
Becton, Dickinson & Co.                                        68,281         $  3,530,129            0.38%

                                                          SHARES / PRINCIPAL
                                                               AMOUNT            MARKET VALUE                % NET ASSETS
Biomet, Inc.                                                     5,365           $    251,511                    0.03%
C.R. Bard, Inc.                                                 20,924           $  1,184,926                    0.13%
Cytyc Corp. (a)                                                  4,961           $    119,809                    0.01%
DENTSPLY International, Inc.                                    10,787           $    560,277                    0.06%
Fisher Scientific International, Inc. (a)                       10,976           $    640,231                    0.07%
Millipore Corp. (a)                                              2,270           $    108,620                    0.01%
Stryker Corp.                                                   12,672           $    609,269                    0.07%
Zimmer Holdings, Inc. (a)                                       17,644           $  1,394,582                    0.15%
                                                                                 ------------                    ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                           $ 10,196,641                    1.11%
                                                                                 ------------                    ----

HEALTH CARE PROVIDERS & SERVICES
Aetna, Inc.                                                     41,320           $  4,129,107                    0.45%
AmerisourceBergen Corp.                                         30,376           $  1,631,496                    0.18%
Anthem, Inc. (a)                                                 8,012           $    699,048                    0.08%
Apria Healthcare Group, Inc. (a)                                 4,110           $    111,997                    0.01%
Cardinal Health, Inc.                                           58,158           $  2,545,575                    0.28%
Caremark Rx, Inc. (a)                                           75,579           $  2,423,819                    0.26%
CIGNA Corp.                                                     38,010           $  2,646,636                    0.29%
Community Health Systems, Inc. (a)                               8,933           $    238,333                    0.03%
Covance, Inc. (a)                                               16,959           $    677,852                    0.07%
Coventry Health Care, Inc. (a)                                   8,113           $    432,992                    0.05%
First Health Group Corp. (a)                                    16,435           $    264,438                    0.03%
Health Net, Inc. (a)                                             5,171           $    127,828                    0.01%
LifePoint Hospitals, Inc. (a)                                    1,719           $     51,587                    0.01%
Lincare Holdings, Inc. (a)                                       7,943           $    235,987                    0.03%
Manor Care, Inc.                                                12,075           $    361,766                    0.04%
McKesson Corp.                                                  13,320           $    341,658                    0.04%
Medco Health Solutions, Inc. (a)                                12,111           $    374,229                    0.04%
PacifiCare Health Systems, Inc. (a)                             23,043           $    845,677                    0.09%
Quest Diagnostics, Inc.                                         13,995           $  1,234,639                    0.13%
Tenet Healthcare Corp. (a)                                      85,401           $    921,476                    0.10%
Triad Hospitals, Inc. (a)                                       20,393           $    702,335                    0.08%
UnitedHealth Group, Inc.                                       139,282           $ 10,270,655                    1.12%
Universal Health Services, Inc. Class B                          7,704           $    335,125                    0.04%
WellPoint Health Networks, Inc. (a)                              7,049           $    740,779                    0.08%
                                                                                 ------------                    ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                           $ 32,345,034                    3.54%
                                                                                 ------------                    ----

HOTELS, RESTAURANTS & LEISURE
Boyd Gaming Corp.                                               12,876           $    362,460                    0.04%

                                                          SHARES / PRINCIPAL
                                                               AMOUNT            MARKET VALUE                % NET ASSETS
Brinker International, Inc. (a)                                 16,950           $    527,993                    0.06%
Caesars Entertainment, Inc. (a)                                 82,756           $  1,382,025                    0.15%
Carnival Corp.                                                  56,180           $  2,656,752                    0.29%
CBRL Group, Inc.                                                 5,286           $    190,720                    0.02%
Darden Restaurants, Inc.                                        14,376           $    335,248                    0.04%
GTECH Holdings Corp.                                            15,960           $    404,107                    0.04%
Harrah's Entertainment, Inc.                                    15,189           $    804,713                    0.09%
International Game Technology                                   30,756           $  1,105,678                    0.12%
Krispy Kreme Doughnuts, Inc. (a)                                 2,664           $     33,726                    0.00% (b)
Mandalay Resort Group                                           17,998           $  1,235,563                    0.13%
McDonald's Corp.                                               180,525           $  5,060,116                    0.55%
Six Flags, Inc. (a)                                             25,345           $    137,877                    0.02%
Starbucks Corp. (a)                                             18,141           $    824,690                    0.09%
Starwood Hotels & Resorts Worldwide, Inc.                       37,175           $  1,725,663                    0.19%
Yum! Brands, Inc. (a)                                           31,705           $  1,289,125                    0.14%
                                                                                 ------------                    ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                              $ 18,076,456                    1.97%
                                                                                 ------------                    ----

HOUSEHOLD DURABLES
American Greetings Corp. (a)                                    18,345           $    460,826                    0.05%
Black & Decker Corp. (The)                                      21,347           $  1,653,112                    0.18%
Centex Corp.                                                    11,129           $    561,570                    0.06%
D.R. Horton, Inc.                                               10,605           $    351,132                    0.04%
Furniture Brands International, Inc.                            15,065           $    377,829                    0.04%
Harman International Industries, Inc.                           14,932           $  1,608,924                    0.18%
Lennar Corp.                                                    19,821           $    943,480                    0.10%
Maytag Corp.                                                    17,800           $    326,985                    0.04%
Newell Rubbermaid, Inc.                                         61,653           $  1,235,526                    0.13%
Pulte Homes, Inc.                                               11,314           $    694,340                    0.08%
Snap-on, Inc.                                                    3,124           $     86,097                    0.01%
Stanley Works (The)                                             22,022           $    936,597                    0.10%
Toll Brothers, Inc. (a)                                          5,466           $    253,240                    0.03%
Tupperware Corp.                                                 7,969           $    135,315                    0.01%
Whirlpool Corp.                                                 18,579           $  1,116,414                    0.12%
                                                                                 ------------                    ----
TOTAL HOUSEHOLD DURABLES                                                         $ 10,741,387                    1.17%
                                                                                 ------------                    ----

HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.                                            1,443           $     65,195                    0.01%
Energizer Holdings, Inc. (a)                                    12,198           $    562,326                    0.06%
Kimberly-Clark Corp.                                            88,523           $  5,717,701                    0.62%

                                                          SHARES / PRINCIPAL
                                                               AMOUNT            MARKET VALUE                % NET ASSETS
Procter & Gamble Co. (The)                                     115,187           $  6,233,920                    0.68%
                                                                                 ------------                    ----
TOTAL HOUSEHOLD PRODUCTS                                                         $ 12,579,142                    1.37%
                                                                                 ------------                    ----

INDUSTRIAL CONGLOMERATES
3M Co.                                                           4,472           $    357,626                    0.04%
Carlisle Cos., Inc.                                              1,407           $     89,950                    0.01%
General Electric Co.                                           882,501           $ 29,634,384                    3.22%
Textron, Inc.                                                   37,219           $  2,392,066                    0.26%
Tyco International Ltd.                                        304,718           $  9,342,653                    1.02%
                                                                                 ------------                    ----
TOTAL INDUSTRIAL CONGLOMERATES                                                   $ 41,816,679                    4.55%
                                                                                 ------------                    ----

INSURANCE
ACE, Ltd.                                                       63,483           $  2,543,127                    0.28%
AFLAC, Inc.                                                    137,795           $  5,402,941                    0.59%
Allmerica Financial Corp. (a)                                    7,184           $    193,106                    0.02%
Allstate Corp. (The)                                            31,268           $  1,500,551                    0.16%
Ambac Financial Group, Inc.                                     12,198           $    975,231                    0.11%
American Financial Group, Inc.                                  13,222           $    395,205                    0.04%
American International Group, Inc.                             281,762           $ 19,156,998                    2.08%
AmerUs Group Co.                                                 5,279           $    216,439                    0.02%
Aon Corp.                                                       70,570           $  2,028,181                    0.22%
Brown & Brown                                                    3,038           $    138,837                    0.02%
Chubb Corp. (The)                                               34,183           $  2,402,382                    0.26%
Cincinnati Financial Corp.                                      21,251           $    875,967                    0.10%
Everest Re Group Ltd.                                            4,997           $    371,427                    0.04%
Fidelity National Financial, Inc.                               30,632           $  1,167,079                    0.13%
First American Corp.                                            15,540           $    479,098                    0.05%
Hartford Financial Services Group, Inc. (The)                   59,809           $  3,703,972                    0.40%
HCC Insurance Holdings, Inc.                                    14,516           $    437,657                    0.05%
Horace Mann Educators Corp.                                      7,781           $    136,789                    0.01%
Lincoln National Corp.                                          29,678           $  1,394,866                    0.15%
Loews Corp.                                                     50,112           $  2,931,551                    0.32%
Marsh & McLennan Cos., Inc.                                         13           $        595                    0.00% (b)
MBIA, Inc.                                                           9           $        524                    0.00% (b)
MetLife, Inc.                                                  186,000           $  7,188,902                    0.78%
Ohio Casualty Corp. (a)                                         16,538           $    346,140                    0.04%
Old Republic International Corp.                                 8,017           $    200,666                    0.02%
Progressive Corp. (The)                                         48,760           $  4,132,410                    0.45%
Protective Life Corp.                                           12,407           $    487,721                    0.05%

                                                          SHARES / PRINCIPAL
                                                               AMOUNT            MARKET VALUE                % NET ASSETS
Prudential Financial, Inc.                                      58,682           $  2,760,400                    0.30%
SAFECO Corp.                                                    30,885           $  1,409,901                    0.15%
St. Paul Travelers Cos., Inc. (The)                            172,604           $  5,706,288                    0.62%
StanCorp Financial Group, Inc.                                   2,648           $    188,538                    0.02%
Torchmark Corp.                                                 10,171           $    540,894                    0.06%
Unitrin, Inc.                                                   12,351           $    513,431                    0.06%
UnumProvident Corp.                                             68,058           $  1,067,831                    0.12%
W. R. Berkley Corp.                                             15,146           $    638,555                    0.07%
XL Capital Ltd. Class A                                          6,082           $    450,007                    0.05%
                                                                                 ------------                    ----
TOTAL INSURANCE                                                                  $ 72,084,207                    7.84%
                                                                                 ------------                    ----

INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                                  12,068           $  1,109,532                    0.12%
                                                                                 ------------                    ----
TOTAL INTERNET & CATALOG RETAIL                                                  $  1,109,532                    0.12%
                                                                                 ------------                    ----

INTERNET SOFTWARE & SERVICES
Yahoo!, Inc. (a)                                                16,928           $    574,029                    0.06%
                                                                                 ------------                    ----
TOTAL INTERNET SOFTWARE & SERVICES                                               $    574,029                    0.06%
                                                                                 ------------                    ----

IT SERVICES
Acxiom Corp.                                                    23,279           $    552,644                    0.06%
CheckFree Corp. (a)                                             12,475           $    345,183                    0.04%
Cognizant Technology Solutions Corp. (a)                            26           $        793                    0.00% (b)
Computer Sciences Corp. (a)                                     25,332           $  1,193,137                    0.13%
CSG Systems International, Inc. (a)                             11,742           $    180,943                    0.02%
DST Systems, Inc. (a)                                            8,580           $    381,552                    0.04%
Electronic Data Systems Corp.                                   70,149           $  1,360,189                    0.15%
First Data Corp.                                                 9,753           $    424,256                    0.05%
Gartner, Inc. Class A (a)                                        5,848           $     68,363                    0.01%
MPS Group, Inc. (a)                                                 60           $        505                    0.00% (b)
Sabre Holdings Corp.                                            18,729           $    459,423                    0.05%
Unisys Corp. (a)                                                90,132           $    930,161                    0.10%
                                                                                 ------------                    ----
TOTAL IT SERVICES                                                                $  5,897,149                    0.65%
                                                                                 ------------                    ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                                 12,500           $    571,999                    0.06%
Eastman Kodak Co.                                               38,723           $  1,247,656                    0.14%
Hasbro, Inc.                                                    37,833           $    711,260                    0.08%
Mattel, Inc.                                                    19,562           $    354,658                    0.04%

                                                          SHARES / PRINCIPAL
                                                               AMOUNT            MARKET VALUE                % NET ASSETS
                                                                                 ------------                    ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                               $  2,885,573                    0.32%
                                                                                 ------------                    ----

MACHINERY
Cummins, Inc.                                                   11,659           $    861,483                    0.09%
Deere & Co.                                                     33,004           $  2,130,408                    0.23%
Eaton Corp.                                                     27,312           $  1,731,854                    0.19%
Flowserve Corp. (a)                                              9,786           $    236,626                    0.03%
Graco, Inc.                                                      9,372           $    313,963                    0.03%
Harsco Corp.                                                     2,731           $    122,622                    0.01%
ITT Industries, Inc.                                                 7           $        560                    0.00% (b)
Nordson Corp.                                                    6,338           $    217,582                    0.02%
PACCAR, Inc.                                                    28,418           $  1,964,253                    0.21%
Pentair, Inc.                                                   13,536           $    472,541                    0.05%
SPX Corp.                                                       20,497           $    725,594                    0.08%
Tecumseh Products Co.                                            4,959           $    207,634                    0.02%
Trinity Industries, Inc.                                            22           $        686                    0.00% (b)
                                                                                 ------------                    ----
TOTAL MACHINERY                                                                  $  8,985,806                    0.96%
                                                                                 ------------                    ----

MEDIA
Catalina Marketing Corp.                                         4,677           $    107,945                    0.01%
Clear Channel Communications, Inc.                               4,675           $    145,719                    0.02%
Comcast Corp. Class A (a)                                       35,885           $  1,013,393                    0.11%
McGraw-Hill Cos., Inc. (The)                                     7,602           $    605,804                    0.07%
Reader's Digest Association, Inc. (The)                          8,905           $    129,925                    0.01%
Scholastic Corp. (a)                                             3,493           $    107,900                    0.01%
Time Warner, Inc. (a)                                          394,791           $  6,371,927                    0.69%
Viacom, Inc. Class B                                           110,404           $  3,705,159                    0.40%
Walt Disney Co. (The)                                          246,442           $  5,557,267                    0.60%
                                                                                 ------------                    ----
TOTAL MEDIA                                                                      $ 17,745,039                    1.92%
                                                                                 ------------                    ----

METALS & MINING
Alcoa, Inc.                                                      1,581           $     53,105                    0.01%
Allegheny Technologies, Inc.                                    16,579           $    302,567                    0.03%
Arch Coal, Inc.                                                  9,693           $    344,004                    0.04%
Freeport-McMoRan Copper & Gold, Inc.                                 1           $         40                    0.00% (b)
Nucor Corp.                                                     14,218           $  1,299,099                    0.14%
Peabody Energy Corp.                                            14,246           $    847,636                    0.09%
Phelps Dodge Corp.                                              20,586           $  1,894,529                    0.21%
United States Steel Corp.                                       30,585           $  1,150,609                    0.13%

                                                          SHARES / PRINCIPAL
                                                               AMOUNT            MARKET VALUE                % NET ASSETS
                                                                                 ------------                    ----
TOTAL METALS & MINING                                                            $  5,891,589                    0.65%
                                                                                 ------------                    ----

MULTILINE RETAIL
Dillard's, Inc.                                                 22,436           $    442,886                    0.05%
Dollar Tree Stores, Inc. (a)                                     4,996           $    134,642                    0.01%
Federated Department Stores, Inc.                               48,735           $  2,214,031                    0.24%
J.C. Penney Co., Inc. Holding Co.                               75,726           $  2,671,612                    0.29%
May Department Stores Co. (The)                                 65,409           $  1,676,432                    0.18%
Nordstrom, Inc.                                                 25,011           $    956,421                    0.10%
Saks, Inc.                                                      26,106           $    314,577                    0.03%
Sears, Roebuck and Co.                                          29,890           $  1,191,117                    0.13%
Target Corp.                                                   104,392           $  4,723,738                    0.51%
                                                                                 ------------                    ----
TOTAL MULTILINE RETAIL                                                           $ 14,325,456                    1.54%
                                                                                 ------------                    ----

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                            171,072           $  1,709,011                    0.19%
Duke Energy Corp.                                              128,335           $  2,937,588                    0.32%
Dynegy, Inc. Class A (a)                                        58,417           $    291,501                    0.03%
El Paso Corp.                                                   28,702           $    263,772                    0.03%
MDU Resources Group, Inc.                                       10,492           $    276,255                    0.03%
National Fuel Gas Co.                                            3,686           $    104,424                    0.01%
ONEOK, Inc.                                                      4,504           $    117,194                    0.01%
Questar Corp.                                                    7,555           $    346,170                    0.04%
Sierra Pacific Resources (a)                                    31,696           $    283,679                    0.03%
Williams Cos., Inc. (The)                                       23,447           $    283,708                    0.03%
                                                                                 ------------                    ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                        $  6,613,302                    0.72%
                                                                                 ------------                    ----

OFFICE ELECTRONICS
Xerox Corp. (a)                                                217,765           $  3,066,133                    0.33%
                                                                                 ------------                    ----
TOTAL OFFICE ELECTRONICS                                                         $  3,066,133                    0.33%
                                                                                 ------------                    ----

OIL & GAS
Amerada Hess Corp.                                              24,384           $  2,170,176                    0.24%
Anadarko Petroleum Corp.                                        25,341           $  1,681,629                    0.18%
Ashland, Inc.                                                   18,966           $  1,063,613                    0.12%
Burlington Resources, Inc.                                     106,855           $  4,359,683                    0.47%
ChevronTexaco Corp.                                            310,705           $ 16,666,215                    1.81%
ConocoPhillips                                                 137,170           $ 11,364,535                    1.24%
Devon Energy Corp.                                              53,739           $  3,816,008                    0.42%
EOG Resources, Inc.                                             21,074           $  1,387,723                    0.15%

                                                          SHARES / PRINCIPAL
                                                               AMOUNT            MARKET VALUE                % NET ASSETS
ExxonMobil Corp.                                               500,272           $ 24,178,146                    2.63%
Kerr-McGee Corp.                                                25,902           $  1,482,890                    0.16%
Marathon Oil Corp.                                              56,800           $  2,344,703                    0.26%
Newfield Exploration Co. (a)                                    15,714           $    962,325                    0.10%
Noble Energy, Inc.                                               7,849           $    457,126                    0.05%
Occidental Petroleum Corp.                                      71,555           $  4,002,072                    0.44%
Overseas Shipholding Group, Inc.                                10,646           $    528,468                    0.06%
Pioneer Natural Resources Co.                                   10,881           $    375,177                    0.04%
Plains Exploration & Production Co. (a)                          6,881           $    164,180                    0.02%
Pogo Producing Co.                                               5,734           $    272,078                    0.03%
Sunoco, Inc.                                                    20,541           $  1,519,624                    0.17%
Unocal Corp.                                                     1,739           $     74,777                    0.01%
Valero Energy Corp.                                             34,542           $  2,770,613                    0.30%
Western Gas Resources, Inc.                                      6,667           $    190,609                    0.02%
XTO Energy, Inc.                                                68,346           $  2,219,877                    0.24%
                                                                                 ------------                    ----
TOTAL OIL & GAS                                                                  $ 84,052,247                    9.16%
                                                                                 ------------                    ----

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                           68,938           $  2,478,321                    0.27%
Louisiana-Pacific Corp.                                         29,140           $    756,182                    0.08%
Potlatch Corp.                                                   6,936           $    324,673                    0.04%
Rayonier, Inc.                                                   4,142           $    187,384                    0.02%
Weyerhaeuser Co.                                                29,890           $  1,987,086                    0.22%
                                                                                 ------------                    ----
TOTAL PAPER & FOREST PRODUCTS                                                    $  5,733,646                    0.63%
                                                                                 ------------                    ----

PERSONAL PRODUCTS
Avon Products, Inc.                                             84,913           $  3,709,000                    0.40%
Gillette Co. (The)                                             218,840           $  9,134,380                    0.99%
                                                                                 ------------                    ----
TOTAL PERSONAL PRODUCTS                                                          $ 12,843,380                    1.39%
                                                                                 ------------                    ----

PHARMACEUTICALS
Johnson & Johnson                                              169,412           $  9,542,977                    1.04%
King Pharmaceuticals, Inc. (a)                                  23,341           $    278,691                    0.03%
Lilly (Eli) & Co.                                               11,730           $    704,385                    0.08%
Merck & Co., Inc.                                              280,891           $  9,269,403                    1.01%
Perrigo Co.                                                      9,534           $    195,924                    0.02%
Pfizer, Inc.                                                   820,370           $ 25,103,321                    2.73%
Sepracor, Inc. (a)                                              23,236           $  1,133,453                    0.12%
Valeant Pharmaceuticals International                            3,767           $     90,860                    0.01%

                                                          SHARES / PRINCIPAL
                                                               AMOUNT            MARKET VALUE                % NET ASSETS
Wyeth                                                           62,852           $  2,350,665                    0.26%
                                                                                 ------------                    ----
TOTAL PHARMACEUTICALS                                                            $ 48,669,679                    5.30%
                                                                                 ------------                    ----

REAL ESTATE
Equity Office Properties Trust                                  35,457           $    966,203                    0.11%
Hospitality Properties Trust                                        13           $        552                    0.00% (b)
Mack-Cali Realty Corp.                                             890           $     39,427                    0.00% (b)
                                                                                 ------------                    ----
TOTAL REAL ESTATE                                                                $  1,006,182                    0.11%
                                                                                 ------------                    ----

ROAD & RAIL
Burlington Northern Santa Fe Corp.                              43,511           $  1,666,907                    0.18%
CSX Corp.                                                        9,472           $    314,470                    0.03%
Norfolk Southern Corp.                                         105,897           $  3,149,376                    0.34%
Swift Transportation Co., Inc. (a)                              10,936           $    183,943                    0.02%
Union Pacific Corp.                                              6,616           $    387,697                    0.04%
Werner Enterprises, Inc.                                        14,259           $    275,342                    0.03%
                                                                                 ------------                    ----
TOTAL ROAD & RAIL                                                                $  5,977,735                    0.64%
                                                                                 ------------                    ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)                                82,724           $  1,075,412                    0.12%
Altera Corp. (a)                                                16,518           $    323,257                    0.04%
Analog Devices, Inc.                                            12,347           $    478,817                    0.05%
Atmel Corp. (a)                                                 93,144           $    337,180                    0.04%
Broadcom Corp. (a)                                              35,768           $    976,110                    0.11%
Cabot Microelectronics Corp. (a)                                 2,202           $     79,823                    0.01%
Cree, Inc. (a)                                                   3,323           $    101,451                    0.01%
Cypress Semiconductor Corp. (a)                                 14,567           $    128,772                    0.01%
Fairchild Semiconductor International, Inc. (a)                  5,342           $     75,698                    0.01%
Intel Corp.                                                    402,899           $  8,082,153                    0.88%
International Rectifier Corp. (a)                                2,942           $    100,911                    0.01%
Lam Research Corp. (a)                                          10,879           $    238,032                    0.03%
Linear Technology Corp.                                          9,666           $    350,296                    0.04%
LSI Logic Corp. (a)                                              3,003           $     12,942                    0.00% (b)
Micron Technology, Inc. (a)                                      9,048           $    108,848                    0.01%
National Semiconductor Corp. (a)                                16,238           $    251,527                    0.03%
Silicon Laboratories, Inc. (a)                                      12           $        397                    0.00% (b)
Texas Instruments, Inc.                                          7,954           $    169,261                    0.02%
TriQuint Semiconductor, Inc. (a)                                    68           $        265                    0.00% (b)
                                                                                 ------------                    ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                   $ 12,891,152                    1.42%
                                                                                 ------------                    ----

                                                          SHARES / PRINCIPAL
                                                               AMOUNT            MARKET VALUE                % NET ASSETS
SOFTWARE
Activision, Inc. (a)                                            18,396           $    255,151                    0.03%
Autodesk, Inc.                                                  30,609           $  1,488,515                    0.16%
BMC Software, Inc. (a)                                          60,371           $    954,465                    0.10%
Citrix Systems, Inc. (a)                                        21,520           $    377,030                    0.04%
Computer Associates International, Inc.                         52,158           $  1,371,756                    0.15%
Compuware Corp. (a)                                             69,630           $    358,595                    0.04%
Jack Henry & Associates, Inc.                                       36           $        676                    0.00% (b)
Macrovision Corp. (a)                                            2,246           $     54,084                    0.01%
Microsoft Corp.                                                789,553           $ 21,831,141                    2.38%
Novell, Inc. (a)                                                   424           $      2,675                    0.00% (b)
Parametric Technology Corp. (a)                                  3,702           $     19,546                    0.00% (b)
Reynolds & Reynolds Co. (The)                                   14,847           $    366,274                    0.04%
RSA Security, Inc. (a)                                          11,104           $    214,308                    0.02%
Symantec Corp. (a)                                              55,253           $  3,032,284                    0.33%
Synopsys, Inc. (a)                                              13,943           $    220,717                    0.02%
Transaction Systems Architects, Inc. (a)                         5,071           $     94,244                    0.01%
                                                                                 ------------                    ----
TOTAL SOFTWARE                                                                   $ 30,641,461                    3.33%
                                                                                 ------------                    ----
SPECIALTY RETAIL
Abercrombie & Fitch Co.                                         21,427           $    674,949                    0.07%
American Eagle Outfitters, Inc. (a)                             16,070           $    592,180                    0.06%
AnnTaylor Stores Corp. (a)                                       8,266           $    193,424                    0.02%
AutoNation, Inc. (a)                                            24,706           $    421,978                    0.05%
AutoZone, Inc. (a)                                              19,108           $  1,476,093                    0.16%
Barnes & Noble, Inc. (a)                                        15,329           $    567,173                    0.06%
Best Buy Co., Inc.                                               6,279           $    340,573                    0.04%
Boise Cascade Corp.                                              4,255           $    141,606                    0.02%
Borders Group, Inc.                                             14,021           $    347,721                    0.04%
Circuit City Stores, Inc.                                       35,686           $    547,424                    0.06%
Claire's Stores, Inc.                                            8,889           $    222,580                    0.02%
Gap, Inc. (The)                                                242,051           $  4,526,353                    0.49%
Home Depot, Inc. (The)                                          30,840           $  1,208,929                    0.13%
Limited Brands                                                  65,992           $  1,470,962                    0.16%
Michaels Stores, Inc.                                            6,079           $    359,938                    0.04%
Payless ShoeSource, Inc. (a)                                    18,435           $    186,747                    0.02%
PETsMART, Inc.                                                   6,492           $    184,307                    0.02%
RadioShack Corp.                                                29,109           $    833,682                    0.09%
Rent-A-Center, Inc. (a)                                         14,281           $    369,308                    0.04%

                                                          SHARES / PRINCIPAL
                                                               AMOUNT            MARKET VALUE                % NET ASSETS
Sherwin-Williams Co. (The)                                      19,269           $    847,065                    0.09%
Toys "R" Us, Inc. (a)                                           57,791           $  1,025,213                    0.11%
                                                                                 ------------                   -----
TOTAL SPECIALTY RETAIL                                                           $ 16,538,205                    1.79%
                                                                                 ------------                   -----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                                 12,515           $    530,886                    0.06%
Jones Apparel Group, Inc.                                        5,639           $    201,877                    0.02%
Reebok International Ltd.                                        5,307           $    194,873                    0.02%
Timberland Co. (The) (a)                                         3,141           $    178,409                    0.02%
                                                                                 ------------                   -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                           $  1,106,045                    0.12%
                                                                                 ------------                   -----

THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                                    150,647           $  5,933,986                    0.65%
Federal Home Loan Mortgage Corp.                               109,791           $  7,162,766                    0.78%
Federal National Mortgage Association                          154,853           $  9,817,680                    1.07%
Golden West Financial Corp.                                      4,808           $    533,447                    0.06%
GreenPoint Financial Corp.                                       7,191           $    332,655                    0.04%
IndyMac Bancorp, Inc.                                            2,566           $     92,889                    0.01%
MGIC Investment Corp.                                           13,361           $    889,175                    0.10%
Washington Mutual, Inc.                                        107,751           $  4,210,910                    0.46%
Webster Financial Corp.                                          2,399           $    118,487                    0.01%
                                                                                 ------------                   -----
TOTAL THRIFTS & MORTGAGE FINANCE                                                 $ 29,091,995                    3.18%
                                                                                 ------------                   -----

TOBACCO
Altria Group, Inc.                                             120,673           $  5,676,457                    0.62%
Reynolds American, Inc.                                         27,560           $  1,875,181                    0.20%
                                                                                 ------------                   -----
TOTAL TOBACCO                                                                    $  7,551,638                    0.82%
                                                                                 ------------                   -----

TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                            4,164           $    240,054                    0.03%
                                                                                 ------------                   -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                                           $    240,054                    0.03%
                                                                                 ------------                   -----

WIRELESS TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc. (a)                               244,353           $  3,611,538                    0.39%
Nextel Communications, Inc. (a)                                 82,358           $  1,963,415                    0.21%
Telephone & Data Systems, Inc.                                  10,301           $    867,036                    0.09%
                                                                                 ------------                   -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                        $  6,441,989                    0.69%
                                                                                 ------------                   -----
TOTAL COMMON STOCK                                                               $914,341,798                   99.55%
                                                                                 ------------                   -----

                                                          SHARES / PRINCIPAL
                                                               AMOUNT            MARKET VALUE               % NET ASSETS
INVESTMENT COMPANIES
CAPITAL MARKETS
DIAMONDS Trust Series I                                         27,400           $  2,764,386                    0.30%
                                                                                 ------------                  ------
TOTAL CAPITAL MARKETS                                                            $  2,764,386                    0.30%
                                                                                 ------------                  ------
TOTAL INVESTMENT COMPANIES                                                       $  2,764,386                    0.30%
                                                                                 ------------                  ------
TOTAL INVESTMENTS
                                                                                 ------------                  ------
  (COST $897,434,156)(c)                                                         $917,106,184 (d)               99.85%
                                                                                 ------------                  ------
Cash and Other Assets Less Liabilities                                           $  1,984,768                    0.15%
                                                                                 ------------                  ------
NET ASSETS                                                                       $919,090,952                  100.00%
                                                                                 ============                  ======

(a) Non-income producing security.

(b) Less than one tenth of a percent.

(c) The cost for federal income tax purposes is $898,704,118.

(d) At September 30, 2004 net unrealized appreciation was $18,402,066 based on cost for federal income tax purposed. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $55,949,278 and aggregate unrealized depreciation for all investments on which there was an excess of cost over market value of $37,547,212.

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE     % NET ASSETS
MAINSTAY VP CONVERTIBLE PORTFOLIO
COMMON STOCK
CAPITAL MARKETS
Bank of New York Co., Inc. (The)                                            62,700        $  1,828,959           0.52%
S&P 500 Index-SPDR Trust, Series 1 (l)                                      16,800        $  1,877,568           0.54%
                                                                                          ------------         ------
TOTAL CAPITAL MARKETS                                                                     $  3,706,527           1.06%
                                                                                          ------------         ------

COMMUNICATIONS EQUIPMENT
Motorola, Inc.                                                              31,800        $    573,672           0.16%
                                                                                          ------------         ------
TOTAL COMMUNICATIONS EQUIPMENT                                                            $    573,672           0.16%
                                                                                          ------------         ------

DIVERSIFIED FINANCIAL SERVICES
Chicago Mercantile Exchange (The)                                            3,700        $    596,810           0.17%
Citigroup, Inc.                                                             27,974        $  1,234,213           0.35%
JPMorgan Chase & Co.                                                        28,512        $  1,132,782           0.33%
                                                                                          ------------         ------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                      $  2,963,805           0.85%
                                                                                          ------------         ------

ENERGY EQUIPMENT & SERVICES
Cooper Cameron Corp. (a)                                                    34,300        $  1,881,012           0.53%
Diamond Offshore Drilling, Inc. (e)                                         17,000        $    560,830           0.16%
Grant Prideco, Inc. (a)                                                     56,000        $  1,147,440           0.33%
Input/Output, Inc. (a)                                                      64,900        $    669,119           0.19%
Rowan Cos., Inc.                                                           111,800        $  2,951,520           0.84%
Tidewater, Inc.                                                             39,200        $  1,275,960           0.37%
Transocean, Inc. (a)                                                        74,200        $  2,654,876           0.76%
                                                                                          ------------         ------
TOTAL ENERGY EQUIPMENT & SERVICES                                                         $ 11,140,757           3.18%
                                                                                          ------------         ------

HOTELS, RESTAURANTS & LEISURE
FHC Delaware, Inc. (a) (n)                                                   6,624        $         66           0.00%(b)
                                                                                          ------------         ------
TOTAL HOTELS, RESTAURANTS & LEISURE                                                       $         66           0.00%(b)
                                                                                          ------------         ------

MEDIA
Time Warner, Inc. (a)                                                       20,400        $    329,256           0.09%
                                                                                          ------------         ------
TOTAL MEDIA                                                                               $    329,256           0.09%
                                                                                          ------------         ------

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE     % NET ASSETS
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                                         57,200        $    571,428           0.16%
                                                                                          ------------         ------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                 $    571,428           0.16%
                                                                                          ------------         ------

PAPER & FOREST PRODUCTS
International Paper Co.                                                     14,800        $    598,068           0.17%
                                                                                          ------------         ------
TOTAL PAPER & FOREST PRODUCTS                                                             $    598,068           0.17%
                                                                                          ------------         ------

PHARMACEUTICALS
Merck & Co., Inc.                                                           65,200        $  2,151,600           0.62%
Pfizer, Inc.                                                                92,500        $  2,830,500           0.81%
                                                                                          ------------         ------
TOTAL PHARMACEUTICALS                                                                     $  4,982,100           1.43%
                                                                                          ------------         ------

SOFTWARE
Microsoft Corp. (a)                                                         55,100        $  1,523,515           0.44%
                                                                                          ------------         ------
TOTAL SOFTWARE                                                                            $  1,523,515           0.44%
                                                                                          ------------         ------

                                                                                          ------------         ------
TOTAL COMMON STOCK                                                                        $ 26,389,194           7.54%
                                                                                          ------------         ------

CONVERTIBLE BOND
AEROSPACE & DEFENSE
Lockheed Martin Corp.                                                  $ 2,590,000        $  2,678,734           0.77%
1.00%, due 8/15/33 (d)
                                                                                          ------------         ------
TOTAL AEROSPACE & DEFENSE                                                                 $  2,678,734           0.77%
                                                                                          ------------         ------

AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The)                                       $ 4,565,000        $  5,358,170           1.53%
4.00%, due 6/15/34 (c)
                                                                                          ------------         ------
TOTAL AUTO COMPONENTS                                                                     $  5,358,170           1.53%
                                                                                          ------------         ------

BIOTECHNOLOGY
Genzyme Corp.                                                          $ 1,800,000        $  1,894,500           0.54%
1.25%, due 12/1/23 (c)
Invitrogen Corp.                                                       $ 3,935,000        $  3,497,231           1.00%
1.50%, due 2/15/24
                                                                                          ------------         ------
TOTAL BIOTECHNOLOGY                                                                       $  5,391,731           1.54%
                                                                                          ------------         ------

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE     % NET ASSETS
CAPITAL MARKETS
Affiliated Managers Group, Inc.                                        $ 1,870,000        $  1,940,125           0.55%
(zero coupon), due 5/7/21 (f)
Credit Suiss First Boston New York                                     $ 3,670,000        $  3,110,325           0.89%
0.50%, due 3/21/11 (c)
Lehman Brothers/Dow Jones                                              $ 1,900,000        $  2,126,860           0.61%
0.25%, due 10/2/07
Merrill Lynch & Co., Inc.                                              $ 1,290,000        $  1,289,123           0.37%
(zero coupon), due 3/13/32 (d)
Merrill Lynch & Co., Inc. Series DOW                                   $ 2,320,000        $  2,905,800           0.83%
0.25%, due 5/17/10 (c) (g)
Morgan Stanley Series JPM                                              $ 3,020,000        $  2,989,800           0.86%
0.30%, due 7/30/11 (g)
Morgan Stanley Series JPM                                              $ 3,250,000        $  3,217,500           0.92%
0.30%, due 1/30/11 (g)
                                                                                          ------------         ------
TOTAL CAPITAL MARKETS                                                                     $ 17,579,533           5.03%
                                                                                          ------------         ------

COMMERCIAL BANKS
Wells Fargo & Co.                                                      $ 2,715,000        $  2,700,991           0.77%
1.444%, due 5/1/33 (d)
                                                                                          ------------         ------
TOTAL COMMERCIAL BANKS                                                                    $  2,700,991           0.77%
                                                                                          ------------         ------

COMMERCIAL SERVICES & SUPPLIES
Waste Connections, Inc.                                                $ 3,215,000        $  3,627,485           1.04%
2.194%, due 5/1/22 (d)
                                                                                          ------------         ------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                      $  3,627,485           1.04%
                                                                                          ------------         ------

COMMUNICATIONS EQUIPMENT
Avaya, Inc.                                                            $ 2,060,000        $  1,163,900           0.33%
(zero coupon), due 10/31/21(f)
Brocade Communications Systems, Inc.                                   $ 1,745,000        $  1,640,300           0.47%
2.00%, due 1/1/07
CIENA Corp.                                                            $ 3,245,000        $  2,782,588           0.80%
3.75%, due 2/1/08
Extreme Networks, Inc.                                                 $ 1,215,000        $  1,178,550           0.34%
3.50%, due 12/1/06
                                                                                          ------------         ------
TOTAL COMMUNICATIONS EQUIPMENT                                                            $  6,765,338           1.94%
                                                                                          ------------         ------

DIVERSIFIED FINANCIAL SERVICES
Verizon Global Funding Corp.                                           $ 5,755,000        $  3,546,518           1.01%
(zero coupon), due 5/15/21 (e)
                                                                                          ------------         ------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                      $  3,546,518           1.01%
                                                                                          ------------         ------

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE     % NET ASSETS
DIVERSIFIED TELECOMMUNICATION SERVICES
At Home Corp.                                                          $ 2,335,418        $    315,281           0.09%
4.75%, due 12/15/06 (h)
                                                                                          ------------         ------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                              $    315,281           0.09%
                                                                                          ------------         ------

ELECTRIC UTILITIES
PG&E Corp.                                                             $   725,000        $  1,797,094           0.51%
9.50%, due 6/30/10
                                                                                          ------------         ------
TOTAL ELECTRIC UTILITIES                                                                  $  1,797,094           0.51%
                                                                                          ------------         ------

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc.                                             $ 2,550,000        $  2,569,125           0.73%
3.00%, due 12/1/21
FLIR Systems, Inc.                                                     $ 3,130,000        $  4,831,938           1.38%
3.00%, due 6/1/23 (e)
                                                                                          ------------         ------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                  $  7,401,063           2.11%
                                                                                          ------------         ------

ENERGY EQUIPMENT & SERVICES
BJ Services Co.                                                        $ 9,505,000        $  8,328,755           2.38%
0.395%, due 4/24/22 (e)
Cooper Cameron Corp.                                                   $ 9,875,000        $ 10,677,345           3.06%
1.50%, due 5/15/24 (c) (e)
Halliburton Co.                                                        $ 3,160,000        $  3,614,250           1.03%
3.125%, due 7/15/23 (e)
Lehman Brothers Holdings, Inc. Series HAL                              $ 5,365,000        $  6,572,125           1.89%
0.25%, due 9/25/10 (g)
Pride International, Inc.                                              $10,323,700        $ 12,840,103           3.67%
2.50%, due 3/1/07
Schlumberger Ltd. Series A                                             $12,865,000        $ 14,151,500           4.04%
1.50%, due 6/1/23 (e)
                                                                                          ------------         ------
TOTAL ENERGY EQUIPMENT & SERVICES                                                         $ 56,184,078          16.07%
                                                                                          ------------         ------

FOOD & STAPLES RETAILING
SUPERVALU, Inc.                                                        $17,370,000        $  5,753,813           1.65%
(zero coupon), due 11/2/31 (f)
Whole Foods Market, Inc.                                               $11,285,000        $ 10,382,200           2.97%
(zero coupon), due 3/2/18
Wild Oats Markets, Inc.                                                $   980,000        $    859,950           0.25%
3.25%, due 5/15/34 --- (zero coupon), beginning 5/15/11 (c)
                                                                                          ------------         ------
TOTAL FOOD & STAPLES RETAILING                                                            $ 16,995,963           4.87%
                                                                                          ------------         ------
FOOD PRODUCTS

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE     % NET ASSETS
General Mills, Inc.                                                    $ 1,510,000        $  1,066,438           0.31%
(zero coupon), due 10/28/22
                                                                                          ------------         ------
TOTAL FOOD PRODUCTS                                                                       $  1,066,438           0.31%
                                                                                          ------------         ------

HEALTH CARE EQUIPMENT & SUPPLIES
ALZA Corp.                                                             $ 5,525,000        $  4,302,593           1.23%
(zero coupon), due 7/28/20
Fisher Scientific International, Inc.                                  $ 2,170,000        $  2,340,887           0.67%
3.25%, due 3/1/24 (e)
Fisher Scientific International, Inc.                                  $ 2,760,000        $  3,946,800           1.13%
2.50%, due 10/1/23
Medtronic, Inc.                                                        $ 4,740,000        $  4,882,200           1.40%
1.25%, due 9/15/21
                                                                                          ------------         ------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                    $ 15,472,480           4.43%
                                                                                          ------------         ------

HEALTH CARE PROVIDERS & SERVICES
Quest Diagnostics, Inc.                                                $ 2,025,000        $  2,187,000           0.63%
1.75%, due 11/30/21
                                                                                          ------------         ------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    $  2,187,000           0.63%
                                                                                          ------------         ------

HOTELS, RESTAURANTS & LEISURE
Brinker International, Inc.                                            $ 5,635,000        $  3,662,750           1.05%
(zero coupon), due 10/10/21
International Game Technology                                          $ 5,165,000        $  4,106,175           1.17%
(zero coupon), due 1/29/33
                                                                                          ------------         ------
TOTAL HOTELS, RESTAURANTS & LEISURE                                                       $  7,768,925           2.22%
                                                                                          ------------         ------

HOUSEHOLD PRODUCTS
Merrill Lynch & Co., Inc.                                              $ 2,585,000        $  2,859,656           0.82%
0.40%, due 4/15/10 (g)
                                                                                          ------------         ------
TOTAL HOUSEHOLD PRODUCTS                                                                  $  2,859,656           0.82%
                                                                                          ------------         ------

INDUSTRIAL CONGLOMERATES
Tyco International Group S.A.                                          $ 8,335,000        $ 11,721,094           3.35%
2.75%, due 1/15/18
Tyco International Group S.A.                                          $   735,000        $  1,104,337           0.32%
3.125%, due 1/15/23
                                                                                          ------------         ------
TOTAL INDUSTRIAL CONGLOMERATES                                                            $ 12,825,431           3.67%
                                                                                          ------------         ------

INSURANCE
American International Group, Inc.                                     $ 1,980,000        $  1,890,900           0.54%
0.50%, due 5/15/07

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE     % NET ASSETS
USF&G Corp.                                                            $   930,000        $    773,062           0.22%
(zero coupon), due 3/3/09
XL Capital Ltd.                                                        $ 4,485,000        $  2,915,250           0.83%
(zero coupon), due 5/23/21
                                                                                          ------------         ------
TOTAL INSURANCE                                                                           $  5,579,212           1.59%
                                                                                          ------------         ------

INTERNET SOFTWARE & SERVICES
Ask Jeeves, Inc.                                                       $   290,000        $    596,313           0.17%
(zero coupon), due 6/1/08
                                                                                          ------------         ------
TOTAL INTERNET SOFTWARE & SERVICES                                                        $    596,313           0.17%
                                                                                          ------------         ------

IT SERVICES
DST Systems, Inc.                                                      $ 2,060,000        $  2,484,875           0.71%
4.125%, due 8/15/23 (e)
                                                                                          ------------         ------
TOTAL IT SERVICES                                                                         $  2,484,875           0.71%
                                                                                          ------------         ------

MACHINERY
Navistar Financial Corp.                                               $ 3,975,000        $  3,915,375           1.12%
4.75%, due 4/1/09
Wabash National Corp.                                                  $   570,000        $    926,250           0.26%
3.25%, due 8/1/08
                                                                                          ------------         ------
TOTAL MACHINERY                                                                           $  4,841,625           1.38%
                                                                                          ------------         ------

MEDIA
Lamar Advertising Co.                                                  $ 1,565,000        $  1,705,850           0.49%
2.875%, due 12/31/10 (e)
Lehman Brothers, Inc. Series VIA                                       $ 3,255,000        $  2,896,950           0.83%
0.25%, due 9/30/10 (g)
Liberty Media Corp.                                                    $ 1,295,000        $  1,390,506           0.40%
0.75%, due 3/30/23
Walt Disney Co. (The)                                                  $ 2,560,000        $  2,640,000           0.76%
2.125%, due 4/15/23 (e)
                                                                                          ------------         ------
TOTAL MEDIA                                                                               $  8,633,306           2.48%
                                                                                          ------------         ------

METALS & MINING
Freeport-McMoRan Copper & Gold, Inc.                                   $   865,000        $  1,367,781           0.39%
7.00%, due 2/11/11
GrafTech International Ltd.                                            $   620,000        $    671,925           0.19%
1.625%, due 1/15/24
                                                                                          ------------         ------
TOTAL METALS & MINING                                                                     $  2,039,706           0.58%
                                                                                          ------------         ------
MULTI-UTILITIES & UNREGULATED POWER

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE     % NET ASSETS
Calpine Corp.                                                          $ 2,885,000        $  1,965,406           0.56%
4.75%, due 11/15/23 (c)
Reliant Energy, Inc.                                                   $ 2,385,000        $  3,079,631           0.88%
5.00%, due 8/15/10 (e)
                                                                                          ------------         ------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                 $  5,045,037           1.44%
                                                                                          ------------         ------

OIL & GAS
Salomon Smith Barney Holdings                                          $ 1,245,000        $  1,830,150           0.52%
0.25%, due 2/18/10
                                                                                          ------------         ------
TOTAL OIL & GAS                                                                           $  1,830,150           0.52%
                                                                                          ------------         ------

PAPER & FOREST PRODUCTS
International Paper Co.                                                $ 3,055,000        $  1,695,525           0.48%
(zero coupon), due 6/20/21
Lehman Brothers Holdings, Inc.                                         $ 4,440,000        $  4,711,950           1.35%
0.25%, due 5/8/10 (g)
Merrill Lynch & Co., Inc. Series MWV                                   $ 1,880,000        $  2,176,100           0.62%
0.25%, due 7/28/10 (g)
                                                                                          ------------         ------
TOTAL PAPER & FOREST PRODUCTS                                                             $  8,583,575           2.45%
                                                                                          ------------         ------

PHARMACEUTICALS
Elan Capital Corp. Ltd.                                                $   420,000        $  1,411,725           0.40%
6.50%, due 11/10/08
Teva Pharmaceutical Industries Ltd.                                    $ 7,185,000        $  9,295,594           2.66%
0.375%, due 11/15/22
                                                                                          ------------         ------
TOTAL PHARMACEUTICALS                                                                     $ 10,707,319           3.06%
                                                                                          ------------         ------

ROAD & RAIL
Goldman Sachs Group, Inc. (The) Series BNI                             $ 1,450,000        $  1,683,812           0.48%
1.00%, due 10/30/07 (g)
                                                                                          ------------         ------
TOTAL ROAD & RAIL                                                                         $  1,683,812           0.48%
                                                                                          ------------         ------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc.                                           $ 1,850,000        $  1,796,812           0.51%
4.75%, due 2/1/22
Cymer, Inc.                                                            $ 1,485,000        $  1,475,718           0.42%
3.50%, due 2/15/09 (e)
Cypress Semiconductor Corp.                                            $ 2,815,000        $  2,719,993           0.78%
1.25%, due 6/15/08
Fairchild Semiconductor International, Inc.                            $ 3,465,000        $  3,452,007           0.99%
5.00%, due 11/1/08 (e)
Skyworks Solutions, Inc.                                               $ 1,335,000        $  1,680,431           0.48%
4.75%, due 11/15/07 (e)

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE     % NET ASSETS
Vitesse Semiconductor Corp.                                            $ 1,030,000        $  1,046,738           0.30%
1.50%, due 10/1/24 (c)
                                                                                          ------------         ------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                            $ 12,171,699           3.48%
                                                                                          ------------         ------

SOFTWARE
Computer Associates International, Inc.                                $ 1,170,000        $  1,712,587           0.49%
1.625%, due 12/15/09
Symantec Corp.                                                         $ 1,010,000        $  3,252,200           0.93%
3.00%, due 11/1/06
                                                                                          ------------         ------
TOTAL SOFTWARE                                                                            $  4,964,787           1.42%
                                                                                          ------------         ------

TRANSPORTATION INFRASTRUCTURE
Morgan Stanley Series CNI                                              $ 1,730,000        $  2,198,181           0.63%
(zero coupon), due 5/30/10 (g)
                                                                                          ------------         ------
TOTAL TRANSPORTATION INFRASTRUCTURE                                                       $  2,198,181           0.63%
                                                                                          ------------         ------

UTILITIES-ELECTRIC & GAS
Texas Utilities/Lehman                                                 $ 6,990,000        $  7,024,950           2.01%
0.25%, due 10/6/11
                                                                                          ------------         ------
TOTAL UTILITIES-ELECTRIC & GAS                                                            $  7,024,950           2.01%
                                                                                          ------------         ------
TOTAL CONVERTIBLE BOND                                                                    $250,906,456          71.76%
                                                                                          ------------         ------

CONVERTIBLE PREFERRED STOCK
AEROSPACE & DEFENSE
Northrop Grumman Corp.  7.25% (i)                                           24,800        $  2,565,560           0.73%
                                                                                          ------------         ------
TOTAL AEROSPACE & DEFENSE                                                                 $  2,565,560           0.73%
                                                                                          ------------         ------

AIRLINES
Continental Air Finance Trust II 6.00%                                      32,800        $    668,298           0.19%
                                                                                          ------------         ------
TOTAL AIRLINES                                                                            $    668,298           0.19%
                                                                                          ------------         ------

AUTOMOBILES
Ford Motor Co. Capital Trust II 6.50%                                       74,100        $  3,873,948           1.11%
                                                                                          ------------         ------
TOTAL AUTOMOBILES                                                                         $  3,873,948           1.11%
                                                                                          ------------         ------

CAPITAL MARKETS
Gabelli Asset Management, Inc. 6.95%                                        31,900        $    802,604           0.23%
                                                                                          ------------         ------
TOTAL CAPITAL MARKETS                                                                     $    802,604           0.23%
                                                                                          ------------         ------

COMMUNICATIONS EQUIPMENT
Lucent Technologies Capital Trust I 7.75%                                    1,375        $  1,537,429           0.44%
                                                                                          ------------         ------
TOTAL COMMUNICATIONS EQUIPMENT                                                            $  1,537,429           0.44%
                                                                                          ------------         ------

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE     % NET ASSETS
DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyTel, Inc. 6.875%                                                     22,400        $    591,808           0.17%
                                                                                          ------------         ------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                              $    591,808           0.17%
                                                                                          ------------         ------

ELECTRIC UTILITIES
Dominion Resources, Inc. 9.50% (j)                                          23,600        $  1,287,380           0.37%
FPL Group, Inc.  8.00%                                                      39,100        $  2,188,427           0.63%
                                                                                          ------------         ------
TOTAL ELECTRIC UTILITIES                                                                  $  3,475,807           1.00%
                                                                                          ------------         ------

INSURANCE
Hartford Financial Services Group, Inc. (The) 7.00%                         34,000        $  2,070,600           0.33%
Hartford Financial Services Group, Inc. (The) 6.00%                         19,000        $  1,128,410           0.59%
Prudential Financial, Inc. 6.75%                                            39,600        $  2,764,872           0.79%
                                                                                          ------------         ------
TOTAL INSURANCE                                                                           $  5,963,882           1.71%
                                                                                          ------------         ------

MACHINERY
Cummins Capital Trust I 7.00%                                               36,410        $  2,971,965           0.85%
                                                                                          ------------         ------
TOTAL MACHINERY                                                                           $  2,971,965           0.85%
                                                                                          ------------         ------

MEDIA
Interpublic Group of Cos., Inc. (The) 5.375% Series A                       33,300        $  1,382,949           0.40%
                                                                                          ------------         ------
TOTAL MEDIA                                                                               $  1,382,949           0.40%
                                                                                          ------------         ------

MULTI-UTILITIES & UNREGULATED POWER
El Paso Corp. 9.00%                                                         30,100        $    868,385           0.25%
                                                                                          ------------         ------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                 $    868,385           0.25%
                                                                                          ------------         ------

OFFICE ELECTRONICS
Xerox Corp. 6.25%                                                           12,000        $  1,527,000           0.44%
                                                                                          ------------         ------
TOTAL OFFICE ELECTRONICS                                                                  $  1,527,000           0.44%
                                                                                          ------------         ------

OIL & GAS
Amerada Hess Corp. 7.00% (e)                                                27,500        $  2,195,050           0.63%
Chesapeake Energy Corp. 5.00%                                                9,200        $  1,060,760           0.30%
Chesapeake Energy Corp. 6.00%                                               13,300        $  1,068,987           0.31%
                                                                                          ------------         ------
TOTAL OIL & GAS                                                                           $  4,324,797           1.24%
                                                                                          ------------         ------

PAPER & FOREST PRODUCTS
International Paper Capital Trust 5.25%                                     32,700        $  1,659,525           0.47%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE     % NET ASSETS
                                                                                          ------------         ------
TOTAL PAPER & FOREST PRODUCTS                                                             $  1,659,525           0.47%
                                                                                          ------------         ------

SPECIALTY RETAIL
Boise Cascade Corp. 7.50% (k)                                               58,410        $  2,902,977           0.83%
                                                                                          ------------         ------
TOTAL SPECIALTY RETAIL                                                                    $  2,902,977           0.83%
                                                                                          ------------         ------

THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The) 5.875%                                               116,200        $  3,032,820           0.87%
Sovereign Capital Trust II 4.375%                                           55,500        $  2,698,688           0.77%
Washington Mutual, Inc. 5.375%                                              30,000        $  1,633,770           0.47%
                                                                                          ------------         ------
TOTAL THRIFTS & MORTGAGE FINANCE                                                          $  7,365,278           2.11%
                                                                                          ------------         ------

WIRELESS TELECOMMUNICATION SERVICES
Nextel Communications, Inc. (zero coupon)                                    1,980        $  1,066,725           0.31%
                                                                                          ------------         ------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                 $  1,066,725           0.31%
                                                                                          ------------         ------
TOTAL CONVERTIBLE PREFERRED STOCK                                                         $ 43,548,937          12.48%
                                                                                          ------------         ------

COMMERCIAL PAPER
ABN-Amro North America Finance, Inc.                                   $ 9,250,000        $  9,239,206           2.64%
  1.75% due 10/25/04
American General Finance Corp.                                         $ 1,625,000        $  1,624,762           0.46%
  1.76% due 10/4/04
Federal Home Loan Bank                                                 $ 3,000,000        $  2,999,592           0.86%
  1.63% due 10/4/04
Federal National Mortgage Association                                  $   225,000        $    224,947           0.06%
  1.68% due 10/6/04
Freddie Mac Discount Note                                              $ 4,990,000        $  4,989,093           1.43%
  1.635% due 10/5/04
Morgan Stanley Dean Witter & Co.                                       $ 2,610,000        $  2,608,193           0.75%
  1.78% due 10/15/04
Morgan Stanley Dean Witter & Co.                                       $ 5,000,000        $  4,995,795           1.43%
  1.78% due 10/18/04
UBS Finance (Delaware) LLC                                             $ 2,455,000        $  2,455,000           0.70%
  1.88% due 10/1/04
                                                                                          ------------         ------
TOTAL COMMERCIAL PAPER                                                                    $ 29,136,588           8.33%
                                                                                          ------------         ------

INVESTMENT COMPANY
AIM Institutional Funds Group (m)                                          881,832        $    881,832           0.25%
                                                                                          ------------         ------
TOTAL INVESTMENT COMPANY                                                                  $    881,832           0.25%
                                                                                          ------------         ------

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE     % NET ASSETS
MASTER NOTES
Banc of America Securities LLC
  1.9749%, due 10/1/04 (m)                                               4,550,000        $  4,550,000           1.30%
Harwood Street Funding I
  1.9317%, due 10/1/04 (m)                                               1,000,000        $  1,000,000           0.29%
                                                                                          ------------         ------
TOTAL MASTER NOTES                                                                        $  5,550,000           1.59%
                                                                                          ------------         ------

REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
  1.9429%, dated 9/30/04 due 10/1/04
  Proceeds at Maturity
  $7,400,399 (m)
  (Collateralized by
   Various Bonds
   with a Principal Amount of
   $7,037,724.18 and a
   Market Value of $7,548,170)                                           7,400,000        $  7,400,000           2.11%
Lehman Brothers, Inc.
  1.9249%, dated 9/30/04
  due 10/1/04
  Proceeds at Maturity
  $6,424,343 (m)
  (Collateralized by
   Various Bonds
   with a Principal Amount of
   $7,763,326 and a
   Market Value of $6,629,007)                                           6,424,000        $  6,424,000           1.84%
Merrill Lynch & Co., Inc.
  1.9549%, dated 9/30/04
  due 10/1/04
  Proceeds at Maturity
  $8,806,439 (m)
  (Collateralized by
   Various Bonds
   with a Principal Amount of
   $8,831,219 and a
   Market Value of $8,490,421)                                           8,086,000        $  8,086,000           2.31%
Morgan Stanley & Co.
  1.9249%, dated 9/30/04
  due 10/1/04
  Proceeds at Maturity
  $11,500,615 (m)
  (Collateralized by
   Various Bonds
   with a Principal Amount of
   $17,139,177 and a
   Market Value of $12,212,094)                                         11,500,000        $ 11,500,000           3.29%
                                                                                          ------------         ------
TOTAL REPURCHASE AGREEMENTS                                                               $ 33,410,000           9.55%
                                                                                          ------------         ------

TOTAL INVESTMENTS                                                                         $389,823,007(p)      111.50%
  (COST $378,346,620)(O)

Liabilities in Excess of Cash and Other Assets                                            $(40,208,765)        (11.50)%
                                                                                          ------------         ------
NET ASSETS                                                                                $349,614,242         100.00%
                                                                                          ============         ======

(a)   Non-income producing security.

(b)   Less than one hundreth of a percent.

(c)   May be sold to institutional investors.

(d)   Floating rate. Rate shown is the rate in effect at September 30, 2004.

(e)   Represents a security, or a portion thereof, which is out on loan.

(f) LYON-Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(g) Synthetic Convertible-an equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(h)   Issuer in default.

(i) Equity Units-each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock at $100.00 by November 16, 2004.

(j) PIES Units (Premium Income Equity Security)-each unit reflects a Senior Note plus 1 purchase contract to acquire shares of common stock at $50.00 by November 16, 2004.

(k) Equity Units-each unit reflects 1 share of a preferred security of Boise Cascade Trust I plus 1 purchase contract to acquire shares of common stock at a price based on the average trading price by December 16, 2004.

(l) Exchange Traded Fund-represents a basket of securities that are traded on an exchange.

(m) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)   Fair valued security.

(o)   The cost for federal income tax purposes is $380,309,824.

(p) At September 30, 2004, net unrealized appreciation was $9,513,183, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $17,236,318 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,723,135.

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT        MARKET VALUE    % NET ASSETS
DREYFUS LARGE COMPANY VALUE PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                                            32,000       $ 1,651,840           1.92%
United Technologies Corp.                                                   21,800       $ 2,035,684           2.37%
                                                                                         -----------         ------
TOTAL AEROSPACE & DEFENSE                                                                $ 3,687,524           4.29%
                                                                                         -----------         ------

AUTO COMPONENTS
Johnson Controls, Inc.                                                       7,900       $   448,799           0.52%
                                                                                         -----------         ------
TOTAL AUTO COMPONENTS                                                                    $   448,799           0.52%
                                                                                         -----------         ------

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                                             25,100       $ 2,340,324           2.72%
Merrill Lynch & Co., Inc.                                                   20,600       $ 1,024,232           1.19%
Morgan Stanley                                                              40,600       $ 2,001,580           2.33%
                                                                                         -----------         ------
TOTAL CAPITAL MARKETS                                                                    $ 5,366,136           6.24%
                                                                                         -----------         ------

CHEMICALS
Dow Chemical Co. (The)                                                      21,400       $   966,852           1.12%
                                                                                         -----------         ------
TOTAL CHEMICALS                                                                          $   966,852           1.12%
                                                                                         -----------         ------

COMMERCIAL BANKS
Bank of America Corp.                                                       72,712       $ 3,150,611           3.66%
PNC Financial Services Group, Inc. (The)                                     8,400       $   454,440           0.53%
SunTrust Banks, Inc.                                                         6,400       $   450,624           0.52%
U.S. Bancorp                                                                46,300       $ 1,338,070           1.56%
Wachovia Corp.                                                              35,600       $ 1,671,420           1.94%
Wells Fargo & Co.                                                           14,400       $   858,672           1.00%
                                                                                         -----------         ------
TOTAL COMMERCIAL BANKS                                                                   $ 7,923,837           9.21%
                                                                                         -----------         ------

COMMUNICATIONS EQUIPMENT
Nokia Corp. ADR (b)                                                         82,100       $ 1,126,412           1.31%
                                                                                         -----------         ------
TOTAL COMMUNICATIONS EQUIPMENT                                                           $ 1,126,412           1.31%
                                                                                         -----------         ------

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT        MARKET VALUE    % NET ASSETS
COMPUTERS & PERIPHERALS
Hewlett-Packard Co.                                                         22,700       $   425,625           0.50%
International Business Machines Corp.                                        9,300       $   797,382           0.93%
NCR Corp. (a)                                                                9,500       $   471,105           0.55%
                                                                                         -----------         ------
TOTAL COMPUTERS & PERIPHERALS                                                            $ 1,694,112           1.98%
                                                                                         -----------         ------

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                                             70,346       $ 3,103,666           3.61%
JPMorgan Chase & Co.                                                        65,400       $ 2,598,342           3.02%
                                                                                         -----------         ------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                     $ 5,702,008           6.63%
                                                                                         -----------         ------

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                                17,200       $   944,452           1.10%
Sprint Corp. (FON Group)                                                    73,000       $ 1,469,490           1.71%
Verizon Communications, Inc.                                                58,082       $ 2,287,269           2.66%
                                                                                         -----------         ------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                             $ 4,701,211           5.47%
                                                                                         -----------         ------

ELECTRIC UTILITIES
Entergy Corp.                                                               12,100       $   733,381           0.85%
Exelon Corp.                                                                12,900       $   473,301           0.55%
PG&E Corp. (a)                                                              14,500       $   440,800           0.51%
PPL Corp.                                                                    9,300       $   438,774           0.51%
TXU Corp.                                                                   14,700       $   704,424           0.82%
                                                                                         -----------         ------
TOTAL ELECTRIC UTILITIES                                                                 $ 2,790,680           3.24%
                                                                                         -----------         ------

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                                         7,000       $   433,230           0.50%
                                                                                         -----------         ------
TOTAL ELECTRICAL EQUIPMENT                                                               $   433,230           0.50%
                                                                                         -----------         ------

ENERGY EQUIPMENT & SERVICES
Cooper Cameron Corp. (a)                                                     8,800       $   482,592           0.56%
Schlumberger Ltd.                                                           13,200       $   888,492           1.03%
                                                                                         -----------         ------
TOTAL ENERGY EQUIPMENT & SERVICES                                                        $ 1,371,084           1.59%
                                                                                         -----------         ------

FOOD & STAPLES RETAILING
Safeway, Inc. (a)                                                           32,900       $   635,299           0.74%
                                                                                         -----------         ------
TOTAL FOOD & STAPLES RETAILING                                                           $   635,299           0.74%
                                                                                         -----------         ------

FOOD PRODUCTS
Kraft Foods, Inc.                                                           24,600       $   780,312           0.91%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT        MARKET VALUE    % NET ASSETS
                                                                                         -----------         ------
TOTAL FOOD PRODUCTS                                                                      $   780,312           0.91%
                                                                                         -----------         ------

HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp. (a)                                                 16,400       $   651,572           0.76%
                                                                                         -----------         ------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                   $   651,572           0.76%
                                                                                         -----------         ------

HEALTH CARE PROVIDERS & SERVICES
Medco Health Solutions, Inc. (a)                                            44,400       $ 1,371,960           1.60%
                                                                                         -----------         ------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                   $ 1,371,960           1.60%
                                                                                         -----------         ------

HOTELS, RESTAURANTS & LEISURE
McDonald's Corp.                                                            43,800       $ 1,227,714           1.43%
                                                                                         -----------         ------
TOTAL HOTELS, RESTAURANTS & LEISURE                                                      $ 1,227,714           1.43%
                                                                                         -----------         ------

HOUSEHOLD DURABLES
Koninklijke Philips Electronics NV ADR (b)                                  64,500       $ 1,477,695           1.72%
Newell Rubbermaid, Inc.                                                     17,600       $   352,704           0.41%
                                                                                         -----------         ------
TOTAL HOUSEHOLD DURABLES                                                                 $ 1,830,399           2.13%
                                                                                         -----------         ------

HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                                         6,800       $   439,212           0.51%
                                                                                         -----------         ------
TOTAL HOUSEHOLD PRODUCTS                                                                 $   439,212           0.51%
                                                                                         -----------         ------

INDUSTRIAL CONGLOMERATES
General Electric Co.                                                        51,400       $ 1,726,012           2.01%
Tyco International Ltd.                                                     55,400       $ 1,698,564           1.98%
                                                                                         -----------         ------
TOTAL INDUSTRIAL CONGLOMERATES                                                           $ 3,424,576           3.99%
                                                                                         -----------         ------

INSURANCE
Allstate Corp. (The)                                                        10,700       $   513,493           0.60%
American International Group, Inc.                                          40,958       $ 2,784,735           3.24%
Genworth Financial, Inc. (a)                                                41,500       $   966,950           1.12%
Hartford Financial Services Group, Inc. (The)                               15,200       $   941,336           1.10%
Prudential Financial, Inc.                                                  30,000       $ 1,411,200           1.64%
UnumProvident Corp.                                                         27,800       $   436,182           0.51%
                                                                                         -----------         ------
TOTAL INSURANCE                                                                          $ 7,053,896           8.21%
                                                                                         -----------         ------

IT SERVICES
Automatic Data Processing, Inc.                                             31,100       $ 1,285,052           1.49%
DST Systems, Inc. (a)                                                       20,200       $   898,294           1.04%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT        MARKET VALUE    % NET ASSETS
SunGard Data Systems, Inc. (a)                                              17,200       $   408,844           0.48%
                                                                                         -----------         ------
TOTAL IT SERVICES                                                                        $ 2,592,190           3.01%
                                                                                         -----------         ------

MACHINERY
Eaton Corp.                                                                  8,400       $   532,644           0.62%
                                                                                         -----------         ------
TOTAL MACHINERY                                                                          $   532,644           0.62%
                                                                                         -----------         ------

MEDIA
Clear Channel Communications, Inc.                                          43,800       $ 1,365,246           1.59%
Liberty Media Corp. (a)                                                    176,080       $ 1,535,418           1.79%
Liberty Media International, Inc. Class A (a)                                8,804       $   293,718           0.34%
News Corp. Ltd. (The) ADR (b)                                               21,200       $   664,196           0.77%
Omnicom Group, Inc.                                                         18,600       $ 1,358,916           1.58%
Viacom, Inc. Class B                                                        50,500       $ 1,694,780           1.97%
                                                                                         -----------         ------
TOTAL MEDIA                                                                              $ 6,912,274           8.04%
                                                                                         -----------         ------

MULTILINE RETAIL
Dollar General Corp.                                                        22,400       $   451,360           0.53%
                                                                                         -----------         ------
TOTAL MULTILINE RETAIL                                                                   $   451,360           0.53%
                                                                                         -----------         ------

OFFICE ELECTRONICS
Xerox Corp. (a)                                                             30,700       $   432,256           0.50%
                                                                                         -----------         ------
TOTAL OFFICE ELECTRONICS                                                                 $   432,256           0.50%
                                                                                         -----------         ------

OIL & GAS
Apache Corp.                                                                11,600       $   581,276           0.68%
BP PLC ADR (b)                                                              21,800       $ 1,254,154           1.46%
ChevronTexaco Corp.                                                         21,400       $ 1,147,896           1.34%
ConocoPhillips                                                              10,800       $   894,780           1.04%
ExxonMobil Corp.                                                            66,382       $ 3,208,242           3.73%
Pioneer Natural Resources Co.                                               14,200       $   489,616           0.57%
                                                                                         -----------         ------
Total Fina Elf S.A. ADR (b)                                                 11,400       $ 1,164,738           1.35%
                                                                                         -----------         ------
TOTAL OIL & GAS                                                                          $ 8,740,702          10.17%
                                                                                         -----------         ------

PAPER & FOREST PRODUCTS
Bowater, Inc.                                                               10,100       $   385,719           0.45%
International Paper Co.                                                     22,400       $   905,184           1.05%
                                                                                         -----------         ------
TOTAL PAPER & FOREST PRODUCTS                                                            $ 1,290,903           1.50%
                                                                                         -----------         ------

PHARMACEUTICALS

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT        MARKET VALUE    % NET ASSETS
Barr Pharmaceuticals, Inc.                                                  11,400       $   472,302           0.55%
Merck & Co., Inc.                                                            9,400       $   310,200           0.36%
                                                                                         -----------         ------
TOTAL PHARMACEUTICALS                                                                    $   782,502           0.91%
                                                                                         -----------         ------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Fairchild Semiconductor International, Inc. (a)                             39,900       $   565,383           0.66%
                                                                                         -----------         ------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                           $   565,383           0.66%
                                                                                         -----------         ------

SOFTWARE
Microsoft Corp.                                                             63,500       $ 1,755,775           2.04%
Oracle Corp. (a)                                                            91,500       $ 1,032,120           1.20%
                                                                                         -----------         ------
TOTAL SOFTWARE                                                                           $ 2,787,895           3.24%
                                                                                         -----------         ------

SPECIALTY RETAIL
Advanced Auto Parts, Inc. (a)                                               14,000       $   481,600           0.56%
AutoZone, Inc. (a)                                                           7,600       $   587,100           0.68%
                                                                                         -----------         ------
TOTAL SPECIALTY RETAIL                                                                   $ 1,068,700           1.24%
                                                                                         -----------         ------

TEXTILES, APPAREL & LUXURY GOODS
Jones Apparel Group, Inc.                                                   10,900       $   390,220           0.45%
                                                                                         -----------         ------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                   $   390,220           0.45%
                                                                                         -----------         ------

THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                                                  8,000       $   315,120           0.37%
Federal Home Loan Mortgage Corp.                                            20,100       $ 1,311,324           1.53%
Federal National Mortgage Association                                        8,500       $   538,900           0.63%
PMI Group, Inc. (The)                                                       28,900       $ 1,172,762           1.36%
                                                                                         -----------         ------
TOTAL THRIFTS & MORTGAGE FINANCE                                                         $ 3,338,106           3.89%
                                                                                         -----------         ------

TOBACCO
Altria Group, Inc.                                                          12,500       $   588,000           0.68%
                                                                                         -----------         ------
TOTAL TOBACCO                                                                            $   588,000           0.68%
                                                                                         -----------         ------
TOTAL COMMON STOCK                                                                       $84,099,960          97.82%
                                                                                         -----------         ------

COMMERCIAL PAPER
Federal Home Loan Bank                                                 $ 1,544,000       $ 1,544,000           1.80%
  1.65% due 10/1/04

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT        MARKET VALUE    % NET ASSETS
TOTAL COMMERCIAL PAPER                                                                   $ 1,544,000           1.80%
                                                                                         -----------         ------
TOTAL INVESTMENTS
    (Cost $81,999,627)                                                                   $85,643,960          99.62%
                                                                                         -----------         ------

Cash and Other Assets Less Liabilities                                                   $   322,480           0.38%
                                                                                         -----------         ------
NET ASSETS                                                                               $85,966,440         100.00%
                                                                                         ===========         ======

------------------------
(a)   Non-income producing security.

(b)   ADR - American Depositary Receipt.

(c)   The cost for federal income tax purposes is $82,121,332.

(d) At September 30, 2004 net unrealized appreciation was $3,522,628 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,788,306 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,265,678.

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT          MARKET VALUE      % NET ASSETS
EAGLE GROWTH EQUITY PORTFOLIO
COMMON STOCK
BEVERAGES
Coca-Cola Co. (The)                                                          71,250        $  2,853,562           2.07%
                                                                                           ------------         ------
TOTAL BEVERAGES                                                                            $  2,853,562           2.07%
                                                                                           ------------         ------

BIOTECHNOLOGY
Amgen, Inc. (a)                                                              40,100        $  2,272,868           1.64%
Genzyme Corp. (a)                                                            38,150        $  2,075,741           1.50%
                                                                                           ------------         ------
TOTAL BIOTECHNOLOGY                                                                        $  4,348,609           3.14%
                                                                                           ------------         ------

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                                              25,950        $  2,419,578           1.75%
Merrill Lynch & Co., Inc.                                                    41,600        $  2,068,352           1.50%
                                                                                           ------------         ------
TOTAL CAPITAL MARKETS                                                                      $  4,487,930           3.25%
                                                                                           ------------         ------

COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                                                62,250        $  1,344,600           0.97%
Jackson Hewitt Tax Service, Inc. (a)                                         15,200        $    307,496           0.22%
                                                                                           ------------         ------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                       $  1,652,096           1.19%
                                                                                           ------------         ------

COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)                                                     191,800        $  3,471,580           2.51%
JDS Uniphase Corp. (a)                                                      563,600        $  1,899,332           1.37%
Nokia Corp. (b)                                                              99,150        $  1,360,338           0.98%
Nortel Networks Corp. (a)                                                   460,800        $  1,566,720           1.13%
QUALCOMM, Inc.                                                               37,200        $  1,452,288           1.05%
                                                                                           ------------         ------
TOTAL COMMUNICATIONS EQUIPMENT                                                             $  9,750,258           7.04%
                                                                                           ------------         ------

COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                                              142,300        $  5,065,880           3.67%
EMC Corp. (a)                                                               171,000        $  1,973,340           1.43%
                                                                                           ------------         ------
TOTAL COMPUTERS & PERIPHERALS                                                              $  7,039,220           5.10%
                                                                                           ------------         ------

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT          MARKET VALUE      % NET ASSETS
DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                                              60,083        $  2,650,862           1.92%
JPMorgan Chase & Co.                                                         43,400        $  1,724,282           1.25%
                                                                                           ------------         ------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                       $  4,375,144           3.17%
                                                                                           ------------         ------

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                                         35,250        $  2,181,622           1.58%
                                                                                           ------------         ------
TOTAL ELECTRICAL EQUIPMENT                                                                 $  2,181,622           1.58%
                                                                                           ------------         ------

ELECTRONIC EQUIPMENT & INSTRUMENTS
Jabil Circuit, Inc. (a)                                                      66,900        $  1,538,700           1.11%
                                                                                           ------------         ------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                   $  1,538,700           1.11%
                                                                                           ------------         ------

FOOD & STAPLES RETAILING
Wal-Mart Stores, Inc.                                                        63,350        $  3,370,220           2.44%
                                                                                           ------------         ------
TOTAL FOOD & STAPLES RETAILING                                                             $  3,370,220           2.44%
                                                                                           ------------         ------

HEALTH CARE EQUIPMENT & SUPPLIES
Guidant Corp.                                                                22,200        $  1,466,088           1.06%
St. Jude Medical, Inc. (a)                                                   23,600        $  1,776,372           1.29%
Zimmer Holdings, Inc. (a)                                                    16,400        $  1,296,256           0.94%
                                                                                           ------------         ------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                     $  4,538,716           3.29%
                                                                                           ------------         ------

HEALTH CARE PROVIDERS & SERVICES
Aetna, Inc. (a)                                                              27,950        $  2,793,044           2.02%
Caremark Rx, Inc. (a)                                                        74,550        $  2,390,820           1.73%
                                                                                           ------------         ------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                     $  5,183,864           3.75%
                                                                                           ------------         ------

HOTELS, RESTAURANTS & LEISURE
Harrah's Entertainment, Inc.                                                 46,550        $  2,466,219           1.78%
International Game Technology                                                24,050        $    864,597           0.63%
                                                                                           ------------         ------
TOTAL HOTELS, RESTAURANTS & LEISURE                                                        $  3,330,816           2.41%
                                                                                           ------------         ------

HOUSEHOLD DURABLES
Tempur-Pedic International, Inc. (a)                                        178,600        $  2,677,215           1.94%
                                                                                           ------------         ------
TOTAL HOUSEHOLD DURABLES                                                                   $  2,677,215           1.94%
                                                                                           ------------         ------

INDUSTRIAL CONGLOMERATES
General Electric Co.                                                        161,300        $  5,416,454           3.92%
                                                                                           ------------         ------
TOTAL INDUSTRIAL CONGLOMERATES                                                             $  5,416,454           3.92%
                                                                                           ------------         ------

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT          MARKET VALUE      % NET ASSETS
INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                                               47,750        $  4,390,135           3.18%
IAC/InterActive Corp. (a)                                                   108,200        $  2,382,564           1.72%
                                                                                           ------------         ------
TOTAL INTERNET & CATALOG RETAIL                                                            $  6,772,699           4.90%
                                                                                           ------------         ------

INTERNET SOFTWARE & SERVICES
Yahoo!, Inc. (a)                                                             74,650        $  2,531,381           1.83%
                                                                                           ------------         ------
TOTAL INTERNET SOFTWARE & SERVICES                                                         $  2,531,381           1.83%
                                                                                           ------------         ------

IT SERVICES
Accenture Ltd. Class A (a)                                                   42,350        $  1,145,567           0.83%
CheckFree Corp. (a)                                                          65,000        $  1,798,549           1.30%
First Data Corp.                                                             35,600        $  1,548,600           1.12%
                                                                                           ------------         ------
TOTAL IT SERVICES                                                                          $  4,492,716           3.25%
                                                                                           ------------         ------

MEDIA
Comcast Corp. (a)                                                            58,250        $  1,626,340           1.18%
EchoStar Communications Corp. (a)                                            51,700        $  1,608,904           1.16%
Gannett Co., Inc.                                                            26,150        $  2,190,324           1.59%
Time Warner, Inc. (a)                                                       160,100        $  2,584,014           1.87%
Viacom, Inc. Class B                                                         56,050        $  1,881,038           1.36%
Walt Disney Co. (The)                                                       118,650        $  2,675,557           1.94%
                                                                                           ------------         ------
TOTAL MEDIA                                                                                $ 12,566,177           9.10%
                                                                                           ------------         ------

MULTILINE RETAIL
Family Dollar Stores, Inc.                                                   53,300        $  1,444,430           1.05%
                                                                                           ------------         ------
TOTAL MULTILINE RETAIL                                                                     $  1,444,430           1.05%
                                                                                           ------------         ------

PHARMACEUTICALS
Abbott Laboratories                                                          58,200        $  2,465,352           1.78%
Allergan, Inc.                                                               23,150        $  1,679,533           1.22%
Johnson & Johnson                                                            52,950        $  2,982,673           2.16%
Pfizer, Inc.                                                                176,500        $  5,400,900           3.91%
Wyeth                                                                        49,500        $  1,851,300           1.34%
                                                                                           ------------         ------
TOTAL PHARMACEUTICALS                                                                      $ 14,379,758          10.41%
                                                                                           ------------         ------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Altera Corp. (a)                                                             99,400        $  1,945,258           1.41%
Applied Materials, Inc. (a)                                                 188,000        $  3,100,122           2.24%
Broadcom Corp. (a)                                                           79,150        $  2,160,004           1.56%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT          MARKET VALUE      % NET ASSETS
Entegris, Inc. (a)                                                          202,650        $  1,690,101           1.22%
Fairchild Semiconductor International, Inc. (a)                             205,400        $  2,910,518           2.11%
Intel Corp.                                                                 219,950        $  4,412,197           3.19%
Maxim Integrated Products, Inc.                                              57,550        $  2,433,790           1.76%
Texas Instruments, Inc.                                                     126,650        $  2,695,112           1.95%
Ultra Clean Holdings, Inc. (a)                                              168,650        $    721,822           0.52%
                                                                                           ------------         ------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                             $ 22,068,924          15.96%
                                                                                           ------------         ------

SOFTWARE
Microsoft Corp.                                                             155,850        $  4,309,251           3.12%
Siebel Systems, Inc. (a)                                                    179,850        $  1,356,069           0.98%
                                                                                           ------------         ------
TOTAL SOFTWARE                                                                             $  5,665,320           4.10%
                                                                                           ------------         ------

SPECIALTY RETAIL
Home Depot, Inc. (The)                                                       53,000        $  2,077,600           1.50%
                                                                                           ------------         ------
TOTAL SPECIALTY RETAIL                                                                     $  2,077,600           1.50%
                                                                                           ------------         ------

THRIFTS & MORTGAGE FINANCE
Federal National Mortgage Association                                         6,500        $    412,100           0.30%
                                                                                           ------------         ------
TOTAL THRIFTS & MORTGAGE FINANCE                                                           $    412,100           0.30%
                                                                                           ------------         ------
TOTAL COMMON STOCK                                                                         $135,155,531         97.80%
                                                                                           ------------         ------
TOTAL INVESTMENTS
  (COST $142,586,183)(c)                                                                   $135,155,531 (d)      97.80%
                                                                                           ------------         ------
Cash and Other Assets Less Liabilities                                                     $  3,023,903           2.20%
                                                                                           ------------         ------
NET ASSETS                                                                                 $138,179,434         100.00%
                                                                                           ============         ======

(a) Non-Income producing security.

(b) ADR-American Depositary Receipt.

(c) The cost for federal income tax purposes is $147,387,993.

(d) At September 30, 2004 net unrealized depreciation was $12,232,462, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $ 5,508,581 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $ 17,741,043.

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT          MARKET VALUE     % NET ASSETS
MAINSTAY VP GOVERNMENT PORTFOLIO
CORPORATE ASSET-BACKED
CONSUMER FINANCE
Harley-Davidson Motorcycle Trust Series 2002-1 Class A2                           $   3,246,983       $  3,314,604           1.01%
  4.50%, due 1/15/10
Volkswagen Auto Loan Enhanced Trust Series 2003-2 Class A3                        $   3,530,000       $  3,516,992           1.08%
  2.27%, due 10/22/07
                                                                                                      ------------         ------
TOTAL CONSUMER FINANCE                                                                                $  6,831,596           2.09%
                                                                                                      ------------         ------

CONSUMER LOANS
Atlantic City Electric Transition Funding LLC Series 2002-1 Class                 $   1,650,000       $  1,739,780           0.53%
  5.55%, due 10/20/23
                                                                                                      ------------         ------
TOTAL CONSUMER LOANS                                                                                  $  1,739,780           0.53%
                                                                                                      ------------         ------

DIVERSIFIED FINANCIAL SERVICES
Capital One Master Trust Series 2001-5 Class A                                    $   1,350,000       $  1,408,144           0.43%
  5.30%, due 6/15/09
Massachusetts RRB Special Purpose Trust Series 2001-1 Class A1                    $   2,622,612       $  2,891,313           0.88%
  6.53%, due 6/1/13
                                                                                                      ------------         ------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                  $  4,299,457           1.31%
                                                                                                      ------------         ------

MULTI-UTILITIES & UNREGULATED POWER
Public Service of New Hampshire Funding LLC Series 2002-1 Class                   $   1,323,637       $  1,361,487           0.42%
  4.58%, due 2/1/08
                                                                                                      ------------         ------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                             $  1,361,487           0.42%
                                                                                                      ------------         ------

THRIFTS & MORTGAGE FINANCE
Vanderbilt Mortgage Finance Series 1999-B Class 1A4                               $   1,406,227       $  1,440,829           0.44%
  6.545%, due 4/7/18
                                                                                                      ------------         ------
TOTAL THRIFTS & MORTGAGE FINANCE                                                                      $  1,440,829           0.44%
                                                                                                      ------------         ------
TOTAL CORPORATE ASSET-BACKED                                                                          $ 15,673,149           4.79%
                                                                                                      ------------         ------
CORPORATE BONDS
COMMERCIAL BANKS

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT          MARKET VALUE     % NET ASSETS
Wachovia Corp.                                                                    $   1,625,000       $  1,619,470           0.50%
  4.875%, due 2/15/14
                                                                                                      ------------         ------
TOTAL COMMERCIAL BANKS                                                                                $  1,619,470           0.50%
                                                                                                      ------------         ------

CONSUMER FINANCE
Ford Motor Credit Co.                                                             $   1,180,000       $  1,247,600           0.38%
  7.00%, due 10/1/13 (b)
General Motors Acceptance Corp.                                                   $     330,000       $    342,907           0.10%
  6.875%, due 8/28/12
Household Finance Corp.                                                           $     335,000       $    331,679           0.10%
  4.75%, due 7/15/13
                                                                                                      ------------         ------
TOTAL CONSUMER FINANCE                                                                                $  1,922,186           0.58%
                                                                                                      ------------         ------

ELECTRIC UTILITIES
Consumers Energy Co. Series H                                                     $   2,075,000       $  2,139,134           0.65%
  4.80%, due 2/17/09
                                                                                                      ------------         ------
TOTAL ELECTRIC UTILITIES                                                                              $  2,139,134           0.65%
                                                                                                      ------------         ------

MEDIA
AT&T Broadband Corp.                                                              $   1,225,000       $  1,641,913           0.50%
  9.455%, due 11/15/22
TCI Communications, Inc.                                                          $   1,060,000       $  1,321,250           0.40%
  8.75%, due 8/1/15
Tele-Communications, Inc.                                                         $     645,000       $    892,535           0.27%
  10.125%, due 4/15/22
                                                                                                      ------------         ------
TOTAL MEDIA                                                                                           $  3,855,698           1.17%
                                                                                                      ------------         ------

REAL ESTATE
HRPT Properties Trust                                                             $   2,300,000       $  2,426,291           0.74%
  6.40%, due 2/15/15
                                                                                                      ------------         ------
TOTAL REAL ESTATE                                                                                     $  2,426,291           0.74%
                                                                                                      ------------         ------
TOTAL CORPORATE BONDS                                                                                 $ 11,962,779           3.64%
                                                                                                      ------------         ------

FEDERAL & GOVERNMENT AGENCY
GOVERNMENT AGENCIES
Freddie Mac                                                                       $   2,135,000       $  2,145,028           0.66%
  6.00%, due 12/17/18
Hvide Van Ommeren Tankers LLC Series I                                            $   2,477,000       $  2,575,386           0.79%
  7.54%, due 12/14/23 (e)
Hvide Van Ommeren Tankers LLC Series II                                           $   2,466,000       $  2,563,950           0.78%
  7.54%, due 12/14/23 (e)

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT          MARKET VALUE     % NET ASSETS
Overseas Private Investment Corp.                                                 $   1,880,203       $  1,867,813           0.57%
  3.74%, due 4/15/15 (e)
Overseas Private Investment Corp. Series 1996-494-B                               $   2,880,000       $  2,890,375           0.88%
  3.88%, due 8/14/06 (e)
                                                                                                      ------------         ------
TOTAL GOVERNMENT AGENCIES                                                                             $ 12,042,552           3.68%
                                                                                                      ------------         ------
TOTAL FEDERAL & GOVERNMENT AGENCY                                                                     $ 12,042,552           3.68%
                                                                                                      ------------         ------

FHLMC
Federal Home Loan Mortgage Corp.                                                  $   4,795,981       $  4,764,114           1.46%
  5.00%, due 8/1/33
Federal Home Loan Mortgage Corp.                                                  $  15,505,519       $ 15,751,773           4.82%
  5.50%, due 1/1/33 (c)
Federal Home Loan Mortgage Corp.                                                  $   4,100,000       $  4,175,805           1.28%
  5.25%, due 11/5/12
Federal Home Loan Mortgage Corp.                                                  $   2,764,808       $  2,655,905           0.81%
  3.00%, due 8/1/10
Federal Home Loan Mortgage Corp.                                                  $  10,233,465       $ 10,167,891           3.11%
  5.00%, due 6/1/33 (c)
Federal Home Loan Mortgage Corp.                                                  $   7,000,000       $  7,035,777           2.15%
  3.625%, due 9/15/08
                                                                                                      ------------         ------
TOTAL FHLMC                                                                                           $ 44,551,265          13.63%
                                                                                                      ------------         ------

FNMA
Federal National Mortgage Association                                             $   5,980,000       $  5,916,462           1.81%
  5.00%, due 10/14/34 (a)
Federal National Mortgage Association                                             $  12,485,000       $ 12,863,445           3.93%
  6.00%, due 11/15/34 (a)
Federal National Mortgage Association                                             $  11,900,000       $ 12,264,437           3.75%
  5.50%, due 11/18/19 (a)
Federal National Mortgage Association                                             $   7,817,549       $  7,938,195           2.43%
  5.50%, due 11/1/33 (c)
Federal National Mortgage Association                                             $   8,046,865       $  8,334,806           2.55%
  5.50%, due 11/1/17
Federal National Mortgage Association                                             $   6,165,000       $  6,245,916           1.91%
  5.50%, due 10/14/34 (a)
Federal National Mortgage Association                                             $   5,900,000       $  6,131,628           1.88%
  5.25%, due 8/1/12

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT          MARKET VALUE     % NET ASSETS
Federal National Mortgage Association                                             $  11,219,279       $ 11,430,143           3.50%
  5.00%, due 11/1/17
Federal National Mortgage Association                                             $  16,424,921       $ 16,415,582           5.02%
  4.50%, due 7/1/18 (c)
Federal National Mortgage Association                                             $  11,463,843       $ 11,457,324           3.50%
  4.50%, due 11/1/18 (c)
Federal National Mortgage Association                                             $   3,725,000       $  3,610,620           1.10%
  4.375%, due 7/17/13
Federal National Mortgage Association                                             $   5,236,179       $  5,247,251           1.60%
  3.347%, due 4/1/34
Federal National Mortgage Association                                             $   1,250,000       $  1,245,771           0.38%
  2.80%, due 3/1/19
Federal National Mortgage Association                                             $   7,965,000       $  8,236,304           2.52%
  6.00%, due 10/14/34 (a)
Federal National Mortgage Association                                             $   6,560,000       $  6,915,526           2.11%
  5.25%, due 4/15/07
Federal National Mortgage Association                                             $   1,305,243       $  1,385,010           0.42%
  7.00%, due 7/1/31
Federal National Mortgage Association                                             $   7,035,000       $  7,344,520           2.25%
  5.50%, due 5/2/06
Federal National Mortgage Association                                             $   1,503,122       $  1,611,054           0.49%
  7.50%, due 8/1/31
Federal National Mortgage Association                                             $   1,495,311       $  1,607,040           0.49%
  7.50%, due 4/1/31
Federal National Mortgage Association                                             $     525,766       $    563,680           0.17%
  7.50%, due 1/1/30
Federal National Mortgage Association                                             $   2,332,388       $  2,474,245           0.76%
  7.00%, due 11/1/32
Federal National Mortgage Association                                             $     963,415       $  1,022,517           0.31%
  7.00%, due 10/1/32
Federal National Mortgage Association                                             $   7,250,000       $  8,167,922           2.50%
  6.625%, due 9/15/09
Federal National Mortgage Association                                             $     837,239       $    878,823           0.27%
  6.50%, due 7/1/32
Federal National Mortgage Association                                             $   1,118,577       $  1,174,112           0.36%
  6.50%, due 10/1/31
Federal National Mortgage Association                                             $   2,340,000       $  2,583,514           0.79%
  6.25%, due 2/1/11
Federal National Mortgage Association                                             $     637,125       $    668,525           0.20%
  6.00%, due 12/1/16
Federal National Mortgage Association                                             $   1,071,481       $  1,148,419           0.35%
  7.50%, due 1/1/31

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT          MARKET VALUE     % NET ASSETS
Federal National Mortgage Association Grantor Trust Series                        $   2,660,000       $  2,661,812           0.81%
2003-T1 Class B
  4.491%, due 11/25/12
                                                                                                      ------------         ------
TOTAL FNMA                                                                                            $157,544,603          48.16%
                                                                                                      ------------         ------

GNMA
Government National Mortgage Association                                          $   1,083,569       $  1,167,471           0.36%
  7.50%, due 2/15/32
Government National Mortgage Association                                          $     525,835       $    556,648           0.17%
  6.50%, due 8/15/28
Government National Mortgage Association                                          $     462,612       $    498,484           0.15%
  7.50%, due 3/15/32
Government National Mortgage Association                                          $     449,852       $    485,647           0.15%
  7.50%, due 12/15/28
Government National Mortgage Association                                          $     419,920       $    444,417           0.14%
  6.50%, due 7/15/28
Government National Mortgage Association                                          $   2,404,051       $  2,497,411           0.76%
  6.00%, due 8/15/32
Government National Mortgage Association                                          $   3,570,116       $  3,707,221           1.13%
  6.00%, due 10/15/32
Government National Mortgage Association                                          $   2,934,377       $  3,099,116           0.95%
  6.50%, due 7/15/32
                                                                                                      ------------         ------
TOTAL GNMA                                                                                            $ 12,456,415           3.81%
                                                                                                      ------------         ------

REVENUE BONDS
Harris County Texas Industrial Development Corp. Solid Waste                      $   1,280,000       $  1,301,312           0.40%
Disposal Revenue Deer Park
  5.683%, due 3/1/23
                                                                                                      ------------         ------
TOTAL REVENUE BONDS                                                                                   $  1,301,312           0.40%
                                                                                                      ------------         ------

U.S. TREASURY BONDS
United States Treasury Bond                                                       $  12,565,000       $ 13,169,201           4.03%
  10.00%, due 5/15/10 (b)

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT          MARKET VALUE     % NET ASSETS
United States Treasury Bond                                                       $   4,250,000       $  4,552,812           1.39%
  5.375%, due 2/15/31 (b)
United States Treasury Bond                                                       $   5,880,000       $  6,866,276           2.10%
  6.25%, due 8/15/23
United States Treasury Bond                                                       $   7,570,000       $  9,503,014           2.91%
  6.875%, due 8/15/25 (b)
United States Treasury Bond                                                       $   4,265,000       $  6,182,416           1.89%
  8.75%, due 8/15/20 (b)
                                                                                                      ------------         ------
TOTAL U.S. TREASURY BONDS                                                                             $ 40,273,719          12.32%
                                                                                                      ------------         ------

U.S. TREASURY NOTES
United States Treasury Note                                                       $   3,415,000       $  4,361,658           1.33%
  3.375%, due 1/15/07 (f)
United States Treasury Note                                                       $   3,355,000       $  3,750,524           1.15%
  6.00%, due 8/15/09 (b)
United States Treasury Note                                                       $   3,450,000       $  3,846,077           1.18%
  5.75%, due 8/15/10 (b)
United States Treasury Note                                                       $  12,980,000       $ 13,480,950           4.12%
  5.75%, due 11/15/05 (b)
United States Treasury Note                                                       $   1,685,000       $  1,706,721           0.52%
  4.25%, due 11/15/13
United States Treasury Note                                                       $   2,065,000       $  2,066,210           0.63%
  3.00%, due 2/15/08 (b)
United States Treasury Note                                                       $     330,000       $    341,408           0.10%
  4.625%, due 5/15/06
                                                                                                      ------------         ------
TOTAL U.S. TREASURY NOTES                                                                             $ 29,553,548           9.03%
                                                                                                      ------------         ------

COMMERCIAL PAPER
Liquid Funding                                                                    $  12,255,000       $ 12,211,154           3.73%
  1.43% due 12/10/04 (d)
                                                                                                      ------------         ------
TOTAL COMMERCIAL PAPER                                                                                $ 12,211,154           3.73%
                                                                                                      ------------         ------

GOVERNMENT AGENCIES
Federal Home Loan Bank                                                            $   8,760,000       $  8,760,000           2.68%
  1.50% due 10/1/04
Federal National Mortgage Association                                             $   6,570,000       $  6,562,443           2.01%
  1.59% due 10/27/04
Federal National Mortgage Association                                             $   1,935,000       $  1,934,548           0.59%
  1.68% due 10/6/04
Federal National Mortgage Association                                             $   6,025,000       $  6,021,869           1.84%
  1.70% due 10/12/04

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT          MARKET VALUE     % NET ASSETS
Federal National Mortgage Association                                             $  14,625,000       $ 14,625,000           4.47%
  1.72% due 10/1/04
Federal National Mortgage Association                                             $   5,400,000       $  5,395,041           1.65%
  1.74% due 10/20/04
Freddie Mac Discount Note                                                         $   1,005,000       $  1,004,467           0.31%
  1.735% due 10/12/04
                                                                                                      ------------         ------
TOTAL GOVERNMENT AGENCIES                                                                             $ 44,303,368          13.55%
                                                                                                      ------------         ------

                                                                                      SHARES
INVESTMENT COMPANY
AIM Institutional Fund Group                                                            338,926       $    338,926           0.10%
                                                                                                      ------------         ------
  1.69%, due107/1/04 (d)

Total Investment Company                                                                              $    338,926           0.10%
                                                                                                      ------------         ------

                                                                                    PRINCIPAL
                                                                                     AMOUNT
MASTER NOTE
Bank of America LLC                                                               $   3,723,000       $  3,723,000           1.14%
                                                                                                      ------------         ------
  1.98%, due 10/1/04 (d)

Total Master Note                                                                                     $  3,723,000           1.14%
                                                                                                      ------------         ------

REPURCHASE AGREEMENTS

Credit Suisse First Boston Corp.
  1.93%, dated 9/30/04
   due 10/1/04
   Proceeds at Maturity
   $12,900,692 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
    $12,265,422 and a Market Value
    of $13,155,033)                                                               $  12,900,000       $ 12,900,000           3.95%
                                                                                                      ------------         ------

Dresdner Kleinwort Wassertein
  1.95%, dated 9/30/04
   due 10/1/04
   Proceeds at Maturity
   $9,000,488 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
    $9,466,920 and a Market Value
    of $9,450,566)                                                                $   9,000,000       $  9,000,000           2.75%
                                                                                                      ------------         ------
Lehman Brothers Inc.
  1.93%, dated 9/30/04
   due 10/1/04
   Proceeds at Maturity
   $2,100,113 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
    $2,546,272 and a Market Value
    of $2,174,230)                                                                $   2,100,000       $  2,100,000           0.64%
                                                                                                      ------------         ------
Merrill Lynch Government Securities, Inc.
  1.96%, dated 9/30/04
   due 10/1/04
   Proceeds at Maturity
   $3,339,182 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
    $3,660,489 and a Market Value
    of $3,519,230 )                                                               $   3,339,000       $  3,339,000           1.02%
                                                                                                      ------------         ------

Morgan Stanley & Co.,Inc
  1.93%, dated 9/30/04
   due 10/1/04
   Proceeds at Maturity
   $8,977,481(d) (Collateralized by Various Bonds
   with a Principal Amount of
   $13,377,501 and a Market Value
    of $9,531,805)                                                                $   8,977,000       $  8,977,000           2.75%
                                                                                                      ------------         ------

Total Repurchase Agreements                                                                           $ 36,316,000          11.11%
                                                                                                      ------------         ------

Total Short-Term Investments                                                                          $ 40,377,926          12.35%
                                                                                                      ------------         ------

TOTAL INVESTMENTS
   (Cost $419,071,697) (g)                                                                            $422,251,790 (h)     129.14%
Liabilities in Excess of
    Cash and Other Assets                                                                             $(95,267,575)        -29.14%
                                                                                                      ------------         ------
NET ASSETS                                                                                            $326,984,215         100.00%
                                                                                                      ============         ======

------------------------
(a) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and the maturity will be determined upon settlement.

(b) Represents securities out on loan or a portion of which is out on loan. (See Note 2).

(c)   Segregated as collateral for TBA.

(d) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(e)   United States Government Guaranteed Security.

(f) Treasury Inflation Indexed Security-Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(g)   The cost for federal income tax purpose is $419,438,702.

(h) At September 30, 2004 net unrealized depreciation was $2,813,088 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,901,032 and aggregate unrealized depreciation for all investments on which there was an excess of cost over market value of $1,087,944.

PORTFOLIO HOLDINGS
As of September 30, 2004 (unaudited)

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO
COMMON STOCK
AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The) (a) (g)                                                  424,400   $    4,558,056         0.35%
                                                                                                    --------------      -------
TOTAL AUTO COMPONENTS                                                                               $    4,558,056         0.35%
                                                                                                    --------------      -------

CHEMICALS
General Chemical Industrial Products, Inc. (d) (h) (i)                                        373   $       51,623         0.00% (b)
                                                                                                    --------------      -------
TOTAL CHEMICALS                                                                                     $       51,623         0.00% (b)
                                                                                                    --------------      -------

CONTAINERS & PACKAGING
Owens-Illinois, Inc. (a)                                                                  130,500   $    2,088,000         0.16%
                                                                                                    --------------      -------
TOTAL CONTAINERS & PACKAGING                                                                        $    2,088,000         0.16%
                                                                                                    --------------      -------

DIVERSIFIED TELECOMMUNICATION SERVICES
ICO Global Communications Holdings Ltd. (a) (d)                                           728,403   $      160,249         0.01%
                                                                                                    --------------      -------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                        $      160,249         0.01%
                                                                                                    --------------      -------

HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (h)                                                                       486,384   $    1,332,692         0.10%
Skilled Healthcare Group, Inc. (d) (h) (i)                                                  1,691   $           17         0.00% (b)
                                                                                                    --------------      -------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                              $    1,332,709         0.10%
                                                                                                    --------------      -------

INTERNET SOFTWARE & SERVICES
Globix Corp. (a) (d) (h) (i)                                                              236,469   $      560,431         0.04%
Remote Dynamics, Inc.                                                                      72,541   $       71,816         0.01%
                                                                                                    --------------      -------
TOTAL INTERNET SOFTWARE & SERVICES                                                                  $      632,247         0.05%
                                                                                                    --------------      -------

MACHINERY
Joy Global, Inc.                                                                           14,265   $      490,431         0.04%
Morris Material Handling, Inc. (a) (d) (h) (i)                                              9,371   $       49,666         0.00% (b)
Thermadyne Holdings Corp. (a) (d)                                                         272,057   $    2,989,906         0.23%
                                                                                                    --------------      -------
TOTAL MACHINERY                                                                                     $    3,530,003         0.27%
                                                                                                    --------------      -------

MEDIA

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Comcast Corp. Class A (a)                                                                 143,500   $    4,052,440         0.31%
UnitedGlobalCom, Inc. (a)                                                               1,633,609   $   12,203,060         0.94%
                                                                                                    --------------      -------
TOTAL MEDIA                                                                                         $   16,255,500         1.25%
                                                                                                    --------------      -------

METALS & MINING
ACP Holding Co. (a) (c) (d)                                                               739,787   $      998,712         0.08%
                                                                                                    --------------      -------
TOTAL METALS & MINING                                                                               $      998,712         0.08%
                                                                                                    --------------      -------

PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                                                                286,870   $    1,810,149         0.14%
                                                                                                    --------------      -------
TOTAL PAPER & FOREST PRODUCTS                                                                       $    1,810,149         0.14%
                                                                                                    --------------      -------

TOBACCO
North Atlantic Trading Co., Inc.  (a) (d) (h) (i)                                           2,418   $      145,152         0.01%
                                                                                                    --------------      -------
TOTAL TOBACCO                                                                                       $      145,152         0.01%
                                                                                                    --------------      -------

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc.  (a) (d) (h) (i)                                                367,043   $      458,804         0.04%
US Unwired, Inc. (a)                                                                      727,190   $    1,948,870         0.15%
                                                                                                    --------------      -------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                           $    2,407,674         0.19%
                                                                                                    --------------      -------
TOTAL COMMON STOCK                                                                                  $   33,970,074         2.61%
                                                                                                    --------------      -------

CONVERTIBLE BOND
AIRLINES
Delta Air Lines, Inc.                                                             $     1,900,000   $      567,625         0.04%
  8.00%, due 6/3/23
                                                                                                    --------------      -------
TOTAL AIRLINES                                                                                      $      567,625         0.04%
                                                                                                    --------------      -------

COMMUNICATIONS EQUIPMENT
CIENA Corp.                                                                       $     4,355,000   $    3,734,412         0.29%
  3.75%, due 2/1/08
Nortel Networks Corp.                                                             $     8,975,000   $    8,705,750         0.67%
  4.25%, due 9/1/08 (g)
Riverstone Networks, Inc.                                                         $     3,235,000   $    2,927,675         0.23%
  3.75%, due 12/1/06  (c) (e)
                                                                                                    --------------      -------
TOTAL COMMUNICATIONS EQUIPMENT                                                                      $   15,367,837         1.19%
                                                                                                    --------------      -------

CONSUMER FINANCE
Providian Financial Corp.                                                         $       950,000   $      940,500         0.07%
  3.25%, due 8/15/05

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
                                                                                                    --------------      -------
TOTAL CONSUMER FINANCE                                                                              $      940,500         0.07%
                                                                                                    --------------      -------

DIVERSIFIED TELECOMMUNICATION SERVICES
At Home Corp.                                                                     $     1,967,498   $      147,562         0.01%
  0.525%, due 12/28/18 (d) (e)
At Home Corp.                                                                     $     9,032,054   $    1,219,327         0.09%
  4.75%, due 12/15/06 (e)
                                                                                                    --------------      -------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                        $    1,366,889         0.10%
                                                                                                    --------------      -------

HEALTH CARE PROVIDERS & SERVICES
Laboratory Corp. of America Holdings                                              $     7,640,000   $    5,672,700         0.44%
  0.00%, due 9/11/21
Lincare Holdings, Inc.                                                            $     4,525,000   $    4,451,469         0.34%
  3.00%, due 6/15/33
                                                                                                    --------------      -------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                              $   10,124,169         0.78%
                                                                                                    --------------      -------

INSURANCE
Loews Corp.                                                                       $       810,000   $      792,787         0.06%
  3.125%, due 9/15/07
                                                                                                    --------------      -------
TOTAL INSURANCE                                                                                     $      792,787         0.06%
                                                                                                    --------------      -------

IT SERVICES
Electronic Data Systems Corp.                                                     $     1,450,000   $    1,451,813         0.11%
  3.875%, due 7/15/23 (g)
                                                                                                    --------------      -------
TOTAL IT SERVICES                                                                                   $    1,451,813         0.11%
                                                                                                    --------------      -------

MEDIA
Adelphia Communications Corp.                                                     $     1,760,000   $      484,000         0.04%
  6.00%, due 2/15/06 (e)
                                                                                                    --------------      -------
TOTAL MEDIA                                                                                         $      484,000         0.04%
                                                                                                    --------------      -------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
LSI Logic Corp.                                                                   $    10,355,000   $   10,225,563         0.79%
  4.00%, due 11/1/06
                                                                                                    --------------      -------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                      $   10,225,563         0.79%
                                                                                                    --------------      -------
TOTAL CONVERTIBLE BOND                                                                              $   41,321,183         3.18%
                                                                                                    --------------      -------

CONVERTIBLE PREFERRED STOCK
DIVERSIFIED FINANCIAL SERVICES
Pacific & Atlantic (Holdings), Inc. (d) (h) (i)                                            14,496   $          145         0.00% (b)

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
                                                                                                    --------------      -------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                $          145         0.00% (b)
                                                                                                    --------------      -------

HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (c) (d) (h) (j)                                                           234,600   $    5,630,400         0.43%
                                                                                                    --------------      -------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                              $    5,630,400         0.43%
                                                                                                    --------------      -------

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. (a) (d) (h) (i)                                                  39,998   $      449,978         0.03%
                                                                                                    --------------      -------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                           $      449,978         0.03%
                                                                                                    --------------      -------
TOTAL CONVERTIBLE PREFERRED STOCK                                                                   $    6,080,523         0.46%
                                                                                                    --------------      -------

CORPORATE BONDS
AEROSPACE & DEFENSE
BE Aerospace, Inc.                                                                $       470,000   $      512,300         0.04%
  8.50%, due 10/1/10
BE Aerospace, Inc. Series B                                                       $     1,360,000   $    1,343,000         0.10%
  8.00%, due 3/1/08
BE Aerospace, Inc. Series B                                                       $     2,685,000   $    2,718,563         0.21%
  8.875%, due 5/1/11 (g)
K & F Industries, Inc. Series B                                                   $     3,310,000   $    3,682,375         0.28%
  9.625%, due 12/15/10
Sequa Corp.                                                                       $     1,700,000   $    1,870,000         0.14%
  9.00%, due 8/1/09
Sequa Corp. Series B                                                              $     2,275,000   $    2,468,375         0.19%
  8.875%, due 4/1/08
                                                                                                    --------------      -------
TOTAL AEROSPACE & DEFENSE                                                                           $   12,594,613         0.96%
                                                                                                    --------------      -------

AIRLINES
Continental Airlines, Inc. Series RJ03                                            $     6,451,815   $    6,075,997         0.47%
  7.875%, due 7/2/18
Delta Air Lines, Inc.                                                             $     1,000,000   $      240,000         0.02%
  9.25%, due 3/15/22
Delta Air Lines, Inc.                                                             $    10,135,000   $    2,381,725         0.18%
  8.30%, due 12/15/29
Delta Air Lines, Inc.                                                             $       125,000   $       30,625         0.00% (b)
  9.75%, due 5/15/21
Delta Air Lines, Inc.                                                             $     2,220,000   $      543,900         0.04%
  10.375%, due 12/15/22
Delta Air Lines, Inc.                                                             $     2,070,000   $      621,000         0.05%
  10.00%, due 8/15/08 (g)
Delta Air Lines, Inc.                                                             $     4,335,000   $    1,213,800         0.09%
  10.375%, due 2/1/11

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Delta Air Lines, Inc. Series A                                                    $     2,270,000   $      737,750         0.06%
  9.25%, due 12/27/07 (d)
Northwest Airlines Corp.                                                          $     5,850,000   $    4,036,500         0.31%
  10.00%, due 2/1/09 (g)
Northwest Airlines, Inc.                                                          $     1,200,000   $    1,008,000         0.08%
  8.875%, due 6/1/06
Northwest Airlines, Inc.                                                          $     5,440,000   $    4,107,200         0.32%
  9.875%, due 3/15/07 (g)
Northwest Airlines, Inc. Series 1996-1                                            $     1,131,166   $      713,110         0.05%
  8.97%, due 1/2/15
                                                                                                    --------------      -------
TOTAL AIRLINES                                                                                      $   21,709,607         1.67%
                                                                                                    --------------      -------

AUTO COMPONENTS
ArvinMeritor, Inc.                                                                $     2,060,000   $    2,281,450         0.18%
  8.75%, due 3/1/12
Collins & Aikman Products                                                         $     6,125,000   $    5,650,313         0.43%
  12.875%, due 8/24/12
Dana Corp.                                                                        $     2,010,000   $    2,020,050         0.16%
  7.00%, due 3/1/29
Dana Corp.                                                                        $     2,260,000   $    2,728,950         0.21%
  9.00%, due 8/15/11 (g)
Goodyear Tire & Rubber Co. (The)                                                  $    10,945,000   $   12,367,850         0.95%
  11.00%, due 3/1/11 (c) (h)
Goodyear Tire & Rubber Co. (The)                                                  $     1,032,000   $      995,880         0.08%
  6.375%, due 3/15/08
Goodyear Tire & Rubber Co. (The)                                                  $     2,150,000   $    2,236,000         0.17%
  6.625%, due 12/1/06
Goodyear Tire & Rubber Co. (The)                                                  $     1,380,000   $    1,421,400         0.11%
  8.50%, due 3/15/07 (g)
Tenneco Automotive, Inc. Series B                                                 $     2,070,000   $    2,359,800         0.18%
  10.25%, due 7/15/13
Visteon Corp.                                                                     $     3,850,000   $    3,657,500         0.28%
  7.00%, due 3/10/14
                                                                                                    --------------      -------
TOTAL AUTO COMPONENTS                                                                               $   35,719,193         2.75%
                                                                                                    --------------      -------

BUILDING PRODUCTS
Dayton Superior Corp.                                                             $     4,545,000   $    4,863,150         0.37%
  10.75%, due 9/15/08
Interline Brands, Inc.                                                            $     3,405,000   $    3,779,550         0.29%
  11.50%, due 5/15/11
MMI Products, Inc. Series B                                                       $     2,790,000   $    2,817,900         0.22%
  11.25%, due 4/15/07
                                                                                                    --------------      -------
TOTAL BUILDING PRODUCTS                                                                             $   11,460,600         0.88%
                                                                                                    --------------      -------

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
CAPITAL MARKETS
LaBranche & Co., Inc.                                                             $     6,300,000   $    6,473,250         0.50%
  11.00%, due 5/15/12 (c)
LaBranche & Co., Inc.                                                             $     2,375,000   $    2,375,000         0.18%
  9.50%, due 5/15/09 (c) (g)
                                                                                                    --------------      -------
TOTAL CAPITAL MARKETS                                                                               $    8,848,250         0.68%
                                                                                                    --------------      -------

CHEMICALS
Crompton Corp.                                                                    $     5,695,000   $    5,979,750         0.46%
  9.875%, due 8/1/12
Equistar Chemicals, L.P.                                                          $     2,400,000   $    2,208,000         0.17%
  7.55%, due 2/15/26
Equistar Chemicals, LP/Equistar Funding Corp.                                     $     1,080,000   $    1,217,700         0.09%
  10.125%, due 9/1/08
Equistar Chemicals, LP/Equistar Funding Corp.                                     $     4,400,000   $    5,016,000         0.39%
  10.625%, due 5/1/11
Lyondell Chemical Co.                                                             $     3,125,000   $    3,609,375         0.28%
  10.50%, due 6/1/13
Lyondell Chemical Co.                                                             $     1,905,000   $    2,078,832         0.16%
  9.50%, due 12/15/08
Lyondell Chemical Co. Series A                                                    $       450,000   $      489,937         0.04%
  9.625%, due 5/1/07
Millennium America, Inc.                                                          $     1,960,000   $    2,033,500         0.16%
  7.00%, due 11/15/06
Millennium America, Inc.                                                          $     3,150,000   $    2,898,000         0.22%
  7.625%, due 11/15/26
Sovereign Specialty Chemicals, Inc.                                               $     2,667,000   $    2,813,685         0.22%
  11.875%, due 3/15/10
Terra Capital, Inc.                                                               $     6,855,000   $    8,500,200         0.65%
  12.875%, due 10/15/08
                                                                                                    --------------      -------
TOTAL CHEMICALS                                                                                     $   36,844,979         2.84%
                                                                                                    --------------      -------

COMMERCIAL BANKS
UGS Corp.                                                                         $     2,945,000   $    3,210,050         0.25%
  10.00%, due 6/1/12 (c)
                                                                                                    --------------      -------
TOTAL COMMERCIAL BANKS                                                                              $    3,210,050        0.25%
                                                                                                    --------------      -------

COMMERCIAL SERVICES & SUPPLIES
American Color Graphics, Inc.                                                     $     2,905,000   $    2,236,850         0.17%
  10.00%, due 6/15/10
El Comandante Capital Corp.                                                       $       891,000   $      507,870         0.04%
  11.75%, due 12/15/04 (d) (e)

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Geo Sub Corp.                                                                     $     5,630,000   $    5,320,350         0.41%
  11.00%, due 5/15/12 (c)
Language Line, Inc.                                                               $     5,305,000   $    5,437,625         0.42%
  11.125%, due 6/15/12 (c)
MemberWorks, Inc.                                                                 $     6,090,000   $    5,983,425         0.46%
  9.25%, due 4/1/14 (c)
Phoenix Color Corp.                                                               $     3,065,000   $    2,942,400         0.23%
  10.375%, due 2/1/09
Protection One Alarm Monitoring, Inc.                                             $     7,970,000   $    7,900,262         0.61%
  7.375%, due 8/15/05 (e)
Protection One Alarm Monitoring, Inc. Series B                                    $     3,855,000   $    3,411,675         0.26%
  8.125%, due 1/15/09
                                                                                                    --------------      -------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                $   33,740,457         2.60%
                                                                                                    --------------      -------

COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc.                                                         $     6,635,000   $    7,033,100         0.54%
  7.25%, due 7/15/06 (g)
Lucent Technologies, Inc.                                                         $     2,840,000   $    2,840,000         0.22%
  5.50%, due 11/15/08 (g)
Lucent Technologies, Inc.                                                         $     7,190,000   $    5,823,900         0.45%
  6.45%, due 3/15/29
                                                                                                    --------------      -------
TOTAL COMMUNICATIONS EQUIPMENT                                                                      $   15,697,000         1.21%
                                                                                                    --------------      -------

CONSTRUCTION & ENGINEERING
Amsted Industries, Inc.                                                           $     5,800,000   $    6,380,000         0.49%
  10.25%, due 10/15/11 (c)
J. Ray McDermott, S.A                                                             $     5,085,000   $    5,529,937         0.43%
  11.00%, due 12/15/13 (c)
Shaw Group, Inc. (The)                                                            $     5,675,000   $    5,958,750         0.46%
  10.75%, due 3/15/10 (g)
URS Corp.                                                                         $     2,927,000   $    3,366,050         0.26%
  11.50%, due 9/15/09
URS Corp. Series B                                                                $        99,000   $      105,435         0.01%
  12.25%, due 5/1/09
                                                                                                    --------------      -------
TOTAL CONSTRUCTION & ENGINEERING                                                                    $   21,340,172         1.65%
                                                                                                    --------------      -------

CONTAINERS & PACKAGING
Consolidated Container Co. LLC                                                    $     5,900,000   $    4,749,500         0.37%
  0.00%, due 6/15/09 --- 10.75%, beginning 6/15/07 (c) (g)
Owens-Brockway Glass Container, Inc.                                              $     2,060,000   $    2,193,900         0.17%
  7.75%, due 5/15/11
Owens-Brockway Glass Container, Inc.                                              $     1,200,000   $    1,278,000         0.10%
  8.25%, due 5/15/13

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Owens-Brockway Glass Container, Inc.                                              $     5,715,000   $    6,215,062         0.48%
  8.875%, due 2/15/09
Owens-Illinois, Inc.                                                              $     7,300,000   $    7,665,000         0.59%
  8.10%, due 5/15/07
Owens-Illinois, Inc.                                                              $     2,265,000   $    2,197,050         0.17%
  7.80%, due 5/15/18
Tekni-Plex, Inc.                                                                  $     1,825,000   $    1,733,750         0.13%
  8.75%, due 11/15/13 (c)
                                                                                                    --------------      -------
TOTAL CONTAINERS & PACKAGING                                                                        $   26,032,262         2.01%
                                                                                                    --------------      -------

DIVERSIFIED FINANCIAL SERVICES
Caithness Coso Funding Corp. Series B                                             $     4,666,411   $    5,133,052         0.39%
  9.05%, due 12/15/09
Dollar Financial Group, Inc.                                                      $     1,930,000   $    2,045,800         0.16%
  9.75%, due 11/15/11
ESI Tractebel Acquisition Corp. Series B                                          $     2,544,000   $    2,626,680         0.20%
  7.99%, due 12/30/11
IPC Acquisition Corp.                                                             $     5,830,000   $    6,413,000         0.49%
  11.50%, due 12/15/09
National Beef Packing Co. LLC/NB Finance Corp. Series REGS                        $     3,705,000   $    3,797,625         0.29%
  10.50%, due 8/1/11
Pharma Services Intermediate Holding Corp.                                        $     8,285,000   $    5,219,550         0.40%
  0.00%, due 4/1/14 (c)
Rainbow National Services LLC                                                     $    10,280,000   $   10,768,300         0.83%
  10.375%, due 9/1/14
Rainbow National Services LLC                                                     $     2,940,000   $    3,050,250         0.23%
  8.75%, due 9/1/12
UCAR Finance, Inc.                                                                $     4,185,000   $    4,791,825         0.37%
  10.25%, due 2/15/12
                                                                                                    --------------      -------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                $   43,846,082         3.36%
                                                                                                    --------------      -------

DIVERSIFIED TELECOMMUNICATION SERVICES
Mountain States Telephone & Telegraph Co.                                         $     2,485,000   $    2,143,312         0.16%
  7.375%, due 5/1/30 (d)
Qwest Capital Funding, Inc.                                                       $     1,565,000   $    1,570,868         0.12%
  7.75%, due 8/15/06
Qwest Communications International, Inc.                                          $     2,505,000   $    2,373,488         0.18%
  7.25%, due 2/15/11 (c) (g)
Qwest Communications International, Inc.                                          $     2,130,000   $    1,954,275         0.15%
  7.50%, due 2/15/14 (c) (g)
Qwest Communications International, Inc. Series B                                 $     1,970,000   $    1,763,150         0.14%
  7.50%, due 11/1/08
Qwest Corp.                                                                       $       300,000   $      294,000         0.02%
  5.625%, due 11/15/08

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Qwest Corp.                                                                       $       920,000   $      828,000         0.06%
  7.25%, due 9/15/25
Qwest Corp.                                                                       $     2,115,000   $    2,088,562         0.16%
  8.875%, due 6/1/31
Qwest Corp.                                                                       $     4,820,000   $    5,302,000         0.41%
  9.125%, due 3/15/12
Qwest Services Corp.                                                              $     2,951,000   $    3,570,710         0.27%
  14.00%, due 12/15/14 (c)
Qwest Services Corp.                                                              $     3,346,000   $    3,806,075         0.29%
  13.50%, due 12/15/07 --- 13.50%, beginning 12/15/04
Qwest Services Corp.                                                              $     7,417,000   $    8,659,348         0.67%
  14.00%, due 12/15/10 --- 14.00%, beginning 12/15/04 (c)
TSI Telecommunication Services, Inc. Series B                                     $     5,440,000   $    6,092,800         0.47%
  12.75%, due 2/1/09
                                                                                                    --------------      -------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                        $   40,446,588         3.10%
                                                                                                    --------------      -------

ELECTRIC UTILITIES
Cedar Brakes II LLC                                                               $     9,101,268   $   10,056,901         0.77%
  9.875%, due 9/1/13
Mirant Americas Generation LLC                                                    $     4,515,000   $    3,984,488         0.31%
  7.20%, due 10/1/08 (e)
Mirant Americas Generation LLC                                                    $     1,940,000   $    1,697,500         0.13%
  8.50%, due 10/1/21 (e)
Mirant Americas Generation LLC                                                    $       945,000   $      826,875         0.06%
  9.125%, due 5/1/31 (e)
PG&E Corp.                                                                        $     6,000,000   $    6,495,000         0.50%
  6.875%, due 7/15/08 (c)
                                                                                                    --------------      -------
TOTAL ELECTRIC UTILITIES                                                                            $   23,060,764         1.77%
                                                                                                    --------------      -------

ELECTRICAL EQUIPMENT
Knowles Electronics Holdings, Inc.                                                $     5,510,000   $    5,799,274         0.45%
  13.125%, due 10/15/09
                                                                                                    --------------      -------
TOTAL ELECTRICAL EQUIPMENT                                                                          $    5,799,274         0.45%
                                                                                                    --------------      -------

ELECTRONIC EQUIPMENT & INSTRUMENTS
Sensus Metering Systems, Inc.                                                     $       805,000   $      821,100         0.06%
  8.625%, due 12/15/13 (c)
                                                                                                    --------------      -------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                            $      821,100         0.06%
                                                                                                    --------------      -------

ENERGY EQUIPMENT & SERVICES
El Paso Natural Gas Co.                                                           $       735,000   $      725,812         0.06%
  7.50%, due 11/15/26

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
El Paso Natural Gas Co. Series A                                                  $     3,625,000   $    3,878,750         0.30%
  7.625%, due 8/1/10
Grant Prideco, Inc.                                                               $       365,000   $      407,888         0.03%
  9.00%, due 12/15/09
Grant Prideco, Inc. Series B                                                      $     1,000,000   $    1,127,500         0.09%
  9.625%, due 12/1/07
Lone Star Technologies, Inc. Series B                                             $     4,125,000   $    4,413,750         0.34%
  9.00%, due 6/1/11
Parker Drilling Co.                                                               $     4,400,000   $    4,906,000         0.38%
  9.625%, due 10/1/13
Parker Drilling Co. Series B                                                      $       448,000   $      475,440         0.04%
  10.125%, due 11/15/09 (g)
Pride International, Inc.                                                         $     2,770,000   $    3,074,700         0.24%
  7.375%, due 7/15/14 (c)
Trico Marine Services, Inc.                                                       $     1,175,000   $      517,000         0.04%
  8.875%, due 5/15/12 (e) (g)
                                                                                                    --------------      -------
TOTAL ENERGY EQUIPMENT & SERVICES                                                                   $   19,526,840         1.52%
                                                                                                    --------------      -------

FOOD PRODUCTS
Seminis, Inc.                                                                     $     4,990,000   $    5,563,850         0.43%
  10.25%, due 10/1/13
Swift & Co.                                                                       $     1,785,000   $    1,959,037         0.15%
  10.125%, due 10/1/09 (g)
Swift & Co.                                                                       $     5,150,000   $    5,690,750         0.44%
  12.50%, due 1/1/10
                                                                                                    --------------      -------
TOTAL FOOD PRODUCTS                                                                                 $   13,213,637         1.02%
                                                                                                    --------------      -------

GAS UTILITIES
ANR Pipeline, Inc.                                                                $     4,270,000   $    5,081,300         0.39%
  9.625%, due 11/1/21
Gulfterra Energy Partners, L.P.                                                   $     2,504,000   $    3,142,520         0.24%
  10.625%, due 12/1/12
Southern Natural Gas Co.                                                          $     1,100,000   $    1,086,250         0.08%
  7.35%, due 2/15/31
Transcontinental Gas Pipe Line Corp.                                              $     1,785,000   $    1,860,863         0.14%
  7.25%, due 12/1/26
Transcontinental Gas Pipe Line Corp. Series B                                     $     1,040,000   $    1,146,600         0.09%
  7.00%, due 8/15/11
                                                                                                    --------------      -------
TOTAL GAS UTILITIES                                                                                 $   12,317,533         0.94%
                                                                                                    --------------      -------

HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.                                             $     5,120,000   $    5,708,800         0.44%
  8.125%, due 5/1/12

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
                                                                                                    --------------      -------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                              $    5,708,800         0.44%
                                                                                                    --------------      -------

HEALTH CARE PROVIDERS & SERVICES
AmeriPath, Inc.                                                                   $     5,870,000   $    5,987,400         0.46%
  10.50%, due 4/1/13
Ardent Health Services, Inc.                                                      $       655,000   $      661,550         0.05%
  10.00%, due 8/15/13
Caremark Rx, Inc.                                                                 $     1,960,000   $    2,096,091         0.16%
  7.375%, due 10/1/06
Chemed Corp.                                                                      $     7,440,000   $    7,663,200         0.59%
  8.75%, due 2/24/11 (c)
HCA, Inc.                                                                         $    10,270,000   $    9,924,968         0.76%
  7.50%, due 11/15/95
National Nephrology Associates, Inc.                                              $     1,525,000   $    1,763,282         0.14%
  9.00%, due 11/1/11 (c)
Quintiles Transnational Corp.                                                     $     6,985,000   $    7,404,100         0.57%
  10.00%, due 10/1/13
Vanguard Health Holding Co. II                                                    $     4,485,000   $    4,496,212         0.35%
  9.00%, due 10/1/14
                                                                                                    --------------      -------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                              $   39,996,803         3.08%
                                                                                                    --------------      -------

HOTELS, RESTAURANTS & LEISURE
Caesars Entertainment, Inc.                                                       $     3,000,000   $    3,420,000         0.26%
  8.875%, due 9/15/08
Caesars Entertainment, Inc.                                                       $       875,000   $      975,625         0.07%
  9.375%, due 2/15/07
Gaylord Entertainment Co.                                                         $     1,065,000   $    1,120,912         0.09%
  8.00%, due 11/15/13
ITT Corp.                                                                         $     4,300,000   $    4,687,000         0.36%
  7.375%, due 11/15/15
Jacobs Entertainment, Inc.                                                        $     1,765,000   $    1,994,450         0.15%
  11.875%, due 2/1/09
MGM Mirage, Inc.                                                                  $     2,420,000   $    2,671,075         0.21%
  8.375%, due 2/1/11 (g)
Mirage Resorts, Inc.                                                              $     1,555,000   $    1,652,187         0.13%
  7.25%, due 10/15/06
President Casinos, Inc.                                                           $       895,000   $      447,500         0.03%
  12.00%, due 12/31/05 (c) (d) (e) (i)
President Casinos, Inc.                                                           $     1,752,000   $      665,760         0.05%
  13.00%, due 12/31/05 (d) (e) (i)
Six Flags, Inc.                                                                   $     2,515,000   $    2,351,525         0.18%
  9.625%, due 6/1/14
Six Flags, Inc.                                                                   $     1,640,000   $    1,549,800         0.12%
  9.75%, due 4/15/13

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Trump Atlantic City Associates                                                    $     7,675,000   $    6,619,687         0.51%
  11.25%, due 5/1/06
Venetian Casino Resort LLC                                                        $     5,026,000   $    5,817,596         0.45%
  11.00%, due 6/15/10
                                                                                                    --------------      -------
TOTAL HOTELS, RESTAURANTS & LEISURE                                                                 $   33,973,117         2.61%
                                                                                                    --------------      -------

HOUSEHOLD DURABLES
Fedders North America, Inc.                                                       $     2,270,000   $    1,889,775         0.15%
  9.875%, due 3/1/14 (c)
Foamex L.P.                                                                       $       740,000   $      695,600         0.05%
  10.75%, due 4/1/09
                                                                                                    --------------      -------
TOTAL HOUSEHOLD DURABLES                                                                            $    2,585,375         0.20%
                                                                                                    --------------      -------

INSURANCE
Crum & Forster                                                                    $     4,200,000   $    4,483,500         0.34%
  10.375%, due 6/15/13
Fremont General Corp. Series B                                                    $     4,845,000   $    4,748,100         0.36%
  7.875%, due 3/17/09
Lumbermens Mutual Casualty                                                        $       555,000   $       13,875         0.00% (b)
  8.45%, due 12/1/97 (c) (e)
Lumbermens Mutual Casualty                                                        $    12,235,000   $      305,875         0.02%
  9.15%, due 7/1/26 (c) (e)
Provident Companies, Inc.                                                         $       870,000   $      835,200         0.06%
  7.25%, due 3/15/28
UnumProvident Corp.                                                               $     2,055,000   $    1,880,325         0.14%
  6.75%, due 12/15/28
                                                                                                    --------------      -------
TOTAL INSURANCE                                                                                     $   12,266,875         0.92%
                                                                                                    --------------      -------

INTERNET SOFTWARE & SERVICES
Globix Corp.                                                                      $     1,473,940   $    1,356,025         0.10%
  11.00%, due 5/1/08 (c) (d) (k)
                                                                                                    --------------      -------
TOTAL INTERNET SOFTWARE & SERVICES                                                                  $    1,356,025         0.10%
                                                                                                    --------------      -------

IT SERVICES
Electronic Data Systems Corp.                                                     $     1,040,000   $    1,041,018         0.08%
  7.45%, due 10/15/29
Electronic Data Systems Corp.                                                     $     1,770,000   $    1,901,228         0.15%
  7.125%, due 10/15/09
Electronic Data Systems Corp. Series B                                            $       515,000   $      519,441         0.04%
  6.00%, due 8/1/13
Unisys Corp.                                                                      $       705,000   $      712,931         0.05%
  7.25%, due 1/15/05

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Unisys Corp.                                                                      $     2,525,000   $    2,692,281         0.21%
  8.125%, due 6/1/06
                                                                                                    --------------      -------
TOTAL IT SERVICES                                                                                   $    6,866,899         0.53%
                                                                                                    --------------      -------

MACHINERY
Mark IV Industries, Inc.                                                          $     7,905,000   $    7,470,225         0.57%
  7.50%, due 9/1/07
Mueller Group, Inc.                                                               $     3,385,000   $    3,655,800         0.28%
  10.00%, due 5/1/12 (c)
Thermadyne Holdings Corp.                                                         $     2,555,000   $    2,484,738         0.19%
  9.25%, due 2/1/14
                                                                                                    --------------      -------
TOTAL MACHINERY                                                                                     $   13,610,763         1.04%
                                                                                                    --------------      -------

MEDIA
Adelphia Communications Corp.                                                     $     3,285,000   $    2,956,500         0.23%
  10.25%, due 11/1/06 (e)
Adelphia Communications Corp.                                                     $     6,425,000   $    6,055,562         0.47%
  10.25%, due 6/15/11 (e)
Adelphia Communications Corp.                                                     $     2,265,000   $    2,083,800         0.16%
  9.375%, due 11/15/09 (e)
Adelphia Communications Corp. Series B                                            $       390,000   $      343,200         0.03%
  9.25%, due 10/1/04 (e)
Dex Media East LLC                                                                $       625,000   $      778,125         0.06%
  12.125%, due 11/15/12
FrontierVision Holdings, L.P.                                                     $     2,750,000   $    3,444,375         0.26%
  11.875%, due 9/15/07 (e)
FrontierVision Holdings, L.P. Series B                                            $     1,650,000   $    2,066,625         0.16%
  11.875%, due 9/15/07 (e)
FrontierVision Operating Partners L.P.                                            $     5,475,000   $    6,816,375         0.52%
  11.00%, due 10/15/06 (e)
Hollinger Participation Trust                                                     $     4,266,033   $    4,873,943         0.37%
  12.125%, due 11/15/10 (c) (k)
LCE Aquisition Corp.                                                              $     3,710,000   $    3,830,575         0.29%
  9.00%, due 8/1/14
Medianews Group, Inc.                                                             $     1,615,000   $    1,667,488         0.13%
  6.875%, due 10/1/13
Morris Publishing Group LLC                                                       $     4,820,000   $    4,850,125         0.37%
  7.00%, due 8/1/13
PanAmSat Corp.                                                                    $     3,875,000   $    4,030,000         0.31%
  9.00%, due 8/15/14
Paxson Communications Corp.                                                       $     7,185,000   $    6,161,137         0.47%
  0.00%, due 1/15/09 --- 12.25%, beginning 1/15/06
Radio One, Inc. Series B                                                          $     2,675,000   $    2,949,187         0.23%
  8.875%, due 7/1/11

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Spanish Broadcasting System, Inc.                                                 $     2,315,000   $    2,430,750         0.19%
  9.625%, due 11/1/09
United Artists Theatres Circuit, Inc. Series 1995-A                               $     1,231,112   $    1,255,735         0.10%
  9.30%, due 7/1/15 (d)
Vertis, Inc.                                                                      $     3,880,000   $    4,171,000         0.32%
  9.75%, due 4/1/09
WMG Aquistion Corp.                                                               $     2,240,000   $    2,318,400         0.18%
  7.375%, due 4/15/14
Young Broadcasting, Inc.                                                          $       780,000   $      828,750         0.06%
  8.50%, due 12/15/08
Ziff Davis Media, Inc. Series B                                                   $     2,582,239   $    2,504,772         0.19%
  13.00%, due 8/12/09 --- 12.00%, beginning 8/12/06
                                                                                                    --------------      -------
TOTAL MEDIA                                                                                         $   66,416,424         5.10%
                                                                                                    --------------      -------

METALS & MINING
AK Steel Corp.                                                                    $     1,885,000   $    1,842,588         0.14%
  7.75%, due 6/15/12 (g)
Allegheny Ludlum Corp.                                                            $     4,420,000   $    4,199,000         0.32%
  6.95%, due 12/15/25
Allegheny Technologies, Inc.                                                      $     1,390,000   $    1,480,350         0.11%
  8.375%, due 12/15/11
Commonwealth Industries, Inc.                                                     $     5,175,000   $    5,187,937         0.40%
  10.75%, due 10/1/06
United States Steel LLC                                                           $       645,000   $      738,525         0.06%
  9.75%, due 5/15/10
United States Steel LLC                                                           $     2,590,000   $    3,056,200         0.23%
  10.75%, due 8/1/08
                                                                                                    --------------      -------
TOTAL METALS & MINING                                                                               $   16,504,600         1.26%
                                                                                                    --------------      -------

MULTILINE RETAIL
Kmart Corp. Series 1995 Class K3                                                  $       591,306   $      192,174         0.01%
  8.54%, due 1/2/15 (e)
                                                                                                    --------------      -------
TOTAL MULTILINE RETAIL                                                                              $      192,174         0.01%
                                                                                                    --------------      -------

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The)                                                                   $     4,410,000   $    4,553,325         0.35%
  7.75%, due 3/1/14
AES Corp. (The)                                                                   $     7,025,000   $    7,920,686         0.61%
  9.00%, due 5/15/15 (c)
AES Corp. (The)                                                                   $     2,181,123   $    2,213,840         0.17%
  10.00%, due 12/12/05 (c)
AES Eastern Energy LP Series 1999 Class A                                         $     8,173,985   $    9,195,733         0.71%
  9.00%, due 1/2/17 (f)

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Calpine Corp.                                                                     $       175,000   $      161,875         0.01%
  7.625%, due 4/15/06
Calpine Corp.                                                                     $     1,790,000   $    1,145,600         0.09%
  7.75%, due 4/15/09 (g)
Calpine Corp.                                                                     $    13,227,000   $   10,118,656         0.78%
  8.50%, due 7/15/10 (c)
Calpine Corp.                                                                     $     1,040,000   $      824,201         0.06%
  8.75%, due 7/15/07
Calpine Gilroy, L.P.                                                              $     5,189,760   $    5,189,759         0.40%
  10.00%, due 9/30/14 (d) (h)
Dynegy Holdings, Inc.                                                             $     8,905,000   $   10,062,650         0.77%
  9.875%, due 7/15/10 (c)
Dynegy Holdings, Inc.                                                             $     2,690,000   $    3,093,500         0.24%
  10.125%, due 7/15/13 (c)
NRG Energy, Inc.                                                                  $     7,415,000   $    7,943,320         0.61%
  8.00%, due 12/15/13 (c)
Reliant Energy, Inc.                                                              $     1,535,000   $    1,648,206         0.13%
  9.25%, due 7/15/10
Salton Sea Funding Corp. Series B                                                 $       619,787   $      639,930         0.05%
  7.37%, due 5/30/05 (d)
Tiverton/Rumford Power Associates Ltd., L.P.                                      $     5,508,261   $    4,021,030         0.31%
  9.00%, due 7/15/18 (c)
Westar Energy, Inc.                                                               $       855,000   $      944,621         0.07%
  7.125%, due 8/1/09
Westar Energy, Inc.                                                               $     1,205,000   $    1,335,782         0.10%
  7.875%, due 5/1/07
                                                                                                    --------------      -------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                           $   71,012,714         5.46%
                                                                                                    --------------      -------

OIL & GAS
El Paso Corp.                                                                     $     1,005,000   $    1,010,025         0.08%
  6.95%, due 12/15/07 (g)
El Paso Corp.                                                                     $     1,145,000   $    1,004,737         0.08%
  7.80%, due 8/1/31
El Paso Production Holding Co.                                                    $    12,625,000   $   12,656,566         0.97%
  7.75%, due 6/1/13
Energy Corp. of America Series A                                                  $     2,900,000   $    2,784,000         0.21%
  9.50%, due 5/15/07
EXCO Resources, Inc.                                                              $     4,190,000   $    4,441,400         0.34%
  7.25%, due 1/15/11
Forest Oil Corp.                                                                  $     3,465,000   $    3,889,462         0.30%
  8.00%, due 12/15/11
Gemstone Investors Ltd.                                                           $       700,000   $      700,875         0.05%
  7.71%, due 10/31/04 (c)

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Newfield Exploration Co.                                                          $       345,000   $      386,400         0.03%
  7.625%, due 3/1/11
Newfield Exploration Co.                                                          $       340,000   $      382,500         0.03%
  8.375%, due 8/15/12
Northwest Pipeline Corp.                                                          $     4,180,000   $    4,263,600         0.33%
  7.125%, due 12/1/25
PG&E Transmission Northwest                                                       $     4,630,000   $    4,734,175         0.36%
  7.10%, due 6/1/05
Plains Exploration & Production Co. Series B                                      $     3,310,000   $    3,715,475         0.29%
  8.75%, due 7/1/12
Tennessee Gas Pipeline Co.                                                        $     4,025,000   $    3,823,750         0.29%
  7.00%, due 10/15/28
Tennessee Gas Pipeline Co.                                                        $     1,175,000   $    1,219,062         0.09%
  7.50%, due 4/1/17
Tennessee Gas Pipeline Co.                                                        $       210,000   $      208,950         0.02%
  7.625%, due 4/1/37
Tennessee Gas Pipeline Co.                                                        $       660,000   $      706,200         0.05%
  8.375%, due 6/15/32
United Refining Co.                                                               $     1,860,000   $    1,827,450         0.14%
  10.50%, due 8/15/12
Vintage Petroleum, Inc.                                                           $     7,205,000   $    8,015,563         0.62%
  8.25%, due 5/1/12
                                                                                                    --------------      -------
TOTAL OIL & GAS                                                                                     $   55,770,190         4.28%
                                                                                                    --------------      -------

PAPER & FOREST PRODUCTS
Bowater, Inc.                                                                     $     2,205,000   $    2,429,353         0.19%
  9.00%, due 8/1/09
Georgia-Pacific Corp.                                                             $     3,375,000   $    3,493,125         0.27%
  7.25%, due 6/1/28
Georgia-Pacific Corp.                                                             $     1,310,000   $    1,395,150         0.11%
  7.375%, due 12/1/25
Georgia-Pacific Corp.                                                             $     3,135,000   $    3,370,125         0.26%
  7.75%, due 11/15/29
Georgia-Pacific Corp.                                                             $     5,330,000   $    6,062,875         0.47%
  8.00%, due 1/15/24 (c)
Georgia-Pacific Corp.                                                             $     1,180,000   $    1,380,600         0.11%
  8.875%, due 2/1/10
Georgia-Pacific Corp.                                                             $     5,535,000   $    6,711,187         0.52%
  8.875%, due 5/15/31
Georgia-Pacific Corp.                                                             $     1,600,000   $    1,884,000         0.14%
  9.375%, due 2/1/13
Pope & Talbot, Inc.                                                               $     3,740,000   $    3,908,300         0.30%
  8.375%, due 6/1/13

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
                                                                                                    --------------      -------
TOTAL PAPER & FOREST PRODUCTS                                                                       $   30,634,715         2.37%
                                                                                                    --------------      -------

PERSONAL PRODUCTS
Herbalife International, Inc.                                                     $     2,585,000   $    2,959,825         0.23%
  11.75%, due 7/15/10
                                                                                                    --------------      -------
TOTAL PERSONAL PRODUCTS                                                                             $    2,959,825         0.23%
                                                                                                    --------------      -------

PHARMACEUTICALS
WH Holdings Ltd./WH Capital Corp.                                                 $     2,540,000   $    2,749,550         0.21%
  9.50%, due 4/1/11 (c)
                                                                                                    --------------      -------
TOTAL PHARMACEUTICALS                                                                               $    2,749,550         0.21%
                                                                                                    --------------      -------

REAL ESTATE
American Real Estate Partners LP/American Real Estate Finance                     $     7,250,000   $    7,630,625         0.59%
Corp.
  8.125%, due 6/1/12 (c)
CB Richard Ellis Services, Inc.                                                   $     5,290,000   $    6,176,075         0.47%
  11.25%, due 6/15/11
CB Richard Ellis Services, Inc.                                                   $     2,093,000   $    2,370,322         0.18%
  9.75%, due 5/15/10
Crescent Real Estate Equities L.P.                                                $     6,920,000   $    7,075,699         0.54%
  7.50%, due 9/15/07
Omega Healthcare Investors, Inc.                                                  $     6,175,000   $    6,267,625         0.48%
  7.00%, due 4/1/14 (c)
                                                                                                    --------------      -------
TOTAL REAL ESTATE                                                                                   $   29,520,346         2.26%
                                                                                                    --------------      -------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Amkor Technology, Inc.                                                            $     2,560,000   $    2,176,000         0.17%
  10.50%, due 5/1/09 (g)
Amkor Technology, Inc.                                                            $     4,665,000   $    3,825,300         0.29%
  7.125%, due 3/15/11 (c)
Amkor Technology, Inc.                                                            $       535,000   $      438,700         0.03%
  7.75%, due 5/15/13
ON Semiconductor Corp.                                                            $       240,000   $      276,000         0.02%
  12.00%, due 3/15/10
ON Semiconductor Corp.                                                            $       642,000   $      719,040         0.06%
  13.00%, due 5/15/08
                                                                                                    --------------      -------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                      $    7,435,040         0.57%
                                                                                                    --------------      -------

SPECIALTY RETAIL
Rent-Way, Inc.                                                                    $     4,045,000   $    4,409,050         0.34%
  11.875%, due 6/15/10

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Stratus Technologies, Inc.                                                        $     3,215,000   $    2,909,575         0.22%
  10.375%, due 12/1/08 (c)
                                                                                                    --------------      -------
TOTAL SPECIALTY RETAIL                                                                              $    7,318,625         0.56%
                                                                                                    --------------      -------

TOBACCO
Commonwealth Brands, Inc.                                                         $     3,110,000   $    3,234,400         0.25%
  10.625%, due 9/1/08 (c)
Commonwealth Brands, Inc.                                                         $     5,635,000   $    5,860,400         0.45%
  9.75%, due 4/15/08 (c)
                                                                                                    --------------      -------
TOTAL TOBACCO                                                                                       $    9,094,800         0.70%
                                                                                                    --------------      -------

TRANSPORTATION INFRASTRUCTURE
Great Lakes Dredge & Dock Corp.                                                   $     3,400,000   $    2,941,000         0.23%
  7.75%, due 12/15/13
                                                                                                    --------------      -------
TOTAL TRANSPORTATION INFRASTRUCTURE                                                                 $    2,941,000         0.23%
                                                                                                    --------------      -------

WIRELESS TELECOMMUNICATION SERVICES
Alamosa Delaware, Inc.                                                            $     6,010,000   $    6,190,300         0.48%
  0.00%, due 7/31/09 --- 12.00%, beginning 7/31/05
Alamosa Delaware, Inc.                                                            $       513,000   $      580,972         0.04%
  11.00%, due 7/31/10
American Tower Escrow Corp.                                                       $     1,305,000   $      972,225         0.07%
  0.00%, due 8/1/08 (g)
Dobson Communications Corp.                                                       $       140,000   $      100,800         0.01%
  10.875%, due 7/1/10
Dobson Communications Corp.                                                       $     3,380,000   $    2,180,100         0.17%
  8.875%, due 10/1/13
Loral CyberStar, Inc.                                                             $     5,773,000   $    4,560,670         0.35%
  10.00%, due 7/15/06 (e)
Triton PCS, Inc.                                                                  $     3,930,000   $    3,566,475         0.27%
  8.50%, due 6/1/13
US Unwired, Inc.                                                                  $     2,875,000   $    2,982,812         0.23%
  10.00%, due 6/15/12 (c) (g)
                                                                                                    --------------      -------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                           $   21,134,354         1.62%
                                                                                                    --------------      -------
TOTAL CORPORATE BONDS                                                                               $  826,278,015        63.50%
                                                                                                    --------------      -------

CORPORATE BONDS - FOREIGN
AEROSPACE & DEFENSE
Heckler & Koch GmbH                                                               $     3,505,000   $    4,614,402         0.35%
  9.25%, due 7/15/11
                                                                                                    --------------      -------
TOTAL AEROSPACE & DEFENSE                                                                           $    4,614,402         0.35%
                                                                                                    --------------      -------

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
BROADCASTING & PUBLISHING
Telenet Communications NV                                                         $     2,125,000   $    2,777,811         0.21%
  9.00%, due 12/15/13 (c)
                                                                                                    --------------      -------
TOTAL BROADCASTING & PUBLISHING                                                                     $    2,777,811         0.21%
                                                                                                    --------------      -------

CHEMICALS
Invista                                                                           $     5,250,000   $    5,604,375         0.43%
  9.25%, due 5/1/12
                                                                                                    --------------      -------
TOTAL CHEMICALS                                                                                     $    5,604,375         0.43%
                                                                                                    --------------      -------

COMMERCIAL SERVICES & SUPPLIES
Quebecor Media, Inc.                                                              $     8,180,000   $    7,893,700         0.61%
  0.00%, due 7/15/11 --- 13.75%, beginning 7/15/06
Quebecor Media, Inc.                                                              $       955,000   $    1,103,025         0.08%
  11.125%, due 7/15/11
                                                                                                    --------------      -------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                $    8,996,725         0.69%
                                                                                                    --------------      -------

CONTAINERS & PACKAGING
Crown Euro Holdings S.A                                                           $     4,280,000   $    4,975,500         0.38%
  10.875%, due 3/1/13
Crown Euro Holdings S.A                                                           $     6,295,000   $    7,018,925         0.54%
  9.50%, due 3/1/11
                                                                                                    --------------      -------
TOTAL CONTAINERS & PACKAGING                                                                        $   11,994,425         0.92%
                                                                                                    --------------      -------

FOOD & STAPLES RETAILING
Parmalat Finance Corp. BV                                                         (Euro)7,330,000   $    1,365,578         0.10%
  6.25%, due 2/7/05 (e)
                                                                                                    --------------      -------
TOTAL FOOD & STAPLES RETAILING                                                                      $    1,365,578         0.10%
                                                                                                    --------------      -------

FOOD PRODUCTS
Burns Philp Capital Property Ltd./Burns Philp Capital U.S.,                       $     1,545,000   $    1,676,325         0.13%
  9.50%, due 11/15/10
Burns Philp Capital Property Ltd./Burns Philp Capital U.S.,                       $     4,785,000   $    5,287,425         0.41%
  10.75%, due 2/15/11
                                                                                                    --------------      -------
TOTAL FOOD PRODUCTS                                                                                 $    6,963,750         0.54%
                                                                                                    --------------      -------

INSURANCE
Lindsey Morden Group, Inc. Series B                                              C$     2,963,000   $    2,013,496         0.15%
  7.00%, due 6/16/08
                                                                                                    --------------      -------
TOTAL INSURANCE                                                                                     $    2,013,496         0.15%
                                                                                                    --------------      -------

MARINE

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Navigator Gas Transport PLC                                                      $      7,885,000   $    5,125,250         0.40%
  10.50%, due 6/30/07 (c) (d) (e)
                                                                                                    --------------      -------
TOTAL MARINE                                                                                        $    5,125,250         0.40%
                                                                                                    --------------      -------

MEDIA
CanWest Media, Inc. Series B                                                     $        820,000   $      881,500         0.07%
  7.625%, due 4/15/13
Hollinger, Inc.                                                                  $      1,849,000   $    2,107,860         0.16%
  12.875%, due 3/1/11 (c)
Ono Finance PLC (euro)                                                          (Euro) 10,315,000   $   12,811,230         0.99%
  10.50%, due 5/15/14 (c)
Shaw Communications, Inc.                                                       C$      5,470,000   $    4,449,521         0.34%
  7.50%, due 11/20/13
Sun Media Corp.                                                                  $      2,330,000   $    2,493,100         0.19%
  7.625%, due 2/15/13
TDL Infomedia Group Ltd.                                                         (Pound)1,340,000   $    2,579,376         0.20%
  12.125%, due 10/15/09
TDL Infomedia Group PLC Series REGS                                              (Pound)2,160,000   $    4,196,886         0.32%
  12.125%, due 10/15/09
Telenet Group Holding NV                                                         $      3,945,000   $    2,899,575         0.22%
  0.00%, due 6/15/14 --- 11.50%, beginning 12/15/08 (c) (g)
                                                                                                    --------------      -------
TOTAL MEDIA                                                                                         $   32,419,048         2.49%
                                                                                                    --------------      -------

MULTI-UTILITIES & UNREGULATED POWER
Calpine Canada Energy Finance                                                    $      9,365,000   $    6,461,850         0.50%
  8.50%, due 5/1/08 (g)
                                                                                                    --------------      -------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                           $    6,461,850         0.50%
                                                                                                    --------------      -------

PAPER & FOREST PRODUCTS
Norske Skog Canada Ltd.                                                          $      1,590,000   $    1,661,550         0.13%
  7.375%, due 3/1/14
Tembec Industries, Inc.                                                          $      1,070,000   $    1,118,150         0.09%
  8.50%, due 2/1/11 (g)
Tembec Industries, Inc.                                                          $      1,005,000   $    1,010,025         0.08%
  7.75%, due 3/15/12
                                                                                                    --------------      -------
TOTAL PAPER & FOREST PRODUCTS                                                                       $    3,789,725         0.30%
                                                                                                    --------------      -------

PERSONAL PRODUCTS
Jafra Cosmetics International, Inc.                                              $      3,560,000   $    4,031,700         0.31%
  10.75%, due 5/15/11
                                                                                                    --------------      -------
TOTAL PERSONAL PRODUCTS                                                                             $    4,031,700         0.31%
                                                                                                    --------------      -------

ROAD & RAIL

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V                            $     4,005,000   $    4,445,550         0.34%
  12.50%, due 6/15/12
                                                                                                    --------------      -------
TOTAL ROAD & RAIL                                                                                   $    4,445,550         0.34%
                                                                                                    --------------      -------

WIRELESS TELECOMMUNICATION SERVICES
Millicom International Cellular S.A                                               $     4,105,000   $    4,125,525         0.32%
  10.00%, due 12/1/13 (c)
                                                                                                    --------------      -------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                           $    4,125,525         0.32%
                                                                                                    --------------      -------
TOTAL CORPORATE BONDS - FOREIGN                                                                     $  104,729,210         8.05%
                                                                                                    --------------      -------

LOAN ASSIGNMENT & PARTICIPATION
AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The) Term Loan                                        $     4,800,000   $    4,849,200         0.37%
  6.059%, due 3/31/06 (h) (l)
                                                                                                    --------------      -------
TOTAL AUTO COMPONENTS                                                                               $    4,849,200         0.37%
                                                                                                    --------------      -------

CHEMICALS
Rockwood Specialties Group, Inc. Bank debt Term Loan                              (Euro)4,400,000   $    5,485,293         0.42%
  9.095%, due 2/11/11 (h) (l)
Rockwood Specialties Group, Inc. Bank debt Term Loan                              $     2,590,000   $    2,590,000         0.20%
  9.71%, due 2/11/11 (h) (l)
                                                                                                    --------------      -------
TOTAL CHEMICALS                                                                                     $    8,075,293         0.62%
                                                                                                    --------------      -------

COMPUTERS & PERIPHERALS
Viasystems Group, Inc. Bank debt, Term Loan                                       $     2,525,000   $    2,541,834         0.20%
  7.15%, due 9/30/08 (h) (l)
                                                                                                    --------------      -------
TOTAL COMPUTERS & PERIPHERALS                                                                       $    2,541,834         0.20%
                                                                                                    --------------      -------

DIVERSIFIED TELECOMMUNICATION SERVICES
Qwest Corp. Term Loan B                                                           $     4,250,000   $    4,188,906         0.32%
  6.95%, due 6/30/10 (h) (l)
                                                                                                    --------------      -------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                        $    4,188,906         0.32%
                                                                                                    --------------      -------

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
MULTI-UTILITIES & UNREGULATED POWER
Mirant Corp. Revolver                                                             $     1,080,790   $      710,622         0.05%
  0.00%, due 7/17/05 (e) (h) (l)
NRG Energy, Inc. Credit Linked Deposit                                            $       625,000   $      641,406         0.05%
  5.50%, due 6/23/10 (h) (l)
NRG Energy, Inc. Term Loan                                                        $     1,107,544   $    1,136,617         0.09%
  5.559%, due 6/23/10 (h) (l)
                                                                                                    --------------      -------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                           $    2,488,645         0.19%
                                                                                                    --------------      -------
TOTAL LOAN ASSIGNMENT & PARTICIPATION                                                               $   22,143,878         1.70%
                                                                                                    --------------      -------

PREFERRED STOCK
COMMERCIAL SERVICES & SUPPLIES
Colorado Prime Corp. (d) (h) (i)                                                            1,395   $           14         0.00% (b)
                                                                                                    --------------      -------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                $           14         0.00% (b)
                                                                                                    --------------      -------

MEDIA
Haights Cross Communications, Inc. 16.00% Class B (d) (h) (k)                              91,000   $    4,550,000         0.35%
Paxson Communications Corp. (k)                                                               326   $    2,441,250         0.19%
Ziff Davis Media, Inc. (d)                                                                    674   $      350,480         0.02%
                                                                                                    --------------      -------
TOTAL MEDIA                                                                                         $    7,341,730         0.56%
                                                                                                    --------------      -------

REAL ESTATE
Sovereign Real Estate Investment Corp. (c)                                                  8,455   $   12,428,850         0.96%
                                                                                                    --------------      -------
TOTAL REAL ESTATE                                                                                   $   12,428,850         0.96%
                                                                                                    --------------      -------

WIRELESS TELECOMMUNICATION SERVICES
Rural Cellular Corp. (k)                                                                        2   $        1,461         0.00% (b)
                                                                                                    --------------      -------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                           $        1,461         0.00% (b)
                                                                                                    --------------      -------
TOTAL PREFERRED STOCK                                                                               $   19,772,055         1.52%
                                                                                                    --------------      -------

WARRANTS
CHEMICALS
General Chemical Industrial Products, Inc. Series A Strike Price                              215   $        7,717         0.00% (b)
  $195.43 Expire 3/31/11 (a) (d) (h) (i)
General Chemical Industrial Products, Inc. Series B Strike Price                              159   $        1,955         0.00% (b)
  $376.03 Expire 3/31/11 (a) (d) (h) (i)
                                                                                                    --------------      -------
TOTAL CHEMICALS                                                                                     $        9,672         0.00% (b)
                                                                                                    --------------      -------

DIVERSIFIED FINANCIAL SERVICES
ASAT Finance LLC Strike @ $18.60 Expire 11/1/06 (a) (c) (d)                                 1,530   $           15         0.00% (b)

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
                                                                                                    --------------      -------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                $           15         0.00% (b)
                                                                                                    --------------      -------

MEDIA
Haights Cross Communications, Inc. Strike price $0.001 Expire (a) (d) (h) (i)                  91   $            1         0.00% (b)
Haights Cross Communications, Inc. Strike price $0.001 Expire (a) (d) (h) (i)              86,850   $          868         0.00% (b)
  12/10/11 Preferred Class A
Ono Finance PLC Expire 2/15/11 (a) (c) (d) (i)                                              7,855   $           79         0.00% (b)
Ziff Davis Media, Inc. Strike @ $0.001 Expire 8/12/12 (a) (c)                             123,640   $       12,364         0.00% (b)
                                                                                                    --------------      -------
TOTAL MEDIA                                                                                         $       13,312         0.00% (b)
                                                                                                    --------------      -------

METALS & MINING
ACP Holding Co. Strike @ $0.01 Expire 10/7/13 (a) (c) (d)                                 744,004   $    1,004,404         0.08%
                                                                                                    --------------      -------
TOTAL METALS & MINING                                                                               $    1,004,404         0.08%
                                                                                                    --------------      -------

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. Class A Expire 12/2/12 (a) (d) (h) (i)                          200,064   $      250,080         0.02%
NEON Communications, Inc. Expire 12/2/12 (a) (d) (h) (i)                                  607,105   $        6,071         0.00% (b)
UbiquiTel, Inc. Strike @ $22.74 Expire 4/15/10 (a) (c) (d)                                  2,510   $           25         0.00% (b)
                                                                                                    --------------      -------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                           $      256,176         0.02%
                                                                                                    --------------      -------
TOTAL WARRANTS                                                                                      $    1,283,579         0.10%
                                                                                                    --------------      -------

YANKEE BONDS (m)
CONTAINERS & PACKAGING
Crown Cork & Seal Finance PLC                                                     $     4,925,000   $    5,072,750         0.40%
  7.00%, due 12/15/06 (g)
Smurfit Capital Funding PLC                                                       $     4,475,000   $    4,452,625         0.35%
  7.50%, due 11/20/25
                                                                                                    --------------      -------
TOTAL CONTAINERS & PACKAGING                                                                        $    9,525,375         0.75%
                                                                                                    --------------      -------

ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA                                                        $     1,050,691   $    1,074,332         0.08%
  8.00%, due 11/5/06
Petroleum Geo-Services ASA                                                        $     8,494,054   $    9,619,516         0.74%
  10.00%, due 11/5/10
                                                                                                    --------------      -------
TOTAL ENERGY EQUIPMENT & SERVICES                                                                   $   10,693,848         0.82%
                                                                                                    --------------      -------

INSURANCE
Fairfax Financial Holdings Ltd.                                                   $       740,000   $      599,400         0.05%
  7.375%, due 4/15/18
Fairfax Financial Holdings Ltd.                                                   $     3,810,000   $    3,143,250         0.24%
  8.30%, due 4/15/26 (g)

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
                                                                                                    --------------      -------
TOTAL INSURANCE                                                                                     $    3,742,650         0.29%
                                                                                                    --------------      -------

MARINE
Sea Containers Ltd.                                                               $     2,995,000   $    3,069,875         0.24%
  10.75%, due 10/15/06 (g)
Sea Containers Ltd.                                                               $       455,000   $      445,900         0.03%
  7.875%, due 2/15/08
                                                                                                    --------------      -------
TOTAL MARINE                                                                                        $    3,515,775         0.27%
                                                                                                    --------------      -------

MEDIA
Rogers Cablesystem, Ltd.                                                          $     3,045,000   $    3,410,400         0.26%
  11.00%, due 12/1/15
Rogers Cablesystem, Ltd. Series B                                                 $     2,210,000   $    2,273,538         0.17%
  10.00%, due 3/15/05
                                                                                                    --------------      -------
TOTAL MEDIA                                                                                         $    5,683,938         0.43%
                                                                                                    --------------      -------

METALS & MINING
Algoma Steel, Inc.                                                                $     5,063,000   $    5,619,931         0.43%
  11.00%, due 12/31/09 (d)
                                                                                                    --------------      -------
TOTAL METALS & MINING                                                                               $    5,619,931         0.43%
                                                                                                    --------------      -------

PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                                                        $     1,450,000   $    1,435,500         0.11%
  8.85%, due 8/1/30
Tembec Industries, Inc.                                                           $     7,175,000   $    7,354,375         0.57%
   8.625%, due 6/30/09
                                                                                                    --------------      -------
TOTAL PAPER & FOREST PRODUCTS                                                                       $    8,789,875         0.68%
                                                                                                    --------------      -------

ROAD & RAIL
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V                            $       935,000   $      944,350         0.07%
  11.75%, due 6/15/09
                                                                                                    --------------      -------
TOTAL ROAD & RAIL                                                                                   $      944,350         0.07%
                                                                                                    --------------      -------

WIRELESS TELECOMMUNICATION SERVICES
Rogers Cantel, Inc.                                                               $     2,560,000   $    2,857,600         0.22%
  9.75%, due 6/1/16
                                                                                                    --------------      -------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                           $    2,857,600         0.22%
                                                                                                    --------------      -------
TOTAL YANKEE BONDS                                                                                  $   51,373,342         3.95%
                                                                                                    --------------      -------

TOTAL LONG-TERM INVESTMENTS                                                                         $1,106,951,859        85.08%
                                                                                                    --------------      -------

COMMERCIAL PAPER

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
American General Finance Corp.                                                    $    15,000,000   $   14,995,155         1.15%
  1.66% due 10/8/04
American General Finance Corp.                                                    $    10,690,000   $   10,680,182         0.82%
  1.74% due 10/20/04
Chesham Finance LLC                                                                    25,000,000   $   25,000,000         1.92%
   1.935%, due 10/25/04 (n)
Federal Home Loan Bank                                                            $     5,000,000   $    4,999,321         0.38%
  1.63% due 10/4/04
Federal National Mortgage Association                                             $    11,765,000   $   11,762,815         0.90%
  1.67% due 10/5/04
Federal National Mortgage Association                                             $    20,975,000   $   20,970,102         1.61%
  1.68% due 10/6/04
Federal National Mortgage Association                                             $    15,000,000   $   14,997,115         1.15%
  1.73% due 10/5/04
General Electric Co.                                                              $     5,110,000   $    5,108,509         0.40%
  1.75% due 10/7/04
Morgan Stanley Dean Witter & Co.                                                  $    50,000,000   $   49,953,266         3.84%
  1.77% due 10/20/04
Morgan Stanley Dean Witter & Co.                                                  $     8,000,000   $    7,993,273         0.62%
  1.78% due 10/18/04
UBS Finance (Delaware) LLC                                                        $    15,470,000   $   15,470,000         1.19%
  1.88% due 10/1/04
                                                                                                    --------------      -------
TOTAL COMMERCIAL PAPER                                                                              $  181,929,738        13.98%
                                                                                                    --------------      -------

INVESTMENT COMPANIES-MM
CAPITAL MARKETS
AIM Institutional Funds Group (n)                                                       1,946,087   $    1,946,087         0.15%
                                                                                                    --------------      -------
TOTAL INVESTMENT COMPANIES-MM                                                                       $    1,946,087         0.15%
                                                                                                    --------------      -------

MASTER NOTE
Banc of America Securities LLC                                                    $       140,000   $      140,000         0.01%
                                                                                                    --------------      -------
  1.9749%, due 10/1/04 (n)
TOTAL MASTER NOTE                                                                                   $      140,000         0.01%
                                                                                                    --------------      -------

REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
  1.9249%, dated 9/30/04
  Proceeds at Maturity
  $1,000,053 due 10/1/04 (n)
  (Collateralized by Various Bonds
  with a Principal Amount of
  $951,042 and a Market

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
  Value of $1,020,021)                                                            $     1,000,000   $    1,000,000         0.08%
Dresdner Kleinwort Wasserstein Securities LLC
  1.9449%, dated 9/30/04
  Proceeds at Maturity
  $13,000,702 due 10/1/04 (n)
  (Collateralized by Various Bonds
  with a Principal Amount of
  $13,674,439 and a Market
  Value of $13,650,817)                                                           $    13,000,000   $   13,000,000         1.00%
Lehman Bothers, Inc.
  1.9249%, dated 9/30/04
  Proceeds at Maturity
  $6,077,325 due 10/1/04 (n)
  (Collateralized by Various Bonds
  with a Principal Amount of
   $7,343,980 and a Market
  Value of $6,270,933)                                                            $     6,077,000   $    6,077,000         0.46%
Merrill Lynch & Co.
  1.9549%, dated 9/30/04
  Proceeds at Maturity
  $18,435,001 due 10/1/04 (n)
  (Collateralized by Various Bonds
  with a Principal Amount of
  $20,132,908 and a Market
  Value of $19,355,976)                                                           $    18,434,000   $   18,434,000         1.42%
Morgan Stanley & Co.
  1.9249%, dated 9/30/04
  Proceeds at Maturity
  $4,800,257 due 10/1/04 (n)
  (Collateralized by Various Bonds
  with a Principal Amount of
  $4,153,744 and a Market
  Value of $5,097,222)                                                            $     4,800,000   $    4,800,000         0.37%
Wachovia Capital Markets LLC
  1.9449%, dated 9/30/04
  Proceeds at Maturity
  $25,001,351 due 10/1/04 (n)
  (Collateralized by Various Bonds
  with a Principal Amount of
  $36,224,743 and a Market
  Value of $25,500,000)                                                           $    25,000,000   $   25,000,000         1.92%
                                                                                                    --------------      -------
TOTAL REPURCHASE AGREEMENTS                                                                         $   68,311,000         5.25%
                                                                                                    --------------      -------

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT         MARKET VALUE      % NET ASSETS
SHORT TERM LOAN ASSIGNMENTS & PARTICIPATIONS
BUILDING PRODUCTS
Owens Corning, Inc. Bank debt, Revolver                                           $     4,051,988   $    3,126,785         0.24%
  0%, due 1/1/2005 (e)(h)(l)
                                                                                                    --------------      -------
TOTAL BUILDING PRODUCTS                                                                             $    3,126,785         0.24%
                                                                                                    --------------      -------
MULTI-UTILITIES & UNREGULATED POWER
Mirant Corp. Revolver                                                             $     1,480,000   $      900,333         0.07%
  4.75%, due 1/15/2005 (e)(h)(l)
                                                                                                    --------------      -------
TOTAL MULTI_UTILITIES & UNREGULATED POWER                                                           $      900,333         0.07%
                                                                                                    --------------      -------
TOTAL SHORT TERM LOAN ASSIGNMENTS & PARTICIPATIONS                                                  $    4,027,118         0.31%
                                                                                                    --------------      -------
TOTAL INVESTMENTS                                                                                   $1,363,305,802 (p)   104.78%
(TOTAL COST $1,319,234,419) (o)
Liabilities in Excess of Cash and Other Assets                                                      $  (62,163,422)       (4.78%)
                                                                                                    --------------      -------
NET ASSETS                                                                                          $1,301,142,380       100.00%
                                                                                                    ==============      =======

(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   May be sold to institutional investors only.

(d)   Illiquid security.

(e)   Issue in default.

(f)   Partially segregated for unfunded loan commitments.

(g)   Represents a security, or a portion thereof, which is out on loan.

(h)   Restricted security.

(i)   Fair valued security.

(j) CIK ("Cash in Kind") - Interest payment is made with cash or additional securities.

(k) PIK ("Payment in Kind") - Interest or dividend payment is made with additional securities.

(l)   Floating rate. Rate shown is the rate in effect at September 30, 2004.

(m)   Yankee bond.

(n) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)   The cost for federal income tax purposes is $1,319,234,417.

(p) At September 30, 2004, net unrealized appreciation was $644,071,385 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $98,946,759 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $ 54,875,374.

(q)   The following abbreviations are used in the above portfolio:

      C$ - Canadian Dollar
      (Euro) - Euro
      (Pound) - Pound Sterling

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                                                   SHARES / PRINCIPAL
                                                                                         AMOUNT          MARKET VALUE   % NET ASSETS
MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO
COMMON STOCK
AUSTRALIA
Australian Gas Light Co. Ltd. (multi-utilities & unregulated power)                       128,300         $ 1,240,670        0.80%
                                                                                                          -----------        ----
TOTAL AUSTRALIA                                                                                           $ 1,240,670        0.80%
                                                                                                          -----------        ----

BELGIUM
Belgacom S.A. (diversified telecommunication services) (a)                                 12,100         $   433,414        0.28%
                                                                                                          -----------        ----
TOTAL BELGIUM                                                                                             $   433,414        0.28%
                                                                                                          -----------        ----

DENMARK
Danske Bank AS (commercial banks)                                                          90,545         $ 2,380,139        1.53%
                                                                                                          -----------        ----
TOTAL DENMARK                                                                                             $ 2,380,139        1.53%
                                                                                                          -----------        ----

FINLAND
Stora Enso Oyj (paper & forest products)                                                   51,100         $   690,512        0.44%
TietoEnator Oyj (it services)                                                              44,740         $ 1,295,823        0.83%
                                                                                                          -----------        ----
TOTAL FINLAND                                                                                             $ 1,986,335        1.27%
                                                                                                          -----------        ----

FRANCE
BNP Paribas, S.A. (diversified financial services)                                         39,894         $ 2,576,514        1.66%
Dexia (commercial banks)                                                                   63,800         $ 1,185,424        0.76%
Societe Generale, S.A. (commercial banks)                                                   3,700         $   327,422        0.21%
Total, S.A. (oil & gas)                                                                     6,750         $ 1,374,895        0.88%
                                                                                                          -----------        ----
TOTAL FRANCE                                                                                              $ 5,464,255        3.51%
                                                                                                          -----------        ----

GERMANY
BASF AG (chemicals)                                                                        13,300         $   781,330        0.50%
Bayerische Motoren Werke (BMW) AG (automobiles)                                            88,879         $ 3,659,353        2.35%
Deutsche Boerse AG (diversified financial services)                                        93,130         $ 4,713,450        3.03%
Hannover Rueckversicherung AG (insurance)                                                  24,200         $   782,969        0.50%
Siemens AG (industrial conglomerates)                                                      19,300         $ 1,414,266        0.91%
                                                                                                          -----------        ----
TOTAL GERMANY                                                                                             $11,351,368        7.29%
                                                                                                          -----------        ----

                                                                                   SHARES / PRINCIPAL
                                                                                         AMOUNT          MARKET VALUE   % NET ASSETS
GREAT BRITAIN (UK)
BP PLC (oil & gas) (c)                                                                     42,100         $ 2,422,013        1.56%
Capita Group PLC (it services)                                                             72,900         $   434,663        0.28%
Compass Group PLC (hotels, restaurants & leisure)                                         495,800         $ 1,978,270        1.27%
Diageo Capital PLC (beverages) (c)                                                         19,450         $   980,863        0.63%
Diageo PLC (beverages)                                                                    341,529         $ 4,267,382        2.75%
Exel PLC (air freight & logistics)                                                        183,562         $ 2,270,344        1.46%
GlaxoSmithKline PLC (pharmaceuticals) (c)                                                  77,400         $ 3,384,702        2.18%
Lloyds TSB Group PLC (diversified financial services)                                     447,657         $ 3,495,395        2.25%
Lloyds TSB Group PLC (diversified financial services) (c)                                   7,365         $   231,850        0.15%
Man Group PLC (diversified financial services)                                            136,000         $ 2,928,573        1.88%
Provident Financial PLC (consumer finance)                                                 70,300         $   716,201        0.46%
Reckitt Benckiser PLC (household products)                                                123,562         $ 3,031,899        1.95%
Rio Tinto PLC Register (metals & mining)                                                   11,100         $   298,478        0.19%
Scottish & Southern Energy PLC (multi-utilities & unregulated power)                       92,660         $ 1,305,332        0.84%
Tesco PLC (food & staples retailing) (g)                                                1,291,099         $ 6,670,155        4.29%
Vodafone Group PLC (wireless telecommunication services) (c)                               14,300         $   344,773        0.22%
                                                                                                          -----------       -----
TOTAL GREAT BRITAIN (UK)                                                                                  $34,760,893       22.36%
                                                                                                          -----------       -----

HONG KONG
Hongkong Electric Holdings Ltd. (electric utilities)                                      659,500         $ 2,926,204        1.88%
                                                                                                          -----------       -----
TOTAL HONG KONG                                                                                           $ 2,926,204        1.88%
                                                                                                          -----------       -----

INDIA
ITC Ltd. (tobacco) (b) (d)                                                                 40,900         $ 1,011,743        0.65%
                                                                                                          -----------       -----
TOTAL INDIA                                                                                               $ 1,011,743        0.65%
                                                                                                          -----------       -----

IRELAND
Bank of Ireland (commercial banks)                                                        269,720         $ 3,634,665        2.34%
                                                                                                          -----------       -----
TOTAL IRELAND                                                                                             $ 3,634,665        2.34%
                                                                                                          -----------       -----

ITALY
Banco Popolare di Verona e Novara Scrl (commercial banks)                                  18,800         $   329,696        0.21%
Enel S.p.A. (utilities-electric & gas)                                                    300,000         $ 2,451,707        1.58%
ENI S.p.A. (oil & gas)                                                                    101,400         $ 2,271,936        1.46%
ENI S.p.A. PLC (oil & gas) (c)                                                              4,500         $   505,350        0.33%
Riunione Adriatica di Sicurta S.p.A. (insurance)                                           59,000         $ 1,133,611        0.73%
Snam Rete Gas S.p.A. (gas utilities)                                                      898,475         $ 4,340,874        2.79%
Telecom Italia Mobile S.p.A. (wireless telecommunication services)                         58,000         $   312,636        0.20%
                                                                                                          -----------       -----
TOTAL ITALY                                                                                               $11,345,810        7.30%
                                                                                                          -----------       -----

                                                                                   SHARES / PRINCIPAL
                                                                                         AMOUNT          MARKET VALUE   % NET ASSETS
JAPAN
Canon, Inc. (office electronics)                                                           47,100         $ 2,213,654        1.42%
Canon, Inc. (office electronics) (c)                                                       32,311         $ 1,523,786        0.98%
Fuji Photo Film Co., Ltd. (leisure equipment & products)                                   24,400         $   801,415        0.52%
Keyence Corp. (electronic equipment & instruments)                                          2,500         $   525,791        0.34%
Nitto Denko Corp. (chemicals)                                                              11,100         $   510,611        0.33%
NTT DoCoMo, Inc. (wireless telecommunication services)                                      1,502         $ 2,548,419        1.64%
NTT DoCoMo, Inc. (wireless telecommunication services) (c)                                 15,900         $   270,300        0.17%
RICOH Co., Ltd. (data processing & reproduction)                                            6,000         $   112,961        0.07%
Secom Co., Ltd. (commercial services & supplies)                                           21,300         $   740,179        0.48%
Seven-Eleven Japan Co., Ltd. (food & staples retailing)                                    23,800         $   680,217        0.44%
Shin-Etsu Chemical Co., Ltd. (chemicals)                                                   18,600         $   668,294        0.43%
Takeda Pharmaceutical Co. Ltd. (pharmaceuticals) (g)                                       80,200         $ 3,638,345        2.34%
                                                                                                          -----------        ----
TOTAL JAPAN                                                                                               $14,233,972        9.16%
                                                                                                          -----------        ----

NETHERLANDS
Euronext N.V. (diversified financial services)                                            135,431         $ 3,853,585        2.48%
Reed Elsevier N.V. (media)                                                                 28,955         $   372,927        0.24%
Royal Dutch Petroleum Co. (oil & gas)                                                      36,200         $ 1,867,920        1.20%
TPG N.V. (air freight & logistics)                                                        179,542         $ 4,386,234        2.82%
                                                                                                          -----------        ----
TOTAL NETHERLANDS                                                                                         $10,480,666        6.74%
                                                                                                          -----------        ----

SINGAPORE
SembCorp Logistics Ltd. (air freight & logistics)                                         243,000         $   327,637        0.21%
Venture Corp. Ltd. (electronic equipment & instruments)                                   330,600         $ 3,240,022        2.08%
                                                                                                          -----------        ----
TOTAL SINGAPORE                                                                                           $ 3,567,659        2.29%
                                                                                                          -----------        ----

SPAIN
Banco Popular Espanol, S.A. (commercial banks) (g)                                         75,666         $ 4,204,537        2.70%
Iberdrola, S.A. (multi-utilities & unregulated power)                                      69,590         $ 1,443,394        0.93%
Indra Sistemas, S.A. (it services)                                                         24,852         $   330,885        0.21%
Red Electrica de Espana (electric utilities)                                               28,500         $   518,566        0.33%
                                                                                                          -----------        ----
TOTAL SPAIN                                                                                               $ 6,497,382        4.17%
                                                                                                          -----------        ----

SWEDEN
AB SKF B Shares (machinery)                                                                40,200         $ 1,526,786        0.98%
Autoliv, Inc. (auto components)                                                            30,400         $ 1,228,160        0.79%
Hennes & Mauritz AB (multiline retail)                                                     36,800         $ 1,013,489        0.65%
Sandvik AB (machinery)                                                                     61,960         $ 2,140,454        1.38%
                                                                                                          -----------        ----
TOTAL SWEDEN                                                                                              $ 5,908,889        3.80%
                                                                                                          -----------        ----

SWITZERLAND

                                                                                   SHARES / PRINCIPAL
                                                                                         AMOUNT          MARKET VALUE   % NET ASSETS
Credit Suisse Group (commercial banks) (c)                                                 29,195        $    932,488        0.60%
Nestle S.A. (food products)                                                                18,371        $  4,207,661        2.71%
Novartis AG (pharmaceuticals)                                                              27,680        $  1,290,123        0.83%
Novartis AG (pharmaceuticals) (c)                                                          48,700        $  2,272,828        1.46%
Serono S.A. (pharmaceuticals)                                                                 575        $    355,029        0.23%
Swiss Re (insurance) (a)                                                                   26,300        $  1,513,298        0.97%
Syngenta AG (chemicals) (a)                                                                 4,100        $    390,726        0.25%
UBS AG (capital markets)                                                                   43,063        $  3,031,343        1.95%
UBS AG (capital markets) (e)                                                               10,834        $    761,955        0.49%
                                                                                                         ------------       -----
TOTAL SWITZERLAND                                                                                        $ 14,755,451        9.49%
                                                                                                         ------------       -----

UNITED STATES
AFLAC, Inc. (insurance)                                                                    18,900        $    741,069        0.48%
                                                                                                         ------------       -----
TOTAL UNITED STATES                                                                                      $    741,069        0.48%
                                                                                                         ------------       -----
TOTAL COMMON STOCK                                                                                       $132,720,584       85.34%
                                                                                                         ------------       -----

INVESTMENT COMPANY
UNITED STATES
iShares MSCI United Kingdom (capital markets) (f)(g)                                       53,200        $    868,756        0.56%
                                                                                                         ------------       -----
TOTAL INVESTMENT COMPANY                                                                                 $    868,756        0.56%
                                                                                                         ------------       -----

PREFERRED STOCK
GERMANY
Porsche AG EUR 1.53 (automobiles) (k)                                                       2,235        $  1,447,061        0.93%
                                                                                                         ------------       -----
TOTAL PREFERRED STOCK                                                                                    $  1,447,061        0.93%
                                                                                                         ------------       -----

WARRANTS
IRELAND
Ryanair Holdings PLC Strike @ EUR 0.000001 Expire 3/21/08 (airlines) (a)(b)(k)            674,315        $  3,447,146        2.22%
                                                                                                         ------------       -----
TOTAL WARRANTS                                                                                           $  3,447,146        2.22%
                                                                                                         ------------       -----

COMMERCIAL PAPER
UNITED STATES
Federal Home Loan Bank (federal agency)                                                  $375,000        $    374,949        0.24%
  1.63% due 10/4/04

                                                                                   SHARES / PRINCIPAL
                                                                                         AMOUNT          MARKET VALUE   % NET ASSETS
UBS Finance (Delaware) LLC (capital markets)                                           $3,325,000          $3,325,000        2.14%
  1.88% due 10/1/04
                                                                                                           ----------        ----
TOTAL COMMERCIAL PAPER                                                                                     $3,699,949        2.38%
                                                                                                           ----------        ----

INVESTMENT COMPANY
UNITED STATES
AIM Institutional Funds Group
    (capital markets) (h)                                                              $1,209,291          $1,209,291        0.78%
                                                                                                           ----------        ----
TOTAL INVESTMENT COMPANY                                                                                   $1,209,291        0.78%
                                                                                                           ----------        ----

MASTER NOTE
UNITED STATES
Banc of America Securities LLC
     1.9749%, due 10/1/04
     (capital markets)(h)                                                              $1,650,000          $1,650,000        1.06%
                                                                                                           ----------        ----
TOTAL MASTER NOTE                                                                                          $1,650,000        1.06%
                                                                                                           ----------        ----

REPURCHASE AGREEMENTS
UNITED STATES
Credit Suisse First Boston LLC
   1.9249%, dated 9/30/04
   due 10/1/04
   Proceeds at Maturity
   $3,100,166
   (capital markets) (h)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $2,948,236 and a Market Value
   of $3,162,071 )                                                                     $3,100,000          $3,100,000        1.99%
Dresdner Kleinwort Wasserstein Securities LLC
   1.9449%, dated 9/30/04
   due 10/1/04
   Proceeds at Maturity
   $1,000,054
   (capital markets) (h)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $1,051,880 and a Market Value
   of $1,050,063 )                                                                     $1,000,000          $1,000,000        0.64%
Lehman Brothers, Inc.
    1.9250%, dated 9/30/04
    due 10/1/04
    Proceeds at Maturity
    $4,500,241
    (capital markets) (h)
    (Collateralized by Various Bonds
    with a Principal Amount of
    $5,438,196  and a

     Market Value of $4,643,607 )                                                      $4,500,000        $  4,500,000       2.90%
Merrill Lynch Pierce Fenner & Smith, Inc.
    1.9549%, dated 9/30/04
    due 10/1/04
    Proceeds at Maturity
    $2,411,131
    (capital markets) (h)
    (Collateralized by Various Bonds
    with a Principal Amount of
    $2,633,202 and a
    Market Value of $2,531,586 )                                                       $2,411,000        $  2,411,000       1.55%
                                                                                                         ------------     ------
Total Repurchase Agreements                                                                              $ 11,011,000       7.08%
                                                                                                         ------------     ------

                                                                                                         ------------     ------
TOTAL INVESTMENTS                                                                                        $156,053,787(j)  100.35%
                                                                                                         ------------     ------
(Cost $142,619,640) (i)
Liabilities in Excess of Cash and Other Assets                                                              ($614,614)     (0.35)
                                                                                                         ------------     ------
NET ASSETS                                                                                               $155,439,173     100.00%
                                                                                                         ============     ======

(a)   Non-income producing security.

(b)   May be sold to institutional investors only.

(c)   ADR-American Depositary Receipt.

(d)   GDR-Global Depositary Receipt.

(e)   Security primarily trades on the New York Stock Exchange.

(f) Exchange Traded Fund-represents a basket of securities that are traded on an exchange.

(g)   Represents a security, or a portion thereof, of which is out on loan.

(h) Represents a security, or portion thereof, purchased with cash collateral received for securities on loan.

(i)   The cost for federal income tax purposes is $143,019,453.

(j) At September 30, 2004 net unrealized appreciation for securities was $13,034,334, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $16,519,942 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,485,608.

(k)   The following abbreviation is used in the above portfolio: - Euro

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT            MARKET VALUE          % NET ASSETS
LORD ABBETT DEVELOPING GROWTH PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Armor Holdings, Inc. (a)                                              19,200              $  798,912               1.69%
Engineered Support Systems, Inc.                                       6,750              $  308,070               0.65%
                                                                                          ----------               ----
TOTAL AEROSPACE & DEFENSE                                                                 $1,106,982               2.34%
                                                                                          ----------               ----

AIR FREIGHT & LOGISTICS
EGL, Inc. (a)                                                         17,100              $  517,446               1.10%
Forward Air Corp. (a)                                                 10,600              $  424,212               0.90%
                                                                                          ----------               ----
TOTAL AIR FREIGHT & LOGISTICS                                                             $  941,658               2.00%
                                                                                          ----------               ----

AUTO COMPONENTS
Commercial Vehicle Group, Inc. (a)                                    10,600              $  167,904               0.36%
                                                                                          ----------               ----
TOTAL AUTO COMPONENTS                                                                     $  167,904               0.36%
                                                                                          ----------               ----

BIOTECHNOLOGY
Abgenix, Inc. (a)                                                     15,900              $  156,774               0.33%
Affymetrix, Inc. (a)                                                  13,600              $  417,656               0.89%
Cell Therapeutics, Inc. (a)                                           49,000              $  336,140               0.71%
DOV Pharmaceutical, Inc. (a)                                          13,100              $  224,534               0.48%
EXACT Sciences Corp. (a)                                               4,000              $   13,200               0.03%
Techne Corp. (a)                                                       3,400              $  129,812               0.28%
Vion Pharmaceuticals, Inc. (a)                                        48,100              $  202,501               0.43%
                                                                                          ----------               ----
TOTAL BIOTECHNOLOGY                                                                       $1,480,617               3.15%
                                                                                          ----------               ----

CAPITAL MARKETS
National Financial Partners Corp.                                      8,100              $  289,818               0.61%
                                                                                          ----------               ----
TOTAL CAPITAL MARKETS                                                                     $  289,818               0.61%
                                                                                          ----------               ----

CHEMICALS
Georgia Gulf Corp.                                                     9,200              $  410,228               0.87%
IMC Global, Inc. (a)                                                  20,200              $  351,278               0.74%
                                                                                          ----------               ----
TOTAL CHEMICALS                                                                           $  761,506               1.61%
                                                                                          ----------               ----

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT            MARKET VALUE          % NET ASSETS
COMMERCIAL BANKS
Cathay Bancorp, Inc.                                                  14,000              $  520,660               1.10%
East West Bancorp, Inc.                                                9,800              $  329,182               0.70%
First BanCorp                                                          6,800              $  328,440               0.70%
Nara Bancorp, Inc.                                                     7,800              $  157,170               0.33%
Silicon Valley Bancshares (a)                                         12,800              $  475,776               1.01%
Southwest Bancorporation of Texas, Inc.                               15,900              $  320,226               0.68%
Texas Regional Bancshares, Inc.                                       13,140              $  408,521               0.87%
                                                                                          ----------               ----
TOTAL COMMERCIAL BANKS                                                                    $2,539,975               5.39%
                                                                                          ----------               ----

COMMERCIAL SERVICES & SUPPLIES
Arbitron, Inc. (a)                                                     6,200              $  226,982               0.48%
Bright Horizons Family Solutions, Inc. (a)                             6,800              $  369,172               0.78%
Charles River Associates, Inc. (a)                                     5,900              $  225,911               0.48%
Corporate Executive Board Co. (The)                                   11,200              $  685,888               1.45%
CoStar Group, Inc. (a)                                                 4,500              $  221,355               0.47%
G&K Services, Inc.                                                     4,900              $  194,726               0.41%
Healthcare Services Group, Inc.                                       14,750              $  264,910               0.56%
Heidrick & Struggles International, Inc. (a)                          13,200              $  380,424               0.81%
Korn/Ferry International (a)                                           6,700              $  122,141               0.26%
Navigant Consulting, Inc (a)                                          26,800              $  588,528               1.25%
Resources Connection, Inc. (a)                                        14,800              $  559,144               1.19%
Strayer Education, Inc.                                                2,200              $  253,022               0.54%
Universal Technical Institute, Inc. (a)                                3,900              $  117,702               0.25%
                                                                                          ----------               ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                      $4,209,905               8.93%
                                                                                          ----------               ----

COMMUNICATIONS EQUIPMENT
Plantronics, Inc. (a)                                                 10,400              $  449,696               0.95%
Sierra Wireless (a)                                                    7,500              $  133,500               0.28%
                                                                                          ----------               ----
TOTAL COMMUNICATIONS EQUIPMENT                                                            $  583,196               1.23%
                                                                                          ----------               ----

COMPUTERS & PERIPHERALS
Advanced Digital Information Corp. (a)                                14,700              $  127,890               0.27%
Avid Technology, Inc. (a)                                              5,100              $  239,037               0.51%
                                                                                          ----------               ----
TOTAL COMPUTERS & PERIPHERALS                                                             $  366,927               0.78%
                                                                                          ----------               ----

CONSTRUCTION & ENGINEERING
Dycom Industries, Inc. (a)                                            17,500              $  496,825               1.05%
                                                                                          ----------               ----
TOTAL CONSTRUCTION & ENGINEERING                                                          $  496,825               1.05%
                                                                                          ----------               ----

DIVERSIFIED FINANCIAL SERVICES
Piper Jaffray Cos., Inc. (a)                                           4,400              $  174,196               0.37%

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT            MARKET VALUE          % NET ASSETS
                                                                                          ----------               ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                      $  174,196               0.37%
                                                                                          ----------               ----

ELECTRICAL EQUIPMENT
II-VI, Inc. (a)                                                        4,400              $  154,044               0.33%
Ultralife Batteries, Inc. (a)                                         10,600              $  107,802               0.23%
                                                                                          ----------               ----
TOTAL ELECTRICAL EQUIPMENT                                                                $  261,846               0.56%
                                                                                          ----------               ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Anixter International, Inc. (a)                                        6,500              $  228,085               0.48%
Cognex Corp.                                                           6,500              $  170,300               0.36%
Littelfuse, Inc. (a)                                                   9,400              $  324,582               0.69%
Plexus Corp. (a)                                                      29,000              $  320,160               0.68%
Rogers Corp. (a)                                                       7,600              $  322,924               0.68%
ScanSource, Inc.                                                       2,900              $  185,020               0.39%
Sypris Solutions, Inc.                                                12,800              $  174,720               0.37%
Trimble Navigation Ltd. (a)                                           13,900              $  439,240               0.93%
Varian, Inc. (a)                                                       8,900              $  337,043               0.71%
                                                                                          ----------               ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                  $2,502,074               5.29%
                                                                                          ----------               ----

ENERGY EQUIPMENT & SERVICES
Cal Dive International, , Inc. (a)                                    18,600              $  662,532               1.40%
Hydril (a)                                                             7,500              $  322,125               0.68%
Maverick Tube Corp. (a)                                                9,300              $  286,533               0.61%
Offshore Logistics, Inc. (a)                                           5,300              $  182,426               0.39%
Unit Corp. (a)                                                         8,500              $  298,180               0.63%
                                                                                          ----------               ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                         $1,751,796               3.71%
                                                                                          ----------               ----

FOOD & STAPLES RETAILING
Performance Food Group Co.                                             9,100              $  215,670               0.46%
United Natural Foods, Inc. (a)                                        11,800              $  313,880               0.67%
                                                                                          ----------               ----
TOTAL FOOD & STAPLES RETAILING                                                            $  529,550               1.13%
                                                                                          ----------               ----

FOOD PRODUCTS
Ralcorp Holdings, Inc.                                                 5,800              $  209,380               0.44%
                                                                                          ----------               ----
TOTAL FOOD PRODUCTS                                                                       $  209,380               0.44%
                                                                                          ----------               ----

HEALTH CARE EQUIPMENT & SUPPLIES
American Medical Systems Holdings, Inc. (a)                           12,900              $  467,883               0.99%
ArthroCare Corp. (a)                                                   8,100              $  237,249               0.50%
Bio-Rad Laoratories, Inc. (a)                                          6,400              $  327,040               0.69%

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT            MARKET VALUE          % NET ASSETS
Cooper Cos., Inc.                                                      4,800              $  329,040               0.70%
Integra LifeSciences Holdings (a)                                     14,100              $  452,751               0.96%
Molecular Devices Corp. (a)                                            9,700              $  228,629               0.48%
NuVasive, Inc. (a)                                                    17,100              $  180,576               0.38%
Sybron Dental Specialties, Inc. (a)                                    9,100              $  270,179               0.57%
VISX, Inc. (a)                                                        21,300              $  438,780               0.93%
Wright Medical Group, Inc. (a)                                         3,460              $   86,915               0.18%
                                                                                          ----------               ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                    $3,019,042               6.38%
                                                                                          ----------               ----

HEALTH CARE PROVIDERS & SERVICES
AMERIGROUP Corp. (a)                                                  12,400              $  697,500               1.48%
Centene Corp. (a)                                                     10,650              $  453,477               0.96%
Cerner Corp.                                                           7,700              $  333,102               0.71%
Molina Healthcare, Inc. (a)                                            7,600              $  269,800               0.57%
Odyssey Healthcare, Inc. (a)                                          19,100              $  339,025               0.72%
Priority Healthcare Corp. (a)                                         16,900              $  340,535               0.72%
SFBC International, Inc. (a)                                          14,800              $  389,389               0.83%
Sierra Health Services, Inc. (a)                                       5,200              $  249,236               0.53%
                                                                                          ----------               ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    $3,072,064               6.52%
                                                                                          ----------               ----

HOTELS, RESTAURANTS & LEISURE
P.F. Chang's China Bistro, Inc. (a)                                    5,200              $  252,148               0.53%
RARE Hospitality International, Inc. (a)                              16,000              $  426,400               0.90%
Red Robin Gourmet Burgers (a)                                          7,300              $  318,791               0.68%
Scientific Games Corp. (a)                                            21,800              $  416,380               0.88%
Shuffle Master, Inc. (a)                                              10,500              $  393,330               0.83%
                                                                                          ----------               ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                                       $1,807,049               3.82%
                                                                                          ----------               ----

INTERNET & CATALOG RETAIL
Blue Nile, Inc. (a)                                                    9,800              $  330,064               0.70%
Overstock.com, Inc. (a)                                                8,200              $  301,186               0.64%
RedEnvelope, Inc. (a)                                                 11,600              $  103,124               0.22%
                                                                                          ----------               ----
TOTAL INTERNET & CATALOG RETAIL                                                           $  734,374               1.56%
                                                                                          ----------               ----

INTERNET SOFTWARE & SERVICES
Akamai Tecchnologies, Inc. (a)                                        24,000              $  337,200               0.72%
Digital River, Inc. (a)                                               15,200              $  452,656               0.96%
Digitas, Inc. (a)                                                     29,400              $  227,262               0.48%
eCollege.com (a)                                                       7,800                 $75,270               0.16%
InfoSpace, Inc.                                                        8,700              $  412,293               0.87%

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT            MARKET VALUE          % NET ASSETS
NIC, Inc.                                                             21,800              $  116,848               0.25%
                                                                                          ----------               ----
TOTAL INTERNET SOFTWARE & SERVICES                                                        $1,621,529               3.44%
                                                                                          ----------               ----

IT SERVICES
CACI International, Inc.                                               5,400              $  285,012               0.60%
Forrester Research, Inc. (a)                                          15,920              $  242,621               0.51%
Sapient Corp. (a)                                                     86,700              $  661,521               1.40%
SRA International, Inc. (a)                                            9,000              $  464,040               0.98%
                                                                                          ----------               ----
TOTAL IT SERVICES                                                                         $1,653,194               3.49%
                                                                                          ----------               ----

MACHINERY
CLARCOR, Inc.                                                          8,300              $  395,661               0.84%
Joy Global, Inc. (a)                                                  11,600              $  398,808               0.85%
Nordson Corp.                                                          7,500              $  257,475               0.55%
                                                                                          ----------               ----
TOTAL MACHINERY                                                                           $1,051,944               2.24%
                                                                                          ----------               ----

METALS & MINING
Coeur d'Alene Mines Corp. (a)                                         55,400              $  262,596               0.56%
Schnitzer Steel Industries, Inc.                                      12,600              $  407,609               0.86%
Steel Dynamics, Inc.                                                   6,300              $  243,306               0.52%
                                                                                          ----------               ----
TOTAL METALS & MINING                                                                     $  913,511               1.94%
                                                                                          ----------               ----

OIL & GAS
KCS Energy, Inc. (a)                                                  18,000              $  250,380               0.53%
Penn Virginia Corp.                                                    7,200              $  285,048               0.60%
                                                                                          ----------               ----
TOTAL OIL & GAS                                                                           $  535,428               1.13%
                                                                                          ----------               ----

PERSONAL PRODUCTS
Nu Skin Enterprises, Inc.                                             20,700              $  486,657               1.03%
USANA Health Sciences, Inc.                                            7,800              $  271,440               0.58%
                                                                                          ----------               ----
TOTAL PERSONAL PRODUCTS                                                                   $  758,097               1.61%
                                                                                          ----------               ----

PHARMACEUTICALS
Bone Care International, Inc. (a)                                     12,100              $  294,030               0.62%
Bradley Pharmaceuticals, Inc. (a)                                      9,000              $  183,150               0.39%
Kos Pharmaceuticals, Inc. (a)                                         11,200              $  398,832               0.85%
K-V Pharmaceutical Co. (a)                                             9,700              $  173,630               0.37%
Medicis Pharmaceutical Corp. Class A                                   8,400              $  327,936               0.70%
Noven Pharmaceuticals, Inc. (a)                                       17,000              $  354,280               0.75%
Perrigo Co.                                                           18,500              $  380,175               0.81%

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT            MARKET VALUE          % NET ASSETS
                                                                                          ----------               ----
TOTAL PHARMACEUTICALS                                                                     $2,112,033               4.49%
                                                                                          ----------               ----

ROAD & RAIL
Landstar System, Inc. (a)                                              9,800              $  575,064               1.22%
                                                                                          ----------               ----
TOTAL ROAD & RAIL                                                                         $  575,064               1.22%
                                                                                          ----------               ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
ATMI, Inc. (a)                                                         8,700              $  178,176               0.38%
Cymer, Inc. (a)                                                        8,000              $  229,280               0.49%
FormFactor, Inc. (a)                                                  10,300              $  199,511               0.42%
Microsemi Corp. (a)                                                   14,100              $  198,810               0.42%
O2Micro International Ltd. (a)                                        15,200              $  163,248               0.35%
Power Integrations, Inc. (a)                                           8,900              $  181,827               0.39%
Semtech Corp. (a)                                                     13,700              $  262,629               0.56%
Sigmatel, Inc. (a)                                                     8,900              $  188,769               0.40%
Silicon Laboratories, Inc. (a)                                         5,200              $  172,068               0.36%
Skyworks Solutions, Inc. (a)                                          30,200              $  286,900               0.61%
Varian Semiconductor Equipment Associates, Inc. (a)                   21,400              $  661,260               1.40%
Zoran Corp. (a)                                                       14,400              $  226,368               0.48%
                                                                                          ----------               ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                            $2,948,846               6.26%
                                                                                          ----------               ----

SOFTWARE
Altiris, Inc.                                                         10,300              $  325,995               0.69%
Blackboard, Inc. (a)                                                   8,100              $  138,996               0.29%
Kronos, Inc. (a)                                                      18,050              $  799,436               1.70%
Magma Design Automation, Inc. (a)                                      6,800              $  102,544               0.22%
Micro Strategy, Inc. (a)                                               4,300              $  176,687               0.37%
SS&C Technologies, Inc.                                               11,000              $  214,830               0.46%
TIBCO Software, Inc. (a)                                              63,000              $  536,130               1.14%
Verint Systems, Inc. (a)                                              10,000              $  368,400               0.78%
Witness Systems, Inc. (a)                                             10,400              $  167,128               0.35%
                                                                                          ----------               ----
TOTAL SOFTWARE                                                                            $2,830,146               6.00%
                                                                                          ----------               ----

SPECIALTY RETAIL
Aeropostale, Inc. (a)                                                  8,600              $  225,320               0.48%
Electronics Boutique Holdings Corp. (a)                                9,800              $  334,180               0.71%
Guess?, Inc. (a)                                                      19,500              $  347,295               0.74%
Jos. A. Bank Clothiers, Inc. (a)                                       6,600              $  182,688               0.39%
Linens 'n Things, Inc. (a)                                             3,300              $   76,461               0.16%
Pacific Sunwear of California, Inc. (a)                               16,300              $  343,115               0.73%

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT            MARKET VALUE          % NET ASSETS
Tractor Supply Co. (a)                                                 5,200             $   163,488               0.35%
                                                                                         -----------             ------
TOTAL SPECIALTY RETAIL                                                                   $ 1,672,547               3.56%
                                                                                         -----------             ------
TEXTILES, APPAREL & LUXURY GOODS
Fossil, Inc. (a)                                                      23,550             $   728,637               1.55%
Kenneth Cole Productions, Inc.                                         6,000             $   168,840               0.36%
Warnaco Group, Inc. (The) (a)                                         22,300             $   495,729               1.05%
                                                                                         -----------             ------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                   $ 1,393,206               2.96%
                                                                                         -----------             ------

THRIFTS & MORTGAGE FINANCE
Commercial Capital Bancorp, Inc. (a)                                  18,600             $   422,034               0.89%
                                                                                         -----------             ------
TOTAL THRIFTS & MORTGAGE FINANCE                                                         $   422,034               0.89%
                                                                                         -----------             ------

TRADING COMPANIES & DISTRIBUTORS
Aceto Corp.                                                           10,450             $   150,480               0.32%
                                                                                         -----------             ------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                                   $   150,480               0.32%
                                                                                         -----------             ------

WIRELESS TELECOMMUNICATION SERVICES
JAMDAT Mobile, Inc. (a)                                                2,200             $    50,754               0.11%
                                                                                         -----------             ------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                $    50,754               0.11%
                                                                                         -----------             ------
TOTAL COMMON STOCK                                                                       $45,695,497              96.89%
                                                                                         -----------             ------

TIME DEPOSITS
Cayman Bank of New York                                           $1,405,000             $ 1,405,000               2.98%
  1.00%, due 10/1/04
                                                                                         -----------             ------
TOTAL TIME DEPOSITS                                                                      $ 1,405,000               2.98%
                                                                                         -----------             ------
TOTAL INVESTMENTS
                                                                                         -----------             ------
(COST $ 44,871,116) (b)                                                                  $47,100,497 (C)          99.87%
                                                                                         -----------             ------
Cash and Other Assets Less Liabilities                                                   $    58,021               0.13%
                                                                                         -----------             ------
NET ASSETS                                                                               $47,158,518             100.00%
                                                                                         ===========             ======

(a)   Non-income producing security.

(b)   The cost for federal income tax purposes is $ 44,999,025.

(c) At September 30, 2004 net unrealized appreciation was $ 2,101,472 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $ 4,871,632 and aggregate gross unrealized depreciation for all investments in which there was an excess of cost over market value of $ 2,770,160.

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
MAINSTAY VP MID CAP CORE PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Goodrich Corp.                                                   15,406                 $  483,132               0.36%
L-3 Communications Holdings, Inc.                                 3,486                 $  233,562               0.17%
Precision Castparts Corp.                                         4,661                 $  279,893               0.21%
United Defense Industries, Inc. (a)                               6,245                 $  249,737               0.19%
                                                                                        ----------               ----
TOTAL AEROSPACE & DEFENSE                                                               $1,246,324               0.93%
                                                                                        ----------               ----

AIR FREIGHT & LOGISTICS
CNF, Inc.                                                         6,749                 $  276,641               0.21%
Expeditors International of Washington, Inc.                      7,586                 $  392,196               0.29%
J.B. Hunt Transport Services, Inc. (a)                            7,634                 $  283,529               0.21%
Ryder System, Inc.                                                8,744                 $  411,318               0.31%
                                                                                        ----------               ----
TOTAL AIR FREIGHT & LOGISTICS                                                           $1,363,684               1.02%
                                                                                        ----------               ----

AIRLINES
AMR Corp.                                                         3,993                 $   29,269               0.02%
                                                                                        ----------               ----
TOTAL AIRLINES                                                                          $   29,269               0.02%
                                                                                        ----------               ----

AUTO COMPONENTS
American Axle & Manufacturing Holdings, Inc. (a)                  1,057                 $   30,929               0.02%
Autoliv, Inc.                                                     9,691                 $  391,515               0.29%
BorgWarner, Inc.                                                  5,703                 $  246,883               0.18%
Dana Corp.                                                       18,723                 $  331,210               0.25%
Delphi Corp.                                                     11,975                 $  111,248               0.08%
Johnson Controls, Inc.                                           12,462                 $  707,965               0.53%
                                                                                        ----------               ----
TOTAL AUTO COMPONENTS                                                                   $1,819,750               1.35%
                                                                                        ----------               ----

BEVERAGES
Adolph Coors Co. Class B                                          2,711                 $  184,131               0.14%
Pepsi Bottling Group, Inc. (The)                                 19,405                 $  526,845               0.39%
PepsiAmericas, Inc.                                               6,996                 $  133,625               0.10%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
                                                                                        ----------               ----
TOTAL BEVERAGES                                                                         $  844,601               0.63%
                                                                                        ----------               ----

BIOTECHNOLOGY
Charles River Laboratories International, Inc. (a)                5,012                 $  229,549               0.17%
ImClone Systems, Inc. (a)                                         3,813                 $  201,516               0.15%
OSI Pharmaceuticals, Inc. (a)                                     4,510                 $  277,184               0.21%
Protein Design Labs, Inc. (a)                                     2,352                 $   46,053               0.03%
                                                                                        ----------               ----
TOTAL BIOTECHNOLOGY                                                                     $  754,302               0.56%
                                                                                        ----------               ----

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                                  4,656                 $  181,165               0.14%
                                                                                        ----------               ----
TOTAL BUILDING PRODUCTS                                                                 $  181,165               0.14%
                                                                                        ----------               ----

CAPITAL MARKETS
BlackRock, Inc. (a)                                               2,453                 $  180,272               0.13%
E*TRADE Financial Corp. (a)                                      18,261                 $  208,542               0.16%
Janus Capital Group, Inc.                                         7,516                 $  102,293               0.08%
Nuveen Investments Class A                                        1,408                 $   41,677               0.03%
T.Rowe Price Group, Inc.                                          2,725                 $  138,811               0.10%
                                                                                        ----------               ----
TOTAL CAPITAL MARKETS                                                                   $  671,595               0.50%
                                                                                        ----------               ----

CHEMICALS
Air Products & Chemicals, Inc.                                    1,930                 $  104,953               0.08%
Cabot Corp.                                                       8,333                 $  321,406               0.24%
Eastman Chemical Co.                                              8,820                 $  419,391               0.31%
Engelhard Corp.                                                   7,659                 $  217,133               0.16%
International Flavors & Fragrances, Inc.                          3,082                 $  117,732               0.09%
Lyondell Chemical Co.                                             3,343                 $   75,084               0.06%
Monsanto Co.                                                     35,033                 $1,275,900               0.95%
PPG Industries, Inc.                                              4,001                 $  245,182               0.18%
Praxair, Inc.                                                    18,459                 $  788,938               0.59%
Rohm & Haas Co.                                                   5,862                 $  251,889               0.19%
RPM International, Inc.                                           1,638                 $   28,911               0.02%
Scotts Co. (The) (a)                                                116                 $    7,442               0.01%
Sigma-Aldrich Corp.                                               2,532                 $  146,856               0.11%
                                                                                        ----------               ----
TOTAL CHEMICALS                                                                         $4,000,817               2.99%
                                                                                        ----------               ----

COMMERCIAL BANKS
Associated Banc-Corp                                              9,240                 $  296,327               0.22%
Bank of Hawaii Corp.                                              7,127                 $  336,749               0.25%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
BOK Financial Corp. (a)                                             758                 $   33,814               0.03%
Colonial BancGroup, Inc. (The)                                    9,986                 $  204,214               0.15%
Comerica, Inc.                                                    6,346                 $  376,635               0.28%
Commerce Bancshares, Inc.                                         2,499                 $  120,177               0.09%
Compass Bancshares, Inc.                                          5,385                 $  235,971               0.18%
First Horizon National Corp.                                     12,050                 $  522,487               0.39%
Hibernia Corp.                                                   11,185                 $  295,396               0.22%
Hudson United Bancorp                                             1,641                 $   60,471               0.05%
International Bancshares Corp.                                    1,621                 $   59,571               0.04%
Marshall & Ilsley Corp.                                           3,176                 $  127,992               0.10%
Mercantile Bankshares Corp.                                       2,481                 $  118,989               0.09%
National City Corp.                                                   1                 $       30               0.00%
Regions Financial Corp.                                           9,927                 $  328,184               0.24%
Sky Financial Group, Inc.                                           117                 $    2,925               0.00%
SouthTrust Corp.                                                 18,573                 $  773,752               0.58%
TCF Financial Corp.                                              13,705                 $  415,124               0.31%
UCBH Holdings, Inc.                                               1,937                 $   75,679               0.06%
Unizan Financial Corp.                                           26,873                 $  741,963               0.55%
Wilmington Trust Corp.                                            4,784                 $  173,229               0.13%
                                                                                        ----------               ----
TOTAL COMMERCIAL BANKS                                                                  $5,299,679               3.96%
                                                                                        ----------               ----

COMMERCIAL SERVICES & Supplies
Allied Waste Industries, Inc. (a)                                17,227                 $  152,459               0.11%
ARAMARK Corp. (a)                                                10,398                 $  251,006               0.19%
Brink's Co. (The)                                                 7,587                 $  228,900               0.17%
Career Education Corp. (a)                                        2,535                 $   72,070               0.05%
Copart, Inc. (a)                                                  6,723                 $  127,267               0.09%
Corporate Executive Board Co. (The)                               1,589                 $   97,310               0.07%
Deluxe Corp.                                                      1,827                 $   74,943               0.06%
Hewitt Associates, Inc. (a)                                       1,865                 $   49,349               0.04%
IKON Office Solutions, Inc.                                      12,215                 $  146,824               0.11%
Pitney Bowes, Inc.                                               11,662                 $  514,294               0.38%
ServiceMaster Co. (The)                                          27,022                 $  347,503               0.26%
Steelcase, Inc.                                                   3,573                 $   50,022               0.04%
Viad Corp.                                                          688                 $   16,326               0.01%
West Corp. (a)                                                    1,431                 $   41,685               0.03%
                                                                                        ----------               ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                    $2,169,958               1.61%
                                                                                        ----------               ----

COMMUNICATIONS EQUIPMENT

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
Andrew Corp. (a)                                                  9,845                 $  120,502               0.09%
Avaya, Inc.                                                       9,846                 $  137,253               0.10%
Comverse Technology, Inc. (a)                                     6,140                 $  115,616               0.09%
Harris Corp. (a)                                                  8,893                 $  488,581               0.36%
Juniper Networks, Inc. (a)                                       11,769                 $  277,749               0.21%
Plantronics, Inc. (a)                                             2,936                 $  126,953               0.09%
Polycom, Inc. (a)                                                 3,130                 $   62,037               0.05%
Tellabs, Inc. (a)                                                22,193                 $  203,955               0.15%
                                                                                        ----------               ----
TOTAL COMMUNICATIONS EQUIPMENT                                                          $1,532,646               1.14%
                                                                                        ----------               ----

COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a)                                         32,838                 $1,272,473               0.95%
NCR Corp. (a)                                                    12,656                 $  627,612               0.47%
Storage Technology Corp. (a)                                     14,729                 $  372,055               0.28%
                                                                                        ----------               ----
TOTAL COMPUTERS & PERIPHERALS                                                           $2,272,140               1.70%
                                                                                        ----------               ----

CONSTRUCTION MATERIALS
Lafarge North America, Inc.                                       1,198                 $   56,174               0.04%
Martin Marietta Materials, Inc.                                   2,600                 $  117,701               0.09%
Vulcan Materials Co.                                              9,514                 $  484,739               0.36%
                                                                                        ----------               ----
TOTAL CONSTRUCTION MATERIALS                                                            $  658,614               0.49%
                                                                                        ----------               ----

CONSUMER FINANCE
AmeriCredit Corp. (a)                                            21,076                 $  440,065               0.33%
Providian Financial Corp. (a)                                    38,966                 $  605,531               0.45%
WFS Financial, Inc. (a)                                           3,625                 $  168,745               0.13%
                                                                                        ----------               ----
TOTAL CONSUMER FINANCE                                                                  $1,214,341               0.91%
                                                                                        ----------               ----

CONTAINERS & PACKAGING
Ball Corp.                                                       15,088                 $  564,744               0.42%
Bemis Co., Inc.                                                   6,593                 $  175,242               0.13%
Owens-Illinois, Inc. (a)                                         14,726                 $  235,616               0.18%
Pactiv Corp. (a)                                                  3,835                 $   89,164               0.07%
Sealed Air Corp. (a)                                              2,643                 $  122,503               0.09%
Sonoco Products Co.                                               1,035                 $   27,365               0.02%
Temple-Inland, Inc.                                               7,404                 $  497,179               0.37%
                                                                                        ----------               ----
TOTAL CONTAINERS & PACKAGING                                                            $1,711,813               1.28%
                                                                                        ----------               ----

DISTRIBUTORS
ADESA Corp.                                                       5,442                 $   89,413               0.07%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
Genuine Parts Co.                                                13,498                 $  518,053               0.39%
                                                                                        ----------               ----
TOTAL DISTRIBUTORS                                                                      $  607,466               0.46%
                                                                                        ----------               ----

DIVERSIFIED FINANCIAL SERVICES
Chicago Mercantile Exchange (The)                                 4,419                 $  712,785               0.53%
CIT Group, Inc.                                                  19,694                 $  736,358               0.55%
Instinet Group, Inc. (a)                                          7,652                 $   38,490               0.03%
Moody's Corp.                                                     7,743                 $  567,175               0.42%
Principal Financial Group, Inc. (a)                              17,621                 $  633,828               0.47%
                                                                                        ----------               ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                    $2,688,636               2.00%
                                                                                        ----------               ----

DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyTel, Inc.                                                 10,015                 $  342,913               0.26%
Citizens Communications Co. (a)                                  38,447                 $  514,807               0.38%
IDT Corp. Class B (a)                                             3,455                 $   51,929               0.04%
NTL, Inc. (a)                                                     4,250                 $  263,798               0.20%
Qwest Communications International, Inc. (a)                     15,519                 $   51,678               0.04%
                                                                                        ----------               ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                            $1,225,125               0.92%
                                                                                        ----------               ----

ELECTRIC UTILITIES
Allegheny Energy, Inc.                                           16,998                 $  271,288               0.20%
Alliant Energy Corp.                                              6,867                 $  170,850               0.13%
CenterPoint Energy, Inc.                                         35,403                 $  366,775               0.27%
Cinergy Corp.                                                     6,590                 $  260,964               0.19%
Consolidated Edison, Inc.                                         9,259                 $  389,248               0.29%
DPL, Inc.                                                         5,390                 $  110,925               0.08%
Edison International (a)                                         43,581                 $1,155,333               0.86%
Hawaiian Electric Industries, Inc.                                4,534                 $  120,333               0.09%
Northeast Utilities                                              11,171                 $  216,606               0.16%
OGE Energy Corp.                                                  5,164                 $  130,288               0.10%
PG&E Corp. (a)                                                    8,831                 $  268,462               0.20%
Pinnacle West Capital Corp.                                       6,765                 $  280,746               0.21%
PPL Corp.                                                        24,132                 $1,138,547               0.85%
TECO Energy, Inc.                                                 6,940                 $   93,898               0.07%
Texas Genco Holdings, Inc.                                        2,026                 $   94,511               0.07%
TXU Corp.                                                        34,105                 $1,634,312               1.22%
Xcel Energy, Inc.                                                39,345                 $  681,456               0.51%
                                                                                        ----------               ----
TOTAL ELECTRIC UTILITIES                                                                $7,384,542               5.50%
                                                                                        ----------               ----

ELECTRICAL EQUIPMENT

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
AMETEK, Inc.                                                      7,324                 $  222,063               0.17%
Hubbell, Inc.                                                     8,099                 $  363,079               0.27%
Rockwell Automation, Inc.                                        18,060                 $  698,922               0.52%
                                                                                        ----------               ----
TOTAL ELECTRICAL EQUIPMENT                                                              $1,284,064               0.96%
                                                                                        ----------               ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Amphenol Corp. Class A (a)                                        8,124                 $  278,329               0.21%
Arrow Electronics, Inc. (a)                                       7,109                 $  160,521               0.12%
Avnet, Inc. (a)                                                   7,391                 $  126,535               0.09%
Ingram Micro, Inc. (a)                                           12,368                 $  199,125               0.15%
PerkinElmer, Inc.                                                14,949                 $  257,423               0.19%
Sanmina-SCI Corp. (a)                                            10,333                 $   72,847               0.05%
Tech Data Corp. (a)                                               2,361                 $   91,016               0.07%
Tektronix, Inc.                                                   6,101                 $  202,858               0.15%
Thermo Electron Corp. (a)                                         1,322                 $   35,721               0.03%
Waters Corp. (a)                                                 15,979                 $  704,674               0.53%
                                                                                        ----------               ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                $2,129,049               1.59%
                                                                                        ----------               ----

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                               10,729                 $  469,072               0.35%
BJ Services Co.                                                     621                 $   32,547               0.02%
FMC Technologies, Inc. (a)                                        4,853                 $  162,090               0.12%
Grant Prideco, Inc. (a)                                          13,270                 $  271,902               0.20%
National-Oilwell, Inc. (a)                                        3,496                 $  114,879               0.09%
Smith International, Inc. (a)                                     7,095                 $  430,880               0.32%
Varco International, Inc. (a)                                     3,217                 $   86,280               0.06%
                                                                                        ----------               ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                       $1,567,650               1.16%
                                                                                        ----------               ----

FOOD & STAPLES RETAILING
7-Eleven, Inc. (a)                                                3,382                 $   67,572               0.05%
Albertson's, Inc.                                                28,032                 $  670,806               0.50%
BJ's Wholesale Club, Inc.                                         5,049                 $  138,040               0.10%
SUPERVALU, Inc. (a)                                              18,112                 $  498,987               0.37%
Whole Foods Market, Inc. (a)                                      3,810                 $  326,861               0.24%
                                                                                        ----------               ----
TOTAL FOOD & STAPLES RETAILING                                                          $1,702,266               1.26%
                                                                                        ----------               ----

FOOD PRODUCTS
Hormel Foods Corp.                                                1,866                 $   49,971               0.04%
Pilgrim's Pride Corp. Class B                                     2,017                 $   54,620               0.04%
Tyson Foods, Inc.                                                28,708                 $  459,902               0.34%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
                                                                                        ----------               ----
TOTAL FOOD PRODUCTS                                                                     $  564,493               0.42%
                                                                                        ----------               ----

GAS UTILITIES
KeySpan Corp.                                                    11,547                 $  452,642               0.34%
Kinder Morgan, Inc.                                               6,526                 $  409,965               0.31%
Sempra Energy                                                    25,233                 $  913,182               0.68%
                                                                                        ----------               ----
TOTAL GAS UTILITIES                                                                     $1,775,789               1.33%
                                                                                        ----------               ----

HEALTH CARE EQUIPMENT & SUPPLIES
Bausch & Lomb, Inc.                                               7,088                 $  470,999               0.35%
Biomet, Inc. (a)                                                    735                 $   34,457               0.03%
C.R. Bard, Inc.                                                   8,069                 $  456,947               0.34%
Cooper Cos., Inc.                                                 1,015                 $   69,578               0.05%
Dade Behring Holdings, Inc. (a)                                   5,561                 $  309,848               0.23%
DENTSPLY International, Inc.                                      5,805                 $  301,511               0.22%
Kinetic Concepts, Inc. (a)                                        1,326                 $   69,681               0.05%
Millipore Corp. (a)                                                 239                 $   11,436               0.01%
Respironics, Inc. (a)                                             3,652                 $  195,162               0.15%
                                                                                        ----------               ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                  $1,919,619               1.43%
                                                                                        ----------               ----

HEALTH CARE PROVIDERS & SERVICES
Accredo Health, Inc. (a)                                          1,213                 $   28,590               0.02%
AmerisourceBergen Corp.                                           8,102                 $  435,158               0.32%
Andrx Group (a)                                                   4,482                 $  100,216               0.07%
Anthem, Inc.                                                      3,681                 $  321,167               0.24%
CIGNA Corp.                                                      18,563                 $1,292,543               0.96%
Covance, Inc. (a)                                                 8,401                 $  335,788               0.25%
Coventry Health Care, Inc. (a)                                    6,392                 $  341,141               0.25%
DaVita, Inc. (a)                                                 10,173                 $  316,889               0.24%
Express Scripts, Inc. (a)                                         2,058                 $  134,469               0.10%
IMS Health, Inc.                                                  5,882                 $  140,698               0.10%
Lincare Holdings, Inc.                                            7,178                 $  213,258               0.16%
Manor Care, Inc. (a)                                              2,223                 $   66,601               0.05%
Medco Health Solutions, Inc. (a)                                  6,741                 $  208,297               0.16%
PacifiCare Health Systems, Inc. (a)                               8,823                 $  323,804               0.24%
Quest Diagnostics, Inc.                                           5,019                 $  442,776               0.33%
Renal Care Group, Inc. (a)                                        2,440                 $   78,642               0.06%
Service Corp. International (a)                                  18,771                 $  116,568               0.09%
Triad Hospitals, Inc. (a)                                         5,878                 $  202,439               0.15%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
VCA Antech, Inc.                                                  3,794                 $   78,270               0.06%
WellChoice, Inc. (a)                                              1,380                 $   51,516               0.04%
                                                                                        ----------               ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                  $5,228,830               3.89%
                                                                                        ----------               ----

HOTELS, RESTAURANTS & LEISURE
Brinker International, Inc. (a)                                   5,937                 $  184,938               0.14%
Caesars Entertainment, Inc. (a)                                  41,127                 $  686,821               0.51%
Choice Hotels International, Inc. (a)                             2,477                 $  142,650               0.11%
Darden Restaurants, Inc.                                         18,353                 $  427,991               0.32%
GTECH Holdings Corp. (a)                                          2,970                 $   75,200               0.06%
Harrah's Entertainment, Inc. (a)                                 15,093                 $  799,626               0.60%
Hilton Hotels Corp.                                              41,684                 $  785,328               0.59%
Mandalay Resort Group (a)                                         2,425                 $  166,474               0.12%
MGM Mirage, Inc. (a)                                              5,525                 $  274,315               0.20%
Starwood Hotels & Resorts Worldwide, Inc.                        27,566                 $1,279,613               0.95%
Station Casinos, Inc.                                             5,665                 $  277,812               0.21%
Yum! Brands, Inc. (a)                                            34,175                 $1,389,557               1.04%
                                                                                        ----------               ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                                     $6,490,325               4.85%
                                                                                        ----------               ----

HOUSEHOLD DURABLES
Black & Decker Corp. (The)                                       10,589                 $  820,012               0.61%
Centex Corp.                                                      1,935                 $   97,640               0.07%
Harman International Industries, Inc.                             7,863                 $  847,238               0.63%
Leggett & Platt, Inc.                                            13,852                 $  389,241               0.29%
Newell Rubbermaid, Inc.                                          29,892                 $  599,035               0.45%
NVR, Inc. (a)                                                       718                 $  395,618               0.30%
Snap-on, Inc.                                                     1,823                 $   50,242               0.04%
Stanley Works (The)                                               9,418                 $  400,546               0.30%
                                                                                        ----------               ----
TOTAL HOUSEHOLD DURABLES                                                                $3,599,572               2.69%
                                                                                        ----------               ----

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                                  4,698                 $  250,403               0.19%
Energizer Holdings, Inc.                                         10,979                 $  506,132               0.38%
                                                                                        ----------               ----
TOTAL HOUSEHOLD PRODUCTS                                                                $  756,535               0.57%
                                                                                        ----------               ----

INDUSTRIAL CONGLOMERATES
Alleghany Corp. (a)                                                 625                 $  170,561               0.13%
ALLETE, Inc.                                                      2,739                 $   89,018               0.07%
Carlisle Cos., Inc.                                               1,596                 $  102,032               0.08%
Textron, Inc.                                                    15,846                 $1,018,423               0.76%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
                                                                                        ----------               ----
TOTAL INDUSTRIAL CONGLOMERATES                                                          $1,380,034               1.04%
                                                                                        ----------               ----

INSURANCE
Allmerica Financial Corp. (a)                                     1,331                 $   35,778               0.03%
Ambac Financial Group, Inc.                                      10,016                 $  800,780               0.60%
American Financial Group, Inc.                                    2,296                 $   68,627               0.05%
Aon Corp.                                                        34,265                 $  984,777               0.73%
Brown & Brown                                                     3,905                 $  178,458               0.13%
Cincinnati Financial Corp.                                        7,454                 $  307,255               0.23%
CNA Financial Corp.                                                 936                 $   22,473               0.02%
Conseco, Inc.                                                     3,611                 $   63,770               0.05%
Erie Indemnity Co.                                                1,149                 $   58,622               0.04%
Fidelity National Financial, Inc.                                 4,035                 $  153,735               0.11%
First American Corp.                                              4,841                 $  149,247               0.11%
Gallagher (Arthur J.) & Co.                                       8,443                 $  279,716               0.21%
Genworth Financial, Inc.                                         15,742                 $  366,789               0.27%
HCC Insurance Holdings, Inc.                                      6,604                 $  199,111               0.15%
Jefferson-Pilot Corp.                                             5,700                 $  283,062               0.21%
Lincoln National Corp.                                           17,527                 $  823,769               0.61%
Loews Corp.                                                      19,494                 $1,140,401               0.85%
Markel Corp.                                                        613                 $  189,049               0.14%
Mercury General Corp.                                             2,016                 $  106,625               0.08%
Nationwide Financial Services, Inc.                               7,549                 $  265,047               0.20%
Odyssey Re Holdings Corp.                                           696                 $   15,438               0.01%
Old Republic International Corp.                                  5,715                 $  143,046               0.11%
Protective Life Corp.                                             6,738                 $  264,872               0.20%
SAFECO Corp.                                                     18,640                 $  850,917               0.63%
StanCorp Financial Group, Inc.                                      242                 $   17,231               0.01%
Torchmark Corp.                                                   8,178                 $  434,906               0.32%
Transatlantic Holdings, Inc.                                      1,640                 $   89,133               0.07%
Unitrin, Inc.                                                     2,876                 $  119,555               0.09%
UnumProvident Corp.                                              39,635                 $  621,874               0.46%
W. R. Berkley Corp.                                               7,297                 $  307,641               0.23%
                                                                                        ----------               ----
TOTAL INSURANCE                                                                         $9,341,704               6.95%
                                                                                        ----------               ----

INTERNET & CATALOG RETAIL
Netflix, Inc. (a)                                                 2,115                 $   32,614               0.02%
                                                                                        ----------               ----
TOTAL INTERNET & CATALOG RETAIL                                                         $   32,614               0.02%
                                                                                        ----------               ----

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
INTERNET SOFTWARE & SERVICES
Akamai Tecchnologies, Inc. (a)                                    2,690                 $   37,794               0.03%
VeriSign, Inc. (a)                                               23,074                 $  458,712               0.34%
                                                                                        ----------               ----
TOTAL INTERNET SOFTWARE & SERVICES                                                      $  496,506               0.37%
                                                                                        ----------               ----

IT SERVICES
Acxiom Corp. (a)                                                 10,113                 $  240,083               0.18%
Alliance Data Systems Corp.                                       1,409                 $   57,149               0.04%
Certegy, Inc.                                                     1,998                 $   74,346               0.06%
CheckFree Corp. (a)                                               8,302                 $  229,716               0.17%
Computer Sciences Corp. (a)                                      14,990                 $  706,031               0.53%
DST Systems, Inc. (a)                                             4,615                 $  205,228               0.15%
Electronic Data Systems Corp.                                    15,357                 $  297,772               0.22%
Sabre Holdings Corp. (a)                                         15,112                 $  370,697               0.28%
                                                                                        ----------               ----
TOTAL IT SERVICES                                                                       $2,181,022               1.63%
                                                                                        ----------               ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                                  12,669                 $  579,734               0.43%
Eastman Kodak Co.                                                20,665                 $  665,827               0.50%
Hasbro, Inc.                                                      1,617                 $   30,400               0.02%
Polaris Industries, Inc.                                          5,748                 $  320,854               0.24%
                                                                                        ----------               ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                      $1,596,815               1.19%
                                                                                        ----------               ----

MACHINERY
Briggs & Stratton Corp.                                           1,384                 $  112,381               0.08%
Cummins, Inc.                                                     5,138                 $  379,647               0.28%
Dover Corp.                                                       5,090                 $  197,849               0.15%
Eaton Corp.                                                      14,013                 $  888,564               0.66%
Graco, Inc.                                                       5,004                 $  167,633               0.13%
Harsco Corp.                                                      5,396                 $  242,281               0.18%
ITT Industries, Inc.                                              4,324                 $  345,878               0.26%
PACCAR, Inc.                                                     20,891                 $1,443,984               1.08%
Parker-Hannifin Corp.                                            15,586                 $  917,393               0.68%
Pentair, Inc.                                                    13,419                 $  468,458               0.35%
Timken Co. (The)                                                  6,946                 $  171,011               0.13%
                                                                                        ----------               ----
TOTAL MACHINERY                                                                         $5,335,079               3.98%
                                                                                        ----------               ----

MEDIA
Cablevision Systems Corp. New York Group Class A                  6,301                 $  127,784               0.10%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
Gemstar - TV Guide International, Inc. (a)                       10,083                 $   56,969               0.04%
Getty Images, Inc.                                                2,656                 $  146,876               0.11%
Lamar Advertising Co.                                             6,420                 $  267,137               0.20%
McClatchy Co. (The)                                               1,297                 $   91,867               0.07%
Meredith Corp.                                                      884                 $   45,421               0.03%
Metro-Goldwyn-Mayer, Inc. (a)                                       568                 $    6,572               0.00%
Radio One, Inc. Class D                                           2,031                 $   28,902               0.02%
Regal Entertainment Group                                         4,214                 $   80,487               0.06%
Sirius Satellite Radio, Inc.                                     49,914                 $  159,725               0.12%
UnitedGlobalCom, Inc.                                             2,928                 $   21,873               0.02%
Wiley (John) & Sons, Inc.                                         6,296                 $  201,158               0.15%
XM Satellite Radio Holdings, Inc. Class A                         3,766                 $  116,821               0.09%
                                                                                        ----------               ----
TOTAL MEDIA                                                                             $1,351,592               1.01%
                                                                                        ----------               ----

METALS & MINING
Arch Coal, Inc.                                                   5,595                 $  198,566               0.15%
CONSOL Energy, Inc.                                              12,054                 $  420,564               0.31%
Massey Energy Co.                                                10,148                 $  293,582               0.22%
Nucor Corp.                                                      10,561                 $  964,959               0.72%
Peabody Energy Corp.                                              6,951                 $  413,584               0.31%
Phelps Dodge Corp. (a)                                           12,508                 $1,151,110               0.86%
United States Steel Corp.                                        15,146                 $  569,793               0.43%
Worthington Industries, Inc.                                      6,687                 $  142,768               0.11%
                                                                                        ----------               ----
TOTAL METALS & MINING                                                                   $4,154,926               3.11%
                                                                                        ----------               ----

MULTILINE RETAIL
Dillard's, Inc.                                                   8,036                 $  158,631               0.12%
Federated Department Stores, Inc. (a)                            18,496                 $  840,274               0.63%
J.C. Penney Co., Inc. Holding Co.                                32,271                 $1,138,522               0.85%
Kmart Holding Corp.                                               6,324                 $  553,160               0.41%
May Department Stores Co. (The)                                   7,264                 $  186,176               0.14%
Nordstrom, Inc.                                                   6,668                 $  254,983               0.19%
Saks, Inc. (a)                                                    7,822                 $   94,256               0.07%
                                                                                        ----------               ----
TOTAL MULTILINE RETAIL                                                                  $3,226,002               2.41%
                                                                                        ----------               ----

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                              85,218                 $  851,327               0.64%
Constellation Energy Group, Inc.                                  6,863                 $  273,422               0.20%
Dynegy, Inc. Class A (a)                                         28,833                 $  143,877               0.11%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
Energy East Corp.                                                 4,223                $   106,335               0.08%
MDU Resources Group, Inc.                                         7,939                $   209,033               0.16%
National Fuel Gas Co.                                             9,671                $   273,979               0.20%
NRG Energy, Inc. (a)                                              8,531                $   229,825               0.17%
ONEOK, Inc.                                                       7,396                $   192,444               0.14%
Questar Corp.                                                     5,696                $   260,991               0.19%
Reliant Energy, Inc. (a)                                         39,660                $   370,026               0.28%
Westar Energy, Inc.                                               5,838                $   117,928               0.09%
Williams Cos., Inc. (The)                                        69,547                $   841,518               0.63%
                                                                                       -----------               ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                              $ 3,870,705               2.89%
                                                                                       -----------               ----
OFFICE ELECTRONICS
Xerox Corp. (a)                                                  94,982                $ 1,337,346               1.00%
                                                                                       -----------               ----
TOTAL OFFICE ELECTRONICS                                                               $ 1,337,346               1.00%
                                                                                       -----------               ----
OIL & GAS
Amerada Hess Corp.                                               10,355                $   921,595               0.69%
Ashland, Inc.                                                     9,137                $   512,404               0.38%
Chesapeake Energy Corp. (a)                                       6,060                $    95,930               0.07%
EOG Resources, Inc.                                              12,671                $   834,386               0.62%
Kerr-McGee Corp.                                                 23,703                $ 1,356,983               1.01%
Marathon Oil Corp.                                               37,523                $ 1,548,948               1.16%
Murphy Oil Corp.                                                  5,896                $   511,596               0.38%
Newfield Exploration Co. (a)                                      7,728                $   473,261               0.35%
Noble Energy, Inc.                                                7,773                $   452,698               0.34%
Patina Oil & Gas Corp.                                            1,765                $    52,191               0.04%
Pioneer Natural Resources Co.                                     7,521                $   259,335               0.19%
Pogo Producing Co.                                                8,549                $   405,650               0.30%
Premcor, Inc. (a)                                                 1,418                $    54,593               0.04%
Sunoco, Inc.                                                     10,111                $   748,011               0.56%
Unocal Corp.                                                     14,409                $   619,587               0.46%
Valero Energy Corp.                                              17,022                $ 1,365,336               1.02%
Western Gas Resources, Inc.                                       1,941                $    55,492               0.04%
XTO Energy, Inc.                                                 26,177                $   850,229               0.63%
                                                                                       -----------               ----
TOTAL OIL & GAS                                                                        $11,118,225               8.28%
                                                                                       -----------               ----

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                            34,102                $ 1,225,968               0.91%
Louisiana-Pacific Corp.                                          14,554                $   377,675               0.28%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
MeadWestvaco Corp. (a)                                           14,527                 $  463,411               0.35%
Rayonier, Inc.                                                    5,085                 $  230,045               0.17%
                                                                                        ----------               ----
TOTAL PAPER & FOREST PRODUCTS                                                           $2,297,099               1.71%
                                                                                        ----------               ----

PERSONAL PRODUCTS
Estee Lauder Cos., Inc. (The) Class A                            14,464                 $  604,596               0.45%
                                                                                        ----------               ----
TOTAL PERSONAL PRODUCTS                                                                 $  604,596               0.45%
                                                                                        ----------               ----

PHARMACEUTICALS
Endo Pharmaceuticals Holdings, Inc. (a)                             743                 $   13,641               0.01%
Medicis Pharmaceutical Corp. Class A (a)                          2,124                 $   82,921               0.06%
Sepracor, Inc. (a)                                               11,447                 $  558,386               0.42%
                                                                                        ----------               ----
TOTAL PHARMACEUTICALS                                                                   $  654,948               0.49%
                                                                                        ----------               ----

REAL ESTATE
Apartment Investment & Management Co.                             2,954                 $  102,740               0.08%
Archstone-Smith Trust                                             7,972                 $  252,234               0.19%
Arden Realty, Inc.                                                1,146                 $   37,337               0.03%
Avalonbay Communities, Inc.                                       5,162                 $  310,856               0.23%
CBL & Associates Properties, Inc.                                 1,988                 $  121,167               0.09%
Chelsea Property Group, Inc.                                      1,559                 $  104,609               0.08%
Developers Diversified Realty Corp.                               8,403                 $  328,977               0.25%
Equity Office Properties Trust                                   11,212                 $  305,527               0.23%
Equity Residential                                               15,268                 $  473,308               0.35%
Host Marriot Corp.                                               44,905                 $  630,018               0.47%
Plum Creek Timber Co., Inc.                                      13,217                 $  462,992               0.35%
Reckson Associates Realty Corp.                                   6,494                 $  186,702               0.14%
Rouse Co. (The)                                                   1,086                 $   72,632               0.05%
Simon Property Group, Inc.                                        6,242                 $  334,759               0.25%
Trizec Properties, Inc.                                          11,855                 $  189,325               0.14%
Ventas, Inc.                                                      2,096                 $   54,328               0.04%
Vornado Realty Trust                                              3,011                 $  188,729               0.14%
                                                                                        ----------               ----
TOTAL REAL ESTATE                                                                       $4,156,240               3.11%
                                                                                        ----------               ----

ROAD & RAIL
Burlington Northern Santa Fe Corp.                               39,686                 $1,520,370               1.13%
Norfolk Southern Corp.                                           48,108                 $1,430,731               1.07%
Yellow Roadway Corp. (a)                                          3,464                 $  162,427               0.12%
                                                                                        ----------               ----
TOTAL ROAD & RAIL                                                                       $3,113,528               2.32%
                                                                                        ----------               ----

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)                                 21,800                 $  283,400               0.21%
Agere Systems, Inc. (a)                                          14,957                 $   15,256               0.01%
Atmel Corp. (a)                                                  25,627                 $   92,770               0.07%
Cree, Inc.                                                        5,352                 $  163,397               0.12%
Fairchild Semiconductor International, Inc. (a)                   2,187                 $   30,991               0.02%
National Semiconductor Corp. (a)                                  8,982                 $  139,131               0.10%
                                                                                        ----------               ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                          $  724,945               0.53%
                                                                                        ----------               ----

SOFTWARE
Activision, Inc. (a)                                              8,299                 $  115,107               0.09%
Autodesk, Inc.                                                   15,724                 $  764,658               0.57%
BMC Software, Inc. (a)                                           30,121                 $  476,214               0.36%
Citrix Systems, Inc. (a)                                          4,266                 $   74,740               0.06%
Compuware Corp. (a)                                              23,697                 $  122,040               0.09%
McAfee, Inc.                                                      7,263                 $  145,986               0.11%
Reynolds & Reynolds Co. (The)                                     1,979                 $   48,822               0.04%
TIBCO Software, Inc. (a)                                          6,879                 $   58,541               0.04%
                                                                                        ----------               ----
TOTAL SOFTWARE                                                                          $1,806,108               1.36%
                                                                                        ----------               ----

SPECIALTY RETAIL
Abercrombie & Fitch Co. (a)                                      12,637                 $  398,066               0.30%
Advanced Auto Parts, Inc. (a)                                     1,859                 $   63,950               0.05%
American Eagle Outfitters, Inc. (a)                               7,165                 $  264,031               0.20%
AnnTaylor Stores Corp. (a)                                        4,209                 $   98,491               0.07%
AutoZone, Inc. (a)                                                2,148                 $  165,933               0.12%
Barnes & Noble, Inc.                                              3,686                 $  136,382               0.10%
Boise Cascade Corp.                                               2,195                 $   73,049               0.05%
Borders Group, Inc. (a)                                           2,849                 $   70,655               0.05%
Circuit City Stores, Inc.                                        14,314                 $  219,577               0.16%
Claire's Stores, Inc.                                             8,552                 $  214,143               0.16%
Foot Locker, Inc. (a)                                             6,495                 $  153,931               0.11%
Limited Brands                                                   55,345                 $1,233,641               0.92%
Michaels Stores, Inc. (a)                                         4,951                 $  293,149               0.22%
Office Depot, Inc.                                                9,808                 $  147,414               0.11%
PETsMART, Inc. (a)                                               11,168                 $  317,060               0.24%
RadioShack Corp.                                                  9,919                 $  284,080               0.21%
Sherwin-Williams Co. (The)                                       12,971                 $  570,203               0.43%
Talbots, Inc. (The)                                                 715                 $   17,725               0.01%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
Toys "R" Us, Inc. (a)                                            28,626                 $  507,825               0.38%
Urban Outfitters, Inc. (a)                                        3,531                 $  121,467               0.09%
                                                                                        ----------               ----
TOTAL SPECIALTY RETAIL                                                                  $5,350,772               3.98%
                                                                                        ----------               ----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                                  19,277                 $  817,731               0.61%
Fossil, Inc. (a)                                                  1,442                 $   44,616               0.03%
Jones Apparel Group, Inc. (a)                                     4,616                 $  165,253               0.12%
Liz Claiborne, Inc.                                               3,484                 $  131,416               0.10%
Polo Ralph Lauren Corp.                                           3,049                 $  110,892               0.08%
Timberland Co. (The) (a)                                            503                 $   28,571               0.02%
                                                                                        ----------               ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                  $1,298,479               0.96%
                                                                                        ----------               ----

THRIFTS & MORTGAGE FINANCE
Independence Community Bank Corp.                                 5,976                 $  233,363               0.17%
MGIC Investment Corp.                                             3,616                 $  240,645               0.18%
People's Bank                                                     1,209                 $   43,197               0.03%
Webster Financial Corp.                                           1,639                 $   80,950               0.06%
                                                                                        ----------               ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                        $  598,155               0.44%
                                                                                        ----------               ----

TOBACCO
Loews Corp.                                                       7,724                 $  188,232               0.14%
Reynolds American, Inc.                                          13,199                 $  898,059               0.67%
                                                                                        ----------               ----
TOTAL TOBACCO                                                                           $1,086,291               0.81%
                                                                                        ----------               ----

TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                             2,809                 $  161,939               0.12%
Hughes Supply, Inc.                                               3,770                 $  113,364               0.08%
                                                                                        ----------               ----
TOTAL TRADING COMPANIES & DISTRIBUTORS                                                  $  275,303               0.20%
                                                                                        ----------               ----

WIRELESS TELECOMMUNICATION SERVICES
American Tower Corp. (a)                                         16,937                 $  259,983               0.19%
Crown Castle International Corp. (a)                             11,772                 $  175,168               0.13%
Nextel Partners, Inc. (a)                                        12,540                 $  207,913               0.16%
SpectraSite, Inc.                                                 2,821                 $  131,177               0.10%
Telephone & Data Systems, Inc.                                    6,615                 $  556,786               0.42%
United States Cellular Corp. (a)                                  2,066                 $   89,148               0.07%
Western Wireless Corp. (a)                                       10,070                 $  258,901               0.19%
                                                                                        ----------               ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                               $1,679,076               1.26%
                                                                                        ----------               ----

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT              MARKET VALUE           % NET ASSETS
                                                                                      ------------             ------
TOTAL COMMON STOCK                                                                    $133,762,769              99.76%
                                                                                      ------------             ------

INVESTMENT COMPANIES
CAPITAL MARKETS
DIAMONDS Trust Series I (b)                                         985               $     99,377               0.07%
S&P 500 Index-SPDR Trust, Series 1 (b)                               50               $      5,588               0.00%
                                                                                      ------------             ------
TOTAL CAPITAL MARKETS                                                                 $    104,965               0.07%
                                                                                      ------------             ------
TOTAL INVESTMENT COMPANIES                                                            $    104,965               0.07%
                                                                                      ------------             ------
TOTAL INVESTMENTS
                                                                                      ------------             ------
(COST $121,443,414) ( C)                                                              $133,867,734(d)           99.86%
                                                                                      ------------             ------
Cash and Other Assets Less Liabilities                                                $    181,047               0.14%
                                                                                      ------------             ------
NET ASSETS                                                                            $134,048,781             100.00%
                                                                                      ============             ======

(a)   Non-income producing security.

(b) Exchange Traded Fund-represents a basket of securities that are traded on an exchange.

(c)   The cost for federal income tax purposes is $ 121,559,006.

(d) At September 30, 2004 net unrealized appreciation was $ 12,308,728 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $ 13,679,927 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over over market value of $1,371,199.

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                              SHARES / PRINCIPAL
                                                                    AMOUNT                   MARKET VALUE        % NET ASSETS
MAINSTAY VP MID CAP GROWTH PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Alliant Techsystems, Inc. (a)                                       33,300                     $2,014,650             1.26%
L-3 Communications Holdings, Inc.                                   33,100                     $2,217,700             1.39%
United Defense Industries, Inc. (a)                                 57,800                     $2,311,422             1.44%
                                                                                               ----------             ----
TOTAL AEROSPACE & DEFENSE                                                                      $6,543,772             4.09%
                                                                                               ----------             ----

AUTOMOBILES
Winnebago Industries, Inc.                                          75,700                     $2,622,248             1.64%
                                                                                               ----------             ----
TOTAL AUTOMOBILES                                                                              $2,622,248             1.64%
                                                                                               ----------             ----

BIOTECHNOLOGY
Gilead Sciences, Inc. (a)                                           43,800                     $1,637,244             1.02%
Mannkind Corp. (a)                                                  85,400                     $1,711,416             1.07%
                                                                                               ----------             ----
TOTAL BIOTECHNOLOGY                                                                            $3,348,660             2.09%
                                                                                               ----------             ----

BUILDING PRODUCTS
Lennox International, Inc.                                          61,200                     $  914,328             0.57%
                                                                                               ----------             ----
TOTAL BUILDING PRODUCTS                                                                        $  914,328             0.57%
                                                                                               ----------             ----

CAPITAL MARKETS
Affiliated Managers Group, Inc. (a)                                 47,850                     $2,561,889             1.60%
E*TRADE Financial Corp. (a)                                        146,800                     $1,676,456             1.05%
                                                                                               ----------             ----
TOTAL CAPITAL MARKETS                                                                          $4,238,345             2.65%
                                                                                               ----------             ----

COMMERCIAL BANKS
UCBH Holdings, Inc.                                                 47,700                     $1,863,639             1.16%
Westcorp                                                            52,600                     $2,236,552             1.40%
                                                                                               ----------             ----
TOTAL COMMERCIAL BANKS                                                                         $4,100,191             2.56%
                                                                                               ----------             ----

COMMERCIAL SERVICES & SUPPLIES
Corinthian Colleges, Inc. (a)                                       59,600                     $  803,408             0.50%
                                                                                               ----------             ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                           $  803,408             0.50%
                                                                                               ----------             ----

                                                              SHARES / PRINCIPAL
                                                                    AMOUNT                   MARKET VALUE        % NET ASSETS
COMMUNICATIONS EQUIPMENT
Avocent Corp. (a)                                                   13,200                    $   343,596             0.21%
InterDigital Communications Corp. (a)                               41,100                    $   670,752             0.42%
QLogic Corp. (a)                                                    34,200                    $ 1,012,662             0.63%
                                                                                              -----------             ----
TOTAL COMMUNICATIONS EQUIPMENT                                                                $ 2,027,010             1.26%
                                                                                              -----------             ----

CONSTRUCTION & ENGINEERING
Fluor Corp.                                                         41,300                    $ 1,838,676             1.15%
                                                                                              -----------             ----
TOTAL CONSTRUCTION & ENGINEERING                                                              $ 1,838,676             1.15%
                                                                                              -----------             ----

CONSTRUCTION MATERIALS
Eagle Materials, Inc.                                               39,089                    $ 2,787,044             1.74%
Eagle Materials, Inc. Class B                                        2,481                    $   171,188             0.11%
                                                                                              -----------             ----
TOTAL CONSTRUCTION MATERIALS                                                                  $ 2,958,232             1.85%
                                                                                              -----------             ----

CONSUMER FINANCE
Capital One Financial Corp.                                         33,100                    $ 2,446,090             1.53%
Providian Financial Corp. (a)                                      119,700                    $ 1,860,138             1.16%
                                                                                              -----------             ----
TOTAL CONSUMER FINANCE                                                                        $ 4,306,228             2.69%
                                                                                              -----------             ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Amphenol Corp. Class A (a)                                          21,600                    $   740,016             0.46%
CDW Corp.                                                           18,800                    $ 1,090,964             0.68%
Garmin Ltd.                                                         55,400                    $ 2,396,050             1.50%
                                                                                              -----------             ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                      $ 4,227,030             2.64%
                                                                                              -----------             ----

ENERGY EQUIPMENT & SERVICES
National-Oilwell, Inc. (a)                                          73,800                    $ 2,425,068             1.51%
                                                                                              -----------             ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                             $ 2,425,068             1.51%
                                                                                              -----------             ----

HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Cos., Inc.                                                   42,000                    $ 2,879,100             1.80%
Cytyc Corp. (a)                                                    106,900                    $ 2,581,635             1.61%
Fisher Scientific International, Inc. (a)                           30,500                    $ 1,779,065             1.11%
St. Jude Medical, Inc. (a)                                          25,200                    $ 1,896,804             1.18%
Varian Medical Systems, Inc. (a)                                    65,300                    $ 2,257,421             1.41%
                                                                                              -----------             ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                        $11,394,025             7.11%
                                                                                              -----------             ----

HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                                               50,800                    $ 1,629,156             1.02%

                                                              SHARES / PRINCIPAL
                                                                    AMOUNT                   MARKET VALUE        % NET ASSETS
Coventry Health Care, Inc. (a)                                      70,700                    $ 3,773,261             2.36%
First Health Group Corp. (a)                                        69,300                    $ 1,115,037             0.70%
Henry Schein, Inc. (a)                                              30,600                    $ 1,906,686             1.19%
PacifiCare Health Systems, Inc. (a)                                 72,400                    $ 2,657,080             1.66%
Patterson Cos, Inc. (a)                                             18,700                    $ 1,431,672             0.89%
Pharmaceutical Product Development, Inc. (a)                        48,400                    $ 1,742,400             1.09%
Quest Diagnostics, Inc.                                             25,000                    $ 2,205,500             1.38%
WellChoice, Inc. (a)                                                 7,000                    $   261,310             0.16%
                                                                                              -----------             ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                        $16,722,102            10.45%
                                                                                              -----------             ----

HOTELS, RESTAURANTS & LEISURE
Boyd Gaming Corp.                                                   66,500                    $ 1,871,975             1.17%
Penn National Gaming, Inc. (a)                                      58,700                    $ 2,371,480             1.48%
                                                                                              -----------             ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                                           $ 4,243,455             2.65%
                                                                                              -----------             ----

HOUSEHOLD DURABLES
Centex Corp.                                                        34,100                    $ 1,720,686             1.07%
D.R. Horton, Inc.                                                  103,550                    $ 3,428,539             2.14%
Harman International Industries, Inc.                               28,500                    $ 3,070,875             1.92%
Hovnanian Enterprises, Inc. Class A (a)                             58,700                    $ 2,353,870             1.47%
KB HOME                                                             29,400                    $ 2,484,006             1.55%
Lennar Corp.                                                        48,300                    $ 2,299,080             1.44%
Lennar Corp. B Shares                                                2,540                    $   111,252             0.07%
M.D.C. Holdings, Inc.                                               26,360                    $ 1,926,914             1.20%
Mohawk Industries, Inc. (a)                                         31,800                    $ 2,524,602             1.58%
Ryland Group, Inc. (The)                                            23,700                    $ 2,196,042             1.37%
Stanley Works (The)                                                 35,400                    $ 1,505,562             0.94%
Toro Co. (The)                                                      35,200                    $ 2,404,160             1.50%
                                                                                              -----------             ----
TOTAL HOUSEHOLD DURABLES                                                                      $26,025,588            16.25%
                                                                                              -----------             ----

IT SERVICES
Acxiom Corp.                                                        51,600                    $ 1,224,984             0.77%
Affiliated Computer Services, Inc. Class A (a)                      19,300                    $ 1,074,431             0.67%
                                                                                              -----------             ----
TOTAL IT SERVICES                                                                             $ 2,299,415             1.44%
                                                                                              -----------             ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                                     45,400                    $ 2,077,504             1.30%
                                                                                              -----------             ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                            $ 2,077,504             1.30%
                                                                                              -----------             ----

                                                              SHARES / PRINCIPAL
                                                                    AMOUNT                   MARKET VALUE        % NET ASSETS
MACHINERY
Oshkosh Truck Corp.                                                 35,300                     $2,014,218             1.26%
SPX Corp.                                                           33,800                     $1,196,520             0.75%
Terex Corp. (a)                                                     57,500                     $2,495,500             1.56%
                                                                                               ----------             ----
TOTAL MACHINERY                                                                                $5,706,238             3.57%
                                                                                               ----------             ----

METALS & MINING
Arch Coal, Inc.                                                     65,800                     $2,335,242             1.46%
Peabody Energy Corp.                                                41,100                     $2,445,450             1.53%
                                                                                               ----------             ----
TOTAL METALS & MINING                                                                          $4,780,692             2.99%
                                                                                               ----------             ----

OIL & GAS
Chesapeake Energy Corp.                                            126,900                     $2,008,827             1.25%
Newfield Exploration Co. (a)                                        39,000                     $2,388,360             1.49%
                                                                                               ----------             ----
TOTAL OIL & GAS                                                                                $4,397,187             2.74%
                                                                                               ----------             ----

PHARMACEUTICALS
Endo Pharmaceuticals Holdings, Inc. (a)                             73,300                     $1,345,788             0.84%
Eon Labs, Inc. (a)                                                  34,100                     $  739,970             0.46%
                                                                                               ----------             ----
TOTAL PHARMACEUTICALS                                                                          $2,085,758             1.30%
                                                                                               ----------             ----

REAL ESTATE
St. Joe Co. (The)                                                   30,600                     $1,461,762             0.91%
                                                                                               ----------             ----
TOTAL REAL ESTATE                                                                              $1,461,762             0.91%
                                                                                               ----------             ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Altera Corp. (a)                                                    18,100                     $  354,217             0.22%
Integrated Circuit Systems, Inc. (a)                                34,900                     $  750,350             0.47%
Novellus Systems, Inc. (a)                                          24,100                     $  640,819             0.40%
Semtech Corp. (a)                                                   24,000                     $  460,080             0.29%
Silicon Laboratories, Inc. (a)                                      19,200                     $  635,328             0.40%
                                                                                               ----------             ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                 $2,840,794             1.78%
                                                                                               ----------             ----

SOFTWARE
Activision, Inc. (a)                                                72,000                     $  998,641             0.62%
Amdocs Ltd. (a)                                                     26,400                     $  576,312             0.36%
Autodesk, Inc.                                                      27,200                     $1,322,736             0.83%
FactSet Research Systems, Inc.                                      41,600                     $2,005,120             1.25%
Symantec Corp. (a)                                                  24,800                     $1,361,024             0.85%
                                                                                               ----------             ----
TOTAL SOFTWARE                                                                                 $6,263,833             3.91%
                                                                                               ----------             ----

                                                              SHARES / PRINCIPAL
                                                                    AMOUNT                   MARKET VALUE        % NET ASSETS
SPECIALTY RETAIL
Chico's FAS, Inc. (a)                                               54,700                   $  1,870,740             1.17%
Claire's Stores, Inc.                                               85,100                   $  2,130,904             1.33%
Michaels Stores, Inc.                                               42,400                   $  2,510,504             1.57%
Sherwin-Williams Co. (The)                                          32,000                   $  1,406,720             0.88%
                                                                                             ------------           ------
TOTAL SPECIALTY RETAIL                                                                       $  7,918,868             4.95%
                                                                                             ------------           ------

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                                     59,300                   $  2,515,506             1.57%
Warnaco Group, Inc. (The) (a)                                       83,000                   $  1,845,090             1.15%
                                                                                             ------------           ------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                       $  4,360,596             2.72%
                                                                                             ------------           ------

THRIFTS & MORTGAGE FINANCE
Doral Financial Corp.                                               51,050                   $  2,117,044             1.32%
IndyMac Bancorp, Inc.                                               84,200                   $  3,048,040             1.90%
New Century Financial Corp.                                         60,300                   $  3,631,266             2.27%
New York Community Bancorp, Inc.                                   102,200                   $  2,099,188             1.31%
PMI Group, Inc. (The)                                               47,700                   $  1,935,666             1.21%
                                                                                             ------------           ------
TOTAL THRIFTS & MORTGAGE FINANCE                                                             $ 12,831,204             8.01%
                                                                                             ------------           ------
TOTAL COMMON STOCK                                                                           $155,762,217            97.28%
                                                                                             ------------           ------

COMMERCIAL PAPER
Federal Home Loan Bank                                          $1,610,000                   $  1,609,781             1.01%
  1.63% due 10/4/04
UBS Finance (Delaware) LLC                                      $  705,000                   $    705,000             0.44%
  1.88% due 10/1/04
                                                                                             ------------           ------
TOTAL COMMERCIAL PAPER                                                                       $  2,314,781             1.45%
                                                                                             ------------           ------
TOTAL INVESTMENTS
  (Cost $133,586,575) (b)                                                                    $158,076,998 (c)        98.73%
Cash and Other Assets Less Liabilities                                                       $  2,020,198             1.27%
                                                                                             ------------           ------
NET ASSETS                                                                                   $160,097,196           100.00%
                                                                                             ============           ======

(a)   Non-income producing security.

(b)   The cost or federal income tax purposes is $133,777,300.

(c) At September 30, 2004 net unrealized appreciation was $24,299,698 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $27,826,440 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,526,742.

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
MAINSTAY VP MID CAP VALUE PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Raytheon Co.                                                         90,700             $ 3,444,786           1.20%
                                                                                        -----------           ----
TOTAL AEROSPACE & DEFENSE                                                               $ 3,444,786           1.20%
                                                                                        -----------           ----

AUTO COMPONENTS
Delphi Corp.                                                        271,100             $ 2,518,519           0.88%
TRW Automotive Holdings Corp. (a)                                   141,900             $ 2,674,815           0.94%
                                                                                        -----------           ----
TOTAL AUTO COMPONENTS                                                                   $ 5,193,334           1.82%
                                                                                        -----------           ----

CHEMICALS
Air Products & Chemicals, Inc.                                       18,450             $ 1,003,311           0.35%
Arch Chemicals, Inc.                                                141,100             $ 4,021,350           1.41%
Crompton Corp.                                                      570,500             $ 5,414,045           1.89%
IMC Global, Inc. (a)                                                 16,900             $   293,891           0.10%
Olin Corp.                                                          203,375             $ 4,067,500           1.42%
                                                                                        -----------           ----
TOTAL CHEMICALS                                                                         $14,800,097           5.17%
                                                                                        -----------           ----

COMMERCIAL BANKS
Compass Bancshares, Inc.                                            103,570             $ 4,538,437           1.59%
Hibernia Corp.                                                       50,997             $ 1,346,831           0.47%
Marshall & Ilsley Corp.                                              36,873             $ 1,485,982           0.52%
SouthTrust Corp.                                                    132,159             $ 5,505,744           1.93%
                                                                                        -----------           ----
TOTAL COMMERCIAL BANKS                                                                  $12,876,994           4.51%
                                                                                        -----------           ----

COMMERCIAL SERVICES & SUPPLIES
Imagistics International, Inc. (a)                                    7,036             $   236,413           0.08%
Pitney Bowes, Inc.                                                  177,800             $ 7,840,980           2.74%
                                                                                        -----------           ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                    $ 8,077,393           2.82%
                                                                                        -----------           ----

CONTAINERS & PACKAGING
Owens-Illinois, Inc. (a)                                             42,300             $   676,800           0.24%
Smurfit-Stone Container Corp. (a)                                   392,800             $ 7,608,536           2.66%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
Temple-Inland, Inc.                                                 180,500             $12,120,575           4.24%
                                                                                        -----------          -----
TOTAL CONTAINERS & PACKAGING                                                            $20,405,911           7.14%
                                                                                        -----------          -----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                         44,700             $ 2,454,477           0.86%
                                                                                        -----------          -----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                            $ 2,454,477           0.86%
                                                                                        -----------          -----

ELECTRIC UTILITIES
DTE Energy Co.                                                       85,400             $ 3,603,026           1.26%
Entergy Corp.                                                        52,400             $ 3,175,964           1.11%
PG&E Corp. (a)                                                       41,994             $ 1,276,618           0.45%
PPL Corp.                                                            98,300             $ 4,637,794           1.62%
                                                                                        -----------          -----
TOTAL ELECTRIC UTILITIES                                                                $12,693,402           4.44%
                                                                                        -----------          -----

ENERGY EQUIPMENT & SERVICES
Diamond Offshore Drilling, Inc.                                      56,900             $ 1,877,131           0.66%
ENSCO International, Inc.                                           462,800             $15,119,676           5.29%
GlobalSantaFe Corp.                                                 397,000             $12,168,050           4.26%
Pride International, Inc. (a)                                       406,200             $ 8,038,698           2.81%
Rowan Cos., Inc. (a)                                                569,300             $15,029,520           5.26%
Transocean, Inc. (a)                                                412,500             $14,759,250           5.16%
                                                                                        -----------          -----
TOTAL ENERGY EQUIPMENT & SERVICES                                                       $66,992,325          23.44%
                                                                                        -----------          -----

FOOD & STAPLES RETAILING
Safeway, Inc. (a)                                                    92,000             $ 1,776,520           0.62%
                                                                                        -----------          -----
TOTAL FOOD & STAPLES RETAILING                                                          $ 1,776,520           0.62%
                                                                                        -----------          -----

FOOD PRODUCTS
Cadbury Schwppes PLC ADR (b)                                         37,300             $ 1,152,943           0.40%
                                                                                        -----------          -----
TOTAL FOOD PRODUCTS                                                                     $ 1,152,943           0.40%
                                                                                        -----------          -----

HEALTH CARE PROVIDERS & SERVICES
Apria Healthcare Group, Inc. (a)                                     77,500             $ 2,111,875           0.74%
Universal Health Services, Inc. Class B ADR (b)                      23,600             $ 1,026,600           0.36%
                                                                                        -----------          -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                  $ 3,138,475           1.10%
                                                                                        -----------          -----

INSURANCE
Axis Capital Holdings, Ltd.                                           6,600             $   171,600           0.06%
Hartford Financial Services Group, Inc. (The)                        81,100             $ 5,022,523           1.76%
St. Paul Travelers Cos., Inc. (The)                                  35,800             $ 1,183,548           0.41%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
                                                                                        -----------          -----
TOTAL INSURANCE                                                                         $ 6,377,671           2.23%
                                                                                        -----------          -----

IT SERVICES
Computer Sciences Corp. (a)                                          54,200             $ 2,552,820           0.89%
                                                                                        -----------          -----
TOTAL IT SERVICES                                                                       $ 2,552,820           0.89%
                                                                                        -----------          -----

LEISURE EQUIPMENT & PRODUCTS
Callaway Golf Co.                                                   110,600             $ 1,169,042           0.41%
Mattel, Inc.                                                         74,000             $ 1,341,620           0.47%
                                                                                        -----------          -----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                      $ 2,510,662           0.88%
                                                                                        -----------          -----

MACHINERY
AGCO Corp. (a)                                                      176,900             $ 4,001,478           1.40%
Cummins, Inc.                                                       147,900             $10,928,331           3.82%
Navistar International Corp. (a)                                    341,580             $12,703,360           4.44%
Timken Co. (The)                                                    310,300             $ 7,639,586           2.67%
                                                                                        -----------          -----
TOTAL MACHINERY                                                                         $35,272,755          12.33%
                                                                                        -----------          -----

MEDIA
Regal Entertainment Group                                           122,700             $ 2,343,570           0.82%
                                                                                        -----------          -----
TOTAL MEDIA                                                                             $ 2,343,570           0.82%
                                                                                        -----------          -----

MULTI-UTILITIES & UNREGULATED POWER
Constellation Energy Group, Inc.                                     43,700             $ 1,741,008           0.61%
                                                                                        -----------          -----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                               $ 1,741,008           0.61%
                                                                                        -----------          -----

OIL & GAS
Kerr-McGee Corp.                                                     79,500             $ 4,551,375           1.59%
Premcor, Inc. (a)                                                    69,700             $ 2,683,450           0.94%
                                                                                        -----------          -----
TOTAL OIL & GAS                                                                         $ 7,234,825           2.53%
                                                                                        -----------          -----

PAPER & FOREST PRODUCTS
Bowater, Inc.                                                       302,910             $11,568,133           4.05%
MeadWestvaco Corp.                                                  132,551             $ 4,228,377           1.48%
                                                                                        -----------          -----
TOTAL PAPER & FOREST PRODUCTS                                                           $15,796,510           5.53%
                                                                                        -----------          -----

REAL ESTATE
Highwoods Properties, Inc.                                           90,700             $ 2,232,127           0.78%
                                                                                        -----------          -----
TOTAL REAL ESTATE                                                                       $ 2,232,127           0.78%
                                                                                        -----------          -----

ROAD & RAIL

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
Burlington Northern Santa Fe Corp.                                  188,000            $  7,202,280           2.52%
CSX Corp.                                                            59,500            $  1,975,400           0.69%
                                                                                       ------------         ------
TOTAL ROAD & RAIL                                                                      $  9,177,680           3.21%
                                                                                       ------------         ------

SOFTWARE
BMC Software, Inc. (a)                                               59,900            $    947,019           0.33%
                                                                                       ------------         ------
TOTAL SOFTWARE                                                                         $    947,019           0.33%
                                                                                       ------------         ------

SPECIALTY RETAIL
Boise Cascade Corp.                                                 202,000            $  6,722,560           2.35%
Limited Brands                                                       58,100            $  1,295,049           0.45%
Payless ShoeSource, Inc. (a)                                        128,500            $  1,301,705           0.46%
                                                                                       ------------         ------
TOTAL SPECIALTY RETAIL                                                                 $  9,319,314           3.26%
                                                                                       ------------         ------

THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The)                                               124,300            $  5,044,094           1.76%
Sovereign Bancorp, Inc.                                             155,041            $  3,382,995           1.18%
                                                                                       ------------         ------
TOTAL THRIFTS & MORTGAGE FINANCE                                                       $  8,427,089           2.94%
                                                                                       ------------         ------
TOTAL COMMON STOCK                                                                     $256,939,707          89.86%
                                                                                       ------------         ------

COMMERCIAL PAPER
American General Finance Corp.                                   $1,940,000            $  1,939,715           0.68%
  1.76% due 10/4/04
Federal Home Loan Bank                                           $4,000,000            $  3,999,457           1.40%
  1.63% due 10/4/04
Federal National Mortgage Association                            $6,790,000            $  6,788,415           2.37%
  1.68% due 10/6/04
Federal National Mortgage Association                            $1,630,000            $  1,629,687           0.57%
  1.73% due 10/5/04
Federal National Mortgage Association                              $565,000            $    564,895           0.20%
  1.67% due 10/5/04
General Electric Co.                                             $2,220,000            $  2,219,352           0.78%
  1.75% due 10/7/04
Morgan Stanley Dean Witter & Co.                                 $5,000,000            $  4,997,033           1.75%
  1.78% due 10/13/04
Morgan Stanley Dean Witter & Co.                                 $4,000,000            $  3,996,636           1.40%
  1.78% due 10/18/04
UBS Finance (Delaware) LLC                                       $7,405,000            $  7,405,000           2.59%
  1.88% due 10/1/04

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
GOVERNMENT AGENCIES
Freddie Mac Discount Note                                        $3,065,000            $  3,064,443           1.07%
  1.635% due 10/5/04
                                                                                       ------------         ------
TOTAL GOVERNMENT AGENCIES                                                              $  3,064,443           1.07%
                                                                                       ------------         ------
TOTAL COMMERCIAL PAPER                                                                 $ 36,604,633          12.81%
                                                                                       ------------         ------
TOTAL INVESTMENTS
   (Cost $258,993,109) (c)                                                             $293,544,340         102.67%
                                                                                       ------------         ------

Liabilities in Excess of Cash and Other Assets                                        ($  7,638,776)         -2.67%
                                                                                       ------------         ------
NET ASSETS                                                                             $285,905,564         100.00%
                                                                                       ============         ======

(a)   Non-income producing security.

(b)   ADR - American Depository Receipt.

(c)   The cost for federal income tax purposes is $259,148,397.

(d) At September 30, 2004 net unrealized appreciation was $34,395,943, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $37,169,314 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,773,371.

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
MAINSTAY VP SMALL CAP GROWTH PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Alliant Techsystems, Inc. (a)                                       11,700               $  707,850          0.51%
                                                                                         ----------          ----
TOTAL AEROSPACE & DEFENSE                                                                $  707,850          0.51%
                                                                                         ----------          ----

AUTOMOBILES
Winnebago Industries, Inc.                                          39,600               $1,371,744          0.99%
                                                                                         ----------          ----
TOTAL AUTOMOBILES                                                                        $1,371,744          0.99%
                                                                                         ----------          ----

BIOTECHNOLOGY
Alkermes, Inc. (a)                                                  59,500               $  686,630          0.50%
Mannkind Corp. (a)                                                  23,700               $  474,948          0.34%
Nabi Biopharmaceuticals (a)                                         56,200               $  751,956          0.54%
Neurocrine Biosciences, Inc. (a)                                    16,800               $  792,288          0.57%
OSI Pharmaceuticals, Inc. (a)                                       17,400               $1,069,404          0.77%
Telik, Inc. (a)                                                     50,400               $1,123,920          0.81%
                                                                                         ----------          ----
TOTAL BIOTECHNOLOGY                                                                      $4,899,146          3.53%
                                                                                         ----------          ----

CAPITAL MARKETS
Affiliated Managers Group, Inc. (a)(b)                              33,800               $1,809,652          1.31%
Investors Financial Services Corp.                                  36,400               $1,642,732          1.18%
Jefferies Group, Inc.                                               52,800               $1,820,016          1.31%
                                                                                         ----------          ----
TOTAL CAPITAL MARKETS                                                                    $5,272,400          3.80%
                                                                                         ----------          ----

COMMERCIAL BANKS
UCBH Holdings, Inc.                                                 46,900               $1,832,383          1.32%
Westcorp                                                            41,500               $1,764,580          1.27%
Wintrust Financial Corp.                                            38,000               $2,176,640          1.57%
                                                                                         ----------          ----
TOTAL COMMERCIAL BANKS                                                                   $5,773,603          4.16%
                                                                                         ----------          ----

COMMERCIAL SERVICES & SUPPLIES
Corinthian Colleges, Inc. (a)                                       45,200               $  609,296          0.44%
Corporate Executive Board Co. (The)                                 31,600               $1,935,184          1.39%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
                                                                                         ----------          ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                     $2,544,480          1.83%
                                                                                         ----------          ----

COMMUNICATIONS EQUIPMENT
Avocent Corp. (a)                                                   33,400               $  869,402          0.62%
Ixia (a)                                                            82,400               $  800,928          0.58%
                                                                                         ----------          ----
TOTAL COMMUNICATIONS EQUIPMENT                                                           $1,670,330          1.20%
                                                                                         ----------          ----

COMPUTERS & PERIPHERALS
Applied Films Corp. (a)                                             41,900               $  754,619          0.54%
                                                                                         ----------          ----
TOTAL COMPUTERS & PERIPHERALS                                                            $  754,619          0.54%
                                                                                         ----------          ----

CONSTRUCTION MATERIALS
Eagle Materials, Inc.                                               12,200               $  869,860          0.63%
                                                                                         ----------          ----
TOTAL CONSTRUCTION MATERIALS                                                             $  869,860          0.63%
                                                                                         ----------          ----

ELECTRICAL EQUIPMENT
Roper Industries, Inc.                                              34,600               $1,988,116          1.43%
                                                                                         ----------          ----
TOTAL ELECTRICAL EQUIPMENT                                                               $1,988,116          1.43%
                                                                                         ----------          ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Amphenol Corp. Class A (a)                                          22,700               $  777,702          0.56%
FARO Technologies, Inc. (a)                                         45,700               $  929,538          0.67%
FLIR Systems, Inc. (a)                                              22,000               $1,287,000          0.93%
Global Imaging Systems, Inc. (a)                                    35,300               $1,097,124          0.79%
ScanSource, Inc. (a)                                                26,800               $1,709,840          1.23%
Trimble Navigation Ltd. (a)                                         48,000               $1,516,800          1.10%
                                                                                         ----------          ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                 $7,318,004          5.28%
                                                                                         ----------          ----

ENERGY EQUIPMENT & SERVICES
Cal Dive International, , Inc. (a)                                  47,000               $1,674,140          1.21%
Grey Wolf, Inc. (a)                                                144,800               $  708,072          0.51%
Key Energy Services, Inc. (a)                                      149,300               $1,649,765          1.19%
Maverick Tube Corp. (a)                                             53,400               $1,645,254          1.19%
Superior Energy Services, Inc. (a)                                 132,700               $1,714,484          1.23%
TETRA Technologies, Inc. (a)                                        52,000               $1,614,600          1.16%
                                                                                         ----------          ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                        $9,006,315          6.49%
                                                                                         ----------          ----

HEALTH CARE EQUIPMENT & SUPPLIES
ArthroCare Corp. (a)(b)                                             36,600               $1,072,014          0.77%
Cooper Cos., Inc.                                                   31,400               $2,152,470          1.55%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
Cytyc Corp. (a)                                                     74,600              $ 1,801,590          1.30%
Dade Behring Holdings, Inc. (a)                                     23,400              $ 1,303,801          0.94%
Integra LifeSciences Holdings (a)                                   39,300              $ 1,261,923          0.91%
Mine Safety Appliances Co.                                          19,400              $   789,968          0.57%
Nektar Therapeutics (a)                                             58,900              $   852,872          0.61%
Respironics, Inc. (a)                                               23,000              $ 1,229,120          0.89%
                                                                                        -----------          ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                  $10,463,758          7.54%
                                                                                        -----------          ----

HEALTH CARE PROVIDERS & SERVICES
AmSurg Corp. (a)                                                    24,400              $   516,792          0.37%
Coventry Health Care, Inc. (a)                                      29,350              $ 1,566,410          1.13%
First Health Group Corp. (a)                                        60,900              $   979,881          0.71%
Molina Healthcare, Inc. (a)                                         34,600              $ 1,228,300          0.89%
Odyssey Healthcare, Inc. (a)                                        45,400              $   805,850          0.58%
PSS World Medical, Inc. (a)                                         39,000              $   391,560          0.28%
Sierra Health Services, Inc. (a)                                    47,400              $ 2,271,882          1.64%
United Surgical Partners International, Inc. (a)                    16,300              $   559,905          0.40%
VCA Antech, Inc. (a)                                                81,000              $ 1,671,030          1.20%
                                                                                        -----------          ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                  $ 9,991,610          7.20%
                                                                                        -----------          ----

HOTELS, RESTAURANTS & LEISURE
P.F. Chang's China Bistro, Inc. (a)(b)                              30,200              $ 1,464,398          1.06%
Panera Bread Co. Class A (a)(b)                                     40,900              $ 1,535,386          1.11%
Penn National Gaming, Inc. (a)                                      33,900              $ 1,369,560          0.99%
Scientific Games Corp. (a)                                          68,400              $ 1,306,440          0.94%
Station Casinos, Inc.                                               44,800              $ 2,196,992          1.58%
WMS Industries, Inc. (a)(b)                                         48,600              $ 1,248,534          0.90%
                                                                                        -----------          ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                                     $ 9,121,310          6.58%
                                                                                        -----------          ----

HOUSEHOLD DURABLES
Hovnanian Enterprises, Inc. Class A (a)                             56,700              $ 2,273,670          1.64%
Jarden Corp. (a)                                                    46,000              $ 1,678,540          1.21%
M.D.C. Holdings, Inc.                                               27,930              $ 2,041,683          1.47%
Meritage Corp. (a)                                                  19,300              $ 1,516,980          1.09%
Ryland Group, Inc. (The)                                            21,800              $ 2,019,988          1.46%
WCI Communities, Inc. (a)                                          100,100              $ 2,332,330          1.68%
Yankee Candle Co., Inc. (The) (a)                                   57,500              $ 1,665,200          1.20%
                                                                                        -----------          ----
TOTAL HOUSEHOLD DURABLES                                                                $13,528,391          9.75%
                                                                                        -----------          ----

INTERNET & CATALOG RETAIL

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
Coldwater Creek, Inc. (a)                                           63,750              $ 1,330,462          0.96%
                                                                                        -----------          ----
TOTAL INTERNET & CATALOG RETAIL                                                         $ 1,330,462          0.96%
                                                                                        -----------          ----

INTERNET SOFTWARE & SERVICES
Digitas, Inc. (a)                                                  131,900              $ 1,019,587          0.73%
Radware Ltd. (a)                                                     8,700              $   191,400          0.14%
                                                                                        -----------          ----
TOTAL INTERNET SOFTWARE & SERVICES                                                      $ 1,210,987          0.87%
                                                                                        -----------          ----

IT SERVICES
StarTek, Inc.                                                       46,100              $ 1,445,696          1.04%
                                                                                        -----------          ----
TOTAL IT SERVICES                                                                       $ 1,445,696          1.04%
                                                                                        -----------          ----

MACHINERY
Actuant Corp. (a)                                                   45,000              $ 1,854,450          1.34%
CLARCOR, Inc.                                                       30,900              $ 1,473,003          1.06%
Cummins, Inc. (b)                                                   23,600              $ 1,743,804          1.26%
Terex Corp. (a)                                                     47,800              $ 2,074,520          1.49%
Wabash National Corp. (a)                                           70,600              $ 1,939,382          1.40%
Wabtec Corp.                                                        74,300              $ 1,388,667          1.00%
                                                                                        -----------          ----
TOTAL MACHINERY                                                                         $10,473,826          7.55%
                                                                                        -----------          ----

MARINE
Kirby Corp. (a)                                                     35,800              $ 1,437,370          1.04%
                                                                                        -----------          ----
TOTAL MARINE                                                                            $ 1,437,370          1.04%
                                                                                        -----------          ----

METALS & MINING
Arch Coal, Inc.                                                     56,700              $ 2,012,283          1.45%
                                                                                        -----------          ----
TOTAL METALS & MINING                                                                   $ 2,012,283          1.45%
                                                                                        -----------          ----

OIL & GAS
OMI Corp.                                                           43,100              $   690,462          0.50%
                                                                                        -----------          ----
TOTAL OIL & GAS                                                                         $   690,462          0.50%
                                                                                        -----------          ----

PERSONAL PRODUCTS
Chattem, Inc. (a)                                                   52,200              $ 1,683,450          1.21%
                                                                                        -----------          ----
TOTAL PERSONAL PRODUCTS                                                                 $ 1,683,450          1.21%
                                                                                        -----------          ----

PHARMACEUTICALS
Able Laboratories, Inc. (a)                                         28,700              $   549,892          0.40%
AtheroGenics, Inc. (a)(b)                                           23,300              $   767,735          0.55%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
Medicis Pharmaceutical Corp. Class A                                32,100               $1,253,184          0.90%
MGI Pharma, Inc. (a)                                                46,300               $1,235,747          0.89%
Salix Pharmaceuticals, Ltd. (a)                                     39,100               $  841,432          0.61%
                                                                                         ----------          ----
TOTAL PHARMACEUTICALS                                                                    $4,647,990          3.35%
                                                                                         ----------          ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
AMIS Holdings, Inc. (a)                                             16,100               $  217,672          0.16%
ATMI, Inc. (a)                                                      12,600               $  258,048          0.18%
Integrated Circuit Systems, Inc. (a)                                11,700               $  251,550          0.18%
Sigmatel, Inc. (a)                                                  48,800               $1,035,048          0.75%
Tessera Technologies, Inc. (a)                                      17,800               $  393,380          0.28%
                                                                                         ----------          ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                           $2,155,698          1.55%
                                                                                         ----------          ----

SOFTWARE
Altiris, Inc. (a)                                                   19,200               $  607,680          0.44%
Epicor Software Corp. (a)                                           86,900               $1,045,407          0.76%
FactSet Research Systems, Inc.                                      20,500               $  988,100          0.71%
MICROS Systems, Inc. (a)                                            15,600               $  781,092          0.56%
Open Solutions, Inc. (a)                                            41,800               $1,043,746          0.75%
Progress Software Corp. (a)                                         48,100               $  957,190          0.69%
                                                                                         ----------          ----
TOTAL SOFTWARE                                                                           $5,423,215          3.91%
                                                                                         ----------          ----

SPECIALTY RETAIL
A.C. Moore Arts & Crafts, Inc. (a)                                  36,400               $  900,172          0.65%
Guitar Center, Inc. (a)                                             43,800               $1,896,540          1.37%
Hibbett Sporting Goods, Inc. (a)                                    40,950               $  839,065          0.61%
PETCO Animal Supplies, Inc. (a)                                     48,500               $1,584,010          1.14%
Sharper Image Corp. (a)                                             49,400               $1,059,630          0.76%
                                                                                         ----------          ----
TOTAL SPECIALTY RETAIL                                                                   $6,279,417          4.53%
                                                                                         ----------          ----

TEXTILES, APPAREL & LUXURY GOODS
Fossil, Inc. (a)                                                    74,500               $2,305,030          1.66%
                                                                                         ----------          ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                   $2,305,030          1.66%
                                                                                         ----------          ----

THRIFTS & MORTGAGE FINANCE
Commercial Capital Bancorp, Inc.                                    78,966               $1,791,739          1.29%
Dime Community Bancshares                                           69,600               $1,169,280          0.84%
New Century Financial Corp.                                         10,800               $  650,376          0.47%
                                                                                         ----------          ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                         $3,611,395          2.60%
                                                                                         ----------          ----

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
TRADING COMPANIES & DISTRIBUTORS
Hughes Supply, Inc.                                                 57,600             $  1,732,032          1.25%
MSC Industrial Direct Co., Inc. Class A                             63,900             $  2,177,712          1.57%
                                                                                       ------------         -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                                                 $  3,909,744          2.82%
                                                                                       ------------         -----

WIRELESS TELECOMMUNICATION SERVICES
JAMDAT Mobile, Inc. (a)                                              6,400             $    147,648          0.11%
                                                                                       ------------         -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                              $    147,648          0.11%
                                                                                       ------------         -----
TOTAL COMMON STOCK                                                                     $134,046,209         96.61%
                                                                                       ------------         -----

COMMERCIAL PAPER
Federal Home Loan Bank                                          $2,645,000             $  2,644,641          1.91%
1.63% due 10/4/04
UBS Finance (Delaware) LLC                                      $2,905,000             $  2,905,000          2.09%
1.88% due 10/1/04

                                                                                       ------------         -----
TOTAL COMMERCIAL PAPER                                                                 $  5,549,641          4.00%
                                                                                       ------------         -----

INVESTMENT COMPANY
AIM Institutional Funds Group (c)                               $2,650,221             $  2,650,221          1.91%
                                                                                       ------------         -----
TOTAL INVESTMENT COMPANY                                                               $  2,650,221          1.91%
                                                                                       ------------         -----

MASTER NOTE
Banc of America Securities LLC
   1.9749%, due 10/1/04 (c)                                     $  400,000             $    400,000          0.29%
                                                                                       ------------         -----
TOTAL MASTER NOTE                                                                      $    400,000          0.29%
                                                                                       ------------         -----

REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
   1.9249%, dated 9/30/04
   due 10/1/04
   Proceeds at Maturity
   $3,100,166 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $2,948,236 and a Market
   Value of $3,162,071)                                         $3,100,000             $  3,100,000          2.24%
Lehman Brothers, Inc.
   1.9249%, dated 9/30/04
   due 10/1/04
   Proceeds at Maturity
   $300,016 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $362,546 and a Market
   Value of $309,574)                                           $  300,000             $    300,000          0.22%
Merrill Lynch Pierce Fenner & Smith, Inc.
   1.9549%, dated 9/30/04
   due 10/1/04

   Proceeds at Maturity
   $2,100,114 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $2,293,539 and a Market
   Value of $2,205,031)                                         $2,100,000             $  2,100,000          1.51%
                                                                                       ------------        ------
TOTAL REPURCHASE AGREEMENTS                                                            $  5,500,000          3.97%
                                                                                       ------------        ------

TOTAL INVESTMENTS
   (Cost $132,475,225) (d)                                                             $148,146,071(e)     106.78%
Liabilities in Excess of
   Cash and Other Assets                                                              ($  9,403,189)        -6.78%
                                                                                       ------------        ------
NET ASSETS                                                                             $138,742,882        100.00%
                                                                                       ============        ======

(a) Non-income producing security.
(b) Represents security, or a portion thereof, which is out on loan.
(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d) The cost for federal income tax purposes is $132,673,675.
(e) At September 30, 2004 net unrealized appreciation was $15,472,396, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $18,321,672 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,849,276.

PORTFOLIO HOLDINGS
As of September 30, 2004 (unaudited)

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
MAINSTAY VP S&P 500 INDEX PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                                   105,886              $ 5,465,836          0.41%
General Dynamics Corp.                                              24,989              $ 2,551,376          0.19%
Goodrich Corp.                                                      14,807              $   464,348          0.03%
Honeywell International, Inc.                                      108,556              $ 3,892,820          0.29%
Lockheed Martin Corp.                                               56,176              $ 3,133,497          0.24%
Northrop Grumman Corp.                                              45,401              $ 2,421,236          0.18%
Raytheon Co.                                                        56,527              $ 2,146,894          0.16%
Rockwell Collins, Inc.                                              22,625              $   840,294          0.06%
United Technologies Corp.                                           64,570              $ 6,029,547          0.45%
                                                                                        -----------          ----
TOTAL AEROSPACE & DEFENSE                                                               $26,945,848          2.01%
                                                                                        -----------          ----

AIR FREIGHT & LOGISTICS
FedEx Corp.                                                         37,872              $ 3,245,252          0.24%
Ryder System, Inc.                                                   7,993              $   375,990          0.03%
United Parcel Service, Inc. Class B                                141,929              $10,775,250          0.81%
                                                                                        -----------          ----
TOTAL AIR FREIGHT & LOGISTICS                                                           $14,396,492          1.08%
                                                                                        -----------          ----

AIRLINES
Delta Air Lines, Inc. (a)                                           15,676              $    51,576          0.00%
Southwest Airlines Co.                                              99,168              $ 1,350,670          0.10%
                                                                                        -----------          ----
TOTAL AIRLINES                                                                          $ 1,402,246          0.10%
                                                                                        -----------          ----

AUTO COMPONENTS
Cooper Tire & Rubber Co.                                             9,423              $   190,063          0.01%
Dana Corp.                                                          18,850              $   333,458          0.03%
Delphi Corp.                                                        71,004              $   659,625          0.05%
Goodyear Tire & Rubber Co. (The) (a)                                21,063              $   226,219          0.02%
Johnson Controls, Inc.                                              23,871              $ 1,356,112          0.10%
Visteon Corp.                                                       17,343              $   138,570          0.01%
                                                                                        -----------          ----
TOTAL AUTO COMPONENTS                                                                   $ 2,904,047          0.22%
                                                                                        -----------          ----

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
AUTOMOBILES
Ford Motor Co.                                                     230,955              $ 3,244,916          0.24%
General Motors Corp.                                                70,947              $ 3,013,828          0.23%
Harley-Davidson, Inc.                                               37,198              $ 2,211,049          0.17%
                                                                                        -----------          ----
TOTAL AUTOMOBILES                                                                       $ 8,469,793          0.64%
                                                                                        -----------          ----

BEVERAGES
Adolph Coors Co. Class B                                             4,697              $   319,021          0.02%
Anheuser-Busch Cos., Inc.                                          101,430              $ 5,066,427          0.38%
Brown-Forman Corp.                                                  15,358              $   703,398          0.05%
Coca-Cola Co. (The) (c)                                            306,181              $12,262,548          0.92%
Coca-Cola Enterprises, Inc.                                         59,292              $ 1,120,620          0.08%
Pepsi Bottling Group, Inc. (The)                                    32,750              $   889,162          0.07%
PepsiCo, Inc.                                                      213,718              $10,397,380          0.78%
                                                                                        -----------          ----
TOTAL BEVERAGES                                                                         $30,758,556          2.30%
                                                                                        -----------          ----

BIOTECHNOLOGY
Amgen, Inc. (a)                                                    159,754              $ 9,054,855          0.68%
Biogen Idec, Inc. (a)                                               42,852              $ 2,621,256          0.20%
Chiron Corp. (a)                                                    23,696              $ 1,047,363          0.08%
Genzyme Corp. (a)                                                   28,591              $ 1,555,636          0.12%
Gilead Sciences, Inc.                                               54,364              $ 2,032,126          0.15%
MedImmune, Inc. (a)                                                 31,913              $   756,339          0.06%
                                                                                        -----------          ----
TOTAL BIOTECHNOLOGY                                                                     $17,067,575          1.29%
                                                                                        -----------          ----

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                                    27,435              $ 1,067,496          0.08%
Masco Corp.                                                         54,675              $ 1,887,926          0.14%
                                                                                        -----------          ----
TOTAL BUILDING PRODUCTS                                                                 $ 2,955,422          0.22%
                                                                                        -----------          ----

CAPITAL MARKETS
Bank of New York Co., Inc. (The)                                    97,607              $ 2,847,195          0.21%
Bear Stearns Cos., Inc. (The)                                       12,960              $ 1,246,362          0.09%
Charles Schwab Corp. (The)                                         170,543              $ 1,567,290          0.12%
E*TRADE Financial Corp. (a)                                         46,160              $   527,147          0.04%
Federated Investors, Inc. Class B                                   13,720              $   390,197          0.03%
Franklin Resources, Inc.                                            31,554              $ 1,759,451          0.13%
Goldman Sachs Group, Inc. (The)                                     61,324              $ 5,717,850          0.43%
Janus Capital Group, Inc.                                           30,362              $   413,227          0.03%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
Lehman Brothers Holdings, Inc.                                      34,258              $ 2,731,048          0.21%
Mellon Financial Corp.                                              53,572              $ 1,483,407          0.11%
Merrill Lynch & Co., Inc.                                          118,561              $ 5,894,852          0.44%
Morgan Stanley                                                     138,394              $ 6,822,823          0.51%
Northern Trust Corp.                                                28,100              $ 1,146,479          0.09%
State Street Corp.                                                  42,365              $ 1,809,410          0.14%
T.Rowe Price Group, Inc.                                            15,870              $   808,417          0.06%
                                                                                        -----------          ----
TOTAL CAPITAL MARKETS                                                                   $35,165,155          2.64%
                                                                                        -----------          ----

CHEMICALS
Air Products & Chemicals, Inc.                                      28,883              $ 1,570,657          0.12%
Dow Chemical Co. (The)                                             118,531              $ 5,355,227          0.40%
E.I. du Pont de Nemours & Co.                                      126,245              $ 5,403,286          0.41%
Eastman Chemical Co.                                                 9,862              $   468,938          0.04%
Ecolab, Inc.                                                        32,651              $ 1,026,548          0.08%
Engelhard Corp.                                                     16,140              $   457,568          0.03%
Great Lakes Chemical Corp.                                           6,477              $   165,810          0.01%
Hercules, Inc. (a)                                                  13,649              $   194,497          0.01%
International Flavors & Fragrances, Inc.                            11,996              $   458,249          0.03%
Monsanto Co.                                                        33,273              $ 1,211,801          0.09%
PPG Industries, Inc.                                                21,539              $ 1,319,911          0.10%
Praxair, Inc.                                                       41,243              $ 1,762,726          0.13%
Rohm & Haas Co.                                                     28,164              $ 1,210,207          0.09%
Sigma-Aldrich Corp.                                                  8,675              $   503,150          0.04%
                                                                                        -----------          ----
TOTAL CHEMICALS                                                                         $21,108,575          1.58%
                                                                                        -----------          ----

COMMERCIAL BANKS
AmSouth Bancorp                                                     44,284              $ 1,080,530          0.08%
Bank of America Corp.                                              513,302              $22,241,370          1.67%
BB&T Corp.                                                          69,987              $ 2,777,784          0.21%
Comerica, Inc.                                                      21,904              $ 1,300,001          0.10%
Fifth Third Bancorp                                                 71,878              $ 3,537,835          0.27%
First Horizon National Corp.                                        15,597              $   676,286          0.05%
Huntington Bancshares, Inc.                                         28,841              $   718,431          0.05%
KeyCorp                                                             51,791              $ 1,636,596          0.12%
M&T Bank Corp.                                                      14,770              $ 1,413,489          0.11%
Marshall & Ilsley Corp.                                             28,419              $ 1,145,286          0.09%
National City Corp.                                                 83,673              $ 3,231,450          0.24%
North Fork Bancorporation, Inc.                                     21,833              $   970,477          0.07%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
PNC Financial Services Group, Inc. (The)                            35,386              $ 1,914,384          0.14%
Regions Financial Corp.                                             58,157              $ 1,922,670          0.14%
SouthTrust Corp.                                                    41,619              $ 1,733,848          0.13%
SunTrust Banks, Inc.                                                35,579              $ 2,505,119          0.19%
Synovus Financial Corp.                                             39,034              $ 1,020,740          0.08%
U.S. Bancorp                                                       237,135              $ 6,853,202          0.52%
Wachovia Corp.                                                     165,204              $ 7,756,326          0.58%
Wells Fargo & Co.                                                  212,827              $12,690,878          0.96%
Zions Bancorp                                                       11,242              $   686,211          0.05%
                                                                                        -----------          ----
TOTAL COMMERCIAL BANKS                                                                  $77,812,913          5.85%
                                                                                        -----------          ----

COMMERCIAL SERVICES & SUPPLIES
Allied Waste Industries, Inc. (a)                                   40,489              $   358,328          0.03%
Apollo Group, Inc. Class A (a)                                      24,434              $ 1,792,723          0.13%
Avery Dennison Corp.                                                13,920              $   915,655          0.07%
Cendant Corp.                                                      133,243              $ 2,878,049          0.22%
Cintas Corp.                                                        21,587              $   907,518          0.07%
Deluxe Corp.                                                         6,376              $   261,544          0.02%
Donnelley (R.R.) & Sons Co.                                         27,571              $   863,524          0.07%
Equifax, Inc.                                                       17,276              $   455,395          0.03%
H&R Block, Inc.                                                     21,235              $ 1,049,434          0.08%
Monster Worldwide, Inc. (a)                                         14,831              $   365,436          0.03%
Pitney Bowes, Inc.                                                  29,200              $ 1,287,720          0.10%
Robert Half International, Inc. (a)                                 21,553              $   555,421          0.04%
Waste Management, Inc.                                              72,906              $ 1,993,252          0.15%
                                                                                        -----------          ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                    $13,683,999          1.04%
                                                                                        -----------          ----

COMMUNICATIONS EQUIPMENT
ADC Telecommunications, Inc. (a)                                   101,844              $   184,338          0.01%
Andrew Corp. (a)                                                    20,244              $   247,787          0.02%
Avaya, Inc. (a)                                                     57,060              $   795,416          0.06%
CIENA Corp. (a)                                                     72,497              $   143,544          0.01%
Cisco Systems, Inc. (a)                                            852,768              $15,435,102          1.16%
Comverse Technology, Inc. (a)                                       24,689              $   464,894          0.04%
Corning, Inc. (a)                                                  175,634              $ 1,946,026          0.15%
JDS Uniphase Corp. (a)                                             181,657              $   612,184          0.05%
Lucent Technologies, Inc. (a)                                      538,416              $ 1,706,779          0.13%
Motorola, Inc.                                                     298,153              $ 5,378,680          0.40%
QLogic Corp. (a)                                                    11,996              $   355,201          0.03%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
QUALCOMM, Inc.                                                     205,431              $ 8,020,026          0.60%
Scientific-Atlanta, Inc.                                            18,875              $   489,241          0.04%
Tellabs, Inc. (a)                                                   52,313              $   480,756          0.04%
                                                                                        -----------          ----
TOTAL COMMUNICATIONS EQUIPMENT                                                          $36,259,974          2.74%
                                                                                        -----------          ----

COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a)                                            48,893              $ 1,894,604          0.14%
Dell, Inc. (a)                                                     315,010              $11,214,355          0.84%
EMC Corp. (a)                                                      303,399              $ 3,501,222          0.26%
Gateway, Inc. (a)                                                   47,346              $   234,363          0.02%
Hewlett-Packard Co.                                                381,088              $ 7,145,400          0.54%
International Business Machines Corp.                              211,424              $18,127,494          1.36%
Lexmark International, Inc. (a)                                     16,373              $ 1,375,496          0.10%
NCR Corp. (a)                                                       12,192              $   604,601          0.05%
Network Appliance, Inc. (a)                                         45,064              $ 1,036,472          0.08%
Silicon Graphics, Inc. (a)                                              63              $        90          0.00% (b)
Sun Microsystems, Inc. (a)                                         419,635              $ 1,695,323          0.13%
                                                                                        -----------          ----
TOTAL COMPUTERS & PERIPHERALS                                                           $46,829,420          3.52%
                                                                                        -----------          ----

CONSTRUCTION & ENGINEERING
Fluor Corp.                                                         10,236              $   455,705          0.03%
                                                                                        -----------          ----
TOTAL CONSTRUCTION & ENGINEERING                                                        $   455,705          0.03%
                                                                                        -----------          ----

CONSTRUCTION MATERIALS
Vulcan Materials Co.                                                12,915              $   658,018          0.05%
                                                                                        -----------          ----
TOTAL CONSTRUCTION MATERIALS                                                            $   658,018          0.05%
                                                                                        -----------          ----

CONSUMER FINANCE
American Express Co.                                               159,932              $ 8,230,102          0.62%
Capital One Financial Corp.                                         30,236              $ 2,234,441          0.17%
MBNA Corp.                                                         161,216              $ 4,062,645          0.31%
Providian Financial Corp. (a)                                       36,700              $   570,318          0.04%
SLM Corp.                                                           55,337              $ 2,468,029          0.19%
                                                                                        -----------          ----
TOTAL CONSUMER FINANCE                                                                  $17,565,535          1.33%
                                                                                        -----------          ----

CONTAINERS & PACKAGING
Ball Corp.                                                          14,474              $   541,762          0.04%
Bemis Co., Inc.                                                     13,468              $   357,980          0.03%
Pactiv Corp. (a)                                                    19,293              $   448,562          0.03%
Sealed Air Corp. (a)                                                10,614              $   491,960          0.04%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
Temple-Inland, Inc.                                                  6,891              $   462,729          0.03%
                                                                                        -----------          ----
TOTAL CONTAINERS & PACKAGING                                                            $ 2,302,993          0.17%
                                                                                        -----------          ----

DISTRIBUTORS
Genuine Parts Co.                                                   22,153              $   850,233          0.06%
                                                                                        -----------          ----
TOTAL DISTRIBUTORS                                                                      $   850,233          0.06%
                                                                                        -----------          ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                                    653,714              $28,841,866          2.17%
JPMorgan Chase & Co.                                               449,274              $17,849,654          1.34%
Moody's Corp.                                                       18,678              $ 1,368,164          0.10%
Principal Financial Group, Inc.                                     39,587              $ 1,423,945          0.11%
                                                                                        -----------          ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                    $49,483,629          3.72%
                                                                                        -----------          ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                        38,926              $ 2,137,426          0.16%
AT&T Corp.                                                          99,750              $ 1,428,418          0.11%
BellSouth Corp.                                                    231,052              $ 6,266,132          0.47%
CenturyTel, Inc.                                                    17,032              $   583,176          0.04%
Citizens Communications Co. (a)                                     41,349              $   553,663          0.04%
Qwest Communications International, Inc. (a)                       223,843              $   745,400          0.06%
SBC Communications, Inc.                                           417,642              $10,837,814          0.82%
Sprint Corp. (FON Group)                                           183,249              $ 3,688,799          0.28%
Verizon Communications, Inc.                                       349,366              $13,758,036          1.04%
                                                                                        -----------          ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                            $39,998,864          3.02%
                                                                                        -----------          ----

ELECTRIC UTILITIES
Allegheny Energy, Inc. (a)                                          16,139              $   257,579          0.02%
Ameren Corp.                                                        24,496              $ 1,130,491          0.09%
American Electric Power Co., Inc.                                   49,988              $ 1,597,616          0.12%
CenterPoint Energy, Inc.                                            38,818              $   402,156          0.03%
Cinergy Corp.                                                       22,554              $   893,138          0.07%
CMS Energy Corp. (a)                                                20,401              $   194,217          0.01%
Consolidated Edison, Inc.                                           30,309              $ 1,274,190          0.10%
Dominion Resources, Inc.                                            41,658              $ 2,718,184          0.20%
DTE Energy Co.                                                      21,896              $   923,789          0.07%
Edison International                                                41,394              $ 1,097,355          0.08%
Entergy Corp.                                                       29,103              $ 1,763,935          0.13%
Exelon Corp.                                                        83,261              $ 3,054,848          0.23%
FirstEnergy Corp.                                                   41,688              $ 1,712,543          0.13%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
FPL Group, Inc.                                                     23,196              $ 1,584,749          0.12%
PG&E Corp. (a)                                                      50,542              $ 1,536,476          0.12%
Pinnacle West Capital Corp.                                         11,508              $   477,582          0.04%
PPL Corp.                                                           23,776              $ 1,121,753          0.08%
Progress Energy, Inc.                                               31,134              $ 1,318,214          0.10%
Public Service Enterprise Group, Inc.                               29,757              $ 1,267,647          0.10%
Southern Co. (The)                                                  92,560              $ 2,774,948          0.21%
TECO Energy, Inc.                                                   23,777              $   321,703          0.02%
TXU Corp.                                                           37,470              $ 1,795,563          0.14%
Xcel Energy, Inc.                                                   50,608              $   876,527          0.07%
                                                                                        -----------          ----
TOTAL ELECTRIC UTILITIES                                                                $30,095,203          2.28%
                                                                                        -----------          ----

ELECTRICAL EQUIPMENT
American Power Conversion Corp.                                     24,932              $   433,567          0.03%
Cooper Industries, Ltd.                                             11,652              $   687,468          0.05%
Emerson Electric Co.                                                53,312              $ 3,299,481          0.25%
Power-One, Inc. (a)                                                  9,787              $    63,420          0.00% (b)
Rockwell Automation, Inc.                                           23,566              $   912,004          0.07%
                                                                                        -----------          ----
TOTAL ELECTRICAL EQUIPMENT                                                              $ 5,395,940          0.40%
                                                                                        -----------          ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                                      60,790              $ 1,311,241          0.10%
Jabil Circuit, Inc. (a)                                             25,109              $   577,507          0.04%
Molex, Inc.                                                         24,206              $   721,823          0.05%
PerkinElmer, Inc.                                                   16,042              $   276,242          0.02%
Sanmina-SCI Corp. (a)                                               64,799              $   456,832          0.03%
Solectron Corp. (a)                                                121,090              $   599,395          0.05%
Symbol Technologies, Inc.                                           28,894              $   365,221          0.03%
Tektronix, Inc.                                                     10,776              $   358,303          0.03%
Thermo Electron Corp. (a)                                           20,736              $   560,287          0.04%
Waters Corp. (a)                                                    15,125              $   667,013          0.05%
                                                                                        -----------          ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                $ 5,893,864          0.44%
                                                                                        -----------          ----

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                                  42,384              $ 1,853,027          0.14%
BJ Services Co. (a)                                                 20,274              $ 1,062,560          0.08%
Halliburton Co.                                                     55,430              $ 1,867,436          0.14%
Nabors Industries, Ltd. (a)                                         18,515              $   876,685          0.07%
Noble Corp. (a)                                                     17,078              $   767,657          0.06%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
Rowan Cos., Inc. (a)                                                13,174              $   347,792          0.03%
Schlumberger Ltd.                                                   74,402              $ 5,007,998          0.38%
Transocean, Inc. (a)                                                40,620              $ 1,453,377          0.11%
                                                                                        -----------          ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                       $13,236,532          1.01%
                                                                                        -----------          ----

FOOD & STAPLES RETAILING
Albertson's, Inc.                                                   46,637              $ 1,116,023          0.08%
Costco Wholesale Corp.                                              57,749              $ 2,400,051          0.18%
CVS Corp.                                                           49,874              $ 2,101,193          0.16%
Kroger Co. (The) (a)                                                94,086              $ 1,460,216          0.11%
Safeway, Inc. (a)                                                   56,164              $ 1,084,527          0.08%
SUPERVALU, Inc.                                                     17,026              $   469,066          0.04%
Sysco Corp.                                                         80,638              $ 2,412,689          0.18%
Walgreen Co.                                                       129,321              $ 4,633,568          0.35%
Wal-Mart Stores, Inc.                                              535,354              $28,480,833          2.14%
Winn-Dixie Stores, Inc.                                             19,297              $    59,629          0.00% (b)
                                                                                        -----------          ----
TOTAL FOOD & STAPLES RETAILING                                                          $44,217,795          3.32%
                                                                                        -----------          ----

FOOD PRODUCTS
Archer-Daniels-Midland Co.                                          82,087              $ 1,393,836          0.10%
Campbell Soup Co.                                                   52,143              $ 1,370,839          0.10%
ConAgra Foods, Inc.                                                 66,668              $ 1,714,037          0.13%
General Mills, Inc.                                                 47,970              $ 2,153,853          0.16%
H.J. Heinz Co.                                                      44,099              $ 1,588,447          0.12%
Hershey Foods Corp.                                                 31,083              $ 1,451,888          0.11%
Kellogg Co.                                                         52,131              $ 2,223,907          0.17%
McCormick & Co., Inc.                                               17,662              $   606,513          0.05%
Sara Lee Corp.                                                      99,709              $ 2,279,347          0.17%
Wm. Wrigley Jr. Co.                                                 28,355              $ 1,795,155          0.14%
                                                                                        -----------          ----
TOTAL FOOD PRODUCTS                                                                     $16,577,822          1.25%
                                                                                        -----------          ----

GAS UTILITIES
KeySpan Corp.                                                       19,891              $   779,727          0.06%
Kinder Morgan, Inc.                                                 15,485              $   972,768          0.07%
Nicor, Inc.                                                          5,625              $   206,439          0.02%
NiSource, Inc.                                                      33,489              $   703,605          0.05%
Peoples Energy Corp.                                                 4,650              $   193,812          0.01%
Sempra Energy                                                       29,213              $ 1,057,219          0.08%
                                                                                        -----------          ----
TOTAL GAS UTILITIES                                                                     $ 3,913,570          0.29%
                                                                                        -----------          ----

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
HEALTH CARE EQUIPMENT & SUPPLIES
Applera Corp. Applied Biosystems Group                              25,426              $   479,789          0.04%
Bausch & Lomb, Inc.                                                  6,760              $   449,202          0.03%
Baxter International, Inc.                                          77,192              $ 2,482,494          0.19%
Becton, Dickinson & Co.                                             31,863              $ 1,647,314          0.12%
Biomet, Inc.                                                        32,097              $ 1,504,708          0.11%
Boston Scientific Corp. (a)                                        106,278              $ 4,222,425          0.32%
C.R. Bard, Inc.                                                     13,118              $   742,872          0.06%
Fisher Scientific International, Inc.                               14,549              $   848,643          0.06%
Guidant Corp.                                                       39,338              $ 2,597,882          0.20%
Hospira, Inc. (a)                                                   19,729              $   603,707          0.05%
Medtronic, Inc.                                                    152,888              $ 7,934,886          0.60%
Millipore Corp. (a)                                                  5,982              $   286,238          0.02%
St. Jude Medical, Inc. (a)                                          22,226              $ 1,672,951          0.13%
Stryker Corp.                                                       50,457              $ 2,425,972          0.18%
Zimmer Holdings, Inc. (a)                                           30,791              $ 2,433,721          0.18%
                                                                                        -----------          ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                  $30,332,804          2.29%
                                                                                        -----------          ----

HEALTH CARE PROVIDERS & SERVICES
Aetna, Inc.                                                         19,407              $ 1,939,338          0.15%
AmerisourceBergen Corp.                                             14,125              $   758,653          0.06%
Anthem, Inc. (a)                                                    17,640              $ 1,539,090          0.12%
Cardinal Health, Inc.                                               54,352              $ 2,378,985          0.18%
Caremark Rx, Inc. (a)                                               58,703              $ 1,882,605          0.14%
CIGNA Corp.                                                         17,355              $ 1,208,427          0.09%
Express Scripts, Inc. (a)                                            9,600              $   627,264          0.05%
HCA, Inc.                                                           61,261              $ 2,337,106          0.18%
Health Management Associates, Inc.                                  30,370              $   620,459          0.05%
Humana, Inc. (a)                                                    20,656              $   412,707          0.03%
IMS Health, Inc.                                                    29,618              $   708,464          0.05%
Manor Care, Inc.                                                    11,001              $   329,589          0.02%
McKesson Corp.                                                      36,947              $   947,690          0.07%
Medco Health Solutions, Inc. (a)                                    34,301              $ 1,059,901          0.08%
Quest Diagnostics, Inc.                                             12,898              $ 1,137,862          0.09%
Tenet Healthcare Corp. (a)                                          59,074              $   637,408          0.05%
UnitedHealth Group, Inc.                                            84,089              $ 6,200,722          0.47%
WellPoint Health Networks, Inc. (a)                                 19,801              $ 2,080,887          0.16%
                                                                                        -----------          ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                  $26,807,157          2.04%
                                                                                        -----------          ----

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
HOTELS, RESTAURANTS & LEISURE
Carnival Corp.                                                      79,786              $ 3,773,080          0.28%
Darden Restaurants, Inc.                                            19,901              $   464,092          0.03%
Harrah's Entertainment, Inc.                                        14,207              $   752,689          0.06%
Hilton Hotels Corp.                                                 47,844              $   901,375          0.07%
International Game Technology                                       43,700              $ 1,571,015          0.12%
Marriott International, Inc.                                        28,876              $ 1,500,398          0.11%
McDonald's Corp.                                                   158,795              $ 4,451,023          0.34%
Starbucks Corp. (a)                                                 50,059              $ 2,275,682          0.17%
Starwood Hotels & Resorts Worldwide, Inc.                           26,241              $ 1,218,107          0.09%
Wendy's International, Inc.                                         14,685              $   493,415          0.04%
Yum! Brands, Inc. (a)                                               36,457              $ 1,482,341          0.11%
                                                                                        -----------          ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                                     $18,883,217          1.42%
                                                                                        -----------          ----

HOUSEHOLD DURABLES
Black & Decker Corp. (The)                                           9,909              $   767,352          0.06%
Centex Corp.                                                        15,586              $   786,467          0.06%
Fortune Brands, Inc.                                                18,204              $ 1,348,734          0.10%
KB HOME                                                              5,985              $   505,673          0.04%
Leggett & Platt, Inc.                                               24,389              $   685,331          0.05%
Maytag Corp.                                                        10,000              $   183,700          0.01%
Newell Rubbermaid, Inc.                                             35,019              $   701,780          0.05%
Pulte Homes, Inc.                                                   15,840              $   972,100          0.07%
Snap-on, Inc.                                                        7,350              $   202,564          0.02%
Stanley Works (The)                                                 10,254              $   436,102          0.03%
Whirlpool Corp.                                                      8,346              $   501,510          0.04%
                                                                                        -----------          ----
TOTAL HOUSEHOLD DURABLES                                                                $ 7,091,313          0.53%
                                                                                        -----------          ----

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                                    26,700              $ 1,423,108          0.11%
Colgate-Palmolive Co.                                               67,290              $ 3,040,163          0.23%
Kimberly-Clark Corp.                                                62,443              $ 4,033,194          0.30%
Procter & Gamble Co. (The)                                         320,814              $17,362,456          1.31%
                                                                                        -----------          ----
TOTAL HOUSEHOLD PRODUCTS                                                                $25,858,921          1.95%
                                                                                        -----------          ----

INDUSTRIAL CONGLOMERATES
3M Co.                                                              98,641              $ 7,888,320          0.59%
General Electric Co. (c)                                         1,332,301              $44,738,668          3.37%
Textron, Inc.                                                       17,329              $ 1,113,736          0.08%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
Tyco International Ltd.                                            252,857              $ 7,752,600          0.58%
                                                                                        -----------          ----
TOTAL INDUSTRIAL CONGLOMERATES                                                          $61,493,324          4.62%
                                                                                        -----------          ----

INSURANCE
ACE, Ltd.                                                           35,363              $ 1,416,642          0.11%
AFLAC, Inc.                                                         64,126              $ 2,514,380          0.19%
Allstate Corp. (The)                                                87,492              $ 4,198,741          0.32%
Ambac Financial Group, Inc.                                         13,433              $ 1,073,968          0.08%
American International Group, Inc.                                 328,747              $22,351,507          1.68%
Aon Corp.                                                           39,580              $ 1,137,529          0.09%
Chubb Corp. (The)                                                   23,738              $ 1,668,308          0.13%
Cincinnati Financial Corp.                                          21,546              $   888,126          0.07%
Hartford Financial Services Group, Inc. (The)                       36,816              $ 2,280,014          0.17%
Jefferson-Pilot Corp.                                               17,273              $   857,778          0.06%
Lincoln National Corp.                                              22,500              $ 1,057,500          0.08%
Loews Corp.                                                         23,438              $ 1,371,122          0.10%
Marsh & McLennan Cos., Inc.                                         66,028              $ 3,021,438          0.23%
MBIA, Inc.                                                          18,258              $ 1,062,796          0.08%
MetLife, Inc.                                                       94,630              $ 3,657,449          0.28%
Progressive Corp. (The)                                             27,441              $ 2,325,625          0.18%
Prudential Financial, Inc.                                          65,449              $ 3,078,721          0.23%
SAFECO Corp.                                                        17,634              $   804,993          0.06%
St. Paul Travelers Cos., Inc. (The)                                 83,822              $ 2,771,155          0.21%
Torchmark Corp.                                                     14,028              $   746,008          0.06%
UnumProvident Corp.                                                 36,577              $   573,893          0.04%
XL Capital Ltd. Class A                                             17,336              $ 1,282,690          0.10%
                                                                                        -----------          ----
TOTAL INSURANCE                                                                         $60,140,383          4.55%
                                                                                        -----------          ----

INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                                      83,366              $ 7,664,670          0.58%
                                                                                        -----------          ----
TOTAL INTERNET & CATALOG RETAIL                                                         $ 7,664,670          0.58%
                                                                                        -----------          ----

INTERNET SOFTWARE & SERVICES
Yahoo!, Inc. (a)                                                   171,657              $ 5,820,889          0.44%
                                                                                        -----------          ----
TOTAL INTERNET SOFTWARE & SERVICES                                                      $ 5,820,889          0.44%
                                                                                        -----------          ----

IT SERVICES
Affiliated Computer Services, Inc. Class A (a)                      16,355              $   910,483          0.07%
Automatic Data Processing, Inc.                                     73,736              $ 3,046,772          0.23%
Computer Sciences Corp. (a)                                         23,783              $ 1,120,180          0.08%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
Convergys Corp. (a)                                                 18,636              $   250,282          0.02%
Electronic Data Systems Corp.                                       64,636              $ 1,253,292          0.09%
First Data Corp.                                                   108,207              $ 4,707,004          0.35%
Fiserv, Inc. (a)                                                    24,455              $   852,502          0.06%
Paychex, Inc.                                                       47,676              $ 1,437,431          0.11%
Sabre Holdings Corp.                                                17,570              $   430,994          0.03%
SunGard Data Systems, Inc. (a)                                      35,997              $   855,649          0.06%
Unisys Corp. (a)                                                    41,582              $   429,126          0.03%
                                                                                        -----------          ----
TOTAL IT SERVICES                                                                       $15,293,715          1.13%
                                                                                        -----------          ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                                     12,000              $   549,119          0.04%
Eastman Kodak Co.                                                   36,354              $ 1,171,327          0.09%
Hasbro, Inc.                                                        22,038              $   414,313          0.03%
Mattel, Inc.                                                        53,286              $   966,075          0.07%
                                                                                        -----------          ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                      $ 3,100,834          0.23%
                                                                                        -----------          ----

MACHINERY
Caterpillar, Inc.                                                   43,164              $ 3,472,543          0.26%
Crane Co.                                                            7,547              $   218,260          0.02%
Cummins, Inc.                                                        5,391              $   398,341          0.03%
Danaher Corp.                                                       38,685              $ 1,983,767          0.15%
Deere & Co.                                                         31,191              $ 2,013,380          0.15%
Dover Corp.                                                         25,681              $   998,222          0.08%
Eaton Corp.                                                         18,977              $ 1,203,331          0.09%
Illinois Tool Works, Inc.                                           38,156              $ 3,554,995          0.27%
Ingersoll-Rand Co. Class A                                          21,890              $ 1,487,866          0.11%
ITT Industries, Inc.                                                11,595              $   927,484          0.07%
Navistar International Corp. (a)                                     8,658              $   321,992          0.02%
PACCAR, Inc.                                                        22,111              $ 1,528,312          0.12%
Pall Corp.                                                          15,628              $   382,574          0.03%
Parker-Hannifin Corp.                                               15,110              $   889,374          0.07%
                                                                                        -----------          ----
TOTAL MACHINERY                                                                         $19,380,441          1.47%
                                                                                        -----------          ----

MEDIA
Clear Channel Communications, Inc.                                  74,474              $ 2,321,352          0.17%
Comcast Corp. Class A (a)                                          282,024              $ 7,964,360          0.60%
Dow Jones & Co., Inc.                                               10,354              $   420,476          0.03%
Gannett Co., Inc.                                                   33,563              $ 2,811,238          0.21%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
Interpublic Group of Cos., Inc. (The) (a)                           52,407              $   554,991          0.04%
Knight-Ridder, Inc.                                                  9,968              $   652,405          0.05%
McGraw-Hill Cos., Inc. (The)                                        24,024              $ 1,914,473          0.14%
Meredith Corp.                                                       6,301              $   323,746          0.02%
New York Times Co. (The)                                            18,549              $   725,266          0.05%
Omnicom Group, Inc.                                                 23,625              $ 1,726,041          0.13%
Time Warner, Inc. (a)                                              577,023              $ 9,313,152          0.70%
Tribune Co.                                                         40,148              $ 1,652,090          0.12%
Univision Communications, Inc. (a)                                  40,814              $ 1,290,131          0.10%
Viacom, Inc. Class B                                               218,495              $ 7,332,693          0.55%
Walt Disney Co. (The)                                              258,731              $ 5,834,384          0.44%
                                                                                        -----------          ----
TOTAL MEDIA                                                                             $44,836,798          3.35%
                                                                                        -----------          ----

METALS & MINING
Alcoa, Inc.                                                        109,800              $ 3,688,182          0.28%
Allegheny Technologies, Inc.                                        11,752              $   214,471          0.02%
Freeport-McMoRan Copper & Gold, Inc.                                22,343              $   904,891          0.07%
Newmont Mining Corp.                                                55,934              $ 2,546,673          0.19%
Nucor Corp.                                                          9,968              $   910,775          0.07%
Phelps Dodge Corp. (a)                                              11,851              $ 1,090,648          0.08%
United States Steel Corp.                                           14,289              $   537,554          0.04%
Worthington Industries, Inc.                                        10,864              $   231,946          0.02%
                                                                                        -----------          ----
TOTAL METALS & MINING                                                                   $10,125,140          0.77%
                                                                                        -----------          ----

MULTILINE RETAIL
Big Lots, Inc. (a)                                                  14,815              $   181,187          0.01%
Dillard's, Inc.                                                     10,550              $   208,256          0.02%
Dollar General Corp.                                                41,581              $   837,857          0.06%
Family Dollar Stores, Inc.                                          21,267              $   576,336          0.04%
Federated Department Stores, Inc.                                   22,786              $ 1,035,170          0.08%
J.C. Penney Co., Inc. Holding Co.                                   36,355              $ 1,282,603          0.10%
Kohl's Corp. (a)                                                    43,055              $ 2,074,821          0.16%
May Department Stores Co. (The)                                     36,589              $   937,776          0.07%
Nordstrom, Inc.                                                     17,746              $   678,608          0.05%
Sears, Roebuck and Co.                                              26,801              $ 1,068,021          0.08%
Target Corp.                                                       113,998              $ 5,158,408          0.39%
                                                                                        -----------          ----
TOTAL MULTILINE RETAIL                                                                  $14,039,043          1.06%
                                                                                        -----------          ----

MULTI-UTILITIES & UNREGULATED POWER

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
AES Corp. (The) (a)                                                 80,373              $   802,926          0.06%
Calpine Corp. (a)                                                   52,584              $   152,493          0.01%
Constellation Energy Group, Inc.                                    22,094              $   880,225          0.07%
Duke Energy Corp.                                                  118,175              $ 2,705,023          0.20%
Dynegy, Inc. Class A (a)                                            46,130              $   230,189          0.02%
El Paso Corp.                                                       80,911              $   743,575          0.06%
Williams Cos., Inc. (The)                                           65,613              $   793,915          0.06%
                                                                                        -----------          ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                               $ 6,308,346          0.48%
                                                                                        -----------          ----

OFFICE ELECTRONICS
Xerox Corp. (a)                                                    105,643              $ 1,487,454          0.11%
                                                                                        -----------          ----
TOTAL OFFICE ELECTRONICS                                                                $ 1,487,454          0.11%
                                                                                        -----------          ----

OIL & GAS
Amerada Hess Corp.                                                  11,298              $ 1,005,522          0.08%
Anadarko Petroleum Corp.                                            31,756              $ 2,107,329          0.16%
Apache Corp.                                                        41,044              $ 2,056,715          0.15%
Ashland, Inc.                                                        8,603              $   482,458          0.04%
Burlington Resources, Inc.                                          49,970              $ 2,038,775          0.15%
ChevronTexaco Corp.                                                268,774              $14,417,040          1.09%
ConocoPhillips                                                      86,888              $ 7,198,673          0.54%
Devon Energy Corp.                                                  30,298              $ 2,151,462          0.16%
EOG Resources, Inc.                                                 14,747              $   971,090          0.07%
ExxonMobil Corp.                                                   820,923              $39,675,209          2.99%
Kerr-McGee Corp.                                                    18,870              $ 1,080,307          0.08%
Marathon Oil Corp.                                                  43,329              $ 1,788,621          0.13%
Occidental Petroleum Corp.                                          49,011              $ 2,741,187          0.21%
Sunoco, Inc.                                                         9,548              $   706,360          0.05%
Unocal Corp.                                                        33,216              $ 1,428,288          0.11%
Valero Energy Corp.                                                 16,019              $ 1,284,884          0.10%
                                                                                        -----------          ----
TOTAL OIL & GAS                                                                         $81,133,920          6.11%
                                                                                        -----------          ----

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                               32,553              $ 1,170,280          0.09%
International Paper Co.                                             61,293              $ 2,476,852          0.19%
Louisiana-Pacific Corp.                                             13,251              $   343,865          0.03%
MeadWestvaco Corp.                                                  25,427              $   811,122          0.06%
Weyerhaeuser Co.                                                    30,460              $ 2,024,980          0.15%
                                                                                        -----------          ----
TOTAL PAPER & FOREST PRODUCTS                                                           $ 6,827,099          0.52%
                                                                                        -----------          ----

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
PERSONAL PRODUCTS
Alberto-Culver Co.                                                  11,354              $   493,673          0.04%
Avon Products, Inc.                                                 59,468              $ 2,597,561          0.20%
Gillette Co. (The)                                                 126,600              $ 5,284,283          0.40%
                                                                                        -----------          ----
TOTAL PERSONAL PRODUCTS                                                                 $ 8,375,517          0.64%
                                                                                        -----------          ----

PHARMACEUTICALS
Abbott Laboratories                                                196,796              $ 8,336,277          0.63%
Allergan, Inc.                                                      16,601              $ 1,204,404          0.09%
Bristol-Myers Squibb Co.                                           245,237              $ 5,804,761          0.44%
Forest Laboratories, Inc. (a)                                       46,617              $ 2,096,832          0.16%
Johnson & Johnson                                                  374,380              $21,088,826          1.59%
King Pharmaceuticals, Inc. (a)                                      30,590              $   365,244          0.03%
Lilly (Eli) & Co.                                                  142,430              $ 8,552,920          0.64%
Merck & Co., Inc.                                                  279,929              $ 9,237,657          0.70%
Mylan Laboratories, Inc.                                            33,793              $   608,274          0.05%
Pfizer, Inc.                                                       952,751              $29,154,184          2.20%
Schering-Plough Corp.                                              185,655              $ 3,538,584          0.27%
Watson Pharmaceuticals, Inc. (a)                                    13,528              $   398,535          0.03%
Wyeth                                                              168,147              $ 6,288,699          0.47%
                                                                                        -----------          ----
TOTAL PHARMACEUTICALS                                                                   $96,675,197          7.30%
                                                                                        -----------          ----

REAL ESTATE
Apartment Investment & Management Co.                               11,953              $   415,725          0.03%
Equity Office Properties Trust                                      50,464              $ 1,375,144          0.10%
Equity Residential                                                  35,149              $ 1,089,619          0.08%
Plum Creek Timber Co., Inc.                                         23,082              $   808,562          0.06%
ProLogis                                                            22,773              $   802,521          0.06%
Simon Property Group, Inc.                                          26,302              $ 1,410,576          0.11%
                                                                                        -----------          ----
TOTAL REAL ESTATE                                                                       $ 5,902,147          0.44%
                                                                                        -----------          ----

ROAD & RAIL
Burlington Northern Santa Fe Corp.                                  47,096              $ 1,804,251          0.14%
CSX Corp.                                                           27,082              $   899,123          0.07%
Norfolk Southern Corp.                                              49,452              $ 1,470,704          0.11%
Union Pacific Corp.                                                 32,703              $ 1,916,396          0.14%
                                                                                        -----------          ----
TOTAL ROAD & RAIL                                                                       $ 6,090,474          0.46%
                                                                                        -----------          ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
Advanced Micro Devices, Inc. (a)                                    43,684              $   567,892          0.04%
Altera Corp. (a)                                                    47,271              $   925,094          0.07%
Analog Devices, Inc.                                                47,724              $ 1,850,737          0.14%
Applied Materials, Inc. (a)                                        214,270              $ 3,533,314          0.27%
Applied Micro Circuits Corp. (a)                                    38,997              $   122,060          0.01%
Broadcom Corp. (a)                                                  40,590              $ 1,107,699          0.08%
Intel Corp.                                                        809,474              $16,238,048          1.22%
KLA-Tencor Corp. (a)                                                24,598              $ 1,020,325          0.08%
Linear Technology Corp.                                             39,021              $ 1,414,121          0.11%
LSI Logic Corp. (a)                                                 47,623              $   205,254          0.02%
Maxim Integrated Products, Inc.                                     40,657              $ 1,719,385          0.13%
Micron Technology, Inc. (a)                                         77,324              $   930,206          0.07%
National Semiconductor Corp. (a)                                    45,012              $   697,236          0.05%
Novellus Systems, Inc. (a)                                          17,998              $   478,566          0.04%
NVIDIA Corp. (a)                                                    20,899              $   303,453          0.02%
PMC-Sierra, Inc. (a)                                                21,427              $   188,771          0.01%
Teradyne, Inc. (a)                                                  23,859              $   319,711          0.02%
Texas Instruments, Inc.                                            218,443              $ 4,648,466          0.35%
Xilinx, Inc.                                                        43,558              $ 1,176,066          0.09%
                                                                                        -----------          ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                          $37,446,404          2.82%
                                                                                        -----------          ----

SOFTWARE
Adobe Systems, Inc.                                                 30,156              $ 1,491,816          0.11%
Autodesk, Inc.                                                      14,022              $   681,890          0.05%
BMC Software, Inc. (a)                                              28,116              $   444,515          0.03%
Citrix Systems, Inc. (a)                                            20,667              $   362,086          0.03%
Computer Associates International, Inc.                             73,587              $ 1,935,338          0.15%
Compuware Corp. (a)                                                 48,070              $   247,561          0.02%
Electronic Arts, Inc. (a)                                           38,079              $ 1,751,253          0.13%
Intuit, Inc. (a)                                                    24,148              $ 1,096,319          0.08%
Mercury Interactive Corp. (a)                                       11,414              $   398,121          0.03%
Microsoft Corp. (c)                                              1,371,935              $37,934,002          2.86%
Novell, Inc. (a)                                                    49,316              $   311,184          0.02%
Oracle Corp. (a)                                                   652,480              $ 7,359,978          0.55%
Parametric Technology Corp. (a)                                     33,553              $   177,160          0.01%
PeopleSoft, Inc. (a)                                                45,964              $   912,385          0.07%
Siebel Systems, Inc. (a)                                            63,431              $   478,270          0.04%
Symantec Corp. (a)                                                  39,301              $ 2,156,839          0.16%
VERITAS Software Corp. (a)                                          53,969              $   960,646          0.07%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
TOTAL SOFTWARE                                                                          $58,699,363          4.41%
                                                                                        -----------          ----

SPECIALTY RETAIL
AutoNation, Inc. (a)                                                34,283              $   585,554          0.04%
AutoZone, Inc. (a)                                                  10,517              $   812,439          0.06%
Bed Bath & Beyond, Inc. (a)                                         37,948              $ 1,408,250          0.11%
Best Buy Co., Inc.                                                  40,849              $ 2,215,650          0.17%
Boise Cascade Corp.                                                 10,773              $   358,526          0.03%
Circuit City Stores, Inc.                                           25,090              $   384,881          0.03%
Gap, Inc. (The)                                                    113,148              $ 2,115,867          0.16%
Home Depot, Inc. (The)                                             277,029              $10,859,537          0.82%
Limited Brands                                                      58,801              $ 1,310,675          0.10%
Lowe's Cos., Inc.                                                   98,355              $ 5,345,593          0.40%
Office Depot, Inc. (a)                                              39,196              $   589,115          0.04%
RadioShack Corp.                                                    20,275              $   580,678          0.04%
Sherwin-Williams Co. (The)                                          18,099              $   795,632          0.06%
Staples, Inc.                                                       63,033              $ 1,879,644          0.14%
Tiffany & Co.                                                       18,407              $   565,832          0.04%
TJX Cos., Inc. (The)                                                62,415              $ 1,375,625          0.10%
Toys "R" Us, Inc. (a)                                               26,989              $   478,784          0.04%
                                                                                        -----------          ----
TOTAL SPECIALTY RETAIL                                                                  $31,662,282          2.38%
                                                                                        -----------          ----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                                     23,706              $ 1,005,609          0.08%
Jones Apparel Group, Inc.                                           16,207              $   580,211          0.04%
Liz Claiborne, Inc.                                                 13,526              $   510,199          0.04%
NIKE, Inc.                                                          33,531              $ 2,642,243          0.20%
Reebok International Ltd.                                            7,529              $   276,464          0.02%
V.F. Corp.                                                          13,697              $   677,317          0.05%
                                                                                        -----------          ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                  $ 5,692,043          0.43%
                                                                                        -----------          ----

THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                                         71,049              $ 2,798,619          0.21%
Federal Home Loan Mortgage Corp.                                    86,838              $ 5,665,311          0.43%
Federal National Mortgage Association                              122,194              $ 7,747,099          0.58%
Golden West Financial Corp.                                         19,229              $ 2,133,455          0.16%
MGIC Investment Corp.                                               12,537              $   834,335          0.06%
Sovereign Bancorp, Inc.                                             43,150              $   941,533          0.07%
Washington Mutual, Inc.                                            110,097              $ 4,302,590          0.32%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
                                                                                     --------------        ------
TOTAL THRIFTS & MORTGAGE FINANCE                                                     $   24,422,942          1.83%
                                                                                     --------------        ------

TOBACCO
Altria Group, Inc.                                                 258,645           $   12,166,662          0.92%
Reynolds American, Inc.                                             18,922           $    1,287,453          0.10%
UST, Inc.                                                           21,261           $      855,967          0.06%
                                                                                     --------------        ------
TOTAL TOBACCO                                                                        $   14,310,082          1.08%
                                                                                     --------------        ------

TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                               11,450           $      660,092          0.05%
                                                                                     --------------        ------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                               $      660,092          0.05%
                                                                                     --------------        ------

WIRELESS TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc. (a)                                   344,209           $    5,087,407          0.38%
Nextel Communications, Inc. (a)                                    139,722           $    3,330,973          0.25%
                                                                                     --------------        ------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                            $    8,418,380          0.63%
                                                                                     --------------        ------
TOTAL COMMON STOCK                                                                   $1,311,386,109         98.72%
                                                                                     --------------        ------

COMMERCIAL PAPER
Dealers Capital Access Trust                                    $  300,000           $      299,275          0.02%
1.85% due 11/17/04 (c)
ForeningsSparbanken AB (Swedbank)                               $  800,000           $      799,898          0.06%
1.53% due 10/4/04 (c)
ForeningsSparbanken AB (Swedbank)                               $  900,000           $      899,567          0.07%
1.57% due 10/12/04 (c)
General Electric Capital Corp.                                  $  900,000           $      899,120          0.07%
1.76% due 10/21/04 (c)
South Carolina Electric & Gas Co.                               $1,300,000           $    1,298,778          0.10%
1.78% due 10/20/04 (c)
UBS Finance (Delaware) LLC                                      $  300,000           $      299,956          0.02%
1.76% due 10/4/04 (c)
Westpac Capital Corp.                                           $1,700,000           $    1,695,213          0.13%
1.81% due 11/26/04 (c)
                                                                                     --------------        ------
TOTAL COMMERCIAL PAPER                                                               $    6,191,807          0.47%
                                                                                     --------------        ------

U.S. TREASURY BILLS

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT              MARKET VALUE      % NET ASSETS
United States Treasury Bill                                     $1,200,000           $    1,192,888          0.09%
1.75% due 1/27/05 (c)
United States Treasury Bill                                     $8,600,000           $    8,552,830          0.64%
1.75% due 1/20/05 (c)
                                                                                     --------------        ------
TOTAL U.S. TREASURY BILLS                                                            $    9,745,718          0.73%
                                                                                     --------------        ------

TOTAL INVESTMENTS
   (COST $1,218,860,627) (e)                                                          1,327,323,634 (f)     99.92%
CASH AND OTHER ASSETS
   LESS LIABILITIES                                                                         843,578          0.08%
                                                                                     --------------        ------
NET ASSETS                                                                            1,328,167,212        100.00%
                                                                                     ==============        ======

                                                                                          UNREALIZED
                                                                 CONTRACTS              APPRECIATION/
                                                                   LONG                DEPRECIATION (g)
FUTURES CONTRACTS
Standard & Poor's 500 Index
     December 2004                                                  57                     (49,230)         0.00% (b)
     Mini December 2004                                              2                       1,028          0.00% (b)
                                                                                           -------          ----

Total Futures Contracts
     (Settlement Value
     $15,998,815) (d)                                                                      (48,202)         0.00% (b)
                                                                                           =======          ====

--------
(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   Segregated or designed as collateral for futures contracts.

(d) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.94% of net assets.

(e)   The cost for federal income tax purposes is $1,229,896,234.

(f) At September 30, 2004, net unrealized appreciation was $97,427,400 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $280,692,779 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $183,265,379.

(g) Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2004.

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
MAINSTAY VP TOTAL RETURN PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                                                     26,400       $  1,362,768         0.25%
L-3 Communications Holdings, Inc.                                                    42,200       $  2,827,400         0.52%
Northrop Grumman Corp.                                                               59,000       $  3,146,470         0.57%
Raytheon Co.                                                                         66,500       $  2,525,670         0.46%
United Technologies Corp.                                                            37,700       $  3,520,426         0.64%
                                                                                                  ------------       ------
TOTAL AEROSPACE & DEFENSE                                                                         $ 13,382,734         2.44%
                                                                                                  ------------       ------

AIR FREIGHT & LOGISTICS
FedEx Corp.                                                                          44,800       $  3,838,912         0.70%
                                                                                                  ------------       ------
TOTAL AIR FREIGHT & LOGISTICS                                                                     $  3,838,912         0.70%
                                                                                                  ------------       ------

AUTOMOBILES
Harley-Davidson, Inc.                                                                61,900       $  3,679,336         0.67%
                                                                                                  ------------       ------
TOTAL AUTOMOBILES                                                                                 $  3,679,336         0.67%
                                                                                                  ------------       ------

BEVERAGES
PepsiCo, Inc.                                                                        52,400       $  2,549,260         0.47%
                                                                                                  ------------       ------
TOTAL BEVERAGES                                                                                   $  2,549,260         0.47%
                                                                                                  ------------       ------

BIOTECHNOLOGY
Amgen, Inc. (a)                                                                      54,600       $  3,094,728         0.56%
Genentech, Inc. (a)                                                                  18,200       $    954,044         0.17%
Gilead Sciences, Inc.                                                                38,200       $  1,427,916         0.26%
                                                                                                  ------------       ------
TOTAL BIOTECHNOLOGY                                                                               $  5,476,688         0.99%
                                                                                                  ------------       ------

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                                                     76,200       $  2,964,942         0.54%
                                                                                                  ------------       ------
TOTAL BUILDING PRODUCTS                                                                           $  2,964,942         0.54%
                                                                                                  ------------       ------

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                                                      30,200       $  2,815,848         0.51%

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Merrill Lynch & Co., Inc.                                                            50,500       $  2,510,860         0.46%
Morgan Stanley                                                                       56,600       $  2,790,380         0.51%
State Street Corp.                                                                   36,900       $  1,575,999         0.29%
                                                                                                  ------------       ------
TOTAL CAPITAL MARKETS                                                                             $  9,693,087         1.77%
                                                                                                  ------------       ------

CHEMICALS
Air Products & Chemicals, Inc.                                                       26,000       $  1,413,880         0.26%
Praxair, Inc.                                                                        80,200       $  3,427,748         0.63%
                                                                                                  ------------       ------
TOTAL CHEMICALS                                                                                   $  4,841,628         0.89%
                                                                                                  ------------       ------

COMMERCIAL BANKS
Bank of America Corp.                                                               132,200       $  5,728,226         1.05%
PNC Financial Services Group, Inc. (The)                                             40,600       $  2,196,460         0.40%
U.S. Bancorp                                                                        103,100       $  2,979,590         0.54%
Wachovia Corp.                                                                       80,300       $  3,770,085         0.69%
                                                                                                  ------------       ------
TOTAL COMMERCIAL BANKS                                                                            $ 14,674,361         2.68%
                                                                                                  ------------       ------

COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                                                       134,100       $  2,896,560         0.53%
                                                                                                  ------------       ------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                              $  2,896,560         0.53%
                                                                                                  ------------       ------

COMMUNICATIONS EQUIPMENT
Avaya, Inc. (a)                                                                     196,000       $  2,732,240         0.50%
Cisco Systems, Inc. (a)                                                             115,700       $  2,094,170         0.38%
Motorola, Inc.                                                                      104,400       $  1,883,376         0.34%
Nokia Corp. (i)                                                                     170,300       $  2,336,516         0.43%
                                                                                                  ------------       ------
TOTAL COMMUNICATIONS EQUIPMENT                                                                    $  9,046,302         1.65%
                                                                                                  ------------       ------

COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                                                       90,600       $  3,225,360         0.59%
Hewlett-Packard Co.                                                                 163,500       $  3,065,625         0.56%
International Business Machines Corp.                                                47,100       $  4,038,354         0.74%
                                                                                                  ------------       ------
TOTAL COMPUTERS & PERIPHERALS                                                                     $ 10,329,339         1.89%
                                                                                                  ------------       ------

CONSUMER FINANCE
American Express Co.                                                                 70,300       $  3,617,638         0.66%
Capital One Financial Corp.                                                          47,600       $  3,517,640         0.64%
                                                                                                  ------------       ------
TOTAL CONSUMER FINANCE                                                                            $  7,135,278         1.30%
                                                                                                  ------------       ------

CONTAINERS & PACKAGING

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Smurfit-Stone Container Corp. (a)                                                   234,600       $  4,544,202         0.83%
                                                                                                  ------------       ------
TOTAL CONTAINERS & PACKAGING                                                                      $  4,544,202         0.83%
                                                                                                  ------------       ------

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                                                      96,233       $  4,245,800         0.77%
JP Morgan Chase & Co.                                                                77,484       $  3,078,440         0.56%
                                                                                                  ------------       ------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                              $  7,324,240         1.33%
                                                                                                  ------------       ------

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                                         38,200       $  2,097,562         0.38%
BellSouth Corp.                                                                      82,800       $  2,245,536         0.41%
SBC Communications, Inc.                                                            107,800       $  2,797,410         0.51%
Sprint Corp. (FON Group)                                                            151,400       $  3,047,682         0.56%
Verizon Communications, Inc.                                                        128,500       $  5,060,330         0.92%
                                                                                                  ------------       ------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                      $ 15,248,520         2.78%
                                                                                                  ------------       ------

ELECTRIC UTILITIES
DTE Energy Co.                                                                       28,900       $  1,219,291         0.22%
FirstEnergy Corp.                                                                    30,200       $  1,240,616         0.23%
                                                                                                  ------------       ------
TOTAL ELECTRIC UTILITIES                                                                          $  2,459,907         0.45%
                                                                                                  ------------       ------

ELECTRICAL EQUIPMENT
Cooper Industries, Ltd.                                                              40,700       $  2,401,300         0.44%
                                                                                                  ------------       ------
TOTAL ELECTRICAL EQUIPMENT                                                                        $  2,401,300         0.44%
                                                                                                  ------------       ------

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                                                       65,400       $  1,410,678         0.26%
                                                                                                  ------------       ------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                          $  1,410,678         0.26%
                                                                                                  ------------       ------

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                                                   56,500       $  2,470,180         0.45%
BJ Services Co. (a)                                                                  47,100       $  2,468,511         0.45%
Diamond Offshore Drilling, Inc. (f)                                                  82,300       $  2,715,077         0.50%
ENSCO International, Inc. (a)                                                        55,000       $  1,796,850         0.33%
Pride International, Inc. (a)                                                       220,600       $  4,365,674         0.80%
Rowan Cos., Inc. (a)                                                                174,900       $  4,617,360         0.84%
Transocean, Inc. (a)                                                                114,300       $  4,089,654         0.75%
Weatherford International Ltd. (a)                                                   48,800       $  2,489,776         0.45%
                                                                                                  ------------       ------
TOTAL ENERGY EQUIPMENT & SERVICES                                                                 $ 25,013,082         4.57%
                                                                                                  ------------       ------

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
FOOD & STAPLES RETAILING
CVS Corp.                                                                            98,700       $  4,158,231         0.76%
Kroger Co. (The) (a)                                                                119,100       $  1,848,432         0.34%
Sysco Corp.                                                                          81,300       $  2,432,496         0.44%
Walgreen Co.                                                                         81,200       $  2,909,396         0.53%
Wal-Mart Stores, Inc.                                                                33,900       $  1,803,480         0.33%
                                                                                                  ------------       ------
TOTAL FOOD & STAPLES RETAILING                                                                    $ 13,152,035         2.40%
                                                                                                  ------------       ------

FOOD PRODUCTS
Cadbury Schwppes PLC (i)                                                             90,400       $  2,794,264         0.51%
General Mills, Inc.                                                                  76,100       $  3,416,890         0.62%
Kraft Foods, Inc.                                                                    65,300       $  2,071,316         0.38%
                                                                                                  ------------       ------
TOTAL FOOD PRODUCTS                                                                               $  8,282,470         1.51%
                                                                                                  ------------       ------

HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp. (a)                                                          73,700       $  2,928,101         0.53%
Fisher Scientific International, Inc. (a)                                            48,300       $  2,817,339         0.51%
Medtronic, Inc.                                                                      56,600       $  2,937,540         0.54%
                                                                                                  ------------       ------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                            $  8,682,980         1.58%
                                                                                                  ------------       ------

HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                                                                90,000       $  2,886,300         0.53%
HCA, Inc.                                                                            72,100       $  2,750,615         0.50%
Quest Diagnostics, Inc.                                                              26,400       $  2,329,008         0.43%
UnitedHealth Group, Inc.                                                             63,500       $  4,682,490         0.85%
Universal Health Services, Inc. Class B                                              60,500       $  2,631,750         0.48%
WellPoint Health Networks, Inc. (a)                                                  31,800       $  3,341,862         0.61%
                                                                                                  ------------       ------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                            $ 18,622,025         3.40%
                                                                                                  ------------       ------

HOUSEHOLD DURABLES
D.R. Horton, Inc.                                                                    67,100       $  2,221,681         0.41%
Harman International Industries, Inc.                                                21,000       $  2,262,750         0.41%
Lennar Corp.                                                                         61,800       $  2,941,680         0.54%
                                                                                                  ------------       ------
TOTAL HOUSEHOLD DURABLES                                                                          $  7,426,111         1.36%
                                                                                                  ------------       ------

HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.                                                                46,900       $  2,118,942         0.39%
Kimberly-Clark Corp.                                                                 50,100       $  3,235,959         0.59%
                                                                                                  ------------       ------
TOTAL HOUSEHOLD PRODUCTS                                                                          $  5,354,901         0.98%
                                                                                                  ------------       ------

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
INDUSTRIAL CONGLOMERATES
3M Co.                                                                               37,500       $  2,998,875         0.55%
General Electric Co.                                                                 99,900       $  3,354,642         0.61%
                                                                                                  ------------       ------
TOTAL INDUSTRIAL CONGLOMERATES                                                                    $  6,353,517         1.16%
                                                                                                  ------------       ------

INSURANCE
Allstate Corp. (The)                                                                 59,300       $  2,845,807         0.52%
American International Group, Inc.                                                   36,900       $  2,508,831         0.46%
Hartford Financial Services Group, Inc. (The)                                        56,800       $  3,517,624         0.64%
Marsh & McLennan Cos., Inc.                                                          76,400       $  3,496,064         0.64%
Prudential Financial, Inc.                                                           78,400       $  3,687,936         0.67%
St. Paul Travelers Cos., Inc. (The)                                                  75,500       $  2,496,030         0.46%
                                                                                                  ------------       ------
TOTAL INSURANCE                                                                                   $ 18,552,292         3.39%
                                                                                                  ------------       ------

IT SERVICES
Computer Sciences Corp. (a)                                                          91,000       $  4,286,100         0.78%
First Data Corp.                                                                     56,400       $  2,453,400         0.45%
                                                                                                  ------------       ------
TOTAL IT SERVICES                                                                                 $  6,739,500         1.23%
                                                                                                  ------------       ------

LEISURE EQUIPMENT & PRODUCTS
Mattel, Inc.                                                                         79,800       $  1,446,774         0.26%
                                                                                                  ------------       ------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                                $  1,446,774         0.26%
                                                                                                  ------------       ------

MACHINERY
Danaher Corp.                                                                        69,600       $  3,569,088         0.65%
Dover Corp.                                                                          81,200       $  3,156,244         0.58%
Illinois Tool Works, Inc.                                                            37,600       $  3,503,192         0.64%
                                                                                                  ------------       ------
TOTAL MACHINERY                                                                                   $ 10,228,524         1.87%
                                                                                                  ------------       ------

MEDIA
Gannett Co., Inc.                                                                    27,600       $  2,311,776         0.42%
Omnicom Group, Inc.                                                                  40,000       $  2,922,400         0.53%
                                                                                                  ------------       ------
TOTAL MEDIA                                                                                       $  5,234,176         0.95%
                                                                                                  ------------       ------

METALS & MINING
Alcoa, Inc.                                                                         103,500       $  3,476,565         0.63%
                                                                                                  ------------       ------
TOTAL METALS & MINING                                                                             $  3,476,565         0.63%
                                                                                                  ------------       ------

MULTILINE RETAIL
Kohl's Corp. (a)                                                                     62,600       $  3,016,694         0.55%

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Target Corp.                                                                         70,200       $  3,176,550         0.58%
                                                                                                  ------------       ------
TOTAL MULTILINE RETAIL                                                                            $  6,193,244         1.13%
                                                                                                  ------------       ------

MULTI-UTILITIES & UNREGULATED POWER
Energy East Corp.                                                                    82,100       $  2,067,278         0.38%
                                                                                                  ------------       ------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                         $  2,067,278         0.38%
                                                                                                  ------------       ------

OIL & GAS
ChevronTexaco Corp.                                                                  72,200       $  3,872,808         0.71%
ConocoPhillips                                                                       49,300       $  4,084,505         0.75%
ExxonMobil Corp.                                                                     84,600       $  4,088,718         0.75%
Kerr-McGee Corp.                                                                     48,900       $  2,799,525         0.51%
Unocal Corp.                                                                         43,600       $  1,874,800         0.34%
                                                                                                  ------------       ------
TOTAL OIL & GAS                                                                                   $ 16,720,356         3.06%
                                                                                                  ------------       ------

PAPER & FOREST PRODUCTS
Bowater, Inc.                                                                        81,700       $  3,120,123         0.57%
International Paper Co.                                                              55,000       $  2,222,550         0.41%
                                                                                                  ------------       ------
TOTAL PAPER & FOREST PRODUCTS                                                                     $  5,342,673         0.98%
                                                                                                  ------------       ------

PHARMACEUTICALS
Bristol-Myers Squibb Co.                                                            126,600       $  2,996,622         0.55%
Forest Laboratories, Inc. (a)                                                        19,200       $    863,616         0.16%
Johnson & Johnson                                                                    56,300       $  3,171,379         0.58%
Merck & Co., Inc.                                                                    79,800       $  2,633,400         0.48%
Pfizer, Inc.                                                                        236,900       $  7,249,140         1.32%
Teva Pharmaceutical Industries Ltd. (i)                                              97,800       $  2,537,910         0.46%
                                                                                                  ------------       ------
TOTAL PHARMACEUTICALS                                                                             $ 19,452,067         3.55%
                                                                                                  ------------       ------

ROAD & RAIL
Burlington Northern Santa Fe Corp.                                                   52,300       $  2,003,613         0.37%
                                                                                                  ------------       ------
TOTAL ROAD & RAIL                                                                                 $  2,003,613         0.37%
                                                                                                  ------------       ------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)                                                     77,100       $  1,002,300         0.18%
Analog Devices, Inc.                                                                 39,000       $  1,512,420         0.28%
Applied Materials, Inc. (a)                                                          82,300       $  1,357,127         0.25%
Intel Corp.                                                                          81,600       $  1,636,896         0.30%
KLA-Tencor Corp. (a)                                                                 33,600       $  1,393,728         0.25%
Maxim Integrated Products, Inc.                                                      30,300       $  1,281,387         0.23%

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Texas Instruments, Inc.                                                              46,400       $    987,392         0.18%
                                                                                                  ------------       ------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                    $  9,171,250         1.67%
                                                                                                  ------------       ------

SOFTWARE
BMC Software, Inc. (a)                                                              133,000       $  2,102,730         0.38%
Electronic Arts, Inc. (a)                                                            37,800       $  1,738,422         0.32%
Microsoft Corp.                                                                      96,800       $  2,676,520         0.49%
Oracle Corp. (a)                                                                    112,620       $  1,270,354         0.23%
Symantec Corp. (a)                                                                   67,400       $  3,698,912         0.68%
VERITAS Software Corp. (a)                                                           84,600       $  1,505,880         0.27%
                                                                                                  ------------       ------
TOTAL SOFTWARE                                                                                    $ 12,992,818         2.37%
                                                                                                  ------------       ------

SPECIALTY RETAIL
Bed Bath & Beyond, Inc. (a)                                                          82,100       $  3,046,731         0.56%
Gap, Inc. (The)                                                                     174,700       $  3,266,890         0.60%
Lowe's Cos., Inc.                                                                    60,300       $  3,277,305         0.60%
TJX Cos., Inc. (The)                                                                123,600       $  2,724,144         0.50%
                                                                                                  ------------       ------
TOTAL SPECIALTY RETAIL                                                                            $ 12,315,070         2.26%
                                                                                                  ------------       ------

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                                                      62,700       $  2,659,734         0.49%
NIKE, Inc.                                                                           39,800       $  3,136,240         0.57%
                                                                                                  ------------       ------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                            $  5,795,974         1.06%
                                                                                                  ------------       ------

THRIFTS & MORTGAGE FINANCE
New York Community Bancorp, Inc. (f)                                                 98,266       $  2,018,383         0.37%
Washington Mutual, Inc.                                                              50,600       $  1,977,448         0.36%
                                                                                                  ------------       ------
TOTAL THRIFTS & MORTGAGE FINANCE                                                                  $  3,995,831         0.73%
                                                                                                  ------------       ------
TOTAL COMMON STOCK                                                                                $358,512,400        65.46%
                                                                                                  ------------       ------

CONVERTIBLE PREFERRED STOCK
HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. ( c)(j)                                                               4,900       $    117,600         0.02%
                                                                                                  ------------       ------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                            $    117,600         0.02%
                                                                                                  ------------       ------

MACHINERY
Goldman Sach Group, Inc. Series NAV                                                  94,872       $  3,560,546         0.65%
                                                                                                  ------------       ------
TOTAL MACHINERY                                                                                   $  3,560,546         0.65%
                                                                                                  ------------       ------

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
                                                                                                  ------------       ------
TOTAL CONVERTIBLE PREFERRED STOCK                                                                 $  3,678,146         0.67%
                                                                                                  ------------       ------

CORPORATE ASSET-BACKED
COMMERCIAL BANKS
Wachovia Bank National Association Series 2004-C14 Class A1                $     400,560          $    400,774         0.07%
  3.477%, due 8/15/41
                                                                                                  ------------       ------
TOTAL COMMERCIAL BANKS                                                                            $    400,774         0.07%
                                                                                                  ------------       ------

CONSUMER FINANCE
BMW Vehicle Owner Trust Series 2003-A Class A3                             $     811,334          $    809,689         0.15%
  1.94%, due 2/25/07
Harley-Davidson Motorcycle Trust Series 2004-1 Class A2                    $   1,650,000          $  1,631,078         0.30%
  2.53%, due 11/15/11
Volkswagen Auto Loan Enhanced Trust Series 2003-2 Class A3                 $   1,390,000          $  1,384,878         0.25%
  2.27%, due 10/22/07
                                                                                                  ------------       ------
TOTAL CONSUMER FINANCE                                                                            $  3,825,645         0.70%
                                                                                                  ------------       ------

CONSUMER LOANS
Atlantic City Electric Transition Funding LLC Series 2002-1 Class          $     850,000          $    896,250         0.16%
  5.55%, due 10/20/23
                                                                                                  ------------       ------
TOTAL CONSUMER LOANS                                                                              $    896,250         0.16%
                                                                                                  ------------       ------

DIVERSIFIED FINANCIAL SERVICES
Capital One Master Trust Series 2001-5 Class A                             $     480,000          $    500,673         0.09%
  5.30%, due 6/15/09
                                                                                                  ------------       ------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                              $    500,673         0.09%
                                                                                                  ------------       ------

MULTI-UTILITIES & UNREGULATED POWER
Public Service of New Hampshire Funding LLC Series 2002-1 Class            $   1,323,637          $  1,361,487         0.25%
  4.58%, due 2/1/08
                                                                                                  ------------       ------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                         $  1,361,487         0.25%
                                                                                                  ------------       ------

THRIFTS & MORTGAGE FINANCE
Vanderbilt Mortgage Finance Series 1999-B Class 1A4                        $     289,944          $    297,078         0.05%
  6.545%, due 4/7/18
                                                                                                  ------------       ------
TOTAL THRIFTS & MORTGAGE FINANCE                                                                  $    297,078         0.05%
                                                                                                  ------------       ------
TOTAL CORPORATE ASSET-BACKED                                                                      $  7,281,907         1.32%
                                                                                                  ------------       ------

CORPORATE BONDS
AEROSPACE & DEFENSE


                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
General Dynamics Corp.                                                      $    565,000          $    577,138         0.11%
  4.50%, due 8/15/10
Heckler & Koch GmbH                                                         $     75,000          $     98,739         0.02%
  9.25%, due 7/15/11 ( c)
Sequa Corp.                                                                 $    115,000          $    126,500         0.02%
  9.00%, due 8/1/09
Sequa Corp. Series B                                                        $    340,000          $    368,900         0.07%
  8.875%, due 4/1/08
                                                                                                  ------------       ------
TOTAL AEROSPACE & DEFENSE                                                                         $  1,171,277         0.22%
                                                                                                  ------------       ------

AIRLINES
Delta Air Lines, Inc.                                                       $    330,000          $     77,550         0.01%
  8.30%, due 12/15/29
Southwest Airlines Co.                                                      $    310,000          $    308,316         0.06%
  5.25%, due 10/1/14
                                                                                                  ------------       ------
TOTAL AIRLINES                                                                                    $    385,866         0.07%
                                                                                                  ------------       ------

AUTO COMPONENTS
ArvinMeritor, Inc.                                                          $    110,000          $    114,676         0.02%
  6.625%, due 6/15/07
Collins & Aikman Products                                                   $    125,000          $    115,312         0.02%
  12.875%, due 8/24/12 ( c)(f)
Dana Corp.                                                                  $    165,000          $    199,237         0.04%
  9.00%, due 8/15/11
Goodyear Tire & Rubber Co. (The)                                            $    160,000          $    180,800         0.03%
  11.00%, due 3/1/11( c)(k)
Goodyear Tire & Rubber Co. (The)                                            $    105,000          $    101,325         0.02%
  6.375%, due 3/15/08 (f)
Visteon Corp.                                                               $     60,000          $     57,000         0.01%
  7.00%, due 3/10/14
Visteon Corp.                                                               $    245,000          $    257,864         0.05%
  8.25%, due 8/1/10
                                                                                                  ------------       ------
TOTAL AUTO COMPONENTS                                                                             $  1,026,214         0.19%
                                                                                                  ------------       ------

AUTOMOBILES
DaimlerChrysler North America Holdings, Inc.                                $    125,000          $    135,626         0.02%
  6.50%, due 11/15/13
General Motors Corp.                                                        $     65,000          $     69,015         0.01%
  8.375%, due 7/15/33
                                                                                                  ------------       ------
TOTAL AUTOMOBILES                                                                                 $    204,641         0.03%
                                                                                                  ------------       ------

BEVERAGES

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Bavaria S.A                                                                 $   240,000           $    253,500         0.05%
  8.875%, due 11/1/10 ( c)
CIA Brasileira de Bebidas                                                   $ 1,355,000           $  1,670,038         0.30%
  10.50%, due 12/15/11
Coca-Cola HBC Finance BV                                                    $   245,000           $    251,090         0.05%
  5.125%, due 9/17/13
                                                                                                  ------------       ------
TOTAL BEVERAGES                                                                                   $  2,174,628         0.40%
                                                                                                  ------------       ------

BUILDING PRODUCTS
Votorantim Overseas III                                                     $   100,000           $     98,500         0.02%
  7.875%, due 1/23/14 ( c)
                                                                                                  ------------       ------
TOTAL BUILDING PRODUCTS                                                                           $     98,500         0.02%
                                                                                                  ------------       ------

CAPITAL MARKETS
Bear Stearns Cos., Inc. (The)                                               $   580,000           $    587,962         0.11%
  4.00%, due 1/31/08
Goldman Sachs Group, Inc. (The)                                             $   150,000           $    150,473         0.03%
  6.345%, due 2/15/34
LaBranche & Co., Inc.                                                       $   150,000           $    154,125         0.03%
  11.00%, due 5/15/12 ( c)
Morgan Stanley                                                              $   435,000           $    435,916         0.08%
  3.625%, due 4/1/08
Morgan Stanley                                                              $   125,000           $    121,010         0.02%
  4.75%, due 4/1/14
                                                                                                  ------------       ------
TOTAL CAPITAL MARKETS                                                                             $  1,449,486         0.27%
                                                                                                  ------------       ------

CHEMICALS
Acetex Corp.                                                                $   200,000           $    220,000         0.04%
  10.875%, due 8/1/09
Crompton Corp.                                                              $   120,000           $    126,000         0.02%
  9.875%, due 8/1/12 ( c)
Equistar Chemicals, L.P.                                                    $   195,000           $    179,400         0.03%
  7.55%, due 2/15/26
FMC Corp.                                                                   $   200,000           $    233,500         0.04%
  10.25%, due 11/1/09
Invista                                                                     $   260,000           $    277,550         0.05%
  9.25%, due 5/1/12 ( c)
Lyondell Chemical Co.                                                       $    50,000           $     57,750         0.01%
  10.50%, due 6/1/13
Lyondell Chemical Co.                                                       $   175,000           $    190,968         0.03%
  9.50%, due 12/15/08
Millennium America, Inc.                                                    $   535,000           $    492,200         0.09%
  7.625%, due 11/15/26

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Terra Capital, Inc.                                                         $    215,000          $    266,600         0.05%
  12.875%, due 10/15/08
                                                                                                  ------------       ------
TOTAL CHEMICALS                                                                                   $  2,043,968         0.36%
                                                                                                  ------------       ------

COMMERCIAL BANKS
BankBoston NA                                                               $    610,000          $    673,533         0.12%
  7.00%, due 9/15/07
UGS Corp.                                                                   $    100,000          $    109,000         0.02%
  10.00%, due 6/1/12 ( c)
                                                                                                  ------------       ------
TOTAL COMMERCIAL BANKS                                                                            $    782,533         0.14%
                                                                                                  ------------       ------

COMMERCIAL SERVICES & SUPPLIES
Geo Sub Corp.                                                               $    120,000          $    113,400         0.02%
  11.00%, due 5/15/12 ( c)
Hutchison Whamp International Ltd.                                          $    620,000          $    633,561         0.12%
  5.45%, due 11/24/10 ( c)
                                                                                                  ------------       ------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                              $    746,961         0.14%
                                                                                                  ------------       ------

CONSUMER FINANCE
Capital One Bank                                                            $    340,000          $    362,461         0.07%
  5.75%, due 9/15/10
Ford Motor Credit Co.                                                       $    710,000          $    750,674         0.14%
  7.00%, due 10/1/13 (f)
General Motors Acceptance Corp.                                             $     65,000          $     67,542         0.01%
  6.875%, due 8/28/12
General Motors Acceptance Corp.                                             $    400,000          $    419,609         0.08%
  6.875%, due 9/15/11
Household Finance Corp.                                                     $    355,000          $    351,481         0.06%
  4.75%, due 7/15/13
MBNA Corp.                                                                  $    295,000          $    312,443         0.06%
  6.25%, due 1/17/07
                                                                                                  ------------       ------
TOTAL CONSUMER FINANCE                                                                            $  2,264,210         0.42%
                                                                                                  ------------       ------

CONTAINERS & PACKAGING
Crown Euro Holdings S.A                                                     $    335,000          $    389,438         0.07%
  10.875%, due 3/1/13
Owens-Brockway Glass Container, Inc.                                        $    235,000          $    250,275         0.05%
  7.75%, due 5/15/11
Owens-Brockway Glass Container, Inc.                                        $    170,000          $    184,875         0.03%
  8.875%, due 2/15/09
Owens-Illinois, Inc.                                                        $     65,000          $     68,250         0.01%
  8.10%, due 5/15/07

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Rock-Tenn Co.                                                            $          530,000       $    623,831         0.11%
  8.20%, due 8/15/11
                                                                                                  ------------       ------
TOTAL CONTAINERS & PACKAGING                                                                      $  1,516,669         0.27%
                                                                                                  ------------       ------

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                                          $        1,050,000       $  1,051,306         0.19%
  0.00%, due 9/15/14
FGIC Corp.                                                               $          755,000       $    776,522         0.14%
  6.00%, due 1/15/34 ( c)
Glencore Funding, Inc.                                                   $          820,000       $    795,275         0.15%
  6.00%, due 4/15/14 ( c)
J Paul Getty Trust Series 2003                                           $          435,000       $    449,506         0.08%
  5.875%, due 10/1/33
NiSource Finance Corp.                                                   $          420,000       $    430,222         0.08%
  5.40%, due 7/15/14
Rainbow National Services LLC                                            $          210,000       $    217,875         0.04%
  8.75%, due 9/1/12 ( c)
                                                                                                  ------------       ------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                              $  3,720,706         0.68%
                                                                                                  ------------       ------

DIVERSIFIED TELECOMMUNICATION SERVICES
Citizens Communications Co.                                              $          575,000       $    587,220         0.11%
  9.00%, due 8/15/31
MCI, Inc.                                                                $          282,000       $    271,777         0.05%
  6.688%, due 5/1/09
MCI, Inc.                                                                $          242,000       $    229,295         0.04%
  7.735%, due 5/1/14
MCI, Inc.                                                                $          282,000       $    279,533         0.05%
  5.908%, due 5/1/07
Qwest Capital Funding, Inc.                                              $          405,000       $    406,518         0.07%
  7.75%, due 8/15/06
Qwest Communications International, Inc.                                 $           85,000       $     80,538         0.01%
  7.25%, due 2/15/11( c)
Qwest Corp.                                                              $           10,000       $      9,800         0.00%
  5.625%, due 11/15/08
Qwest Corp.                                                              $           80,000       $     66,400         0.01%
  7.125%, due 11/15/43
Qwest Corp.                                                              $          130,000       $    117,000         0.02%
  7.25%, due 9/15/25
Qwest Corp.                                                              $           85,000       $     93,500         0.02%
  9.125%, due 3/15/12 ( c)
Sprint Capital Corp.                                                     $          860,000       $  1,091,504         0.20%
  8.75%, due 3/15/32
Telefonos de Mexico, S.A. de C.V.                                        $          350,000       $    373,237         0.07%
  8.25%, due 1/26/06

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Telefonos de Mexico, S.A. de C.V.                                        $          325,000       $    325,955         0.06%
  4.50%, due 11/19/08
                                                                                                  ------------       ------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                      $  3,932,277         0.71%
                                                                                                  ------------       ------

ELECTRIC UTILITIES
Cedar Brakes II LLC                                                      $          246,456       $    272,334         0.05%
  9.875%, due 9/1/13
Consumers Energy Co.                                                     $          240,000       $    253,019         0.05%
  6.25%, due 9/15/06
PPL Energy Supply LLC                                                    $          350,000       $    355,620         0.06%
  5.40%, due 8/15/14
Singapore Powerassets Ltd.                                               $          360,000       $    364,724         0.07%
  5.00%, due 10/22/13 ( c)
Southern California Edison Co.                                           $          215,000       $    237,982         0.04%
  8.00%, due 2/15/07
Tenaska Virginia Partners LP                                             $          380,000       $    397,309         0.07%
  6.119%, due 3/30/24 ( c)
                                                                                                  ------------       ------
TOTAL ELECTRIC UTILITIES                                                                          $  1,880,988         0.34%
                                                                                                  ------------       ------

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                                     $          520,000       $    549,888         0.10%
  6.00%, due 8/15/32
                                                                                                  ------------       ------
TOTAL ELECTRICAL EQUIPMENT                                                                        $    549,888         0.10%
                                                                                                  ------------       ------

ENERGY EQUIPMENT & SERVICES
Entergy-Koch, L.P.                                                       $        1,005,000       $  1,009,597         0.18%
  3.65%, due 8/20/06 ( c)
Pride International, Inc.                                                $          115,000       $    127,650         0.02%
  7.375%, due 7/15/14 ( c)
                                                                                                  ------------       ------
TOTAL ENERGY EQUIPMENT & SERVICES                                                                 $  1,137,247         0.20%
                                                                                                  ------------       ------

FOOD & STAPLES RETAILING
CVS Corp.                                                                $          418,583       $    424,493         0.08%
  5.789%, due 1/10/26 ( c)
Safeway, Inc.                                                            $          330,000       $    329,775         0.06%
  4.125%, due 11/1/08
                                                                                                  ------------       ------
TOTAL FOOD & STAPLES RETAILING                                                                    $    754,268         0.14%
                                                                                                  ------------       ------

FOOD PRODUCTS
Cargill, Inc.                                                            $          580,000       $    587,382         0.11%
  5.00%, due 11/15/13 ( c)
Smithfield Foods, Inc.                                                   $          140,000       $    149,450         0.03%
  7.625%, due 2/15/08

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
TOTAL FOOD PRODUCTS                                                                               $    736,832         0.14%
                                                                                                  ------------       ------

GAS UTILITIES
Gulfterra Energy Partners, L.P.                                          $          211,000       $    264,805         0.05%
  10.625%, due 12/1/12
Gulfterra Energy Partners, L.P. Series B                                 $           70,000       $     81,462         0.01%
  8.50%, due 6/1/10
                                                                                                  ------------       ------
TOTAL GAS UTILITIES                                                                               $    346,267         0.06%
                                                                                                  ------------       ------

HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.                                    $           85,000       $     89,250         0.02%
  6.75%, due 8/15/14 ( c)
                                                                                                  ------------       ------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                            $     89,250         0.02%
                                                                                                  ------------       ------

HEALTH CARE PROVIDERS & SERVICES
HCA, Inc.                                                                $          145,000       $    140,129         0.03%
  7.50%, due 11/15/95
HCA, Inc.                                                                $           80,000       $     89,197         0.02%
  8.36%, due 4/15/24
HCA, Inc.                                                                $          245,000       $    287,185         0.05%
  8.75%, due 9/1/10
Highmark, Inc.                                                           $          835,000       $    906,305         0.17%
  6.80%, due 8/15/13 ( c)
Manor Care, Inc.                                                         $          235,000       $    253,060         0.05%
  6.25%, due 5/1/13
Manor Care, Inc.                                                         $          187,000       $    211,496         0.04%
  8.00%, due 3/1/08
Medco Health Solutions, Inc.                                             $          335,000       $    373,413         0.07%
  7.25%, due 8/15/13
Service Corp. International                                              $           35,000       $     36,444         0.01%
  6.50%, due 3/15/08
Service Corp. International                                              $          115,000       $    120,175         0.02%
  7.20%, due 6/1/06
                                                                                                  ------------       ------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                            $  2,417,404         0.46%
                                                                                                  ------------       ------

HOTELS, RESTAURANTS & LEISURE
Caesars Entertainment, Inc.                                              $          175,000       $    202,125         0.04%
  8.125%, due 5/15/11
Chumash Casino & Resort Enterprise                                       $          110,000       $    122,100         0.02%
  9.00%, due 7/15/10 ( c)
ITT Corp.                                                                $          295,000       $    321,550         0.06%
  7.375%, due 11/15/15

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Mandalay Resort Group                                                    $          105,000       $    110,775         0.02%
  7.00%, due 11/15/36
MGM Mirage, Inc.                                                         $           80,000       $     82,800         0.02%
  6.75%, due 9/1/12 ( c)
MGM Mirage, Inc.                                                         $          130,000       $    143,487         0.03%
  8.375%, due 2/1/11
Mirage Resorts, Inc.                                                     $           35,000       $     37,188         0.01%
  7.25%, due 10/15/06
Mohegan Tribal Gaming Authorities                                        $          185,000       $    191,938         0.04%
  6.375%, due 7/15/09
Yum! Brands, Inc.                                                        $          795,000       $    988,470         0.18%
  8.875%, due 4/15/11
                                                                                                  ------------       ------
TOTAL HOTELS, RESTAURANTS & LEISURE                                                               $  2,200,433         0.42%
                                                                                                  ------------       ------

HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)                                               $          450,000       $    470,325         0.09%
  5.80%, due 8/15/34
                                                                                                  ------------       ------
TOTAL HOUSEHOLD PRODUCTS                                                                          $    470,325         0.09%
                                                                                                  ------------       ------

INDUSTRIAL CONGLOMERATES
Stena AB                                                                 $          315,000       $    351,618         0.06%
  9.625%, due 12/1/12
                                                                                                  ------------       ------
TOTAL INDUSTRIAL CONGLOMERATES                                                                    $    351,618         0.06%
                                                                                                  ------------       ------

INSURANCE
Crum & Forster                                                           $          115,000       $    122,762         0.02%
  10.375%, due 6/15/13
Fund American Cos., Inc.                                                 $          905,000       $    923,935         0.17%
  5.875%, due 5/15/13
Marsh & McLennan Cos., Inc.                                              $          375,000       $    424,846         0.08%
  7.125%, due 6/15/09
Provident Companies, Inc.                                                $           40,000       $     38,400         0.01%
  7.25%, due 3/15/28
UnumProvident Corp.                                                      $          100,000       $     91,500         0.02%
  6.75%, due 12/15/28
                                                                                                  ------------       ------
TOTAL INSURANCE                                                                                   $  1,601,443         0.30%
                                                                                                  ------------       ------

IT SERVICES
Electronic Data Systems Corp.                                            $           25,000       $     26,854         0.00%(b)
  7.125%, due 10/15/09
Electronic Data Systems Corp.                                            $           50,000       $     50,048         0.01%
  7.45%, due 10/15/29

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Electronic Data Systems Corp. Series B                                   $           50,000       $     50,432         0.01%
  6.00%, due 8/1/13
Unisys Corp.                                                             $          115,000       $    119,888         0.02%
  6.875%, due 3/15/10
                                                                                                  ------------       ------
TOTAL IT SERVICES                                                                                 $    247,222         0.04%
                                                                                                  ------------       ------

MACHINERY
Cummins, Inc.                                                            $          115,000       $    116,438         0.02%
  6.45%, due 3/1/05
                                                                                                  ------------       ------
TOTAL MACHINERY                                                                                   $    116,438         0.02%
                                                                                                  ------------       ------

MEDIA
Clear Channel Communications, Inc.                                       $          500,000       $    497,374         0.09%
  5.50%, due 9/15/14
Houghton Mifflin Co.                                                     $          245,000       $    255,107         0.05%
  7.20%, due 3/15/11
Liberty Media Corp.                                                      $          240,000       $    239,030         0.04%
  3.50%, due 9/25/06
Morris Publishing Group LLC                                              $          190,000       $    191,188         0.03%
  7.00%, due 8/1/13
PanAmSat Corp.                                                           $           80,000       $     83,200         0.02%
  9.00%, due 8/15/14 ( c)
Reader's Digest Association, Inc. (The)                                  $          260,000       $    267,800         0.05%
  6.50%, due 3/1/11
TDL Infomedia Group Ltd.                                                 $          130,000       $    250,238         0.05%
  12.125%, due 10/15/09
Tele-Communications, Inc.                                                $          220,000       $    304,430         0.06%
  10.125%, due 4/15/22
Tele-Communications, Inc.                                                $          265,000       $    337,886         0.06%
  9.80%, due 2/1/12
Time Warner Entertainment Co. LP                                         $        2,210,000       $  2,868,202         0.52%
  10.15%, due 5/1/12
Time Warner, Inc.                                                        $          510,000       $    603,531         0.11%
  8.05%, due 1/15/16
                                                                                                  ------------       ------
TOTAL MEDIA                                                                                       $  5,897,986         1.08%
                                                                                                  ------------       ------

METALS & MINING
Allegheny Ludlum Corp.                                                   $          335,000       $    318,250         0.06%
  6.95%, due 12/15/25
Citigroup (JSC Severstal) Series REGS                                    $          244,000       $    232,093         0.04%
  9.25%, due 4/19/14
Corporacion Nacional del Cobre-Codelco, Inc.                             $          475,000       $    494,564         0.09%
  5.50%, due 10/15/13 ( c)

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Inco Ltd.                                                                $          615,000       $    635,334         0.12%
  5.70%, due 10/15/15
United States Steel LLC                                                  $          140,000       $    165,200         0.03%
  10.75%, due 8/1/08
                                                                                                  ------------       ------
TOTAL METALS & MINING                                                                             $  1,845,441         0.34%
                                                                                                  ------------       ------

MULTILINE RETAIL
Kohl's Corp.                                                             $        1,100,000       $  1,122,565         0.20%
  6.00%, due 1/15/33
Target Corp.                                                             $          835,000       $    920,529         0.17%
  6.35%, due 11/1/32
Target Corp.                                                             $          370,000       $    463,063         0.08%
  8.60%, due 1/15/12
                                                                                                  ------------       ------
TOTAL MULTILINE RETAIL                                                                            $  2,506,157         0.45%
                                                                                                  ------------       ------

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The)                                                          $          235,000       $    264,962         0.05%
  9.00%, due 5/15/15 ( c)
AES Eastern Energy LP Series 1999 Class A                                $          339,187       $    381,585         0.07%
  9.00%, due 1/2/17
Calpine Corp.                                                            $           76,000       $     58,140         0.01%
  8.50%, due 7/15/10 ( c)
NRG Energy, Inc.                                                         $          290,000       $    310,662         0.06%
  8.00%, due 12/15/13 ( c)
Pacific Electric & Gas Co.                                               $          555,000       $    564,880         0.10%
  6.05%, due 3/1/34
PSE&G Power LLC                                                          $        1,575,000       $  1,664,146         0.30%
  6.875%, due 4/15/06
Tiverton/Rumford Power Associates Ltd., L.P.                             $          372,515       $    271,936         0.05%
  9.00%, due 7/15/18 ( c)
Westar Energy, Inc.                                                      $          320,000       $    353,542         0.06%
  7.125%, due 8/1/09
Westar Energy, Inc.                                                      $          220,000       $    243,877         0.04%
  7.875%, due 5/1/07
                                                                                                  ------------       ------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                         $  4,113,730         0.74%
                                                                                                  ------------       ------

OIL & GAS
El Paso Corp.                                                            $           50,000       $     43,875         0.01%
  7.80%, due 8/1/31
Enterprise Products Partners L.P.                                        $          285,000       $    287,167         0.05%
  5.60%, due 10/15/14 ( c)
Forest Oil Corp.                                                         $          220,000       $    246,950         0.05%
  8.00%, due 12/15/11

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Gazprom International S.A                                                $          400,000       $    405,000         0.07%
  7.201%, due 2/1/20 ( c)
Goldman Sachs Group, Inc. (The)                                          $          340,000       $    336,313         0.06%
  5.00%, due 10/1/14
Newfield Exploration Co.                                                 $          170,000       $    191,250         0.03%
  8.375%, due 8/15/12
Tesoro Petroleum Corp.                                                   $          285,000       $    307,800         0.06%
  8.00%, due 4/15/08
Tosco Corp.                                                              $          835,000       $  1,089,761         0.20%
  8.125%, due 2/15/30
Vintage Petroleum, Inc.                                                  $          290,000       $    322,625         0.06%
  8.25%, due 5/1/12
                                                                                                  ------------       ------
TOTAL OIL & GAS                                                                                   $  3,230,741         0.59%
                                                                                                  ------------       ------

PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                                               $          195,000       $    180,862         0.03%
  7.40%, due 4/1/18
Appleton Papers, Inc.                                                    $          325,000       $    334,750         0.06%
  8.125%, due 6/15/11 ( c)
Bowater, Inc.                                                            $          240,000       $    264,419         0.05%
  9.00%, due 8/1/09
Georgia-Pacific Corp.                                                    $           85,000       $     87,975         0.02%
  7.25%, due 6/1/28
Georgia-Pacific Corp.                                                    $           45,000       $     51,188         0.01%
  8.00%, due 1/15/24
Georgia-Pacific Corp.                                                    $          170,000       $    175,950         0.03%
  8.25%, due 3/1/23
Georgia-Pacific Corp.                                                    $          305,000       $    356,850         0.07%
  8.875%, due 2/1/10
Georgia-Pacific Corp.                                                    $          245,000       $    288,487         0.05%
  9.375%, due 2/1/13
Norske Skog Canada Ltd.                                                  $          100,000       $    104,500         0.02%
  7.375%, due 3/1/14
Norske Skog Canada Ltd. Series D                                         $          135,000       $    146,475         0.03%
  8.625%, due 6/15/11
Pope & Talbot, Inc.                                                      $          475,000       $    496,375         0.09%
  8.375%, due 6/1/13
Tembec Industries, Inc.                                                  $          195,000       $    203,775         0.04%
  8.50%, due 2/1/11
                                                                                                  ------------       ------
TOTAL PAPER & FOREST PRODUCTS                                                                     $  2,691,606         0.50%
                                                                                                  ------------       ------

PERSONAL PRODUCTS
Estee Lauder Cos., Inc.                                                  $          370,000       $    373,128         0.07%
  5.75%, due 10/15/33

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
TOTAL PERSONAL PRODUCTS                                                                           $    373,128         0.07%
                                                                                                  ------------       ------

PHARMACEUTICALS
Wyeth                                                                    $        1,160,000       $  1,176,798         0.21%
  5.50%, due 2/1/14
Wyeth                                                                    $          315,000       $    322,488         0.06%
  6.50%, due 2/1/34
                                                                                                  ------------       ------
TOTAL PHARMACEUTICALS                                                                             $  1,499,286         0.27%
                                                                                                  ------------       ------

REAL ESTATE
American Real Estate Partners LP/American Real Estate Finan ce           $          285,000       $    299,962         0.05%
Corp.
  8.125%, due 6/1/12 ( c)
CB Richard Ellis Services, Inc.                                          $           75,000       $     84,938         0.02%
  9.75%, due 5/15/10
Hospitality Properties Trust                                             $          175,000       $    189,121         0.03%
  7.00%, due 3/1/08
Host Marriot LP                                                          $          240,000       $    252,600         0.05%
  7.00%, due 8/15/12 ( c)
HRPT Properties Trust                                                    $          685,000       $    692,014         0.13%
  5.75%, due 2/15/14
HRPT Properties Trust                                                    $          170,000       $    175,979         0.03%
  6.25%, due 8/15/16
iStar Financial, Inc.                                                    $          380,000       $    395,380         0.07%
  6.00%, due 12/15/10
iStar Financial, Inc. Series B                                           $          270,000       $    269,409         0.05%
  5.125%, due 4/1/11
OMEGA Healthcare Investors, Inc.                                         $          185,000       $    187,775         0.03%
  7.00%, due 4/1/14 ( c)
                                                                                                  ------------       ------
TOTAL REAL ESTATE                                                                                 $  2,547,178         0.46%
                                                                                                  ------------       ------

ROAD & RAIL
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V                   $          115,000       $    127,650         0.02%
  12.50%, due 6/15/12
Union Pacific Corp. Series 2004-2                                        $          280,000       $    278,925         0.05%
  5.214%, due 9/30/14
                                                                                                  ------------       ------
TOTAL ROAD & RAIL                                                                                 $    406,575         0.07%
                                                                                                  ------------       ------

THRIFTS & MORTGAGE FINANCE
Washington Mutual, Inc.                                                  $          350,000       $    367,879         0.07%
  5.625%, due 1/15/07
                                                                                                  ------------       ------
TOTAL THRIFTS & MORTGAGE FINANCE                                                                  $    367,879         0.07%
                                                                                                  ------------       ------

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
TRANSPORTATION INFRASTRUCTURE
PSA Corp. Ltd.                                                           $          900,000       $    930,991         0.17%
  7.125%, due 8/1/05 ( c)
                                                                                                  ------------       ------
TOTAL TRANSPORTATION INFRASTRUCTURE                                                               $    930,991         0.17%
                                                                                                  ------------       ------

WIRELESS TELECOMMUNICATION SERVICES
Dobson Communications Corp.                                              $            5,000       $      3,600         0.00%(b)
  10.875%, due 7/1/10
Dobson Communications Corp.                                              $           70,000       $     45,150         0.01%
  8.875%, due 10/1/13
Triton PCS, Inc.                                                         $          100,000       $     90,756         0.02%
  8.50%, due 6/1/13
US Unwired, Inc.                                                         $           60,000       $     62,250         0.01%
  10.00%, due 6/15/12
Vodafone Group PLC                                                       $          530,000       $    537,558         0.10%
  3.95%, due 1/30/08
                                                                                                  ------------       ------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                         $    739,314         0.14%
                                                                                                  ------------       ------
TOTAL CORPORATE BONDS                                                                             $ 61,567,571        11.26%
                                                                                                  ------------       ------

CORPORATE CMOS
THRIFTS & MORTGAGE FINANCE
Merrill Lynch Mortgage Trust Series 2004-MKB1 Class A1                   $          961,801       $    962,029         0.18%
  3.563%, due 2/12/42
                                                                                                  ------------       ------
TOTAL THRIFTS & MORTGAGE FINANCE                                                                  $    962,029         0.18%
                                                                                                  ------------       ------
TOTAL CORPORATE CMOS                                                                              $    962,029         0.18%
                                                                                                  ------------       ------

FHLMC
Federal Home Loan Mortgage Corp.                                         $        1,065,000       $  1,081,307         0.20%
  5.00%, due 10/19/19 (d)
Federal Home Loan Mortgage Corp.                                         $          816,142       $    810,719         0.15%
  5.00%, due 8/1/33 (e)
Federal Home Loan Mortgage Corp.                                         $          755,000       $    758,859         0.14%
  3.625%, due 9/15/08
Federal Home Loan Mortgage Corp.                                         $          483,841       $    464,783         0.08%
  3.00%, due 8/1/10
Federal Home Loan Mortgage Corp.                                         $        3,160,000       $  3,202,464         0.58%
  5.50%, due 10/14/34 (d)

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
TOTAL FHLMC                                                                                       $  6,318,132         1.15%
                                                                                                  ------------       ------

FNMA
Federal National Mortgage Association                                    $        3,350,000       $  3,497,390         0.64%
  5.50%, due 5/2/06
Federal National Mortgage Association                                    $          449,300       $    476,626         0.09%
  7.00%, due 4/1/32
Federal National Mortgage Association                                    $          860,718       $    913,319         0.17%
  7.00%, due 2/1/32 (e)
Federal National Mortgage Association                                    $        2,215,000       $  2,495,441         0.46%
  6.625%, due 9/15/09
Federal National Mortgage Association                                    $          577,250       $    605,910         0.11%
  6.50%, due 8/1/31
Federal National Mortgage Association                                    $          708,867       $    744,061         0.14%
  6.50%, due 6/1/31(e)
Federal National Mortgage Association                                    $          717,487       $    753,109         0.14%
  6.50%, due 10/1/31
Federal National Mortgage Association                                    $          435,000       $    480,269         0.09%
  6.25%, due 2/1/11
Federal National Mortgage Association                                    $        1,406,780       $  1,507,793         0.28%
  7.50%, due 8/1/31(e)
Federal National Mortgage Association                                    $        9,370,000       $  9,689,161         1.77%
  6.00%, due 10/14/34 (d)
Federal National Mortgage Association                                    $        8,640,000       $  8,904,600         1.63%
  5.50%, due 11/18/19 (d)
Federal National Mortgage Association                                    $        5,200,456       $  5,280,714         0.96%
  5.50%, due 11/1/33 (e)
Federal National Mortgage Association                                    $        5,770,000       $  5,845,731         1.07%
  5.50%, due 10/14/34 (d)
Federal National Mortgage Association                                    $        2,300,000       $  2,390,296         0.44%
  5.25%, due 8/1/12
Federal National Mortgage Association                                    $        3,445,000       $  3,572,001         0.65%
  4.75%, due 1/2/07
Federal National Mortgage Association                                    $          870,000       $    862,274         0.16%
  4.625%, due 5/1/13
Federal National Mortgage Association                                    $        3,273,159       $  3,271,298         0.60%
  4.50%, due 7/1/18 (e)
Federal National Mortgage Association                                    $          941,611       $    941,075         0.17%
  4.50%, due 4/1/18 (e)
Federal National Mortgage Association                                    $        4,280,744       $  4,278,310         0.78%
  4.50%, due 11/1/18 (e)

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Federal National Mortgage Association                                    $        1,610,000       $  1,658,802         0.30%
  6.00%, due 11/15/34 (d)
Federal National Mortgage Association                                    $        4,093,750       $  4,240,238         0.77%
  5.50%, due 2/1/17
                                                                                                  ------------       ------
TOTAL FNMA                                                                                        $ 62,408,418        11.42%
                                                                                                  ------------       ------

FOREIGN GOVERNMENT TREASURY
FOREIGN GOVERNMENTS
Province of Quebec                                                       $          920,000       $    966,998         0.18%
  5.00%, due 7/17/09
Russian Federation Series REGS                                           $          735,000       $    706,996         0.13%
  5.00%, due 3/31/30 --- 7.50%, beginning 3/31/07
United Mexican States                                                    $          280,000       $    296,800         0.05%
  6.625%, due 3/3/15
United Mexican States                                                    $           95,000       $     95,950         0.02%
  4.625%, due 10/8/08
                                                                                                  ------------       ------
TOTAL FOREIGN GOVERNMENTS                                                                         $  2,066,744         0.38%
                                                                                                  ------------       ------

GOVERNMENT AGENCIES
Aries Vermogensverwaltungs GmbH                                          $          250,000       $    280,625         0.05%
  9.60%, due 10/25/14 ( c)
                                                                                                  ------------       ------
TOTAL FOREIGN GOVERNMENT TREASURY                                                                 $  2,347,369         0.43%
                                                                                                  ------------       ------

GNMA
Government National Mortgage Association                                 $        1,001,335       $  1,042,017         0.19%
  6.00%, due 4/15/29 (e)
Government National Mortgage Association                                 $        2,268,119       $  2,356,200         0.43%
  6.00%, due 8/15/32 (e)
Government National Mortgage Association                                 $          337,488       $    364,029         0.07%
  7.50%, due 11/25/28
Government National Mortgage Association                                 $          124,801       $    135,113         0.02%
  7.50%, due 12/15/23
Government National Mortgage Association                                 $          877,395       $    947,208         0.17%
  7.50%, due 12/15/28 (e)
                                                                                                  ------------       ------
TOTAL GNMA                                                                                        $  4,844,567         0.88%
                                                                                                  ------------       ------

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
PREFERRED STOCK
REAL ESTATE
Sovereign Real Estate Investment Corp.                                                  200       $    294,000         0.05%
                                                                                                  ------------       ------
TOTAL REAL ESTATE                                                                                 $    294,000         0.05%
                                                                                                  ------------       ------
TOTAL PREFERRED STOCK                                                                             $    294,000         0.05%
                                                                                                  ------------       ------

REVENUE BONDS
Harris County Texas Industrial Development Corp. Solid Waste             $          395,000       $    401,577         0.07%
Disposal Revenue Deer Park
  5.683%, due 3/1/23
                                                                                                  ------------       ------
TOTAL REVENUE BONDS                                                                               $    401,577         0.07%
                                                                                                  ------------       ------

U.S. TREASURY BONDS
United States Treasury Bond                                              $        1,205,000       $  1,512,700         0.28%
  6.875%, due 8/15/25
United States Treasury Bond                                              $          840,000       $  1,079,498         0.20%
  7.50%, due 11/15/16 (f)
United States Treasury Bond                                              $          580,000       $    840,750         0.15%
  8.75%, due 8/15/20
United States Treasury Bond                                              $          135,000       $    144,619         0.03%
  5.375%, due 2/15/31
                                                                                                  ------------       ------
TOTAL U.S. TREASURY BONDS                                                                         $  3,577,567         0.66%
                                                                                                  ------------       ------

U.S. TREASURY NOTES
United States Treasury Note                                              $        1,645,000       $  1,645,964         0.30%
  3.00%, due 2/15/08 (f)
United States Treasury Note                                              $        2,100,000       $  2,121,985         0.39%
  4.25%, due 8/15/14 (f)
United States Treasury Note                                              $        3,010,000       $  3,114,056         0.57%
  4.625%, due 5/15/06
United States Treasury Note                                              $        2,435,000       $  2,528,976         0.46%
  5.75%, due 11/15/05 (f)

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
United States Treasury Note                                              $          410,000       $    457,070         0.08%
  5.75%, due 8/15/10
United States Treasury Note                                              $        3,825,000       $  4,275,934         0.78%
  6.00%, due 8/15/09 (f)
                                                                                                  ------------       ------
TOTAL U.S. TREASURY NOTES                                                                         $ 14,143,985         2.58%
                                                                                                  ------------       ------

YANKEE BONDS (h)
ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA                                               $          120,000       $    135,900         0.02%
  10.00%, due 11/5/10
                                                                                                  ------------       ------
TOTAL ENERGY EQUIPMENT & SERVICES                                                                 $    135,900         0.02%
                                                                                                  ------------       ------

INSURANCE
Montpelier Re Holdings Ltd.                                              $          955,000       $    989,568         0.18%
  6.125%, due 8/15/13
                                                                                                  ------------       ------
TOTAL INSURANCE                                                                                   $    989,568         0.18%
                                                                                                  ------------       ------

MARINE
Sea Containers Ltd.                                                      $           90,000       $     92,250         0.02%
  10.75%, due 10/15/06
                                                                                                  ------------       ------
TOTAL MARINE                                                                                      $     92,250         0.02%
                                                                                                  ------------       ------

MEDIA
Rogers Cablesystem, Ltd.                                                 $          230,000       $    257,600         0.05%
  11.00%, due 12/1/15
                                                                                                  ------------       ------
TOTAL MEDIA                                                                                       $    257,600         0.05%
                                                                                                  ------------       ------

PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                                               $          200,000       $    184,000         0.03%
  6.00%, due 6/20/13
Abitibi-Consolidated, Inc.                                               $          200,000       $    191,000         0.03%
  8.50%, due 8/1/29
Donohue Forest Products                                                  $          385,000       $    402,325         0.07%
  7.625%, due 5/15/07
                                                                                                  ------------       ------
TOTAL PAPER & FOREST PRODUCTS                                                                     $    777,325         0.13%
                                                                                                  ------------       ------
TOTAL YANKEE BONDS                                                                                $  2,252,643         0.40%
                                                                                                  ------------       ------

COMMERCIAL PAPER

                                                                         SHARES / PRINCIPAL
                                                                               AMOUNT             MARKET VALUE    % NET ASSETS
Federal Home Loan Bank                                                   $       12,185,000       $ 12,183,345         2.22%
  1.63% due 10/4/04
Federal National Mortgage Association                                    $        5,545,000       $  5,543,970         1.01%
  1.67% due 10/5/04
Federal National Mortgage Association                                    $        2,245,000       $  2,243,833         0.41%
  1.70% due 10/12/04
Federal National Mortgage Association                                    $        6,035,000       $  6,033,839         1.10%
  1.73% due 10/5/04
General Electric Capital Corp.                                           $          585,000       $    584,123         0.11%
  1.74% due 11/1/04
General Electric Co.                                                     $        3,360,000       $  3,359,020         0.61%
  1.75% due 10/7/04
International Business Machines Corp.                                    $          165,000       $    164,976         0.03%
  1.72% due 10/4/04
Morgan Stanley Dean Witter & Co.                                         $        7,700,000       $  7,694,669         1.40%
  1.78% due 10/15/04
UBS Finance (Delaware) LLC                                               $       10,360,000       $ 10,360,000         1.89%
  1.88% due 10/1/04
GOVERNMENT AGENCIES
Freddie Mac Discount Note                                                $        2,125,000       $  2,124,614         0.39%
  1.635% due 10/5/04
                                                                                                  ------------       ------
TOTAL COMMERCIAL PAPER                                                                            $ 50,292,389         9.17%
                                                                                                  ------------       ------

INVESTMENT COMPANIES
AIM Institutional Funds Group (g)                                        $        1,674,692          1,674,692         0.31%
                                                                                                  ------------       ------
TOTAL INVESTMENT COMPANIES                                                                           1,674,692         0.31%
                                                                                                  ------------       ------

MASTER NOTE
Banc of America Securities LLC
   1.975%, due 10/1/04 (g)                                               $        2,670,000          2,670,000         0.48%
                                                                                                  ------------       ------
TOTAL MASTER NOTE                                                                                    2,670,000         0.48%
                                                                                                  ------------       ------

REPURCHASE AGREEMENTS

Lehman Brothers Inc.
   1.925%, dated 9/30/04
   due 10/1/04
   Proceeds at Maturity
   $ 3,093,165 (g)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $ 3,737,844 and a Market Value
   of $ 3,191,699 )                                                      $        3,093,000          3,093,000         0.56%
                                                                                                  ------------       ------

Merrill Lynch Pierce Fenner & Smith, Inc.
   1.955%, dated 9/30/04
   due 10/1/04
   Proceeds at Maturity
   $ 9,806,533 (g)
   (Collateralized by Various Bonds
   with a Principal Amount of

   $ 10,709,740 and a Market Value
   of $ 10,296,449)                                                      $        9,806,000          9,806,000         1.79%
                                                                                                  ------------       ------
TOTAL REPURCHASE AGREEMENTS                                                                         12,899,000         2.35%
                                                                                                  ------------       ------

TOTAL SHORT-TERM INVSTMENTS                                                                       $ 67,536,081        10.70%
                                                                                                  ------------       ------

TOTAL INVESTMENTS
(COST  $570,910,832)(l)                                                                           ------------       ------
                                                                                                  $596,126,392(m)    108.84%
                                                                                                  ------------       ------
Liabilities in Excess of Cash and Other Assets                                                    ($48,164,061)       -8.84%
                                                                                                  ------------       ------
NET ASSETS                                                                                        $547,962,331       100.00%
                                                                                                  ============       ======

---------------
(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   May be sold to institutional investors only.

(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be deter- mined upon settlement.

(e)   Segregated or partially segregated as collateral for TBA.

(f)   Represent securities out on loan or a portion which is out on loan.

(g) Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(h) Yankee Bond - Dollar Denominated bonds issued in United States by foreign banks and corporations.

(i)   ADR - American Depository Receipt

(j)   Illiquid security.

(k)   Restricted security.

(l)   The cost for federal income tax purposes is $572,978,197 .

(m) At September 30, 2004, net unrealized appreciation was $ 23,148,195 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $ 37,323,403 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $ 14,175,208.

PORTFOLIO HOLDINGS
As of September 30, 2004 (unaudited)

                                                   SHARES / PRINCIPAL
                                                          AMOUNT         MARKET VALUE      % NET ASSETS
MAINSTAY VP VALUE PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                            80,900       $   4,176,058           0.72%
Northrop Grumman Corp.                                     186,600       $   9,951,378           1.70%
Raytheon Co.                                               203,700       $   7,736,526           1.32%
                                                                         -------------         ------
TOTAL AEROSPACE & DEFENSE                                                $  21,863,962           3.74%
                                                                         -------------         ------

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                             88,700       $   8,270,388           1.42%
iShares Russell 1000 Value Index (c)                       101,400       $   6,140,784           1.05%
Merrill Lynch & Co., Inc.                                  150,000       $   7,458,000           1.28%
State Street Corp.                                         117,500       $   5,018,425           0.86%
                                                                         -------------         ------
TOTAL CAPITAL MARKETS                                                    $  26,887,597           4.61%
                                                                         -------------         ------

COMMERCIAL BANKS
Bank of America Corp.                                      412,092       $  17,855,947           3.06%
PNC Financial Services Group, Inc. (The)                   122,000       $   6,600,200           1.13%
U.S. Bancorp                                               319,700       $   9,239,330           1.58%
Wachovia Corp.                                             233,400       $  10,958,130           1.88%
Wells Fargo & Co.                                          101,100       $   6,028,593           1.03%
                                                                         -------------         ------
TOTAL COMMERCIAL BANKS                                                   $  50,682,200           8.68%
                                                                         -------------         ------

COMMUNICATIONS EQUIPMENT
Motorola, Inc.                                             298,600       $   5,386,744           0.92%
Nokia Corp. ADR (d)                                        520,800       $   7,145,376           1.22%
                                                                         -------------         ------
TOTAL COMMUNICATIONS EQUIPMENT                                           $  12,532,120           2.14%
                                                                         -------------         ------

COMPUTERS & PERIPHERALS
Hewlett-Packard Co.                                        172,000       $   3,225,000           0.55%
International Business Machines Corp.                      132,100       $  11,326,254           1.94%
                                                                         -------------         ------
TOTAL COMPUTERS & PERIPHERALS                                            $  14,551,254           2.49%
                                                                         -------------         ------

CONTAINERS & PACKAGING
Smurfit-Stone Container Corp. (a)                          574,600       $  11,130,002           1.91%
                                                                         -------------         ------
TOTAL CONTAINERS & PACKAGING                                             $  11,130,002           1.91%
                                                                         -------------         ------

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                            435,497       $  19,214,128           3.29%
JPMorgan Chase & Co.                                       246,840       $   9,806,953           1.68%
                                                                         -------------         ------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                     $  29,021,081           4.97%
                                                                         -------------         ------

                                                   SHARES / PRINCIPAL
                                                          AMOUNT         MARKET VALUE      % NET ASSETS
DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                               117,400       $   6,446,434           1.10%
BellSouth Corp.                                            256,200       $   6,948,144           1.19%
SBC Communications, Inc.                                   335,700       $   8,711,415           1.49%
Sprint Corp. (FON Group)                                   459,900       $   9,257,787           1.58%
Verizon Communications, Inc.                               379,800       $  14,956,524           2.56%
                                                                         -------------         ------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             $  46,320,304           7.92%
                                                                         -------------         ------

ELECTRICAL EQUIPMENT
Cooper Industries, Ltd. Class A                             57,300       $   3,380,700           0.58%
                                                                         -------------         ------
TOTAL ELECTRICAL EQUIPMENT                                               $   3,380,700           0.58%
                                                                         -------------         ------

ENERGY EQUIPMENT & SERVICES
Diamond Offshore Drilling, Inc. (c)                        163,300       $   5,387,267           0.92%
Pride International, Inc. (a)                              356,000       $   7,045,240           1.21%
Rowan Cos., Inc. (a)                                       425,500       $  11,233,200           1.92%
Transocean, Inc. (a)                                       347,500       $  12,433,550           2.13%
                                                                         -------------         ------
TOTAL ENERGY EQUIPMENT & SERVICES                                        $  36,099,257           6.18%
                                                                         -------------         ------

FOOD & STAPLES RETAILING
CVS Corp.                                                  290,400       $  12,234,552           2.09%
Kroger Co. (The) (a)                                       378,500       $   5,874,320           1.01%
                                                                         -------------         ------
TOTAL FOOD & STAPLES RETAILING                                           $  18,108,872           3.10%
                                                                         -------------         ------

FOOD PRODUCTS
Cadbury Schwppes PLC ADR (d)                               278,100       $   8,596,071           1.47%
General Mills, Inc.                                        222,900       $  10,008,210           1.71%
Kraft Foods, Inc. Class A                                  226,200       $   7,175,064           1.23%
                                                                         -------------         ------
TOTAL FOOD PRODUCTS                                                      $  25,779,345           4.41%
                                                                         -------------         ------

HEALTH CARE PROVIDERS & SERVICES
HCA, Inc.                                                  221,100       $   8,434,965           1.44%
                                                                         -------------         ------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   $   8,434,965           1.44%
                                                                         -------------         ------

HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                       183,900       $  11,878,101           2.03%
                                                                         -------------         ------
TOTAL HOUSEHOLD PRODUCTS                                                 $  11,878,101           2.03%
                                                                         -------------         ------

INSURANCE
Allstate Corp. (The)                                       181,600       $   8,714,984           1.49%
American International Group, Inc.                         126,200       $   8,580,338           1.47%
Hartford Financial Services Group, Inc. (The)              155,300       $   9,617,729           1.65%
Marsh & McLennan Cos., Inc.                                250,200       $  11,449,152           1.96%
Prudential Financial, Inc.                                 234,500       $  11,030,880           1.89%
St. Paul Travelers Cos., Inc. (The)                        227,810       $   7,531,398           1.29%
                                                                         -------------         ------
TOTAL INSURANCE                                                          $  56,924,481           9.75%
                                                                         -------------         ------

                                                   SHARES / PRINCIPAL
                                                          AMOUNT         MARKET VALUE      % NET ASSETS
IT SERVICES
Computer Sciences Corp. (a)                                260,400       $  12,264,840           2.10%
                                                                         -------------         ------
TOTAL IT SERVICES                                                        $  12,264,840           2.10%
                                                                         -------------         ------

MACHINERY
Navistar International Corp. (a)                           296,000       $  11,008,240           1.88%
                                                                         -------------         ------
TOTAL MACHINERY                                                          $  11,008,240           1.88%
                                                                         -------------         ------

METALS & MINING
Alcoa, Inc.                                                289,028       $   9,708,451           1.66%
                                                                         -------------         ------
TOTAL METALS & MINING                                                    $   9,708,451           1.66%
                                                                         -------------         ------

OIL & GAS
ChevronTexaco Corp.                                        224,286       $  12,030,701           2.06%
ConocoPhillips                                             155,600       $  12,891,460           2.21%
ExxonMobil Corp.                                           360,000       $  17,398,800           2.98%
Kerr-McGee Corp.                                           153,400       $   8,782,150           1.50%
                                                                         -------------         ------
TOTAL OIL & GAS                                                          $  51,103,111           8.75%
                                                                         -------------         ------

PAPER & FOREST PRODUCTS
Bowater, Inc.                                              143,900       $   5,495,541           0.94%
International Paper Co.                                    184,600       $   7,459,686           1.28%
                                                                         -------------         ------
TOTAL PAPER & FOREST PRODUCTS                                            $  12,955,227           2.22%
                                                                         -------------         ------

PHARMACEUTICALS
Bristol-Myers Squibb Co.                                   363,900       $   8,613,513           1.47%
Merck & Co., Inc.                                          249,500       $   8,233,500           1.41%
Pfizer, Inc.                                               402,600       $  12,319,560           2.11%
                                                                         -------------         ------
TOTAL PHARMACEUTICALS                                                    $  29,166,573           4.99%
                                                                         -------------         ------

ROAD & RAIL
Burlington Northern Santa Fe Corp.                         160,100       $   6,133,431           1.05%
                                                                         -------------         ------
TOTAL ROAD & RAIL                                                        $   6,133,431           1.05%
                                                                         -------------         ------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)                           215,200       $   2,797,600           0.48%
                                                                         -------------         ------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                           $   2,797,600           0.48%
                                                                         -------------         ------

SOFTWARE
BMC Software, Inc. (a)                                      30,400       $     480,624           0.08%
                                                                         -------------         ------
TOTAL SOFTWARE                                                           $     480,624           0.08%
                                                                         -------------         ------

SPECIALTY RETAIL
Gap, Inc. (The) (c)                                        547,200       $  10,232,640           1.75%
                                                                         -------------         ------
TOTAL SPECIALTY RETAIL                                                   $  10,232,640           1.75%
                                                                         -------------         ------

THRIFTS & MORTGAGE FINANCE
Washington Mutual, Inc.                                    157,300       $   6,147,284           1.05%
                                                                         -------------         ------
TOTAL THRIFTS & MORTGAGE FINANCE                                         $   6,147,284           1.05%
                                                                         -------------         ------
TOTAL COMMON STOCK                                                       $ 525,592,262          89.96%
                                                                         -------------         ------

                                                   SHARES / PRINCIPAL
                                                          AMOUNT         MARKET VALUE      % NET ASSETS
CONVERTIBLE PREFERRED STOCK
OIL & GAS
Goldman Sachs Group, Inc. (The)
  2.50 %, Series BSKT
  (Goldman Sachs Oil & Gas
  Basket) (e)                                              100,000       $  10,358,500           1.77%
                                                                         -------------         ------
TOTAL OIL & GAS                                                          $  10,358,500           1.77%
                                                                         -------------         ------

SOFTWARE
Goldman Sachs Group, Inc. (The) 2.00% Series BMC
  2.00 %, Series BMC (BMC
  Software Inc.) (e)                                       233,890       $   3,819,424           0.66%
                                                                         -------------         ------
TOTAL SOFTWARE                                                           $   3,819,424           0.66%
                                                                         -------------         ------
TOTAL CONVERTIBLE PREFERRED STOCK                                        $  14,177,924           2.43%
                                                                         -------------         ------

STOCK OPTIONS
ENERGY EQUIPMENT & SERVICES
Rowan Cos., Inc.
  Strike Price $25.00
  Expire 10/16/04 (a)(f)(g)                                143,500       $     226,012           0.04%
                                                                         -------------         ------
TOTAL ENERGY EQUIPMENT & SERVICES                                        $     226,012           0.04%
                                                                         -------------         ------

MACHINERY
Navistar International Corp.
  Strike Price $50.00
  Expire 10/16/04 (a)(f)(g)                                 68,200       $       3,410           0.00%(b)
                                                                         -------------         ------
TOTAL MACHINERY                                                          $       3,410           0.00%(b)
                                                                         -------------         ------
TOTAL STOCK OPTIONS                                                      $     229,423           0.04%
                                                                         -------------         ------

COMMERCIAL PAPER
Federal Home Loan Bank                               $   4,000,000       $   3,999,457           0.68%
  1.63% due 10/4/04
Federal National Mortgage Association                $  11,260,000       $  11,257,371           1.93%
  1.68% due 10/6/04
Federal National Mortgage Association                $  15,000,000       $  14,997,115           2.57%
  1.73% due 10/5/04
Morgan Stanley Dean Witter & Co.                     $   1,805,000       $   1,803,750           0.31%
  1.78% due 10/15/04
Morgan Stanley Dean Witter & Co.                     $   4,000,000       $   3,996,636           0.68%
  1.78% due 10/18/04
UBS Finance (Delaware) LLC                           $  16,460,000       $  16,460,000           2.82%
  1.88% due 10/1/04
                                                                         -------------         ------
TOTAL COMMERCIAL PAPER                                                   $  52,514,329           8.99%
                                                                         -------------         ------

INVESTMENT COMPANY
AIM Institutional Funds Group (h)                        1,376,696       $   1,376,696           0.24%
                                                                         -------------         ------
TOTAL INVESTMENT COMPANY                                                 $   1,376,696           0.24%
                                                                         -------------         ------

                                                   SHARES / PRINCIPAL
                                                          AMOUNT         MARKET VALUE      % NET ASSETS
MASTER NOTE
Banc of America Securities LLC
  1.9749%, due 10/1/04 (h)                           $   3,100,000       $   3,100,000           0.53%
                                                                         -------------         ------
TOTAL MASTER NOTE                                                        $   3,100,000           0.53%
                                                                         -------------         ------

REPURCHASE AGREEMENTS
Credie Suisse First Boston LLC
  1.9249, dated 9/30/04
  due 10/1/04
  Proceeds at Maturity
  $4,800,257 (h)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $4,565,010
  and a Market Value of
  $4,896,110)                                        $   4,800,000        $   4,800,000           0.82%
Lehman Brothers, Inc.
  1.9249, dated 9/30/04
  due 10/1/04
  Proceeds at Maturity
  $7,862,420 (h)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $9,501,132
  and a Market Value of
  $8,112,898)                                        $   7,862,000       $   7,862,000           1.34%
Merrill Lynch & Co., Inc.
  1.9549, dated 9/30/04
  due 10/1/04
  Proceeds at Maturity
  $400,022 (h)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $436,865
  and a Market Value of
  $420,006)                                          $     400,000       $     400,000           0.07%
Morgan Stanley & Co.
  1.9249, dated 9/30/04
  due 10/1/04
  Proceeds at Maturity
  $100,005 (h)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $149,036 and
  a Market Value of
  $106,192)                                          $     100,000       $     100,000           0.02%
                                                                         -------------         ------
TOTAL REPURCHASE AGREEMENTS                                              $  13,162,000           2.25%
                                                                         -------------         ------
TOTAL INVESTMENTS ($ COST 562,599,498)(i)                                $ 610,152,633(j)      104.44%
                                                                         -------------         ------
Liabilities in Excess of Cash and Other Assets                           ($ 25,943,948)         -4.44%
                                                                         -------------         ------
NET ASSETS                                                               $ 584,208,685         100.00%
                                                                         =============         ======

(a)   Non-income producing security.

(b)   Less than one-hundredth of a percent.

(c)   Represents a security, or a portion thereof, which is out on loan.

(d)   ADR-American Depositary Receipt.

(e) Synthetic Convertible - an equity linked security issued by an entity other than the issuer of the underlying equity instrument.

(f)   One contract relates to 100 shares.

(g)   Options can be exercised into the underlying common stock.

(h) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)   The cost for federal income tax purposes is $564,562,410.

(j) At September 30, 2004 net unrealized appreciation was $45,590,223, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $57,936,891 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,383,756.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC

By: /s/ Gary E. Wendlandt
    --------------------------------------
    GARY E. WENDLANDT
    Chairman and Chief Executive Officer

Date: November 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Gary E. Wendlandt
    --------------------------------------
    GARY E. WENDLANDT
    Chairman and Chief Executive Officer

Date: November 30, 2004

By: /s/Patrick J. Farrell
    --------------------------------------
    PATRICK J. FARRELL
    Treasurer and
    Chief Financial and Accounting Officer

Date: November 30, 2004